[LOGO] FIRST AMERICAN FUNDS(TM)                       2002
                                                      SEMIANNUAL
                                                      REPORT




                                          STOCK FUNDS






"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

   _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE-MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.

FIRST AMERICAN FUNDS IS A COMPLETE RESOURCE FOR YOUR INVESTMENTS. WE HAVE A WIDE ARRAY OF OPTIONS--MORE THAN 50 MUTUAL FUNDS THAT CROSS ALL ASSET CLASSES. TO FIND OUT HOW FIRST AMERICAN FUNDS CAN HELP YOU MEET YOUR GOALS, CONTACT YOUR INVESTMENT PROFESSIONAL.

     OUR FUND FAMILY

  *  HIGHER RISK AND RETURN POTENTIAL
  |
> |  SECTOR FUNDS
  |    [] HEALTH SCIENCES
  |    [] REAL ESTATE SECURITIES
  |    [] SCIENCE & TECHNOLOGY
  |    [] TECHNOLOGY
> |  INTERNATIONAL FUNDS
  |    [] EMERGING MARKETS
  |    [] INTERNATIONAL
> |  SMALL CAP FUNDS
  |    [] MICRO CAP
  |    [] SMALL CAP CORE
  |    [] SMALL CAP GROWTH
  |    [] SMALL CAP VALUE
> |  MID CAP FUNDS
  |    [] MID CAP CORE
  |    [] MID CAP GROWTH
  |    [] MID CAP VALUE
> |  LARGE CAP FUNDS
  |    [] CAPITAL GROWTH
  |    [] LARGE CAP CORE
  |    [] LARGE CAP GROWTH
  |    [] LARGE CAP VALUE
  |    [] RELATIVE VALUE
> |  GROWTH & INCOME FUNDS
  |    [] BALANCED
  |    [] EQUITY INCOME
  |    [] GROWTH & INCOME
  |  INDEX FUNDS
  |  ASSET ALLOCATION FUNDS
  |  INCOME FUNDS
  |  TAX FREE INCOME FUNDS
  |  MONEY MARKET FUNDS
  |
  *LOWER RISK AND RETURN POTENTIAL


TABLE OF CONTENTS

    Message to Shareholders                    1
Sector Funds
    Schedule of Investments                    2
`   Statements of Assets and Liabilities       6
    Statements of Operations                   7
    Statements of Changes in Net Assets        8
    Financial Highlights                      10
International Funds
    Schedule of Investments                   14
    Statements of Assets and Liabilities      18
    Statements of Operations                  19
    Statements of Changes in Net Assets       20
    Financial Highlights                      22
Small Cap Funds
    Schedule of Investments                   24
    Statements of Assets and Liabilities      32
    Statements of Operations                  33
    Statements of Changes in Net Assets       34
    Financial Highlights                      36
Mid Cap Funds
    Schedule of Investments                   40
    Statements of Assets and Liabilities      47
    Statements of Operations                  48
    Statements of Changes in Net Assets       49
    Financial Highlights                      50
Large Cap Funds
    Schedule of Investments                   54
    Statements of Assets and Liabilities      62
    Statements of Operations                  64
    Statements of Changes in Net Assets       66
    Financial Highlights                      68
Growth & Income Funds
    Schedule of Investments                   74
    Statements of Assets and Liabilities      85
    Statements of Operations                  86
    Statements of Changes in Net Assets       87
    Financial Highlights                      88
Notes to Financial Statements                 92


Our merger created an opportunity for First American Funds to put on a new face--which is exactly what we did. The new logo had to reflect our comprehensive suite of First American Funds and our commitment to providing unparalleled, dedicated client service.

WE CHOSE GEORGE WASHINGTON.
His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American Funds.


MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

MESSAGE TO SHAREHOLDERS  April 15, 2002


DEAR SHAREHOLDERS:

On behalf of the board of directors and the entire staff of U.S. Bancorp Asset Management, Inc., thank you for your continued trust as we manage your investments. This company has grown to be a leading investment manager, as evidenced by the increasing prominence of the First American Funds family. To best serve our shareholders, we have strengthened our portfolio management team by aligning the resources they need to deliver careful investment selection and help attain our goal of superior long-term performance. We have also strengthened our ties with our partners, the financial professionals who serve your investment needs. Your continued support is our most valuable asset, and we take very seriously our commitment to providing you with a rewarding investment experience.

RECOVERY AND RENEWAL
The past six months marked a period of recovery and renewal for Americans. At the beginning of October, most of us were still reeling from the tragic events of September 11. The nation was in a state of high alert, and preparations were underway for a response in Afghanistan. The U.S. economy was in the midst of what would turn out to be a mild recession. If there were ever a time for financial markets to struggle due to the uncertainty of what lies ahead, this certainly was the time.

But any sense of pessimism and fear quickly evolved into one of firm resolve. Americans appeared determined to do whatever was necessary to get back on track. On the back of strong fiscal and monetary policy, we saw the U.S. economy begin to quickly recover. This helped propel the equity markets to a solid rebound during the last three months of 2001. This situation changed a bit as we moved into 2002, with stocks struggling in the early weeks of the new year. In particular, there were growing concerns related to the Enron scandal. The fallout from this troubled company was felt by other firms, and the net result was a short-term negative impact on the stock market. Toward the end of February and into March, the situation stabilized a bit, and stocks managed to recover some lost ground. Still, the markets remained quite volatile, and growing tensions in the Middle East certainly contributed to this.

The bond market also underwent a transformation during the six-month period. In the initial weeks after September 11, interest rates continued to decline, boosting bond values. The situation changed in November, and rates on longer-term bonds began to rise, even though the Federal Reserve continued to cut short-term interest rates in an effort to bolster the economy. Fixed-income markets stabilized again in January and February, but in March, as more positive economic news was delivered, rates climbed higher once again. As the period came to an end, it appeared that the U.S. economy was getting back on track, although the recovery was not dramatic (consistent with a rather mild recession). Positive economic news, combined with a continued environment of modest inflation, was seen as welcome news to most investors.

MONITORING YOUR PORTFOLIO
You can find more details about the specific performance of your individual fund holdings within the pages of this report, related to the first six months of the fiscal year (October 1, 2001, through March 31, 2002). Please take a few moments to review this information at your convenience.

Most importantly, be sure your portfolio continues to meet your investment objectives. In today's volatile and often uncertain market environment, it is easy to lose track of your long-term goals in the fog of short-term market swings. More than ever, a well-diversified portfolio suited to your investment objectives and risk tolerance is critical to your long-term success. I encourage you to talk to your financial professional if you feel it is an appropriate time to review your existing holdings and the progress you are making toward reaching your goals.

Thank you again for placing your trust in the First American family of funds. We look forward to helping you make your investment goals a reality.


Sincerely,


/s/ Virginia L. Stringer    /s/ Tom S. Schreier         /s/ Mark Jordahl


VIRGINIA L. STRINGER        TOM S. SCHREIER             MARK JORDAHL

CHAIRPERSON OF THE BOARD    PRESIDENT                   CHIEF INVESTMENT OFFICER
FIRST AMERICAN INVESTMENT   FIRST AMERICAN INVESTMENT   U.S. BANCORP ASSET
FUNDS, INC.                 FUNDS, INC.                 MANAGEMENT, INC.

                              First American Funds Semiannual Report 2002     1)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

HEALTH SCIENCES FUND

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
COMMERCIAL SERVICES & SUPPLIES - 1.5%
IMS Health                                          22,300           $   501
                                                                     -------
HEALTH CARE EQUIPMENT & SERVICES - 29.2%
Advance PCS*                                         7,700               232
AmerisourceBergen*                                   4,672               319
Apria Healthcare Group*                             27,630               677
Baxter International                                 8,500               506
Biomet                                               5,200               141
Boston Scientific*                                   8,800               221
Cardinal Health                                      9,275               658
Caremark Rx*                                         8,600               168
Cigna                                                1,700               172
Community Health Systems*                           15,800               349
Endo Pharmaceuticals*                               16,500               167
Enzon*                                               3,300               146
Express Scripts*                                     3,100               179
First Health Group*                                  7,300               176
Guidant*                                             4,000               173
HCA-Healthcare                                       7,100               313
HealthSouth*                                        20,100               289
Laboratory Corporation of America*                   4,400               422
Lincare Holdings                                     9,700               263
McKesson HBOC                                        7,700               288
Medtronic                                           12,500               565
Omnicare                                             7,175               186
OSI Pharmaceuticals*                                 8,400               329
Priority Healthcare, Cl B*                           2,900                76
Quest Diagnostics*                                   4,800               398
Select Medical*                                     23,975               384
Triad Hospitals*                                    12,100               416
United Surgical Partners International*              8,300               193
Universal Health Services*                          13,000               536
Varian Medical Systems*                              4,500               184
Wellpoint Health Networks*                           3,300               210
Zimmer Holdings*                                     6,170               210
                                                                     -------
                                                                       9,546
                                                                     -------
PHARMACEUTICALS & BIOTECHNOLOGY - 65.2%
Abbott Laboratories                                 27,700             1,457
Amgen*                                              16,360               976
Amylin Pharmaceuticals*                             10,000               100
Andrx Group*                                         8,620               327
Array Biopharma*                                    24,200               313
Biogen*                                              2,900               142
BioMarin Pharmaceutical*                            16,700               175
Bone Care International*                            19,440               267
Bristol-Myers Squibb                                12,200               494
Celgene*                                            19,700               488
Cell Therapeutics*                                  15,100               375
Cephalon*                                            6,100               384
Charles River Laboratories International*           15,560               482
Cubist Pharmaceuticals*                              9,300               172
CV Therapeutics*                                     4,000               145
Eli Lilly                                           22,800             1,737
Emisphere Technologies*                              7,300               124
Forest Laboratories, Cl A*                           2,100               172
Genentech*                                          20,380             1,028
Genzyme                                              4,600               201
Gilead Sciences*                                     7,500               270
IDEC Pharmaceuticals*                               14,500               932
Impax Laboratories*                                 24,700               171

HEALTH SCIENCES FUND (CONCLUDED)

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
InterMune*                                           3,700           $   111
Invitrogen*                                          7,515               258
King Pharmaceuticals*                                9,766               342
Merck                                               11,200               645
MGI Pharma*                                         12,300               169
Neurocrine Biosciences*                              4,100               166
NPS Pharmaceuticals*                                11,100               362
Pfizer                                              56,100             2,229
Pharmaceutical Resources*                            9,500               201
Pharmacia                                           45,467             2,050
Protein Design Labs*                                18,580               318
Regeneration Technologies*                          22,600               164
SICOR                                               15,400               263
Tanox*                                              17,700               251
Techne*                                             14,070               388
Teva Pharmaceutical Industries, ADR                  5,800               317
Third Wave Technologies*                            54,100               181
Wyeth                                               26,000             1,707
XOMA*                                               33,900               291
                                                                     -------
                                                                      21,345
                                                                     -------
SOFTWARE & SERVICES - 1.3%
Cerner*                                              3,600               172
TriZetto Group*                                     20,320               247
                                                                     -------
                                                                         419
                                                                     -------
TOTAL COMMON STOCKS                                                   31,811
                                                                     -------
RELATED PARTY MONEY MARKET FUND - 3.1%
First American Prime Obligations Fund (A)          995,879               996
                                                                     -------
TOTAL RELATED PARTY MONEY MARKET FUND                                    996
                                                                     -------
TOTAL INVESTMENTS - 100.3%
(Cost $31,742)                                                        32,807
                                                                     -------
OTHER ASSETS AND LIABILITIES, NET - (0.3)%                               (93)
                                                                     -------
TOTAL NET ASSETS - 100.0%                                            $32,714
                                                                     -------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

(2     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

REAL ESTATE SECURITIES FUND

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 98.2%
REAL ESTATE INVESTMENT TRUSTS - 98.2%
DIVERSIFIED - 6.9%
Rouse                                              116,200         $  3,600
Vornado Realty Trust                               120,600            5,326
                                                                   --------
                                                                      8,926
                                                                   --------
FINANCIAL SERVICES - 2.8%
Anthracite Mortgage Capital                        110,500            1,271
iStar Financial                                     65,400            1,890
Newcastle Investment (A)                            35,000              433
                                                                   --------
                                                                      3,594
                                                                   --------
HOTELS - 8.6%
Felcor Lodging Trust                                49,700            1,056
Hilton Hotels                                       46,500              665
Hospitality Properties Trust                        68,400            2,348
Host Marriott                                       87,900            1,050
Marriott International, Cl A                        19,900              895
Meristar Hospitality                                77,000            1,405
RFS Hotel Investors                                 49,600              729
Starwood Hotels & Resorts                           76,400            2,873
Wyndham Voting Trust (A)                             1,002              100
                                                                   --------
                                                                     11,121
                                                                   --------
OFFICE/INDUSTRIAL - 30.3%
Alexandria Real Estate Equities                     26,800            1,195
Amb Property                                        42,300            1,163
Arden Realty                                        41,000            1,164
Beacon Capital Partnership* (A)                     33,750              384
Boston Properties                                   94,100            3,712
CarrAmerica Realty Trust                            97,650            3,067
Centerpoint Properties                              28,000            1,513
Corporate Office Properties                        133,800            1,753
Duke Realty Investments                            124,300            3,232
Eastgroup Properties                                23,200              598
Equity Office Properties Trust                     193,623            5,807
Kilroy Realty                                       21,500              607
Liberty Property Trust                              63,850            2,059
Mission West Properties                             45,800              600
Prentiss Properties Trust                           59,500            1,756
Prologis Trust                                     201,000            4,693
PS Business Parks                                   40,900            1,421
Reckson Associates Realty                           74,400            1,835
SL Green Realty                                     79,000            2,654
                                                                   --------
                                                                     39,213
                                                                   --------
RESIDENTIAL - 20.9%
Apartment Investment & Management                   95,900            4,639
Archstone Smith                                    167,812            4,496
Avalonbay Communities                               55,012            2,740
Bre Properties                                      38,400            1,248
Camden Property Trust                               31,900            1,248
Equity Residential Properties Trust                152,600            4,386
Essex Property Trust                                37,100            1,936
Home Properties of New York                         52,000            1,791
Manufactured Home Communities                       28,500              940
Sun Communities                                     23,100              908
United Dominion Realty Trust                        82,500            1,307
WCI Communities                                     57,100            1,393
                                                                   --------
                                                                     27,032
                                                                   --------

REAL ESTATE SECURITIES FUND (CONCLUDED)

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
RETAIL/MALLS - 22.2%
CBL & Associates Properties                         36,300         $  1,283
Center Trust                                       127,000              672
Chelsea Property Group                              32,700            1,767
Developers Diversified                              30,000              630
Equity One                                          40,000              538
General Growth Properties                           57,500            2,541
Kimco Realty                                       121,555            3,975
Mid-Atlantic Realty Trust                          137,700            2,107
Mills                                               46,500            1,300
Pan Pacific Retail Properties                       54,200            1,657
Regency Centers                                     50,100            1,454
Simon Property Group                               181,940            5,937
Taubman Centers                                    117,100            1,764
The Macerich Company                                31,300              944
Weingarten Realty Investors                         40,000            2,056
                                                                   --------
                                                                     28,625
                                                                   --------
SELF STORAGE - 3.8%
Public Storage                                     132,800            4,915
                                                                   --------
SPECIALTY REAL ESTATE - 2.7%
Capital Automotive                                  52,500            1,208
Commercial Net Lease Realty                         40,700              568
Corrections Corporation of America                   1,609               21
Senior Housing Properties Trust                    119,600            1,722
                                                                   --------
                                                                      3,519
                                                                   --------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                 126,945
                                                                   --------
TOTAL COMMON STOCKS                                                 126,945
                                                                   --------
PREFERRED STOCKS - 0.2%
Wyndham International* (A)                           1,750              175
                                                                   --------
TOTAL PREFERRED STOCKS                                                  175
                                                                   --------
RELATED PARTY MONEY MARKET FUND - 1.4%
First American Prime Obligations Fund (B)        1,853,676            1,854
                                                                   --------
TOTAL RELATED PARTY MONEY MARKET FUND                                 1,854
                                                                   --------
TOTAL INVESTMENTS - 99.8%
   (Cost $114,877)                                                  128,974
                                                                   --------
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                278
                                                                   --------
TOTAL NET ASSETS - 100.0%                                          $129,252
                                                                   --------

* Non-income producing security
(A) Private placement security considered illiquid investment under guidelines established by the Board of Directors.
(B) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
Cl - Class

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       3)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

SCIENCE & TECHNOLOGY FUND

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
COMMON STOCKS - 95.1%
FINANCIAL SERVICES - 2.0%
First Data                                           4,150          $   362
Fiserv*                                              7,900              363
                                                                    -------
                                                                        725
                                                                    -------
HEALTH CARE EQUIPMENT & SERVICES - 7.4%
Biomet                                              12,500              338
Cephalon*                                            3,400              214
Covance*                                            19,000              385
Edwards Lifesciences*                               13,600              380
Health Management Associates, Cl A*                 18,350              380
LifePoint Hospitals*                                 9,700              359
Omnicare                                            14,050              364
United Surgical Partners*                           11,850              275
                                                                    -------
                                                                      2,695
                                                                    -------
MEDIA - 0.6%
USA Networks*                                        6,800              216
                                                                    -------
RETAILING - 1.0%
eBay*                                                6,550              371
                                                                    -------
SOFTWARE & SERVICES - 31.3%
Adobe Systems                                        9,100              367
Affiliated Computer Services, Cl A*                  7,050              396
Agere Systems*                                      85,350              332
Aspen Technology*                                    5,800              133
BEA Systems*                                        24,000              329
Cadence Design Systems*                             15,900              359
Citrix Systems*                                     29,800              515
DoubleClick*                                        28,950              347
Informatica*                                        37,400              271
Infosys Technologies                                 6,250              409
Internet Security Systems                           12,950              296
Intuit*                                              8,900              341
JD Edwards*                                         36,450              658
Lawson Software*                                    35,450              425
Legato Systems*                                     35,750              322
LogicVision*                                        41,950              449
Manhattan Associates*                               11,150              425
Manugistics Group*                                  23,100              496
Mercury Interactive*                                 9,650              363
Moldflow*                                            1,200               16
NetScout Systems*                                   29,000              207
NetScreen Technologies*                             10,000              167
Openwave System*                                    33,457              213
Overland Data*                                      31,550              339
Overture Services*                                   7,400              207
PeopleSoft*                                         10,600              387
Rational Software*                                  18,600              294
SAP AG                                              10,000              372
ScanSoft                                             7,100               42
Stellent*                                           21,450              207
Take-Two Interactive Software*                      20,600              414
VERITAS Software*                                   26,600            1,166
WebEx Communications*                               11,000              181
                                                                    -------
                                                                     11,445
                                                                    -------
TECHNOLOGY HARDWARE & EQUIPMENT - 51.6%
Aeroflex*                                           30,150              388
Agilent Technologies*                               10,750              376
Alpha Industries*                                   32,300              493
Altera*                                             17,500              383
Amkor Technology*                                   24,700              551
Analog Devices*                                     15,100              680

SCIENCE & TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                         SHARES       VALUE (000)
----------------------------------------------------------------------------
Applied Materials*                                   7,650          $   415
ASML Holding*                                       16,450              417
Atmel*                                              43,000              436
Brocade Communications Systems*                     14,050              379
ChipPAC, Cl A*                                      56,050              550
Cisco Systems*                                      23,250              394
Compaq Computer                                     30,700              321
Computer Network Technology*                        39,150              518
Dell Computer*                                      14,300              373
Emulex*                                             11,700              385
ESS Technology*                                     21,550              447
Intel                                               11,700              356
KLA-Tencor*                                          6,600              439
Lam Research*                                       15,550              456
LeCroy*                                             19,700              348
Lexmark International Group, Cl A*                   6,750              386
Maxim Integrated Products*                           6,650              370
Micron Technology*                                  21,600              711
Microtune*                                          24,700              355
Monolithic System Technology*                       24,800              285
Net IQ*                                             14,250              311
Newport                                             15,800              378
Nokia, ADR, Cl A                                    23,500              487
Novellus Systems*                                   20,900            1,132
OmniVision Technologies*                            41,800              461
Photon Dynamics*                                     8,250              420
Polycom*                                            15,250              375
Powerwave Technologies*                             26,150              337
Qlogic*                                              8,550              423
QUALCOMM*                                            7,500              282
RF Micro Devices*                                   21,650              388
Silicon Storage Technology*                         37,400              395
Solectron*                                          20,550              160
Taiwan Semiconductor Manufacturing, ADR*            12,300              255
Teradyne*                                           11,900              469
Texas Instruments                                   34,000            1,125
Wire One Technologies*                              55,493              264
                                                                    -------
                                                                     18,874
                                                                    -------
TELECOMMUNICATION SERVICES - 1.2%
Redback Networks*                                   49,325              168
Tekelec*                                            25,250              289
                                                                    -------
                                                                        457
                                                                    -------
TOTAL COMMON STOCKS                                                  34,783
                                                                    -------
RELATED PARTY MONEY MARKET FUND - 4.4%
First American Prime Obligations Fund (A)        1,605,543            1,606
                                                                    -------
TOTAL RELATED PARTY MONEY MARKET FUND                                 1,606
                                                                    -------
TOTAL INVESTMENTS - 99.5%
(Cost $35,644)                                                       36,389
                                                                    -------
OTHER ASSETS AND LIABILITIES, NET - 0.5%                                198
                                                                    -------
TOTAL NET ASSETS - 100.0%                                           $36,587
                                                                    -------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

ADR - American Depositary Receipt
AG - Aktiengesellschaft (German Stock Co.)
Cl - Class

The accompanying notes are an integral part of the financial statements.

(4     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

TECHNOLOGY FUND

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.5%
FINANCIAL SERVICES - 1.9%
First Data                                            16,650         $  1,453
Fiserv*                                               31,550            1,451
                                                                     --------
                                                                        2,904
                                                                     --------
HEALTH CARE EQUIPMENT & SERVICES - 6.7%
Biomet                                                49,850            1,349
Covance*                                              76,450            1,550
Edwards Lifesciences*                                 54,350            1,519
Health Management Associates, Cl A*                   73,750            1,529
LifePoint Hospitals*                                  38,950            1,440
Omnicare                                              56,500            1,462
United Surgical Partners*                             47,200            1,095
                                                                     --------
                                                                        9,944
                                                                     --------
RETAILING - 2.0%
Amazon.com*                                          101,330            1,449
eBay*                                                 26,250            1,487
                                                                     --------
                                                                        2,936
                                                                     --------
SOFTWARE & SERVICES - 30.4%
Adobe Systems                                         36,350            1,465
Affiliated Computer Services, Cl A*                   28,100            1,577
Agere Systems*                                       340,800            1,326
Aspen Technology*                                     51,200            1,172
BEA Systems*                                          95,800            1,313
Cadence Design Systems*                               63,600            1,438
DoubleClick*                                         115,150            1,381
Informatica*                                         149,750            1,084
Infosys Technologies                                  25,150            1,647
Internet Security Systems                             52,100            1,191
Intuit*                                               35,650            1,368
JD Edwards*                                          145,450            2,624
Lawson Software*                                     141,050            1,693
Legato Systems*                                      145,100            1,307
LogicVision*                                         167,950            1,797
Manhattan Associates*                                 44,700            1,703
Mercury Interactive*                                  39,100            1,472
Moldflow*                                              4,750               64
NetScout Systems*                                     49,500              355
NetScreen Technologies*                               56,350              938
Overland Data*                                       126,150            1,356
Overture Services*                                    30,100              840
PDF Solutions*                                        52,900              907
PeopleSoft*                                           42,350            1,547
Rational Software*                                    74,200            1,175
SAP AG                                                39,950            1,486
ScanSoft*                                            181,750            1,071
Stellent*                                             85,750              826
Take-Two Interactive Software*                        82,450            1,657
THQ*                                                  33,300            1,635
VERITAS Software*                                    118,150            5,179
WebEx Communications*                                 43,400              714
                                                                     --------
                                                                       45,308
                                                                     --------
TECHNOLOGY HARDWARE & EQUIPMENT - 55.7%
Aeroflex*                                            120,050            1,544
Agilent Technologies*                                 42,950            1,502
Altera*                                               69,850            1,528
Amkor Technology                                      98,400            2,195
Analog Devices*                                       32,950            1,484
Applied Materials*                                    30,650            1,663
ASML Holding                                          65,700            1,667

TECHNOLOGY FUND (CONCLUDED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Atmel*                                               173,600         $  1,760
Brocade Communications Systems*                       57,100            1,542
Celestica*                                            29,300            1,062
ChipPAC, Cl A*                                       226,850            2,228
Cisco Systems*                                        92,900            1,573
Compaq Computer                                      416,850            4,356
Computer Network Technology*                         156,150            2,064
Dell Computer*                                       139,650            3,646
Emulex*                                               37,850            1,246
ESS Technology*                                       39,650              822
International Business Machines                       13,900            1,446
Integrated Device Technology*                         34,700            1,153
Intel                                                 46,800            1,423
Jabil Circuit*                                        35,000              824
Lam Research*                                         62,150            1,822
LeCroy*                                               79,200            1,397
Lexmark International Group, Cl A*                    27,000            1,544
Linear Technology                                     38,500            1,702
Maxim Integrated Products*                            26,600            1,482
Micron Technology*                                    86,850            2,857
Microtune*                                            98,550            1,416
Monolithic System Technology*                         93,900            1,080
Net IQ*                                               56,800            1,239
Newport                                               63,600            1,520
Nokia, ADR, Cl A                                      70,550            1,463
Novellus Systems*                                     19,700            1,067
OmniVision Technologies*                              75,150              829
Photon Dynamics*                                      26,450            1,346
Polycom*                                              61,950            1,524
Powerwave Technologies*                              105,400            1,357
Qlogic*                                               34,250            1,696
QUALCOMM*                                             39,950            1,504
RF Micro Devices*                                     86,200            1,543
Sanmina-SCI*                                          40,150              472
Semtech*                                              12,000              438
Silicon Storage Technology*                          150,950            1,593
Solectron*                                            81,800              638
Stratos Lightwave*                                    84,254              372
Synaptics                                             26,700              461
Taiwan Semiconductor Manufacturing, ADR*             225,557            4,680
Teradyne*                                             40,400            1,593
Texas Instruments                                     65,404            2,165
United Microelectronics*                             269,797            2,873
UTStarcom*                                            73,150            1,919
Wire One Technologies*                               165,775              787
                                                                     --------
                                                                       83,107
                                                                     --------
TELECOMMUNICATION SERVICES - 0.8%
Tekelec*                                             100,800            1,155
                                                                     --------
TOTAL COMMON STOCKS                                                   145,354
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 2.7%
First American Prime Obligations Fund (A)          3,980,358            3,980
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                   3,980
                                                                     --------
TOTAL INVESTMENTS - 100.2%
   (Cost $152,308)                                                    149,334
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                               (286)
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $149,048
                                                                     --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
AG - Aktiengesellschaft (German Stock Co.)
Cl - Class

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       5)

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                       HEALTH       REAL ESTATE         SCIENCE &     TECHNOLOGY
                                                                SCIENCES FUND   SECURITIES FUND   TECHNOLOGY FUND           FUND
                                                                -------------   ---------------   ---------------     ----------
ASSETS:
Investments in securities, at cost                                   $ 31,742       $ 114,877         $  35,644       $  152,308
==========================================================      =============   ===============   ===============     ==========
Investments in securities, at value                                  $ 32,807       $ 128,974         $  36,389       $  149,334
Collateral for securities loaned, at value                              5,718          20,974            12,574           60,424
Dividends and interest receivable                                           6             693                11               39
Capital shares sold                                                        18             154                20              107
Receivable for securities sold                                             67              --               272              566
Prepaid expenses and other assets                                          58              45                61               70
----------------------------------------------------------      -------------   ---------------   ---------------     ----------
TOTAL ASSETS                                                           38,674         150,840            49,327          210,540
==========================================================      =============   ===============   ===============     ==========
LIABILITIES:
Capital shares redeemed                                                    59              12                 5              483
Payable upon return of securities loaned                                5,718          20,974            12,574           60,424
Payable for securities purchased                                          120             424               130              439
Payable to affiliates                                                      54             106                29              116
Distribution and shareholder servicing fees                                 8               5                --               24
Accrued expenses and other liabilities                                      1              67                 2                6
----------------------------------------------------------      -------------   ---------------   ---------------     ----------
TOTAL LIABILITIES                                                       5,960          21,588            12,740           61,492
==========================================================      =============   ===============   ===============     ==========
NET ASSETS                                                           $ 32,714       $ 129,252         $  36,587       $  149,048
==========================================================      =============   ===============   ===============     ==========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                    $ 31,357       $ 114,155         $ 108,039       $  579,188
Accumulated net investment income (loss)                                  (92)             72              (168)            (722)
Accumulated net realized gain (loss)                                      384             928           (72,029)        (426,444)
Unrealized appreciation (depreciation) of investments                   1,065          14,097               745           (2,974)
----------------------------------------------------------      -------------   ---------------   ---------------     ----------
NET ASSETS                                                           $ 32,714       $ 129,252         $  36,587       $  149,048
==========================================================      =============   ===============   ===============     ==========
CLASS A:
Net assets                                                           $  6,615       $  10,390         $   1,417       $   38,176
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                    660             723               221            4,548
Net asset value and redemption price per share                       $  10.03       $   14.37         $    6.41       $     8.39
Maximum offering price per share (A)                                 $  10.61       $   15.21         $    6.78       $     8.88
CLASS B:
Net assets                                                           $  3,778       $   2,153         $   4,639       $   19,964
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                    396             151               734            2,634
Net asset value and offering price per share (C)                     $   9.55       $   14.26         $    6.32       $     7.58
CLASS C:
Net assets                                                           $  5,317       $     272         $     254       $   10,756
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                    538              19                40            1,303
Net asset value per share (C)                                        $   9.88       $   14.34         $    6.39       $     8.26
Maximum offering price per share (B)                                 $   9.98       $   14.48         $    6.45       $     8.34
CLASS S:
Net assets                                                           $      2       $     873         $   3,145       $        1
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                     --(D)           61               490               --(D)
Net asset value, offering price, and redemption price per share      $  10.03       $   14.38         $    6.41       $     8.39
CLASS Y:
Net assets                                                           $ 17,002       $ 115,564         $  27,132       $   80,151
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                  1,678           8,018             4,190            9,286
Net asset value, offering price, and redemption price per share      $  10.13       $   14.41         $    6.48       $     8.63
----------------------------------------------------------      -------------   ---------------   ---------------     ----------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(D) Less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(6     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                   HEALTH         REAL ESTATE           SCIENCE &     TECHNOLOGY
                                                            SCIENCES FUND     SECURITIES FUND     TECHNOLOGY FUND           FUND
-------------------------------------------------------   ---------------   -----------------   -----------------   ------------
INVESTMENT INCOME:
Interest                                                       $  15             $    61            $      25        $       75
Dividends                                                        101               3,488                   25                52
Securities lending                                                 4                   4                   10                50
Other                                                              6                  28                   --                73
---------------------------------------------------------      -----             -------            ---------        ----------
TOTAL INVESTMENT INCOME                                          126               3,581                   60               250
=========================================================      =====             =======            =========        ==========
EXPENSES:
Investment advisory fees                                         116                 388                  140               542
Administrator and fund accounting fees                            42                 131                   49               181
Transfer agent fees and expenses                                  54                  54                   73               307
Custodian fees                                                     2                   6                    2                 8
Directors' fees                                                    1                   1                   --                 1
Registration fees                                                 11                   7                    8                 9
Professional fees                                                  1                   2                    1                 2
Printing                                                           1                   2                    1                 2
Distribution and shareholder servicing fees - Class A              8                   6                    2                49
Distribution and shareholder servicing fees - Class B             18                   9                   24               105
Distribution and shareholder servicing fees - Class C             27                   1                    1                58
Shareholder servicing fees - Class S                              --                   1                    4                --
Other                                                              1                   1                    2                 4
---------------------------------------------------------      -----             -------            ---------        ----------
TOTAL EXPENSES                                                   282                 609                  307             1,268
=========================================================      =====             =======            =========        ==========
Less: Waiver of expenses                                         (64)                (48)                 (79)             (296)
---------------------------------------------------------      -----             -------            ---------        ----------
TOTAL NET EXPENSES                                               218                 561                  228               972
=========================================================      =====             =======            =========        ==========
INVESTMENT INCOME (LOSS) - NET                                   (92)              3,020                 (168)             (722)
=========================================================      =====             =======            =========        ==========
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND WRITTEN OPTIONS - NET:
Net realized gain (loss) on investments                          545               5,796              (16,506)         (109,255)
Net realized gain on written options                              --                  --                  472                --
Net change in unrealized appreciation or depreciation of
 investments                                                     118               5,773               27,422           148,088
Net change in unrealized appreciation or depreciation of
 written options                                                  --                  --                  451                --
---------------------------------------------------------      -----             -------            ---------        ----------
NET GAIN ON INVESTMENTS                                          663              11,569               11,839            38,833
=========================================================      =====             =======            =========        ==========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 571             $14,589            $  11,671        $   38,111
=========================================================      =====             =======            =========        ==========

The accompanying notes are an integral part of the financial statements.

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       7)

STATEMENTS OF Changes IN Net Assets in thousands

                                                                                           HEALTH                    REAL ESTATE
                                                                                    SCIENCES FUND                SECURITIES FUND
                                                                          -----------------------    ---------------------------
                                                                           10/1/01        10/1/00          10/1/01       10/1/00
                                                                                to             to               to            to
                                                                           3/31/02        9/30/01          3/31/02       9/30/01
                                                                        ----------      ---------    -------------    ----------
                                                                       (unaudited)                    (unaudited)
OPERATIONS:
Investment income (loss) - net                                            $    (92)       $   (116)    $      3,020      $ 4,123
Net realized gain (loss) on investments                                        545             399            5,796        4,720
Net realized gain (loss) on options written                                     --              --               --           --
Net change in unrealized appreciation or depreciation of investments           118          (6,754)           5,773       (1,546)
Net change in unrealized appreciation or depreciation of options written        --              --               --           --
----------------------------------------------------------------------    --------        --------     --------------   ---------
Net increase (decrease) in net assets resulting from operations                571          (6,471)          14,589        7,297
----------------------------------------------------------------------    --------        --------     --------------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                       --              --             (171)        (109)
  Class B                                                                       --              --              (52)         (76)
  Class C                                                                       --              --               (5)         (13)
  Class S                                                                       --              --              (25)          --
  Class Y                                                                       --              (1)          (3,446)      (3,085)
Net realized gain on investments (3):
  Class A                                                                       --            (702)              --           --
  Class B                                                                       --            (475)              --           --
  Class C                                                                       --            (459)              --           --
  Class Y                                                                       --          (2,040)              --           --
Tax return of capital:
  Class A                                                                       --              --               --           (5)
  Class B                                                                       --              --               --           (4)
  Class Y                                                                       --              --               --         (149)
----------------------------------------------------------------------    --------        --------     --------------   ---------
Total distributions                                                             --          (3,677)          (3,699)      (3,441)
----------------------------------------------------------------------    --------        --------     --------------   ---------
CAPITAL SHARE TRANSACTIONS (1):
  Class A
  Proceeds from sales                                                          617           3,275            7,654        1,350
  Reinvestment of distributions                                                 --             685              159          102
  Payments for redemptions                                                    (643)         (2,142)            (531)      (1,119)
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase (decrease) in net assets from Class A transactions                    (26)          1,818            7,282          333
----------------------------------------------------------------------    --------        --------     --------------   ---------
Class B
  Proceeds from sales                                                          486           1,409              359          376
  Reinvestment of distributions                                                 --             469               50           73
  Payments for redemptions                                                    (259)         (1,319)            (159)        (663)
  Shares issued in connection with the acquisition of Fund net assets           --              --               --            2
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase (decrease) in net assets from Class B transactions                    227             559              250         (212)
----------------------------------------------------------------------    --------        --------     --------------   ---------
Class C
  Proceeds from sales                                                          357           2,495               89          256
  Reinvestment of distributions                                                 --             458                5           13
  Payments for redemptions                                                    (451)           (546)            (181)        (101)
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase (decrease) in net assets from Class C transactions                    (94)          2,407              (87)         168
----------------------------------------------------------------------    --------        --------     --------------   ---------
Class S (2)
  Proceeds from sales                                                            2              --              628          242
  Reinvestment of distributions                                                 --              --               24           --
  Payments for redemptions                                                      --              --             (176)          --
  Shares issued in connection with the acquisition of Fund net assets           --              --               --           67
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase in net assets from Class S transactions                                 2              --              476          309
----------------------------------------------------------------------    --------        --------     --------------   ---------
Class Y (2)
  Proceeds from sales                                                        2,092           4,869           22,882       12,135
  Reinvestment of distributions                                                 --             902              536          255
  Payments for redemptions                                                  (2,538)         (2,315)         (14,046)      (8,203)
  Shares issued in connection with the acquisition of Fund net assets           --              --               --       32,008
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase (decrease) in net assets from Class Y transactions                   (446)          3,456            9,372       36,195
----------------------------------------------------------------------    --------        --------     --------------   ---------
Increase (decrease) in net assets from capital share transactions             (337)          8,240           17,293       36,793
----------------------------------------------------------------------    --------        --------     --------------   ---------
Total increase (decrease) in net assets                                        234          (1,908)          28,183       40,649
NET ASSETS AT BEGINNING OF PERIOD                                           32,480          34,388          101,069       60,420
======================================================================    ========        ========     ==============   =========
NET ASSETS AT END OF PERIOD                                               $ 32,714        $ 32,480     $    129,252     $101,069
======================================================================    ========        ========     ==============   =========
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                 $    (92)       $     --     $         72     $    751
======================================================================    ========        ========     ==============   =========

(1) See Note 4 in the notes to the financial statements for additional information.
(2) On September 24, 2001, Class Y and Institutional Class of Science & Technology Fund were redesignated as Class S and Class Y, respectively.
(3) Includes distributions in excess of net realized gains of $97 and $1,745 for the period ended September 30, 2001, for the Health Sciences and Technology Funds, respectively.

The accompanying notes are an integral part of the financial statements.

(8     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                               SCIENCE &                   TECHNOLOGY
                         TECHNOLOGY FUND                         FUND
----------------------------------------  ---------------------------
    10/1/01         11/1/00      12/1/99        10/1/01       10/1/00
         to              to           to             to            to
    3/31/02         9/30/01     10/31/00        3/31/02       9/30/01
-----------     -----------  -----------   ------------   -----------
(unaudited)                                 (unaudited)
  $    (168)    $     (718)   $    (974)    $     (722)    $   (2,755)
    (16,506)       (51,893)      (2,367)      (109,255)      (315,453)
        472         (2,253)         932             --             --
     27,422        (51,406)      14,820        148,088       (271,929)
        451           (253)          --             --             --
  ---------     ----------    ---------     ----------     ----------
     11,671       (106,523)      12,411         38,111       (590,137)
  ---------     ----------    ---------     ----------     ----------

         --             --           --             --             --
         --             --           --             --             --
         --             --           --             --             --
         --             --           --             --             --
         --             --           --             --             --

         --             --           --             --        (24,639)
         --             --           --             --        (16,716)
         --             --           --             --         (5,503)
         --             --           --             --        (67,890)

         --             --           --             --             --
         --             --           --             --             --
         --             --           --             --             --
  ---------     ----------    ---------     ----------     ----------
         --             --           --             --       (114,748)
  ---------     ----------    ---------     ----------     ----------

        281          2,947        2,073          7,266         51,555
         --             --           --             --         23,719
       (213)        (1,777)         (27)        (7,707)       (42,766)
  ---------     ----------    ---------     ----------     ----------
         68          1,170        2,046           (441)        32,508
  ---------     ----------    ---------     ----------     ----------

        239          2,098       12,986          1,267         11,252
         --             --           --             --         16,266
       (445)        (1,168)      (1,054)        (2,338)        (9,839)
         --             --           --             --             --
  ---------     ----------    ---------     ----------     ----------
       (206)           930       11,932         (1,071)        17,679
  ---------     ----------    ---------     ----------     ----------

        278             --           --          1,118         16,755
         --             --           --             --          5,470
        (10)            --           --         (2,246)        (5,921)
  ---------     ----------    ---------     ----------     ----------
        268             --           --         (1,128)        16,304
  ---------     ----------    ---------     ----------     ----------

      1,271          3,256           --              1             --
         --             --           --             --             --
       (840)          (104)          --             --             --
         --             --           --             --             --
  ---------     ----------    ---------     ----------     ----------
        431          3,152           --              1             --
  ---------     ----------    ---------     ----------     ----------

      4,392         50,119       86,735         40,137         88,628
         --             --           --             --         35,693
    (14,739)       (51,322)     (18,229)       (40,282)       (95,285)
         --             --           --             --             --
  ---------     ----------    ---------     ----------     ----------
    (10,347)        (1,203)      68,506           (145)        29,036
  ---------     ----------    ---------     ----------     ----------
     (9,786)         4,049       82,484         (2,784)        95,527
  ---------     ----------    ---------     ----------     ----------
      1,885       (102,474)      94,895         35,327       (609,358)
     34,702        137,176       42,281        113,721        723,079
  =========     ==========    =========     ==========     ==========
  $  36,587     $   34,702    $ 137,176     $  149,048     $  113,721
  =========     ==========    =========     ==========     ==========
  $    (168)    $       --    $      --     $     (722)    $       --
  =========     ==========    =========     ==========     ==========

                            FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       9)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                               REALIZED AND
                  NET ASSET                      UNREALIZED     DIVIDENDS
                      VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                  BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                  OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                -----------  ---------------  -------------  ------------  --------------
HEALTH SCIENCES FUND
Class A
 2002 (5)         $  9.84        $ (0.02)        $  0.21       $    --        $    --
 2001 (4)           13.34          (0.03)          (2.10)           --          (1.37)
 2000                8.24          (0.02)           5.12            --             --
 1999                7.82           0.01            0.46         (0.01)         (0.04)
 1998               12.05           0.01           (2.78)           --          (1.46)
 1997                9.86          (0.01)           2.30            --          (0.10)
Class B
 2002 (5)         $  9.40        $ (0.05)        $  0.20       $    --        $    --
 2001 (4)           12.89          (0.11)          (2.01)           --          (1.37)
 2000                8.02          (0.08)           4.95            --             --
 1999                7.65           0.01            0.40            --          (0.04)
 1998               11.90          (0.02)          (2.77)           --          (1.46)
 1997                9.81          (0.01)           2.20            --          (0.10)
Class C
 2002 (5)         $  9.73        $ (0.06)        $  0.21       $    --        $    --
 2001 (4)           13.29          (0.11)          (2.08)           --          (1.37)
 2000 (2)            9.76          (0.03)           3.56            --             --
Class S
 2002 (5)         $  9.84        $ (0.02)        $  0.21       $    --        $    --
 2001 (3) (4)        9.06             --            0.78            --             --
Class Y
 2002 (5)         $  9.93        $ (0.01)        $  0.21       $    --        $    --
 2001 (4)           13.42             --           (2.12)           --          (1.37)
 2000                8.28             --            5.14            --             --
 1999                7.84           0.04            0.48         (0.04)         (0.04)
 1998               12.08           0.03           (2.78)        (0.03)         (1.46)
 1997                9.87          (0.01)           2.33         (0.01)         (0.10)
--------          -------        -------         -------       -------        -------

REAL ESTATE SECURITIES FUND
Class A
 2002 (4) (5)     $ 13.12        $  0.37         $  1.31       $ (0.43)       $    --
 2001 (4)           12.71           0.76            0.32         (0.64)            --
 2000               10.78           0.74            2.00         (0.79)            --
 1999               12.17           0.65           (1.36)        (0.67)            --
 1998               14.97           0.63           (2.40)        (0.70)         (0.33)
 1997               11.52           0.72            3.42         (0.65)         (0.03)
Class B
 2002 (4) (5)     $ 13.02        $  0.30         $  1.32       $ (0.38)       $    --
 2001 (4)           12.61           0.65            0.33         (0.54)            --
 2000               10.69           0.64            2.00         (0.69)            --
 1999               12.08           0.55           (1.34)        (0.57)            --
 1998               14.86           0.52           (2.37)        (0.60)         (0.33)
 1997               11.46           0.63            3.38         (0.57)         (0.03)
Class C
 2002 (4) (5)     $ 13.08        $  0.30         $  1.33       $ (0.37)       $    --
 2001 (4)           12.68           0.68            0.30         (0.59)            --
 2000 (2)           10.61           0.50            2.14         (0.57)            --
Class S
 2002 (4) (5)     $ 13.12        $  0.34         $  1.35       $ (0.43)       $    --
 2001 (3) (4)       12.52           0.11            0.49            --             --
Class Y
 2002 (4) (5)     $ 13.15        $  0.37         $  1.33       $ (0.44)       $    --
 2001 (4)           12.73           0.84            0.28         (0.68)            --
 2000               10.80           0.77            2.00         (0.81)            --
 1999               12.19           0.68           (1.35)        (0.69)            --
 1998               14.99           0.67           (2.40)        (0.74)         (0.33)
 1997               11.53           0.74            3.43         (0.67)         (0.03)
--------          -------        -------         -------       -------        -------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Per share data calculated using average shares outstanding method.
(5) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(10     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                          RATIO OF NET   RATIO OF NET
                                                                                            INVESTMENT     INVESTMENT
                                                                            RATIO OF NET   EXPENSES TO  INCOME (LOSS)
   DISTRIBUTIONS   NET ASSET                                    RATIO OF      INVESTMENT       AVERAGE     TO AVERAGE
            FROM       VALUE                  NET ASSETS     EXPENSES TO   INCOME (LOSS)    NET ASSETS     NET ASSETS  PORTFOLIO
       RETURN OF      END OF        TOTAL         END OF         AVERAGE      TO AVERAGE    (EXCLUDING     (EXCLUDING   TURNOVER
         CAPITAL      PERIOD   RETURN (1)   PERIOD (000)      NET ASSETS      NET ASSETS      WAIVERS)       WAIVERS)       RATE
 --------------- ----------- ------------ --------------   ------------- --------------- ------------- -------------- ----------
   $     --      $  10.03        1.93%      $  6,615         1.23%          (0.50)%        1.61%         (0.88)%        52%
         --          9.84      (17.35)         6,514         1.15           (0.28)         1.42          (0.55)        103
         --         13.34       61.89          6,645         1.17           (0.27)         1.46          (0.56)        104
         --          8.24        6.08          1,383         1.16            0.11          1.30          (0.03)         53
         --          7.82      (25.24)         2,017         1.15            0.04          1.20          (0.01)         45
         --         12.05       23.60            849         1.15           (0.20)         1.29          (0.34)         54

   $     --      $   9.55        1.60%      $  3,778         1.98%          (1.25)%        2.36%         (1.63)%        52%
         --          9.40      (17.99)         3,496         1.90           (1.04)         2.17          (1.31)        103
         --         12.89       60.72          4,221         1.92           (1.02)         2.21          (1.31)        104
         --          8.02        5.37          1,029         1.92           (0.64)         2.05          (0.77)         53
         --          7.65      (25.80)           645         1.90           (0.73)         1.95          (0.78)         45
         --         11.90       22.69            516         1.90           (0.94)         2.04          (1.08)         54

   $     --      $   9.88        1.54%      $  5,317         1.98%          (1.25)%        2.36%         (1.63)%        52%
         --          9.73      (17.92)         5,329         1.90           (1.04)         2.17          (1.31)        103
         --         13.29       36.17          4,347         1.92           (1.02)         2.21          (1.31)        104

   $     --      $  10.03        1.93%      $      2         1.23%          (0.64)%        1.61%         (1.02)%        52%
         --          9.84        8.61             --         0.00            0.00          0.00           0.00         103

   $     --      $  10.13        2.01%      $ 17,002         0.98%          (0.24)%        1.36%         (0.62)%        52%
         --          9.93      (17.15)        17,141         0.90           (0.04)         1.17          (0.31)        103
         --         13.42       62.10         19,175         0.92           (0.02)         1.21          (0.31)        104
         --          8.28        6.59         12,192         0.90            0.38          1.05           0.23          53
         --          7.84      (25.10)        21,977         0.90            0.27          0.95           0.22          45
         --         12.08       23.89         41,243         0.90            0.06          1.04          (0.08)         54
   --------      --------      ------    -----------         ----           -----          ----          -----         ---

   $     --      $  14.37       13.02%      $ 10,390         1.23%           5.37%         1.32%          5.28%         64%
      (0.03)        13.12        8.69          2,421         1.04            5.89          1.25           5.68          85
      (0.02)        12.71       26.68          2,035         1.05            6.59          1.24           6.40          45
      (0.01)        10.78       (5.89)         1,518         1.05            5.52          1.18           5.39          21
         --         12.17      (12.42)         2,027         1.05            4.71          1.18           4.58          36
      (0.01)        14.97       36.77          2,105         1.05            4.46          1.30           4.21          14

   $     --      $  14.26       12.60%      $  2,153         1.98%           4.48%         2.07%          4.39%         64%
      (0.03)        13.02        7.93          1,724         1.79            5.13          2.00           4.92          85
      (0.03)        12.61       25.81          1,874         1.80            5.79          1.99           5.60          45
      (0.03)        10.69       (6.68)         2,192         1.80            4.75          1.93           4.62          21
         --         12.08      (13.04)         3,026         1.80            3.98          1.93           3.85          36
      (0.01)        14.86       35.77          3,318         1.80            3.61          2.00           3.41          14

   $     --      $  14.34       12.65%      $    272         1.98%           4.46%         2.07%          4.37%         64%
         --         13.08        7.93            341         1.79            5.27          2.00           5.06          85
         --         12.68       25.56            164         1.80            5.79          1.99           5.60          45

   $     --      $  14.38       12.99%      $    873         1.23%           5.10%         1.32%          5.01%         64%
         --         13.12        4.87            320         0.56           43.93          1.01          43.48          85

   $     --      $  14.41       13.19%      $115,564         0.98%           5.45%         1.07%          5.36%         64%
      (0.02)        13.15        9.01         96,263         0.80            6.50          1.01           6.29          85
      (0.03)        12.73       26.95         56,347         0.80            6.79          0.99           6.60          45
      (0.03)        10.80       (5.64)        51,181         0.80            5.78          0.93           5.65          21
         --         12.19      (12.18)        58,275         0.80            5.06          0.93           4.93          36
      (0.01)        14.99       37.07         40,501         0.80            4.57          1.05           4.32          14
   --------      --------      ------    -----------         ----           -----          ----          -----         ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       11)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                             REALIZED AND
                   NET ASSET                   UNREALIZED     DIVIDENDS
                       VALUE           NET          GAINS      FROM NET   DISTRIBUTIONS
                   BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                   OF PERIOD        (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                 -----------  ------------  -------------  ------------  --------------

SCIENCE & TECHNOLOGY FUND  (9)
Class A
 2002 (7) (11)     $  4.70      $ (0.03)      $   1.74         $ --         $     --
 2001 (3) (7)        19.43        (0.10)        (14.63)          --               --
 2000 (6) (10)       21.93        (0.07)         (2.43)          --               --
Class B
 2002 (7) (11)     $  4.66      $ (0.06)      $   1.72         $ --         $     --
 2001 (3) (7)        19.36        (0.18)        (14.52)          --               --
 2000 (6) (7)        14.52        (0.27)          5.11           --               --
 1999 (5)            10.00           --           4.52           --               --
Class C
 2002 (7) (11)     $  4.70      $ (0.06)      $   1.75         $ --         $     --
 2001 (2) (7)         5.06           --          (0.36)          --               --
Class S
 2002 (7) (11)     $  4.70      $ (0.03)      $   1.74         $ --         $     --
 2001 (4) (7)        17.69        (0.07)        (12.92)          --               --
Class Y
 2002 (7) (11)     $  4.74      $ (0.02)      $   1.76         $ --         $     --
 2001 (3) (7)        19.54        (0.09)        (14.71)          --               --
 2000 (6)            14.56        (0.13)          5.11           --               --
 1999 (5)            10.00           --           4.56           --               --
---------          -------      -------       --------         ----         --------

TECHNOLOGY FUND
Class A
 2002 (11)         $  6.36      $ (0.04)      $   2.07         $ --         $     --
 2001 (7)            47.68        (0.15)        (33.55)          --            (7.62)
 2000                34.22        (0.35)         24.87           --           (11.06)
 1999                15.60        (0.18)         19.55           --            (0.75)
 1998                20.20        (0.13)         (3.26)          --            (1.21)
 1997                19.25        (0.11)          3.12           --            (2.06)
Class B
 2002 (11)         $  5.77      $ (0.12)      $   1.93         $ --         $     --
 2001 (7)            44.40        (0.26)        (30.75)          --            (7.62)
 2000                32.59        (0.35)         23.22           --           (11.06)
 1999                14.99        (0.34)         18.69           --            (0.75)
 1998                19.58        (0.24)         (3.14)          --            (1.21)
 1997                18.85        (0.20)          2.99           --            (2.06)
Class C
 2002 (11)         $  6.28      $ (0.12)      $   2.10         $ --         $     --
 2001 (7)            47.49        (0.26)        (33.33)          --            (7.62)
 2000 (1)            50.30        (0.35)         (2.46)          --               --
Class S
 2002 (11)         $  6.36      $ (0.03)      $   2.06         $ --         $     --
 2001 (2) (7)         6.95           --          (0.59)          --               --
Class Y
 2002 (11)         $  6.53      $ (0.03)      $   2.13         $ --         $     --
 2001 (7)            48.60        (0.11)        (34.34)          --            (7.62)
 2000                34.64        (0.34)         25.36           --           (11.06)
 1999                15.73        (0.13)         19.79           --            (0.75)
 1998                20.29        (0.08)         (3.27)          --            (1.21)
 1997                19.29        (0.06)          3.12           --            (2.06)
---------          -------      -------       --------         ----         --------

(1) Commenced operations on February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Commenced operations on August 9, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  Per share data calculated using average shares outstanding method.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9) The financial highlights for the Science & Technology Fund as set forth herein include the historical financial highlights of the Firstar Science & Technology Fund. The assets of the Firstar Fund were acquired by the First American Science & Technology Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Science & Technology Fund were exchanged for Class A shares of the First American Science & Technology Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(10) Commenced operations on March 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(12     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                             RATIO OF NET
                                                                                 RATIO OF      INVESTMENT
                                                              RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
      PERIOD    RETURN (8)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  --------------  ----------
   $  6.41        36.38%       $  1,417          1.23%           (0.95)%         1.63%          (1.35)%        106%
      4.70       (75.81)            988          1.59            (1.15)          1.84           (1.40)         146
     19.43       (11.40)          1,944          1.64            (1.47)          1.73           (1.56)          85

   $  6.32        35.62%       $  4,639          1.98%           (1.70)%         2.38%          (2.10)%        106%
      4.66       (75.93)          3,563          2.32            (1.87)          2.56           (2.11)         146
     19.36        33.33          13,465          2.09            (1.63)          2.19           (1.73)          85
     14.52        45.20           1,345          1.94            (1.19)          2.09           (1.34)          16

   $  6.39        35.96%       $    254          1.98%           (1.68)%         2.38%          (2.08)%        106%
      4.70        (7.11)             --          0.00             0.00           0.00            0.00          146

   $  6.41        36.38%       $  3,145          1.23%           (0.96)%         1.63%          (1.36)%        106%
      4.70       (73.43)          1,858          1.56            (1.19)          1.90           (1.53)         146

   $  6.48        36.71%       $ 27,132          0.98%           (0.70)%         1.38%          (1.10)%        106%
      4.74       (75.74)         28,293          1.34            (0.90)          1.58           (1.14)         146
     19.54        34.20         121,767          1.36            (0.90)          1.46           (1.00)          85
     14.56        45.60          40,936          1.69            (0.94)          1.84           (1.09)          16
   -------       ------     -----------          ----            -----           ----           -----          ---

   $  8.39        31.92%       $ 38,176          1.23%           (0.92)%         1.61%          (1.30)%        222%
      6.36       (83.30)         29,084          1.15            (0.88)          1.22           (0.95)         269
     47.68        80.11         155,533          1.15            (0.93)          1.15           (0.93)         195
     34.22       128.71          21,491          1.15            (0.80)          1.16           (0.81)         184
     15.60       (16.69)          7,703          1.15            (0.60)          1.15           (0.60)         124
     20.20        17.71           5,564          1.15            (0.59)          1.17           (0.61)         150

   $  7.58        31.37%       $ 19,964          1.98%           (1.67)%         2.36%          (2.05)%        222%
      5.77       (83.42)         15,974          1.90            (1.63)          1.97           (1.70)         269
     44.40        78.77          97,003          1.90            (1.68)          1.90           (1.68)         195
     32.59       127.09          20,866          1.90            (1.56)          1.91           (1.57)         184
     14.99       (17.21)          7,499          1.90            (1.38)          1.90           (1.38)         124
     19.58        16.82           8,463          1.90            (1.41)          1.92           (1.43)         150

   $  8.26        31.53%       $ 10,756          1.98%           (1.67)%         2.36%          (2.05)%        222%
      6.28       (83.43)          9,010          1.90            (1.63)          1.98           (1.71)         269
     47.49        (5.59)         33,605          1.90            (1.67)          1.88           (1.65)         195

   $  8.39        31.92%       $      1          1.23%           (0.91)%         1.61%          (1.29)%        222%
      6.36        (8.49)             --          0.00             0.00           0.00            0.00          269

   $  8.63        32.16%       $ 80,151          0.98%           (0.67)%         1.36%          (1.05)%        222%
      6.53       (83.26)         59,653          0.90            (0.62)          0.96           (0.67)         269
     48.60        80.71         436,938          0.90            (0.67)          0.90           (0.67)         195
     34.64       129.52         214,620          0.90            (0.53)          0.91           (0.54)         184
     15.73       (16.41)        100,985          0.90            (0.38)          0.90           (0.38)         124
     20.29        17.95         148,659          0.90            (0.41)          0.92           (0.43)         150
   -------       ------     -----------          ----            -----           ----           -----          ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       13)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

EMERGING MARKETS FUND

DESCRIPTION                                       SHARES     VALUE (000)
------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 84.7%
BRAZIL - 1.9%
Aracruz Celulose, ADR                             61,100         $ 1,262
                                                                 -------
CHINA - 2.6%
Cnooc                                            444,500             553
Huaneng Power International                    1,526,000           1,017
Peoples Food Holdings                            282,000             143
                                                                 -------
                                                                   1,713
                                                                 -------
CZECH REPUBLIC - 0.6%
Ceska Sporitelna*                                 38,600             405
                                                                 -------
GREAT BRITAIN - 1.4%
Anglo American                                    54,700             907
                                                                 -------
HONG KONG - 0.9%
Beijing Enterprise                               278,000             321
China Merchants                                  333,000             263
                                                                 -------
                                                                     584
                                                                 -------
HUNGARY - 5.0%
EGIS                                               4,365             231
OTP Bank                                         215,000           1,658
Richter Gedeon                                    22,400           1,442
                                                                 -------
                                                                   3,331
                                                                 -------
INDIA - 1.8%
Dr. Reddy's Labs, ADR                              9,200             203
Ranbaxy Laboratories, ADR                         54,100             974
                                                                 -------
                                                                   1,177
                                                                 -------
MEXICO - 13.2%
Cemex*                                           222,400           1,307
Coca-Cola, ADR                                    15,400             420
Grupo Carso                                      104,400             419
Grupo Financiero Bbva Banc, Cl O               1,087,600           1,191
Grupo Posadas, Cl A*                           1,061,000             824
Grupo Televisa, ADR                               18,200             883
Telefonos de Mexico, ADR*                         34,100           1,377
Wal-Mart de Mexico Cl U                          712,000           2,338
                                                                 -------
                                                                   8,759
                                                                 -------
RUSSIA - 8.8%
Lukoil Holding, ADR                                3,300             191
Mobile Telesystems, ADR                           24,700             903
Surgutneftegaz, ADR                               26,000             474
Unified Energy Systems, ADR                       66,100           1,070
Vimpel Communications                             45,300           1,458
Wimm-Bill-Dann Foods, ADR*                        10,400             249
Yukos, ADR                                        11,900           1,495
                                                                 -------
                                                                   5,840
                                                                 -------
SINGAPORE - 1.2%
Venture Manufacturing                             82,000             809
                                                                 -------
SOUTH AFRICA - 0.9%
Sasol                                             55,900             620
                                                                 -------
SOUTH KOREA - 27.2%
Cheil Communications                               1,800             250
Cheil Jedang                                      12,500             576
Hite Brewery                                      14,220             873
Humax                                             36,300           1,636
Hyundai Development                               50,000             356
Hyundai Motor                                     37,000           1,143
Kookmin Bank                                      30,741           1,286

EMERGING MARKETS FUND (CONTINUED)

DESCRIPTION                                       SHARES     VALUE (000)
------------------------------------------------------------------------
Kookmin Credit Card                                4,650         $   196
LG Chemical                                        6,100             201
LG Electronics Investment                         55,500           1,882
NCSoft                                             4,700             832
Pacific                                            9,980           1,170
Pohang Iron & Steel                               10,800           1,123
S1                                                 9,400             157
Samsung                                           26,400             250
Samsung Electro Mechanics                          9,000             522
Samsung Electronics                               10,100           2,721
Samsung Fire & Marine Insurance                   18,200             981
Samsung Securities                                21,300             854
Shinsegae                                          2,600             410
SK Telecom                                         1,500             330
S-Oil                                             12,540             241
                                                                 -------
                                                                  17,990
                                                                 -------
TAIWAN - 15.3%
Acction Technology*                              583,000           1,599
Advanced Semiconductor Engineering*            1,246,000           1,235
Asustek Computer                                 189,000             842
Au Optronics*                                    578,000             814
Benq                                             528,000           1,079
Compal Electronics                               144,000             192
Fubon Financial                                  509,000             500
MediaTek                                          26,000             573
Quanta Computer                                  174,000             676
Siliconware Precision*                           502,000             502
Taiwan Semiconductor                             667,315           1,811
United Microelectronics*                         202,000             306
                                                                 -------
                                                                  10,129
                                                                 -------
THAILAND - 3.9%
Advanced Info Service                            378,000             408
Bangkok Bank*                                    870,300           1,230
Land & House*                                    159,000             232
National Finance*                                831,000             281
Siam Cement                                       17,200             375
                                                                 -------
                                                                   2,526
                                                                 -------
TOTAL FOREIGN COMMON STOCKS                                       56,052
                                                                 -------
INVESTMENT COMPANY - 15.6%
Deutsche Liquid Assets Fund                   10,318,366          10,318
                                                                 -------
TOTAL INVESTMENT COMPANY                                          10,318
                                                                 -------
TOTAL INVESTMENTS - 100.3%
   (Cost $53,540)                                                 66,370
                                                                 -------
OTHER ASSETS AND LIABILITIES, NET - (0.3)%                          (218)
                                                                 -------
TOTAL NET ASSETS - 100.0%                                        $66,152
                                                                 -------

*Non-income producing security

ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

(14     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

EMERGING MARKETS FUND (CONCLUDED)

DESCRIPTION
------------------------------------------------------------------------
At March 31, 2002, sector diversification of the Fund was as follows:

                                          % of
                                       Net Assets     Value (000)
                                      ------------   ------------
FOREIGN COMMON STOCK
Technology Hardware & Equipment            20.7%       $13,681
Banking                                     8.7          5,770
Materials                                   7.8          5,175
Telecommunication Services                  6.8          4,476
Consumer Durables & Apparel                 5.7          3,750
Energy                                      5.4          3,574
Retailing                                   4.2          2,748
Utilities                                   3.2          2,087
Food, Beverage & Tobacco                    3.4          2,261
Pharmaceuticals & Biotechnology             2.8          1,876
Diversified Financials                      2.8          1,831
Capital Goods                               2.4          1,609
Household & Personal Products               1.8          1,170
Automobiles                                 1.7          1,143
Media                                       1.7          1,133
Insurance                                   1.5            981
Health Care Equipment & Services            1.5            974
Software & Services                         1.3            832
Hotels, Restaurants & Leisure               1.2            824
Commercial Services & Supplies              0.2            157
                                          -----        -------
TOTAL FOREIGN COMMON STOCKS                84.7         56,052
TOTAL INVESTMENT COMPANY                   15.6         10,318
                                          -----        -------
TOTAL INVESTMENTS                         100.3         66,370
OTHER ASSETS AND LIABILITIES, NET          (0.3)          (218)
                                          -----        -------
NET ASSETS                                100.0%       $66,152
                                          =====        =======

INTERNATIONAL FUND

DESCRIPTION                               SHARES      VALUE (000)
-----------------------------------------------------------------
FOREIGN COMMON STOCKS - 97.0%
AUSTRALIA - 3.8%
Aristocrat Leisure                     1,897,200          $ 6,369
Macquarie Bank                           346,800            6,156
Southcorp                              1,976,800            6,815
Wesfarmers                               336,400            5,727
Woodside Petroleum                       687,200            5,388
                                                          -------
                                                           30,455
                                                          -------
DENMARK - 0.9%
Carlsberg, Cl A                          189,380            7,179
                                                          -------
FRANCE - 16.8%
Atos Origin                               78,980            6,171
Aventis                                  171,090           11,822
BNP Paribas                              241,500           12,199
Compagnie de Saint-Gobain                 70,300           11,475
Lafarge                                  109,400            9,783
Orange                                 1,388,655            9,462
Sanofi-Synthelabo                        236,357           15,177
STMicroelectronics                       252,300            8,442
Thomson Multimedia*                      270,400            8,424
TotalFinaElf, Cl B                       122,350           18,894
Vinci                                    242,300           15,696
Vivendi Environment                      108,700               38
Vivendi Universal                        192,800            7,499
                                                          -------
                                                          135,082
                                                          -------
GERMANY - 5.5%
Allianz AG                                34,500            8,157
Deutsche Boerse AG                       183,200            7,528
MLP AG                                   163,015           11,122
Muenchener Rueckve AG                     19,300            4,799
Sap AG                                    57,350            8,706
Schering AG                               71,300            4,168
                                                          -------
                                                           44,480
                                                          -------
GREAT BRITAIN - 19.6%
Amvescap                                 876,200           12,091
BP                                     2,104,000           18,727
Celltech Group*                          645,645            5,898
Compass Group                          1,261,000            8,440
Dixons Group                           4,485,000           16,702
Electrocomponents                      1,842,000           12,526
EMI Group                              2,118,000           10,934
Lloyds TSB Group                         927,000            9,518
Next                                     274,611            4,243
Reckitt Benckiser                        548,830            9,021
Royal Bank of Scotland                   510,400           13,142
Scottish & Southern Energy               750,400            7,267
Standard Chartered                       300,000            3,275
Tesco                                  2,898,490            9,948
Vodafone Group                         8,513,250           15,730
                                                          -------
                                                          157,462
                                                          -------
HONG KONG - 3.3%
China Mobile                             912,500            2,814
Hang Seng Bank                           692,800            7,750
Hutchison Whampoa                      1,056,500            9,312
Peregrine Investment Holdings            142,000               --
Sun Hung Kai Properties                  928,000            7,049
                                                          -------
                                                           26,925
                                                          -------

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       15)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                               SHARES      VALUE (000)
-----------------------------------------------------------------
IRELAND - 3.8%
Bank of Ireland                          239,300         $  2,656
CRH                                      534,960            9,404
Galen Holdings                           453,900            3,975
Irish Life & Permanent                 1,159,300           14,615
                                                         --------
                                                           30,650
                                                         --------
ITALY - 5.0%
Assicurazioni Generali                   221,725            5,473
Autogrill                                575,800            6,340
ENI                                    1,188,800           17,424
IntesaBci                              3,701,000           11,108
                                                         --------
                                                           40,345
                                                         --------
JAPAN - 17.3%
Avex                                     201,700            4,246
Brother Industries                     1,866,000            7,335
Canon                                    145,000            5,383
Dentsu                                       646            3,553
Fanuc                                     52,300            2,873
Fast Retailing                           154,200            3,839
Honda Motor                              103,200            4,337
Ito En                                    63,200            2,227
Ito-Yokado                                84,000            3,340
Japan Radio                              592,000            2,113
Kanematsu                              4,062,000            5,823
Kose                                      36,260              944
Meitec                                    92,700            2,770
Mizuho Holdings                            1,338            3,178
NGK Insulators                           712,000            5,168
Nidec                                     28,100            1,798
Nikon                                    310,000            3,314
Nintendo                                  36,800            5,414
Nippon Mitsubishi Oil                        925                4
Nippon Telegraph & Telephone                 588            2,258
Nissan Motor                           1,085,000            7,843
NTT Mobile Communications                  2,425            6,587
Obic                                      15,600            2,948
Olympus Optical                          454,000            5,652
Pioneer                                  153,100            2,946
Promise                                   86,100            3,696
Rohm                                      15,300            2,297
Sankyo                                   232,600            5,879
Sega*                                    288,300            5,134
Shionogi                                 208,000            3,264
Shiseido                                 325,000            3,372
Sony                                      60,300            3,135
Takeda Chemical Industries               103,800            4,206
Tohoku Pioneer                            47,300              746
Tokyo Gas                              1,397,000            3,384
Toys R Us-Japan                          211,700            4,217
UMC Japan*                                   132            1,345
Yamada Denki                              42,600            2,902
                                                         --------
                                                          139,470
                                                         --------
MALAYSIA - 0.0%
Silverstone*                               3,325               --
                                                         --------
MEXICO - 1.1%
Grupo Televisa                           174,900            8,484
                                                         --------


INTERNATIONAL FUND (CONTINUED)

DESCRIPTION                               SHARES      VALUE (000)
-----------------------------------------------------------------
NETHERLANDS - 5.0%
ASML Holding*                            810,000         $ 20,423
Elsevier                                 752,410           10,083
Koninklijke KPN                        1,848,800            9,468
                                                         --------
                                                           39,974
                                                         --------
SINGAPORE - 3.5%
Capitaland                             3,910,000            3,708
Datacraft Asia                         2,011,000            4,505
DBS Group Holdings                       873,000            7,007
Singapore Airlines                       954,000            7,450
Singapore Press Holdings                 428,000            5,710
                                                         --------
                                                           28,380
                                                         --------
SOUTH KOREA - 1.0%
Samsung Electronics                       57,450            7,875
                                                         --------
SPAIN - 3.6%
Amadeus Global Travel                    910,600            6,475
NH Hoteles                             1,050,000           12,046
Telefonica                               941,200           10,552
Telefonica - Bonus Rights                941,200              213
                                                         --------
                                                           29,286
                                                         --------
SWEDEN - 1.9%
Skandinaviska Enskilda                 1,557,000           15,483
                                                         --------
SWITZERLAND - 4.9%
Adecco                                   209,800           13,317
Credit Suisse                            385,100           14,598
Jomed                                    111,330            2,913
Nestle                                    38,300            8,517
                                                         --------
                                                           39,345
                                                         --------
TOTAL FOREIGN COMMON STOCKS                               780,875
                                                         --------
INVESTMENT COMPANY - 1.1%
Deutsche Liquid Assets Fund            8,398,201            8,398
                                                         --------
TOTAL INVESTMENT COMPANY                                    8,398
                                                         --------
TOTAL INVESTMENTS - 98.1%
   (Cost $808,047)                                        789,273
                                                         --------
OTHER ASSETS AND LIABILITIES, NET - 1.9%                   15,523
                                                         --------
TOTAL NET ASSETS - 100.0%                                $804,796
                                                         --------

*Non-income producing security

AG - Aktiengesellschaft (German Stock Co.)
Cl - Class

The accompanying notes are an integral part of the financial statements.

(16     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

INTERNATIONAL FUND (CONCLUDED)

DESCRIPTION
-----------------------------------------------------------------

At March 31, 2002, sector diversification of the Fund was as follows:


                                          % of
                                       Net Assets     Value (000)
                                      ------------   ------------
FOREIGN COMMON STOCK
Banks                                      12.4%     $ 99,893
Capital Goods                               8.5        68,255
Technology Hardware & Equipment             8.1        65,605
Energy                                      7.7        62,060
Telecommunication Services                  7.1        56,905
Media                                       6.3        50,487
Pharmaceuticals & Biotechnology             6.0        48,281
Diversified Financials                      5.0        40,631
Hotels, Restaurants & Leisure               4.8        38,897
Retailing                                   4.4        35,172
Insurance                                   4.1        33,041
Consumer Durables & Apparel                 3.1        24,930
Food, Beverage & Tobacco                    3.1        24,728
Software & Services                         2.6        20,588
Commercial Services & Supplies              2.5        19,791
Materials                                   2.4        19,186
Household & Personal Products               1.6        13,179
Automobiles                                 1.5        11,868
Real Estate                                 1.3        10,760
Utilities                                   1.3        10,657
Food & Drug Retailing                       1.2         9,948
Health Care Equipment & Services            1.1         8,565
Transportation                              0.9         7,450
                                          -----      --------
TOTAL FOREIGN COMMON STOCKS                97.0       780,875
TOTAL INVESTMENT COMPANY                    1.1         8,398
                                          -----      --------
TOTAL INVESTMENTS                          98.1       789,273
OTHER ASSETS AND LIABILITIES, NET           1.9        15,523
                                          -----      --------
NET ASSETS                                100.0%     $804,796
                                          =====      ========

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       17)

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                                    EMERGING     INTERNATIONAL
                                                                                MARKETS FUND              FUND
                                                                              --------------   ---------------
ASSETS:
Investments in securities, at cost                                              $  53,321        $  808,047
Cash denominated in foreign currencies, at cost                                       219            11,336
-----------------------------------------------------------------------------   ---------        ----------
PORTFOLIO COST                                                                     53,540           819,383
=============================================================================   =========        ==========
Investments in securities, at value                                             $  66,370        $  789,273
Cash denominated in foreign currencies, at value                                      218            11,264
Cash                                                                                   --               782
Dividends and interest receivable                                                      48             2,861
Capital shares sold                                                                   335             1,494
Receivable for securities sold                                                         --             6,172
Prepaid expenses and other assets                                                      48               104
-----------------------------------------------------------------------------   ---------        ----------
TOTAL ASSETS                                                                       67,019           811,950
=============================================================================   =========        ==========
LIABILITIES:
Capital shares redeemed                                                                12             1,315
Payable for securities purchased                                                       --             5,043
Payable to affiliates                                                                  54               755
Distribution and shareholder servicing fees                                             1                26
Bank overdraft                                                                        799                --
Accrued expenses and other liabilities                                                  1                15
-----------------------------------------------------------------------------   ---------        ----------
TOTAL LIABILITIES                                                                     867             7,154
=============================================================================   =========        ==========
NET ASSETS                                                                      $  66,152        $  804,796
=============================================================================   =========        ==========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $  63,834        $1,070,195
Accumulated net investment income (loss)                                             (629)          (10,345)
Accumulated net realized loss                                                     (10,065)         (236,234)
Unrealized appreciation (depreciation) of investments, foreign currency, and
 translation of other assets and liabilities in foreign currency                   13,012           (18,820)
-----------------------------------------------------------------------------   ---------        ----------
NET ASSETS                                                                      $  66,152        $  804,796
=============================================================================   =========        ==========
CLASS A:
Net assets                                                                      $   3,766        $   60,022
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)              466             6,339
Net asset value and redemption price per share                                  $    8.08        $     9.47
Maximum offering price per share (A)                                            $    8.55        $    10.02
CLASS B:
Net assets                                                                      $     250        $   10,793
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)               32             1,213
Net asset value and offering price per share (C)                                $    7.86        $     8.89
CLASS C:
Net assets                                                                      $     163        $   16,720
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)               20             1,816
Net asset value per share (C)                                                   $    7.95        $     9.20
Maximum offering price per share (B)                                            $    8.03        $     9.29
CLASS S:
Net assets                                                                      $      13        $   12,941
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)                2             1,369
Net asset value, offering price, and redemption price per share                 $    8.05        $     9.45
CLASS Y:
Net assets                                                                      $  61,960        $  704,320
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)            7,620            73,740
Net asset value, offering price, and redemption price per share                 $    8.13        $     9.55
-----------------------------------------------------------------------------   ---------        ----------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

(18     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                                      EMERGING     INTERNATIONAL
                                                                                  MARKETS FUND              FUND
                                                                                --------------   ---------------
INVESTMENT INCOME:
Interest                                                                           $     --         $     213
Dividends                                                                               188             3,482
Less: Foreign taxes withheld                                                            (12)             (413)
Securities lending                                                                       --               249
-------------------------------------------------------------------------------    --------         ---------
TOTAL INVESTMENT INCOME                                                                 176             3,531
===============================================================================    ========         =========
EXPENSES:
Investment advisory fees                                                                297             4,330
Administrator and fund accounting fees                                                   66               913
Transfer agent fees and expenses                                                         40               214
Custodian fees                                                                            2                38
Directors' fees                                                                          --                 1
Registration fees                                                                         8                25
Professional fees                                                                         1                 8
Printing                                                                                  1                18
Interest expense                                                                        110                --
Distribution and shareholder servicing fees - Class A                                     4                78
Distribution and shareholder servicing fees - Class B                                     1                54
Distribution and shareholder servicing fees - Class C                                     1                86
Shareholder servicing fees - Class S                                                     --                15
Other                                                                                     2                 9
-------------------------------------------------------------------------------    --------         ---------
TOTAL EXPENSES                                                                          533             5,789
===============================================================================    ========         =========
Less: Waiver of expenses                                                                (40)             (238)
-------------------------------------------------------------------------------    --------         ---------
TOTAL NET EXPENSES                                                                      493             5,551
===============================================================================    ========         =========
INVESTMENT LOSS - NET                                                                  (317)           (2,020)
===============================================================================    ========         =========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized loss on investments                                                     (2,326)          (63,490)
Net realized loss on foreign currency transactions                                      (17)           (1,885)
Net change in unrealized appreciation or depreciation of investments                 19,191           111,722
Net change in unrealized appreciation or depreciation of foreign currency, and
 translation of other assets and liabilities denominated in foreign currency            (45)             (200)
-------------------------------------------------------------------------------    --------         ---------
NET GAIN ON INVESTMENTS                                                              16,803            46,147
===============================================================================    ========         =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ 16,486         $  44,127
===============================================================================    ========         =========

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       19)

STATEMENTS OF Changes IN Net Assets in thousands

                                                                                             EMERGING                INTERNATIONAL
                                                                                         MARKETS FUND                         FUND
                                                            -----------------------------------------   --------------------------
                                                                  10/1/01      10/1/00        10/1/01       11/1/00        12/1/99
                                                                       to           to             to            to             to
                                                                  3/31/02      9/30/01        3/31/02       9/30/01       10/31/00
                                                            -----------------------------------------   --------------------------
                                                              (unaudited)                 (unaudited)
OPERATIONS:
Investment income (loss) - net                                  $    (317)    $     457     $  (2,020)    $     995     $      (7)
Net realized gain (loss) on investments                            (2,326)       (6,981)      (63,490)      (22,013)       13,800
Net realized gain (loss) on foreign currency transactions             (17)         (286)       (1,885)           31          (267)
Net change in unrealized appreciation or depreciation of
 investments                                                       19,191       (13,117)      111,722        14,847       (22,320)
Net change in unrealized appreciation or depreciation of
 foreign currency, and translation of other assets and
 liabilities denominated in foreign currency                          (45)            1          (200)          183            (9)
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets resulting from operations    16,486       (19,926)       44,127        (5,957)       (8,803)
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                              --            --            --           (27)          (26)
  Class B                                                              --            --            --            (4)           (4)
  Class S                                                              --            --            --          (120)          (77)
  Class Y                                                            (155)           --            --        (1,078)         (771)
Net realized gain on investments:
  Class A                                                              --            --            --          (348)         (354)
  Class B                                                              --            --            --           (77)          (72)
  Class S                                                              --            --            --        (1,564)       (1,003)
  Class Y                                                              --            --            --       (11,770)       (8,213)
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Total distributions                                                  (155)           --            --       (14,988)      (10,520)
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                               6,246         6,895       103,127        24,557           474
  Reinvestment of distributions                                        --            --            --           342           346
  Payments for redemptions                                         (6,734)       (6,765)     (112,006)      (23,661)         (671)
  Shares issued in connection with the acquisition of Fund
   net assets                                                          --            --            --        56,579            --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class A transactions          (488)          130        (8,879)       57,817           149
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class B
  Proceeds from sales                                                  14           171           468           413           128
  Reinvestment of distributions                                        --            --            --            71            68
  Payments for redemptions                                             (3)          (38)       (1,092)         (273)         (144)
  Shares issued in connection with the acquisition of Fund
   net assets                                                          --            --            --         9,516            --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class B transactions            11           133          (624)        9,727            52
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class C
  Proceeds from sales                                                 116           407         1,334            94            --
  Reinvestment of distributions                                        --            --            --            --            --
  Payments for redemptions                                            (83)         (284)       (3,333)          (84)           --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class C transactions            33           123        (1,999)           10            --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class S (2)
  Proceeds from sales                                                  13            --         6,304         5,638        16,446
  Reinvestment of distributions                                        --            --            --         1,627         1,080
  Payments for redemptions                                             --            --        (3,431)       (8,436)      (10,109)
  Shares issued in connection with the acquisition of Fund
   net assets                                                          --            --            --       457,512            --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase in net assets from Class S transactions                       13            --         2,873       456,341         7,417
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class Y (2)
  Proceeds from sales                                              16,113        19,980       116,667       130,404        56,458
  Reinvestment of distributions                                        42            --            --         7,542         5,492
  Payments for redemptions                                         (9,692)      (16,853)     (112,286)     (105,059)      (16,025)
  Shares issued in connection with the acquisition of Fund
   net assets                                                          --            --            --        86,055            --
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase in net assets from Class Y transactions                    6,463         3,127         4,381       118,942        45,925
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from capital share
  transactions                                                      6,032         3,513        (4,248)      642,837        53,543
------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                            22,363       (16,413)       39,879       621,892        34,220
NET ASSETS AT BEGINNING OF PERIOD                                  43,789        60,202       764,917       143,025       108,805
============================================================    =========     =========     =========     =========     =========
NET ASSETS AT END OF PERIOD                                     $  66,152     $  43,789     $ 804,796     $ 764,917     $ 143,025
============================================================    =========     =========     =========     =========     =========
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD       $    (629)    $    (157)    $ (10,345)    $  (8,325)    $       5
============================================================    =========     =========     =========     =========     =========

(1) See Note 4 in the notes to the financial statements for additional information.
(2) On September 24, 2001, Class Y and Institutional Class of International Fund were redesignated as Class S and Class Y, respectively.

The accompanying notes are an integral part of the financial statements.

(20     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                (This page has been left blank intentionally.)

                                                                             21)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                REALIZED AND
                   NET ASSET                      UNREALIZED     DIVIDENDS
                       VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                   BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                   OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                 -----------  ---------------  -------------  ------------  --------------
EMERGING MARKETS FUND
Class A (1)
 2002 (10)         $  5.87        $ (0.14)        $  2.35       $    --        $    --
 2001 (2)             8.50           0.02           (2.65)           --             --
 2000 (2)             6.77          (0.06)           1.79            --             --
 1999 (2)             5.61          (0.04)           1.20            --             --
 1998                10.96          (0.15)          (5.18)        (0.02)            --
 1997                 8.85           0.02            2.10         (0.01)            --
Class B
 2002 (10)         $  5.73        $ (0.08)        $  2.21       $    --        $    --
 2001 (2)             8.37          (0.03)          (2.61)           --             --
 2000 (2)             6.72          (0.11)           1.76            --             --
 1999 (2)             5.60          (0.08)           1.20            --             --
 1998 (3)             7.27             --           (1.67)           --             --
Class C
 2002 (10)         $  5.80        $ (0.08)        $  2.23       $    --        $    --
 2001 (2)             8.46             --           (2.66)           --             --
 2000 (2) (4)         9.96          (0.06)          (1.44)           --             --
Class S
 2002 (10)         $  5.87        $ (0.03)        $  2.23       $ (0.02)       $    --
 2001 (2) (5)         5.72             --            0.15            --             --
Class Y
 2002 (10)         $  5.92        $ (0.09)        $  2.32       $ (0.02)       $    --
 2001 (2)             8.55           0.06           (2.69)           --             --
 2000 (2)             6.80          (0.04)           1.79            --             --
 1999 (2)             5.62          (0.02)           1.20            --             --
 1998 (3)             7.27           0.01           (1.66)           --             --
---------          -------        -------         -------       -------        -------

INTERNATIONAL FUND (9)
Class A
 2002 (2) (10)     $  8.96        $ (0.03)        $  0.54       $    --        $    --
 2001 (2) (6)        13.96           0.10           (3.63)        (0.10)         (1.37)
 2000 (2) (7)        15.94          (0.03)          (0.42)        (0.10)         (1.43)
 1999                12.42             --            4.26         (0.04)         (0.70)
 1998                11.22           0.01            1.66         (0.07)         (0.40)
 1997                11.28          (0.02)           0.30         (0.05)         (0.29)
Class B
 2002 (2) (10)     $  8.45        $ (0.06)        $  0.50       $    --        $    --
 2001 (2) (6)        13.28           0.01           (3.43)        (0.07)         (1.34)
 2000 (2) (7)        15.27          (0.10)          (0.42)        (0.07)         (1.40)
 1999                11.97          (0.09)           4.09         (0.01)         (0.69)
 1998                10.87          (0.08)           1.60         (0.02)         (0.40)
 1997                10.99          (0.08)           0.28         (0.03)         (0.29)
Class C
 2002 (2) (10)     $  8.75        $ (0.07)        $  0.52       $    --        $    --
 2001 (2) (5)         8.31           0.01            0.43            --             --
Class S
 2002 (2) (10)     $  8.96        $ (0.03)        $  0.52       $    --        $    --
 2001 (2) (6)        13.97          (0.04)          (3.50)        (0.10)         (1.37)
 2000 (2) (7)        15.95          (0.03)          (0.42)        (0.10)         (1.43)
 1999                12.43          (0.01)           4.27         (0.04)         (0.70)
 1998                11.23             --            1.67         (0.07)         (0.40)
 1997                11.29          (0.03)           0.31         (0.05)         (0.29)
Class Y
 2002 (2) (10)     $  9.03        $ (0.02)        $  0.54       $    --        $    --
 2001 (2) (6)        14.03           0.07           (3.61)        (0.11)         (1.35)
 2000 (2) (7)        15.97           0.01           (0.42)        (0.12)         (1.41)
 1999                12.42           0.06            4.25         (0.06)         (0.70)
 1998                11.21           0.04            1.67         (0.10)         (0.40)
 1997                11.24           0.01            0.31         (0.06)         (0.29)
---------          -------        -------         -------       -------        -------

(1) The financial highlights for Emerging Markets Fund as set forth herein include the historical financial highlights of the Piper Emerging Markets Growth Fund Class A shares. The assets of the Piper Emerging Markets Growth Fund were acquired by Emerging Markets Fund on August 7, 1998. In connection with such acquisition, Class A shares of the Piper Emerging Markets Growth Fund were exchanged for Class A shares of the Emerging Markets Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management Incorporated to U.S. Bank National Association.
(2)  Per share data calculated using average shares outstanding method.
(3) Class of shares have been offered since August 10, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Commenced operations February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.
(10) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(22     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                             RATIO OF NET
                                                                                 RATIO OF      INVESTMENT
                                                              RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
      PERIOD    RETURN (8)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  --------------  ----------
   $  8.08        37.65%       $  3,766          1.70%           (1.59)%         1.85%          (1.74)%         56%
      5.87       (30.94)          3,244          1.70             0.26           1.92            0.04          132
      8.50        25.55           4,338          1.70            (0.70)          1.89           (0.89)         149
      6.77        20.68           4,551          1.70            (0.54)          2.02           (0.86)         138
      5.61       (48.91)          5,384          1.96            (1.09)          3.43           (2.56)          48
     10.96        23.91          16,998          2.00             0.17           3.34           (1.17)         105

   $  7.86        37.17%       $    250          2.45%           (2.35)%         2.60%          (2.50)%         56%
      5.73       (31.54)            173          2.45            (0.37)          2.64           (0.56)         132
      8.37        24.55             107          2.45            (1.21)          2.66           (1.42)         149
      6.72        20.00              13          2.45            (1.19)          2.72           (1.46)         138
      5.60       (22.97)              1          2.46            (0.43)          4.30           (2.27)          48

   $  7.95        37.07%       $    163          2.45%           (2.34)%         2.60%          (2.49)%         56%
      5.80       (31.44)             90          2.45             0.02           2.70           (0.23)         132
      8.46       (15.06)              4          2.45            (0.99)          2.64           (1.18)         149

   $  8.05        37.55%       $     13          1.70%           (1.40)%         1.85%          (1.55)%         56%
      5.87         2.62              --          0.00             0.00           0.00            0.00          132

   $  8.13        37.80%       $ 61,960          1.45%           (1.35)%         1.60%          (1.50)%         56%
      5.92       (30.84)         40,282          1.45             0.88           1.67            0.66          132
      8.55        25.74          55,753          1.45            (0.42)          1.64           (0.61)         149
      6.80        21.00          40,255          1.45            (0.35)          1.73           (0.63)         138
      5.62       (22.70)          7,444          1.46             0.83           3.30           (1.01)          48
   -------       ------     -----------          ----            -----           ----           -----          ---

   $  9.47         5.57%       $ 60,022          1.60%           (0.72)%         1.66%          (0.78)%         40%
      8.96       (28.00)         64,907          1.49             1.02           1.59            0.92           72
     13.96        (3.59)          3,591          1.58            (0.26)          1.76           (0.44)          90
     15.94        36.62           3,939          1.56            (0.01)          1.75           (0.20)          94
     12.42        15.33           3,154          1.58             0.02           1.75           (0.15)          89
     11.22         2.58           2,854          1.59            (0.20)          1.75           (0.36)          75

   $  8.89         5.21%       $ 10,793          2.35%           (1.46)%         2.41%          (1.52)%         40%
      8.45       (28.57)         10,857          2.17             0.06           2.27           (0.04)          72
     13.28        (4.22)            732          2.28            (0.96)          2.46           (1.14)          90
     15.27        35.65             781          2.26            (0.71)          2.45           (0.90)          94
     11.97        14.48             624          2.28            (0.70)          2.45           (0.87)          89
     10.87         1.82             562          2.29            (0.91)          2.45           (1.07)          75

   $  9.20         5.14%       $ 16,720          2.35%           (1.47)%         2.41%          (1.53)%         40%
      8.75         5.29          17,806          1.48             4.15           1.48            4.15           72

   $  9.45         5.35%       $ 12,941          1.60%           (0.65)%         1.66%          (0.71)%         40%
      8.96       (28.03)          9,461          1.46            (0.33)          1.61           (0.48)          72
     13.97        (3.59)         16,373          1.58            (0.26)          1.76           (0.44)          90
     15.95        36.61          11,307          1.56             0.00           1.75           (0.19)          94
     12.43        15.37           8,058          1.58             0.01           1.75           (0.16)          89
     11.23         2.59           6,798          1.59            (0.21)          1.75           (0.37)          75

   $  9.55         5.76%       $704,320          1.35%           (0.44)%         1.41%          (0.50)%         40%
      9.03       (27.93)        661,886          1.23             0.67           1.36            0.54           72
     14.03        (3.27)        122,329          1.28             0.04           1.76           (0.44)          90
     15.97        36.98          92,778          1.26             0.28           1.75           (0.21)          94
     12.42        15.73          60,647          1.28             0.34           1.75           (0.13)          89
     11.21         2.91          55,038          1.29             0.09           1.75           (0.37)          75
   -------       ------     -----------          ----            -----           ----           -----          ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       23)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

MICRO CAP FUND

DESCRIPTION                                         SHARES     VALUE (000)
--------------------------------------------------------------------------
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 18.0%
4Kids Entertainment*                               192,400         $ 3,833
Alliance Atlantis Communications, Cl B*            341,400           3,851
Championship Auto Racing*                          130,300           1,839
Champps Entertainment*                             131,000           1,614
Cross Media Marketing*                             617,200           8,024
Dura Automotive Systems*                            86,400           1,656
EastGroup Properties                                40,900           1,054
Electronics Boutique & Holdings*                    32,200           1,112
Gymboree*                                          282,025           4,160
JAKKS Pacific*                                     191,400           4,354
Landry's Restaurants                                73,300           1,683
OshKosh B' Gosh                                    129,075           5,532
Playboy Enterprises*                                51,500             880
Prime Hospitality*                                 224,600           2,953
Racing Champions                                   160,400           2,809
Recoton*                                           282,400           1,265
Regent Communication*                              417,600           3,441
Saga Communications*                               116,050           2,924
The Wet Seal, Cl A*                                141,500           4,937
Too*                                                58,300           1,719
Tower Automotive*                                  279,500           3,910
Ultimate Electronics*                              206,500           5,792
ValueVision International*                         160,200           3,324
Winston Hotels                                     224,900           2,114
                                                                   -------
                                                                    74,780
                                                                   -------
CONSUMER STAPLES - 0.2%
Monterey Pasta*                                     88,200             745
Suprema Specialties*                               210,200              --
                                                                   -------
                                                                       745
                                                                   -------
ENERGY - 1.3%
Horizon Offshore                                   172,800           1,875
Quicksilver Resources*                             118,900           2,735
Remington Oil & Gas*                                10,200             206
St. Mary Land & Exploration                         33,900             736
                                                                   -------
                                                                     5,552
                                                                   -------
FINANCIALS - 5.5%
Alabama National                                    30,325           1,117
Alexandria Real Estate Equities (REIT)              24,600           1,097
Bedford Property Investors (REIT)                   44,900           1,149
Dime Community Bancshares                          104,550           3,220
East West Bancorp                                  122,300           3,582
Euronet Services*                                  224,800           3,822
First Republic Bank*                                19,300             548
Local Financial*                                   130,600           2,056
Macatawa Bank                                      107,600           2,130
Philadelphia Consolidated Holding*                  73,500           2,925
RLI                                                 29,575           1,529
                                                                   -------
                                                                    23,175
                                                                   -------
HEALTH CARE - 14.1%
AMERIGROUP*                                         61,200           1,723
Amsurg, Cl A*                                       99,700           2,713
Array Biopharma*                                   531,400           6,882
BioMarin Pharmaceutical*                           314,775           3,296
Bone Care International*                           150,000           2,061
Carriage Services*                                 355,700           1,796
CIMA Labs*                                         155,400           4,141
Davita*                                             54,500           1,379

MICRO CAP FUND (CONTINUED)

DESCRIPTION                                         SHARES     VALUE (000)
--------------------------------------------------------------------------
Diversa*                                            77,275         $   981
Emisphere Technologies*                            161,975           2,766
First Horizon Pharmaceutical*                      126,150           2,821
iShares Biotech Index                               96,000           7,402
Lifecore Biomedical*                                82,300             908
Medcath*                                           196,200           3,426
MGI Pharma*                                        134,100           1,845
Osteotech*                                         304,900           2,037
SangStat Medical*                                   40,900           1,099
Select Medical*                                    355,400           5,690
Third Wave Technologies*                           510,850           1,711
United Surgical Partners*                           57,750           1,340
XOMA*                                              332,200           2,854
                                                                   -------
                                                                    58,871
                                                                   -------
INDUSTRIALS - 16.0%
Actuant*                                            55,000           2,373
Aeroflex*                                          148,650           1,912
Apollo Group                                        23,450             981
Arkansas Best*                                     158,700           4,410
Armor Holdings*                                    126,100           3,417
Astec Industries*                                   60,525           1,063
AstroPower*                                         21,100             881
Career Education*                                   91,475           3,622
CoorsTek*                                           49,000           1,883
Corinthian Colleges*                               225,600          11,404
Covenant Transport*                                137,300           2,013
DiamondCluster, Cl A*                              419,200           5,416
EDO                                                  2,400              65
Exult*                                             343,700           3,750
Frontier Airlines*                                 128,650           2,357
Headwaters*                                        282,600           4,324
Knightsbridge Tanker                                82,400           1,496
Landstar*                                           22,500           2,088
Mesa Air Group*                                    394,100           4,414
P.A.M. Transportation Services*                     95,500           2,416
RailAmerica*                                       250,582           2,636
U.S. Xpress Enterprises*                            58,400             707
Yellow*                                            106,800           2,818
                                                                   -------
                                                                    66,446
                                                                   -------
INFORMATION TECHNOLOGY - 33.5%
Alliance Semiconductor*                            246,100           2,835
Anaren Microwave*                                   55,100             801
Aspen Technology*                                   72,200           1,653
Asyst Technology*                                   73,200           1,332
ATMI*                                               84,700           2,664
Braun Consulting*                                   25,600             110
Caminus*                                           192,200           4,325
Celeritek*                                         138,300           1,424
ChipPAC, Cl A*                                     669,500           6,574
ClearOne Communications*                            67,875           1,113
Computer Network Technology*                       141,400           1,869
Concurrent Computers*                              281,800           2,342
DoubleClick*                                       216,300           2,593
Drexler Technology*                                124,500           2,800
Duraswitch Industries*                             118,200             869
Eclipsys*                                          171,900           2,821
Entegris*                                          422,900           6,830
Genroco Warrants*                                  103,794              --
Genus*                                             774,388           3,291
Genus Warrants*                                    116,158              --
Inforte*                                           110,100           1,296

The accompanying notes are an integral part of the financial statements.

(24     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                         SHARES     VALUE (000)
--------------------------------------------------------------------------
Integrated Silicon Solution*                       274,500        $  3,530
Interland*                                         533,000           1,362
Lantronix*                                         602,400           1,560
ManTech International*                             103,100           1,918
Merix*                                              75,200           1,405
Monolithic System Technology*                      218,400           2,512
Mykrolis*                                          335,500           5,108
Nanometrics*                                       121,300           2,237
Nuance Communications*                             280,600           1,917
Oak Technology*                                    298,000           4,434
OmniVision Technologies*                           334,200           3,686
Overland Data*                                     428,000           4,601
Pericom Semiconductor*                             117,775           1,665
Photon Dynamics*                                     8,100             412
Photronics*                                         66,225           2,234
Planar Systems*                                    206,000           5,408
Predictive Systems*                                439,300             637
Rainbow Technologies*                              345,075           3,471
Secure Computing*                                  313,800           6,154
Southwall Technologies*                             39,000             507
Speechworks International*                         276,600           2,169
Stratos Lightwave*                                 407,400           1,801
Synaptics*                                          41,400             714
Take-Two Interactive Software*                     881,500          17,718
THQ*                                                91,100           4,473
TranSwitch*                                        636,700           2,076
Tridium Warrant*                                    20,500              54
Tridium, Cl B                                      278,500           1,269
VideoPropulsion*                                   809,856             202
Visionics*                                         337,500           3,959
Xicor*                                             111,000           1,180
Zomax*                                             209,400           1,529
                                                                  --------
                                                                   139,444
                                                                  --------
MATERIALS - 6.8%
Century Aluminum                                    80,400           1,307
Crown Cork & Seal*                                 545,300           4,880
Georgia Gulf                                       123,500           3,316
Gibraltar Steel                                    118,825           2,586
Ivex Packaging*                                    287,800           6,596
National Steel*                                    424,000              72
Penford                                             12,200             196
Silgan Holdings*                                   109,100           3,647
Steel Dynamics*                                    347,100           5,696
                                                                  --------
                                                                    28,296
                                                                  --------
MICRO CAP FUND (CONCLUDED)

DESCRIPTION                                         SHARES     VALUE (000)
--------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.1%
AirGate PCS*                                        92,000        $  1,288
Intrado*                                           133,400           2,907
Ubiquitel*                                          70,600             173
                                                                  --------
                                                                     4,368
                                                                  --------
TOTAL COMMON STOCKS                                                401,677
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 4.4%
First American Prime Obligations Fund (A)       18,413,638          18,414
                                                                  --------
TOTAL RELATED PARTY MONEY MARKET FUND                               18,414
                                                                  --------
TOTAL INVESTMENTS - 100.9%
   (Cost $349,503)                                                 420,091
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - (0.9)%                          (3,918)
                                                                  --------
TOTAL NET ASSETS - 100.0%                                         $416,173
                                                                  --------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

Cl - Class
REIT - Real Estate Investment Trust

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       25)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

SMALL CAP CORE FUND

DESCRIPTION                                            SHARES      VALUE (000)
------------------------------------------------------------------------------
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 25.1%
4Kids Entertainment                                   320,960          $ 6,394
Advanced Auto Parts*                                  177,200            8,151
Alliance Atlantis Communications, Cl B*               484,756            5,468
American Axle & Manufacturing Holdings*                99,173            2,876
Anteon International                                   84,200            1,751
BorgWarner                                             46,180            2,906
Cablevision System - Rainbow Media Group*             198,663            4,903
CEC Entertainment*                                     33,800            1,562
Chico's FAS*                                           51,400            1,732
Claire's Stores                                        70,200            1,367
D.R. Horton*                                           68,626            2,587
Electronics Boutique Holdings*                         42,591            1,471
Fairmont Hotels & Resorts                             107,900            3,054
Gaylord Entertainment*                                 51,900            1,381
GTECH Holdings*                                       162,134            7,904
Gymboree*                                             378,800            5,587
Hot Topic*                                            386,787            8,084
Insight Communications*                               180,145            3,774
Jack in the Box*                                       49,905            1,480
JAKKS Pacific*                                         60,645            1,380
Metro-Goldwyn-Mayer*                                  160,700            2,671
Michaels Stores*                                       82,463            3,117
Orient Express Hotels*                                273,902            5,615
O'Reilly Automotive*                                   87,998            2,778
Pacific Sunwear of California*                        222,800            5,481
Panera Bread, Cl A*                                    77,900            4,963
Paxson Communications*                                308,400            3,380
Pier 1 Imports                                        138,900            2,860
Pixar*                                                 63,400            2,333
Rogers Communications, Cl B*                          183,360            2,512
Ruby Tuesday                                          137,800            3,204
Scholastic*                                           201,140           10,900
Standard Pacific                                       59,028            1,659
Station Casinos*                                      209,209            3,483
Too*                                                   61,300            1,808
Ultimate Electronics*                                 180,840            5,073
ValueVision International*                            159,500            3,310
Zale*                                                  48,600            1,973
                                                                      --------
                                                                       140,932
                                                                      --------
CONSUMER STAPLES - 3.2%
Constellation Brands, CI A*                            70,367            3,867
Duane Reade*                                           80,560            2,737
Great Atlantic & Pacific Tea*                          58,287            1,625
Hain Celestial Group*                                  99,300            2,210
Performance Food Group*                               155,029            5,063
Whole Foods Market*                                    57,000            2,604
                                                                      --------
                                                                        18,106
                                                                      --------
ENERGY - 5.9%
Atwood Oceanics*                                       72,000            3,305
Hanover Compressor*                                   190,600            3,429
Lone Star Technologies*                               191,600            4,370
National-Oilwell*                                     163,096            4,131
Pioneer Natural Resources*                            134,015            2,987
Pogo Producing                                         51,392            1,629
Precision Drilling*                                   122,650            3,920
Tesoro Petroleum*                                     460,300            6,467
Ultra Petroleum                                       361,000            2,881
                                                                      --------
                                                                        33,119
                                                                      --------

SMALL CAP CORE FUND (CONTINUED)

DESCRIPTION                                          SHARES        VALUE (000)
------------------------------------------------------------------------------
FINANCIALS - 6.6%
Arthur J. Gallagher                                   166,130          $ 5,444
Cullen/Frost Bankers                                   98,280            3,525
East West Bancorp                                     247,990            7,264
Federated Investors                                    82,563            2,671
Greater Bay Bancorp                                   155,503            5,306
Harleysville Group                                    153,854            4,065
Jefferies Group                                        59,194            2,853
Raymond James Financial                                82,360            2,819
UCBH Holdings                                          95,006            3,418
                                                                       --------
                                                                        37,365
                                                                       --------
HEALTH CARE - 11.4%
AdvancePCS*                                           132,478            3,986
Apria Healthcare Group*                               264,953            6,494
Cephalon*                                              69,290            4,365
Charles River Labaratories International*              78,300            2,427
Community Health Systems*                             479,726           10,607
InterMune*                                            252,400            7,590
Medicis, Cl A*                                         46,207            2,564
Pharmaceutical Resources*                             127,828            2,709
Priority Healthcare, Cl B*                             69,900            1,818
Renal Care*                                            62,020            2,034
ResMed*                                                32,141            1,290
Respironics*                                           44,669            1,447
Sybron Dental Specialties*                             62,860            1,263
Techne*                                                83,320            2,297
Triad Hospitals*                                      166,419            5,721
Varian Medical Systems*                               132,314            5,412
Wright Medical Group*                                 107,560            2,161
                                                                       --------
                                                                        64,185
                                                                       --------
INDUSTRIALS - 13.0%
Administaff*                                           48,100            1,329
Aeroflex*                                             222,554            2,862
AirTran Holdings*                                     395,700            2,386
Alliant Techsystems*                                   28,914            2,949
Armor Holdings*                                       132,950            3,603
Atlantic Coast Airline Holdings*                       80,151            1,921
Chicago Bridge & Iron                                 135,000            4,012
Corinthian Colleges*                                   66,065            3,340
Corporate Executive Board*                             75,475            2,831
DiamondCluster International, Cl A*                   713,320            9,216
Elcor                                                  35,700              793
Frontier Airlines*                                    228,783            4,191
Global Payments                                       131,594            4,823
Knight Transportation*                                113,900            2,408
Mesa Air Group*                                       128,100            1,435
Northwest Airlines                                    150,600            2,872
Pall                                                  131,400            2,692
Power-One*                                            238,600            1,952
Rayovac*                                               63,060              975
Ryder System                                          118,100            3,489
Teekay Shipping                                        72,200            2,752
URS*                                                   37,113            1,176
Valassis Communication*                                92,422            3,570
Waste Connections*                                     82,400            2,761
Watson Wyatt & Company Holdings*                      104,800            2,866
                                                                       --------
                                                                        73,204
                                                                       --------

The accompanying notes are an integral part of the financial statements.

(26     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                          SHARES        VALUE (000)
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 25.4%
Activision*                                          74,250          $  2,215
Adaptec*                                            375,505             5,020
Anaren Microwave*                                   178,825             2,598
Applied Micro Circuits*                             459,400             3,675
Arris Group*                                        300,600             2,796
ATMI*                                               209,234             6,580
Axcelis Technologies*                               278,988             3,990
AXT*                                                117,601             1,258
Brooks Automation*                                   26,600             1,209
Caminus*                                            179,300             4,034
ChipPAC, Cl A*                                      191,500             1,881
CIBER*                                               67,800               620
Cirrus Logic*                                        98,200             1,853
Cognex*                                              85,860             2,495
Coherent*                                           124,204             4,211
Computer Network Technology*                        176,900             2,339
DSP Group*                                          102,154             2,091
Eclipsys*                                            72,740             1,194
Entegris*                                         1,080,510            17,450
Exar*                                               326,229             6,701
Fisher Scientific International*                    136,687             3,841
Harmonic*                                           151,580             1,758
Inforte*                                            493,275             5,806
IXYS*                                               272,693             3,188
Kronos*                                              23,500             1,104
Manugistics Group*                                  113,000             2,427
Mettler-Toledo International*                        91,076             4,122
Microtune*                                          198,600             2,854
Mykrolis*                                           631,771             9,639
NetScreen Technologies*                              70,150             1,168
Newport*                                             23,100               554
Oplink Communications*                              281,100               436
Photronics*                                          61,460             2,073
Secure Computing*                                   117,900             2,312
SpeechWorks International*                          235,950             1,850
Stellent*                                           130,300             1,255
Take-Two Interactive Software*                      284,621             5,721
Tekelec                                             238,000             2,727
THQ*                                                 58,644             2,879
TriQuint Semiconductor*                             225,400             2,707
TriZetto Group*                                     112,700             1,369
Vastera*                                            258,989             3,841
Veeco Instruments*                                   89,400             3,106
Vitria Technology*                                  523,292             2,067
                                                                     --------
                                                                      143,014
                                                                     --------
MATERIALS - 2.3%
Aracruz Celulose SA, ADR                            200,655             4,144
Arch Coal                                             7,700               165
Georgia Gulf                                        118,810             3,190
Olin                                                 73,451             1,381
Smurfit-Stone Container*                            237,540             4,071
                                                                     --------
                                                                       12,951
                                                                     --------

SMALL CAP CORE FUND (CONCLUDED)

DESCRIPTION                                 SHARES/PAR (000)      VALUE (000)
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.9%
AirGate PCS*                                        359,900          $  5,035
                                                                     --------
TOTAL COMMON STOCKS                                                   527,911
                                                                     --------
CONVERTIBLE CORPORATE BONDS - 0.5%
Charter Communications
   4.750%, 06/01/06                               $   3,213             2,526
                                                                     --------
TOTAL CONVERTIBLE CORPORATE BONDS                                       2,526
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 5.4%
First American Prime Obligations Fund            30,473,008            30,473
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                  30,473
                                                                     --------
TOTAL INVESTMENTS - 99.7%
   (Cost $491,576)                                                    560,910
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 0.3%                                1,741
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $562,651
                                                                     --------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

ADR - American Depositary Receipt
Cl - Class

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       27)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

SMALL CAP GROWTH FUND

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 17.8%
Action Performance*                                    50,950         $ 2,509
Alliance Gaming*                                       70,200           2,143
Anteon International                                   34,050             708
Applebee's International                               55,050           1,998
Argosy Gaming*                                         42,250           1,550
Aztar*                                                128,500           2,814
Buca*                                                 103,400           1,879
CEC Entertainment*                                     41,300           1,908
Cheesecake Factory*                                    41,600           1,535
Cooper Tire & Rubber                                   81,250           1,759
Copart*                                                69,100           1,240
Direct Focus*                                          49,000           1,864
Electronics Boutique Holdings*                         69,100           2,386
Finish Line, Cl A*                                    126,200           2,328
GameStop                                              121,050           2,445
Getty Images*                                          44,100           1,321
Guitar Center*                                        101,900           1,785
Gymboree*                                             173,300           2,556
Harman International                                   69,500           3,430
Hot Topic*                                             67,300           1,407
Insight Enterprises*                                   86,000           1,947
Lee Enterprises                                        41,000           1,513
Lone Star Steakhouse & Saloon                          86,150           1,800
Mohawk Industries*                                     25,051           1,505
O'Charley's*                                           88,500           1,907
O'Reilly Automotive*                                   48,900           1,544
Pacific Sunwear of California*                         94,750           2,331
Priceline.com*                                        315,800           1,652
Racing Champions*                                      10,850             209
Scholastic*                                            46,100           2,498
Sonic Automotive*                                      33,300             998
Spanish Broadcasting System*                          146,050           1,979
The Wet Seal, Cl A                                     58,400           2,038
Too*                                                   83,350           2,458
United Auto Group*                                     96,850           2,183
United Rentals*                                        45,350           1,246
West Marine*                                          103,800           2,097
                                                                      -------
                                                                       69,470
                                                                      -------
CONSUMER STAPLES - 1.2%
Performance Food Group*                                69,450           2,268
United Natural Foods*                                  91,400           2,277
                                                                      -------
                                                                        4,545
                                                                      -------
ENERGY - 5.3%
Cal Dive International*                                72,800           1,813
Dril-Quip*                                             38,950             999
Evergreen Resources*                                   48,450           2,020
Global Industries*                                    179,800           1,678
Grey Wolf*                                            395,250           1,565
Key Energy Services*                                  135,600           1,454
Lone Star Technologies*                                79,900           1,823
Maverick Tube*                                         96,500           1,575
Remington Oil & Gas*                                   86,900           1,752
Spinnaker Exploration*                                 42,650           1,776
Ultra Petroleum*                                      280,750           2,240
Universal Compression Holdings*                        73,700           1,946
                                                                      -------
                                                                       20,641
                                                                      -------

SMALL CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
FINANCIALS - 8.3%
Affiliated Managers Group*                             39,000         $ 2,801
Brown & Brown                                         104,100           3,269
Cousins Properties (REIT)                              64,750           1,687
Cullen/Frost Bankers                                   55,750           2,000
Doral Financial                                        84,450           2,867
East West Bancorp                                      61,100           1,790
Greater Bay Bancorp                                    68,650           2,342
Hudson United Bancorp                                  59,700           1,899
IndyMac Bancorp*                                       66,000           1,630
New York Community Bancorp                             61,850           1,710
Ohio Casualty*                                         66,300           1,256
Raymond James Financial                                43,200           1,479
Silicon Valley Bancshares*                             89,800           2,716
Southwest Bancorp of Texas*                            86,100           2,871
UCBH Holdings                                          51,750           1,862
                                                                      -------
                                                                       32,179
                                                                      -------
HEALTH CARE - 13.5%
Albany Molecular Research*                             54,650           1,310
Alexion Pharmaceuticals*                               87,200           2,050
American Pharmaceutical Partners*                      91,300           1,354
AMN Healthcare Services*                               57,900           1,558
AmSurg, Cl A*                                          25,200             684
Angiotech Pharmaceuticals*                             29,000           1,323
Apria Healthcare Group*                                68,650           1,683
Covance*                                              114,300           2,318
CuraGen*                                              114,150           1,833
CV Therapeutics*                                       47,450           1,716
DaVita*                                                74,550           1,886
Diagnostic Products                                    17,700             765
Endocare*                                             174,300           3,435
Haemonetics*                                           14,700             467
Kensey Nash*                                          124,650           2,064
Maxygen*                                               27,950             349
MedCath*                                              109,400           1,910
Nastech Pharmaceutical                                 30,200             472
NPS Pharmaceuticals*                                   28,950             947
Ocular Sciences*                                       78,600           2,201
Pharmaceutical Resources*                              93,850           1,989
Priority Healthcare, Cl B*                             85,150           2,215
Respironics*                                           33,850           1,097
Sangstat Medical                                       69,450           1,865
Tanox*                                                178,000           2,521
Techne*                                               103,150           2,844
Thoratec Labs*                                        234,650           2,569
Urologix*                                              36,050             655
VISX*                                                  31,900             563
Wright Medical Group*                                 109,650           2,203
XOMA Limited*                                         330,850           2,842
Zoll Medical*                                          28,050           1,077
                                                                      -------
                                                                       52,765
                                                                      -------
INDUSTRIALS - 19.0%
Actuant, Cl A*                                         52,550           2,268
Administaff*                                           86,150           2,380
Aeroflex*                                             188,300           2,422
AGCO                                                   34,950             798
Alliant Techsystems*                                   14,250           1,453
AMETEK                                                 40,350           1,501
Arkansas Best*                                         60,500           1,681
Armor Holdings*                                        57,600           1,561
Atlantic Coast Airline Holdings*                       66,300           1,590

The accompanying notes are an integral part of the financial statements.

(28     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
Career Education*                                      56,300        $  2,229
ChipPAC, Cl A*                                        215,200           2,113
Coinstar*                                              69,750           2,350
CoorsTek*                                              67,550           2,595
Corinthian Colleges*                                   24,950           1,261
Corporate Executive Board*                             66,950           2,511
Cross Country*                                         72,500           1,958
DiamondCluster International, Cl A*                   158,550           2,048
Edison Schools*                                        74,800           1,040
Education Management*                                  55,900           2,357
FactSet Research Systems                               32,050           1,293
Flowserve*                                             64,200           2,055
Forward Air*                                           67,900           2,149
Frontier Airlines*                                    113,200           2,074
FuelCell Energy*                                       96,350           1,518
Global Payments                                        47,450           1,739
Headwaters*                                           102,650           1,571
Heartland Express*                                     88,857           1,774
ITT Educational Services*                              30,900           1,391
Joy Global*                                           145,600           2,373
Learning Tree International*                           66,050           1,598
Pemstar*                                              223,750           2,148
PRG-Schultz International                             185,850           2,611
Regal-Beloit                                           57,900           1,479
Stericycle*                                            50,800           3,178
SureBeam*                                             269,850           1,495
Sylvan Learning System*                               117,250           3,312
Waste Connections*                                     54,600           1,830
Wilson Greatbatch Technologies*                        93,250           2,397
                                                                     --------
                                                                       74,101
                                                                     --------
INFORMATION TECHNOLOGY - 30.8%
02Micro International*                                118,600           2,072
Alpha Industries*                                     140,300           2,140
ANADIGICS*                                            132,750           1,638
Arris Group*                                          153,050           1,423
Ascential Software*                                   299,350           1,153
Aspen Technology*                                      90,100           2,063
Asyst Technologies*                                    69,850           1,271
Avocent*                                               73,650           1,973
Acxiom*                                               133,550           2,289
Brooks Automation*                                     48,300           2,195
Centillium Communications*                            174,150           2,107
CIBER*                                                166,850           1,522
Cymer*                                                 37,750           1,875
Datastream Systems*                                    10,900              95
Digital Insight*                                      110,700           3,050
DSP Group*                                             95,700           1,959
E.piphany*                                            145,100           1,097
Elantec Semiconductor*                                 44,900           1,920
Entegris*                                             141,950           2,293
ESS Technology*                                       129,350           2,683
Exar*                                                  81,700           1,678
F5 Networks*                                           78,800           1,831
Forrester Research*                                    70,900           1,354
Gartner, Cl A*                                         76,400             986
GlobespanVirata*                                      180,641           2,695
Informatica*                                          180,650           1,308
Integrated Circuit Systems*                            89,550           1,827
InterCept*                                             73,750           2,673
Kopin*                                                249,450           2,273
Kronos*                                                36,850           1,731
Kulicke & Soffa Industries*                            75,150           1,564
LTX*                                                   48,450           1,317

SMALL CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
Macromedia*                                            96,300        $  1,966
ManTech International*                                138,200           2,571
MatrixOne*                                            123,900           1,105
Microtune*                                            247,000           3,549
Monolithic System Technology*                         187,550           2,157
NetIQ*                                                 47,350           1,033
NetScreen Technologies*                               103,200           1,718
Newport                                               133,650           3,194
NMS Communications*                                   366,350           1,561
Oak Technology*                                       166,450           2,477
Perot Systems, Cl A*                                  149,800           2,989
Photon Dynamics*                                       50,100           2,550
Photronics*                                            42,800           1,444
Plantronics*                                           56,950           1,191
PLX Technology*                                       128,850           1,572
Powerwave Technologies*                               141,500           1,842
Roper Industries                                       32,500           1,617
S1*                                                   177,050           2,734
Secure Computing*                                      89,300           1,751
SmartForce                                             78,150             821
Take-Two Interactive Software*                        108,800           2,187
Technitrol                                             50,250           1,198
THQ*                                                   57,700           2,833
Titan*                                                113,250           2,339
TriQuint Semiconductor*                               153,900           1,848
TTM Technologies*                                     170,800           1,693
Varian Semiconductor Equipment Associates*             35,800           1,611
Vastera*                                              120,900           1,793
Visionics*                                            177,350           2,080
Vitria Technology*                                    279,800           1,105
WebEx Communications*                                  86,950           1,430
webMethods*                                           103,650           1,786
                                                                     --------
                                                                      119,800
                                                                     --------
MATERIALS - 1.2%
Olin                                                   72,500           1,363
OM Group                                               29,671           2,145
RPM                                                    65,850           1,024
                                                                     --------
                                                                        4,532
                                                                     --------
TELECOMMUNICATION SERVICES - 0.9%
Leap Wireless International*                          104,500             880
Metro One Telecommunications*                          42,200           1,070
AO VimpelCom                                           51,200           1,648
                                                                     --------
                                                                        3,598
                                                                     --------
TOTAL COMMON STOCKS                                                   381,631
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 1.9%
First American Prime Obligations Fund (A)           7,424,241           7,424
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                   7,424
                                                                     --------
TOTAL INVESTMENTS - 99.9%
   (Cost $365,018)                                                    389,055
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 0.1%                                  473
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $389,528
                                                                     --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
Cl - Class
REIT - Real Estate Investment Trust

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       29)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

SMALL CAP VALUE FUND

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 93.3%
CONSUMER DISCRETIONARY - 16.1%
Ashworth*                                           452,100          $  3,549
Buca*                                               168,700             3,065
Charming Shoppes*                                   174,700             1,384
D.R. Horton                                         296,864            11,192
Dura Automotive Systems*                            597,150            11,447
La-Z-Boy                                             64,600             1,773
LodgeNet Entertainment*                             452,200             7,733
Matthews International                              131,400             3,298
O'Charley's*                                        276,100             5,950
Pomeroy Computer Resources*                         173,800             2,638
Regis                                               203,700             5,720
School Specialty*                                   329,800             8,812
Timberland*                                         196,700             8,311
Topps*                                              806,150             7,739
Tower Automotive*                                   534,300             7,475
WCI Communities*                                     14,900               364
                                                                      -------
                                                                       90,450
                                                                      -------
CONSUMER STAPLES - 1.8%
Dean Foods*                                          44,850             3,396
Steiner Leisure*                                    310,000             6,684
                                                                      -------
                                                                       10,080
                                                                      -------
ENERGY - 5.2%
Core Laboratories N.V.*                             386,500             5,705
Evergreen Resources*                                106,100             4,424
Forest Oil*                                         154,000             4,561
Newfield Exploration*                               195,800             7,243
Newpark Resources*                                  340,200             2,637
Stone Energy*                                       110,711             4,290
                                                                      -------
                                                                       28,860
                                                                      -------
FINANCIALS - 30.8%
American Capital Strategies                         170,900             5,291
Astoria Financial                                   289,000             8,395
Cadiz*                                              583,200             5,249
Camden Property Trust                               108,600             4,248
Chelsea Property Group (REIT)                       126,000             6,809
City National                                        97,100             5,108
Community First Bankshares                          246,200             6,367
Corporate Office Properties Trust (REIT)            274,100             3,591
Cullen/Frost Bankers                                306,300            10,987
Dime Bancorp*                                       264,900                34
Downey Financial                                     44,800             2,043
First Republic Bank*                                318,550             9,047
Greater Bay Bancorp                                 123,300             4,207
Highwoods Properties (REIT)                         200,700             5,638
Horace Mann Educators                               173,600             3,908
IPC Holdings*                                        95,800             3,117
LandAmerica Financial Group                         177,600             6,150
Lexington Corporate Properties
 Trust (REIT)                                       187,886             3,002
Local Financial*                                    185,800             2,924
Markel*                                              26,400             5,373
Medallion Financial                                 302,950             2,354
Metris                                              124,450             2,489
National Commerce Financial                         398,700            11,084
Pan Pacific Retail Properties (REIT)                 39,000             1,192
Philadelphia Consolidated Holding*                  102,400             4,076
Phoenix Companies*                                  214,200             4,113
Protective Life                                     292,000             9,105

SMALL CAP VALUE FUND (CONTINUED)

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
PS Business Parks                                    80,850          $  2,810
Radian Group                                        327,868            16,092
Roslyn Bancorp                                      205,350             4,251
Sterling Bancshares                                 223,200             2,980
TCF Financial                                       133,300             7,013
W.R. Berkley                                         71,500             4,110
                                                                      -------
                                                                      173,157
                                                                     --------
HEALTH CARE - 7.9%
ATS Medical*                                        607,450             1,215
Cooper                                              150,500             7,134
Hooper Holmes                                       267,600             2,807
Kensey Nash*                                         81,900             1,356
Mentor                                              186,200             6,718
Natus Medical*                                      531,500             2,530
Regeneration Technologies*                          458,480             3,324
RehabCare Group*                                    151,000             4,303
Renal Care*                                         188,950             6,198
Res-Care*                                           320,000             2,602
Respironics*                                        194,600             6,305
                                                                     --------
                                                                       44,492
                                                                     --------
INDUSTRIALS - 20.6%
Alliant Techsystems*                                 85,350             8,705
Astec Industries*                                   224,150             3,939
C&D Technologies                                    116,200             2,443
Dollar Thrifty Automotive*                          313,300             6,626
ITT Educational Services*                            90,450             4,070
L.B. Foster*                                        254,000             1,455
Landstar*                                            38,700             3,591
Learning Tree International*                        162,450             3,931
MagneTek*                                           542,487             6,347
Moog, Cl A*                                         302,400             9,677
NCO Group*                                          708,000            19,654
On Assignment*                                      283,850             5,081
Pentair                                             137,200             6,170
Quanta Services*                                    169,100             2,924
Rayovac*                                            582,050             8,993
Simpson Manufacturing*                               37,350             2,284
SPX*                                                 37,400             5,295
Teletech Holdings*                                  370,600             4,977
Tredegar                                            110,600             2,068
Valassis Communications*                            160,500             6,200
Waste Connections*                                   44,830             1,502
                                                                     --------
                                                                      115,932
                                                                     --------
INFORMATION TECHNOLOGY - 7.6%
Actel*                                              230,600             4,776
Ascential Software*                                 645,800             2,486
Braun Consulting*                                   215,500               929
Carreker*                                           135,700             1,183
DMC Stratex Networks*                               220,300             1,198
FSI International*                                  224,200             2,513
Innovex*                                            414,300             1,773
JDA Software*                                        70,600             2,250
Mykrolis*                                           198,100             3,029
PLATO Learning*                                     156,400             2,767
ProQuest*                                           263,900            11,345
RadiSys*                                            202,400             3,645
Rainbow Technologies*                               287,100             2,888
REMEC*                                              127,750             1,182
SONICblue*                                          156,900               395
                                                                     --------
                                                                       42,359
                                                                     --------

The accompanying notes are an integral part of the financial statements.

(30     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

SMALL CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                            SHARES     VALUE (000)
-----------------------------------------------------------------------------
MATERIALS - 0.4%
Gibraltar Steel                                        96,300        $  2,095
                                                                     --------
UTILITIES - 2.9%
NSTAR                                                 175,000           7,935
Sierra Pacific Resources                               14,650             221
Unisource Energy Holding                              397,900           8,141
                                                                     --------
                                                                       16,297
                                                                     --------
TOTAL COMMON STOCKS                                                   523,722
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 6.3%
First American Prime Obligations Fund (A)          35,808,426          35,808
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                  35,808
                                                                     --------
TOTAL INVESTMENTS - 99.6%
   (Cost $450,838)                                                    559,530
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 0.4%                                2,080
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $561,610
                                                                     --------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.

ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       31)

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                     MICRO CAP     SMALL CAP       SMALL CAP       SMALL CAP
                                                                          FUND     CORE FUND     GROWTH FUND      VALUE FUND
                                                                  ------------   -----------   -------------   -------------
ASSETS:
Investments in securities, at cost                                  $349,503      $491,576      $  365,018       $ 450,838
=================================================================   ========      ========      ==========       =========
Investments in securities, at value                                 $420,091      $560,910      $  389,055       $ 559,530
Cash                                                                   1,554           686              --              25
Collateral for securities loaned, at value                            62,688       107,339         100,177          80,814
Dividends and interest receivable                                        136           192              48             513
Capital shares sold                                                      390         1,274             306             792
Receivable for securities sold                                         2,777        12,284           8,465           2,452
Prepaid expenses and other assets                                         66            72              70              67
-----------------------------------------------------------------   --------      --------      ----------       ---------
TOTAL ASSETS                                                         487,702       682,757         498,121         644,193
=================================================================   ========      ========      ==========       =========
LIABILITIES:
Capital shares redeemed                                                  728            92             335           1,302
Payable upon return of securities loaned                              62,688       107,339         100,177          80,814
Payable for securities purchased                                       7,548        12,245           7,743              --
Payable to affiliates                                                    533           412             315             443
Distribution and shareholder servicing fees                               27            13              18              22
Accrued expenses and other liabilities                                     5             5               5               2
-----------------------------------------------------------------   --------      --------      ----------       ---------
TOTAL LIABILITIES                                                     71,529       120,106         108,593          82,583
=================================================================   ========      ========      ==========       =========
NET ASSETS                                                          $416,173      $562,651      $  389,528       $ 561,610
=================================================================   ========      ========      ==========       =========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                   $354,879      $465,296      $  468,134       $ 428,890
Accumulated net investment income (loss)                              (2,423)       (1,078)         (1,409)            126
Accumulated net realized gain (loss)                                  (6,871)       29,099        (101,234)         23,902
Unrealized appreciation of investments                                70,588        69,334          24,037         108,692
-----------------------------------------------------------------   --------      --------      ----------       ---------
NET ASSETS                                                          $416,173      $562,651      $  389,528       $ 561,610
=================================================================   ========      ========      ==========       =========
CLASS A:
Net assets                                                          $ 73,950      $ 36,009      $   35,700       $  33,495
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                 3,417         2,423           2,804           2,269
Net asset value and redemption price per share                      $  21.64      $  14.86      $    12.73       $   14.76
Maximum offering price per share (A)                                $  22.90      $  15.72      $    13.47       $   15.62
CLASS B:
Net assets                                                          $  6,336      $  4,110      $    6,000       $  15,833
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                   302           296             511           1,114
Net asset value and offering price per share (C)                    $  20.99      $  13.89      $    11.74       $   14.21
CLASS C:
Net assets                                                          $    235      $  1,701      $    7,424       $   6,117
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                    11           115             599             426
Net asset value per share (C)                                       $  21.58      $  14.82      $    12.40       $   14.36
Maximum offering price per share (B)                                $  21.80      $  14.97      $    12.53       $   14.51
CLASS S:
Net assets                                                          $  2,908      $  7,853      $       31       $     383
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                   134           529               2              26
Net asset value, offering price, and redemption price per share     $  21.65      $  14.83      $    12.74       $   14.76
CLASS Y:
Net assets                                                          $332,744      $512,978      $  340,373       $ 505,782
Shares issued and outstanding ($0.0001 par value -
 2 billion authorized)                                                14,918        33,583          26,184          33,960
Net asset value, offering price, and redemption price per share     $  22.30      $  15.28      $    13.00       $   14.89
-----------------------------------------------------------------   --------      --------      ----------       ---------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

(32     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                           MICRO CAP     SMALL CAP       SMALL CAP     SMALL CAP
                                                                FUND     CORE FUND     GROWTH FUND    VALUE FUND
                                                          ----------   -----------   -------------   -----------
INVESTMENT INCOME:
Interest                                                   $    391     $    440       $     252      $    435
Dividends                                                       213          510             212         2,308
Securities lending                                               86           75              95            40
Other                                                           168           37             118           210
---------------------------------------------------------  --------     --------       ---------      --------
TOTAL INVESTMENT INCOME                                         858        1,062             677         2,993
=========================================================  ========     ========       =========      ========
EXPENSES:
Investment advisory fees                                      2,644        1,517           1,412         1,777
Administrator and fund accounting fees                          437          505             467           584
Transfer agent fees and expenses                                 90           81             117           116
Custodian fees                                                   19           22              20            25
Directors' fees                                                   1            1               1             1
Registration fees                                                17           15              15            21
Professional fees                                                 3            4               6             7
Printing                                                          7            8               7            13
Distribution and shareholder servicing fees - Class A            77           29              44            41
Distribution and shareholder servicing fees - Class B            24           14              29            69
Distribution and shareholder servicing fees - Class C            --            2              36            26
Shareholder servicing fees - Class S                              3            8              --            --
Other                                                             2            3               6             3
---------------------------------------------------------  --------     --------       ---------      --------
TOTAL EXPENSES                                                3,324        2,209           2,160         2,683
=========================================================  ========     ========       =========      ========
Less: Waiver of expenses                                        (46)         (72)            (74)          (57)
---------------------------------------------------------  --------     --------       ---------      --------
TOTAL NET EXPENSES                                            3,278        2,137           2,086         2,626
=========================================================  ========     ========       =========      ========
INVESTMENT INCOME (LOSS) - NET                               (2,420)      (1,075)         (1,409)          367
=========================================================  ========     ========       =========      ========
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS - NET:
Net realized gain (loss) on investments                       1,336       30,635         (28,193)       24,198
Net change in unrealized appreciation or depreciation of
 investments                                                 91,224       85,751          77,692       103,107
---------------------------------------------------------  --------     --------       ---------      --------
NET GAIN ON INVESTMENTS                                      92,560      116,386          49,499       127,305
=========================================================  ========     ========       =========      ========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 90,140     $115,311       $  48,090      $127,672
=========================================================  ========     ========       =========      ========

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       33)

STATEMENTS OF Changes IN Net Assets in thousands

                                                                               MICRO CAP                                  SMALL CAP
                                                                                    FUND                                  CORE FUND
                                                             ---------------------------    ---------------------------------------
                                                                   10/1/01       11/1/00       10/1/01       11/1/00        12/1/99
                                                                        to            to            to            to             to
                                                                   3/31/02       9/30/01       3/31/02       9/30/01       10/31/00
                                                             -------------    ----------    -----------   ----------    -----------
                                                               (unaudited)
OPERATIONS:
Investment income (loss) - net                                   $  (2,420)    $  (2,158)    $  (1,075)    $     (40)    $     346
Net realized gain (loss) on investments                              1,336        (7,340)       30,635        22,966        31,087
Net realized gain on futures                                            --           307            --           207            --
Net realized (loss) on options written                                  --          (619)           --            --            --
Net change in unrealized appreciation or depreciation of
 investments                                                        91,224       (78,259)       85,751       (58,688)        5,810
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets resulting from
 operations                                                         90,140       (88,069)      115,311       (35,555)       37,243
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (3):
  Class A                                                               --            --            --            --            (4)
  Class B                                                               --            --            --            --            --
  Class C                                                               --            --            --            --            --
  Class S                                                               --            --            --            --            (2)
  Class Y                                                               --            --            --           (64)         (270)
Net realized gain on investments (4):
  Class A                                                              (75)      (11,961)       (1,300)       (1,982)         (170)
  Class B                                                               (5)         (628)         (158)         (295)          (21)
  Class C                                                               --            --            --            --            --
  Class S                                                               (3)           --          (450)         (947)          (49)
  Class Y                                                             (373)      (92,209)      (21,687)      (27,758)       (2,115)
Tax return of capital:
  Class A                                                               --            --            --            --            --
  Class B                                                               --            --            --            --            --
  Class C                                                               --            --            --            --            --
  Class Y                                                               --            --            --            --            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Total distributions                                                   (456)     (104,798)      (23,595)      (31,046)       (2,631)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                               45,784        37,275        14,662        14,407           408
  Reinvestment of distributions                                         74        11,494         1,252         1,889           166
  Payments for redemptions                                         (30,971)      (22,539)       (2,409)      (14,993)       (2,170)
  Shares issued in connection with the acquisition of Fund
   net assets                                                           --            --            --        10,478            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class A transactions         14,887        26,230        13,505        11,781        (1,596)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class B
  Proceeds from sales                                                2,323         2,299         1,783         1,125           150
  Reinvestment of distributions                                          5           595           151           282            20
  Payments for redemptions                                            (143)         (357)         (365)         (562)         (206)
  Shares issued in connection with the acquisition of Fund
   net assets                                                           --            --            --           389            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class B transactions          2,185         2,537         1,569         1,234           (36)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class C
  Proceeds from sales                                                  319             1         1,608            --            --
  Reinvestment of distributions                                         --            --            --            --            --
  Payments for redemptions                                             (98)           --            (1)           --            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase in net assets from Class C transactions                       221             1         1,607            --            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class S (2)
  Proceeds from sales                                                  791         2,652         3,983         1,896         4,408
  Reinvestment of distributions                                          3            --           414           866            51
  Payments for redemptions                                            (570)         (145)       (1,637)       (2,003)       (3,229)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase in net assets from Class S transactions                       224         2,507         2,760           759         1,230
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Class Y (2)
  Proceeds from sales                                               22,936        68,057       140,053       117,240        16,703
  Reinvestment of distributions                                        335        84,908        17,900        22,377         1,996
  Payments for redemptions                                         (30,828)      (42,992)      (21,212)     (109,605)      (27,051)
  Shares issued in connection with the acquisition of Fund
   net assets                                                           --            --            --       187,640            --
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from Class Y transactions         (7,557)      109,973       136,741       217,652        (8,352)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Increase (decrease) in net assets from capital share
 transactions                                                        9,960       141,248       156,182       231,426        (8,754)
-------------------------------------------------------------    ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                             99,644       (51,619)      247,898       164,825        25,858
NET ASSETS AT BEGINNING OF PERIOD                                  316,529       368,148       314,753       149,928       124,070
=============================================================    =========     =========     =========     =========     =========
NET ASSETS AT END OF PERIOD                                      $ 416,173     $ 316,529     $ 562,651     $ 314,753     $ 149,928
=============================================================    =========     =========     =========     =========     =========
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD        $  (2,423)    $      (3)    $  (1,078)    $      (3)    $      48
=============================================================    =========     =========     =========     =========     =========

(1) See Note 4 in the notes to the financial statements for additional information.
(2) On September 24, 2001, Class Y and Institutional Class of Micro Cap and Small Cap Core Funds were redesignated as Class S and Class Y, respectively.
(3) Includes distributions in excess of net investment income of $297 and $64 for the period ended September 30, 2001, for Small Cap Value and Small Cap Core Funds, respectively.
(4) Includes distributions in excess of net realized gains of $989 and $2,502 for the period ended September 30, 2001, for Micro Cap and Small Cap Growth Funds, respectively.

The accompanying notes are an integral part of the financial statements.

(34     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                  SMALL CAP                           SMALL CAP
                GROWTH FUND                          VALUE FUND
---------------------------  ----------------------------------
      10/1/01       10/1/00            10/1/01          10/1/00
           to            to                 to               to
      3/31/02       9/30/01            3/31/02          9/30/01
-------------  ------------  -----------------  ---------------
   (unaudited)                      (unaudited)
  $    (1,409)      $   (1,568)    $       367        $   1,655
      (28,193)         (68,972)         24,198           74,818
           --               --              --               --
           --               --              --               --

       77,692         (172,542)        103,107         (111,001)
  -----------       ----------     -----------        ----------

       48,090         (243,082)        127,672          (34,528)
  -----------       ----------     -----------        ----------

           --               --              (9)            (109)
           --               --              --               (1)
           --               --              --               (1)
           --               --              --               --
           --               --            (232)          (2,125)

           --          (10,305)         (4,965)          (5,677)
           --           (1,633)         (1,857)          (2,179)
           --           (1,503)           (687)            (181)
           --               --              --               --
           --          (81,507)        (60,233)         (66,578)

           --             (271)             --               --
           --              (43)             --               --
           --              (40)             --               --
           --           (2,148)             --               --
  -----------       ----------     -------------      -----------
           --          (97,450)        (67,983)         (76,851)
  -----------       ----------     -------------      -----------

       10,381           47,615           7,659           11,354
           --           10,189           4,903            5,639
      (10,777)         (49,298)        (16,870)         (10,252)

           --               --              --               --
  -----------       ----------     -------------      -----------
         (396)           8,506          (4,308)           6,741
  -----------       ----------     -------------      -----------

          738            1,463           1,165            1,999
           --            1,656           1,829            2,146
         (367)          (1,233)         (1,083)          (2,275)

           --               --              --               --
  -----------       ----------     -------------      -----------
          371            1,886           1,911            1,870
  -----------       ----------     -------------      -----------

          962            4,139             771            4,274
           --            1,542             680              179
         (709)          (1,831)           (482)            (311)
  -----------       ----------     -------------      -----------
          253            3,850             969            4,142
  -----------       ----------     -------------      -----------

           39               --             349               --
           --               --              --               --
           (9)              --              --               --
  --------------    ----------     -------------      -----------
           30               --             349               --
  -------------     ----------     -------------      -----------

       44,778          210,902          63,482          177,439
           --           53,055          50,436           54,016
      (77,815)        (116,218)        (96,246)        (130,010)

           --               --              --               --
  -------------     ----------     -------------      -----------
      (33,037)         147,739          17,672          101,445
  -------------     ----------     -------------      -----------

      (32,779)         161,981          16,593          114,198
  -------------     ----------     -------------      -----------
       15,311         (178,551)         76,282            2,819
      374,217          552,768         485,328          482,509
  =============     ==========     =============      ===========
  $   389,528       $  374,217     $   561,610        $ 485,328
  =============     ==========     =============      ===========
  $    (1,409)      $       --     $       126        $      --
  =============     ==========     =============      ===========

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       35)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                             REALIZED AND
                   NET ASSET                   UNREALIZED     DIVIDENDS
                       VALUE           NET          GAINS      FROM NET   DISTRIBUTIONS
                   BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                   OF PERIOD        (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                 -----------  ------------  -------------  ------------  --------------
MICRO CAP FUND (2)
Class A
 2002 (7) (10)    $  16.89      $ (0.15)       $  4.93       $    --        $ (0.03)
 2001 (3) (7)        31.26        (0.17)         (5.20)           --          (9.00)
 2000 (7)            21.80        (0.40)         15.99            --          (6.13)
 1999                12.38        (0.26)          9.71            --          (0.03)
 1998 (7)            17.47        (0.25)         (3.17)           --          (1.67)
 1997                16.16        (0.18)          4.24            --          (2.75)
Class B
 2002 (7) (10)    $  16.44      $ (0.22)       $  4.80       $    --        $ (0.03)
 2001 (3) (7)        30.84        (0.31)         (5.09)           --          (9.00)
 2000 (7)            21.69        (0.61)         15.89            --          (6.13)
 1999 (6) (7)        13.74        (0.30)          8.25            --             --
Class C
 2002 (7) (10)    $  16.90      $ (0.22)       $  4.93       $    --        $ (0.03)
 2001 (5) (7)        16.34           --           0.56            --             --
Class S
 2002 (7) (10)    $  16.89      $ (0.15)       $  4.94       $    --        $ (0.03)
 2001 (4) (7)        20.01        (0.19)         (2.93)           --             --
Class Y
 2002 (7) (10)    $  17.38      $ (0.13)       $  5.08       $    --        $ (0.03)
 2001 (3) (7)        31.83        (0.12)         (5.33)           --          (9.00)
 2000                22.06        (0.31)         16.21            --          (6.13)
 1999                12.49        (0.19)          9.79            --          (0.03)
 1998                17.57        (0.22)         (3.19)           --          (1.67)
 1997                16.20        (0.15)          4.27            --          (2.75)
--------          --------      -------        -------       -------        -------

SMALL CAP CORE FUND (9)
Class A
 2002 (7) (10)    $  11.97      $ (0.05)       $  3.83       $    --        $ (0.89)
 2001 (3) (7)        17.60        (0.03)         (1.89)           --          (3.71)
 2000 (7) (8)        13.84        (0.10)          4.13         (0.01)         (0.26)
 1999 (7)            11.86        (0.07)          2.10            --          (0.05)
 1998                15.03        (0.06)         (1.89)           --          (1.22)
 1997                13.40        (0.05)          2.50            --          (0.82)
Class B
 2002 (7) (10)    $  11.28      $ (0.10)       $  3.60       $    --        $ (0.89)
 2001 (3) (7)        16.90        (0.12)         (1.79)           --          (3.71)
 2000 (7) (8)        13.38        (0.13)          3.92            --          (0.27)
 1999 (7)            11.53        (0.16)          2.06            --          (0.05)
 1998                14.74        (0.14)         (1.85)           --          (1.22)
 1997                13.24        (0.13)          2.45            --          (0.82)
Class C
 2002 (7) (10)    $  11.97      $ (0.11)       $  3.85       $    --        $ (0.89)
 2001 (5) (7)        11.72           --           0.25            --             --
Class S
 2002 (7) (10)    $  11.94      $ (0.05)       $  3.83       $    --        $ (0.89)
 2001 (3) (7)        17.55        (0.01)         (1.89)           --          (3.71)
 2000 (7) (8)        13.80        (0.01)          4.03         (0.01)         (0.26)
 1999 (7)            11.82        (0.07)          2.10            --          (0.05)
 1998                14.98        (0.07)         (1.87)           --          (1.22)
 1997                13.36        (0.04)          2.48            --          (0.82)
Class Y
 2002 (7) (10)    $  12.26      $ (0.03)       $  3.94       $    --        $ (0.89)
 2001 (3) (7)        17.92         0.00          (1.95)           --          (3.71)
 2000 (7) (8)        14.07         0.05           4.10         (0.03)         (0.27)
 1999 (7)            12.02        (0.03)          2.13            --          (0.05)
 1998                15.17        (0.02)         (1.91)           --          (1.22)
 1997                13.49         0.01           2.50         (0.01)         (0.82)
--------          --------      -------        -------       -------        -------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2) The financial highlights for the Micro Cap Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Micro Cap Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Micro Cap Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  Per share data calculated using average shares outstanding method.
(8) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) The financial highlights for Small Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Small Cap Core Fund were exchanged for Class A shares of the First American Small Cap Core Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(10) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(36     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                             RATIO OF NET
                                                                                 RATIO OF      INVESTMENT
                                                              RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
      PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  --------------  ----------
  $  21.64        28.29%       $ 73,950          1.93%           (1.50)%         1.95%          (1.52)%         62%
     16.89       (21.51)         45,233          1.93            (0.91)          1.99           (0.97)         125
     31.26        87.43          43,031          1.96            (1.31)          1.96           (1.31)         179
     21.80        76.54          21,988          2.01            (1.43)          2.02           (1.44)         200
     12.38       (21.71)         12,419          1.99            (1.63)          2.06           (1.70)         136
     17.47        29.78          16,793          1.95            (1.45)          2.03           (1.53)         158

  $  20.99        27.84%       $  6,336          2.68%           (2.24)%         2.70%          (2.26)%         62%
     16.44       (22.07)          3,165          2.68            (1.68)          2.74           (1.74)         125
     30.84        86.13           2,136          2.71            (2.06)          2.71           (2.06)         179
     21.69        57.86             140          2.78            (2.36)          2.78           (2.36)         200

  $  21.58        27.86%       $    235          2.68%            2.20%          2.70%           2.22%          62%
     16.90         3.43               1          1.63            (0.41)          1.76           (0.54)         125

  $  21.65        28.35%       $  2,908          1.93%           (1.50)%         1.95%          (1.52)%         62%
     16.89       (15.59)          2,014          1.94            (1.06)          2.00           (1.12)         125

  $  22.30        28.47%       $332,744          1.68%           (1.25)%         1.70%          (1.27)%         62%
     17.38       (21.35)        266,115          1.68            (0.64)          1.74           (0.70)         125
     31.83        87.90         322,981          1.71            (1.06)          1.71           (1.06)         179
     22.06        77.06         150,898          1.76            (1.18)          1.77           (1.19)         200
     12.49       (21.51)         72,696          1.74            (1.38)          1.81           (1.45)         136
     17.57        30.12         103,840          1.70            (1.20)          1.78           (1.28)         158
  --------       ------        --------          ----            -----           ----           -----          ---

  $  14.86        32.80%       $ 36,009          1.21%           (0.75)%         1.24%          (0.78)%         83%
     11.97       (12.63)         17,351          1.19            (0.24)          1.22           (0.27)         204
     17.60        29.65           9,538          1.28            (0.01)          1.39           (0.12)          91
     13.84        17.21           8,885          1.26            (0.57)          1.36           (0.67)          72
     11.86       (14.19)         11,601          1.25            (0.45)          1.35           (0.55)          70
     15.03        19.45          14,213          1.25            (0.29)          1.35           (0.39)          80

  $  13.89        32.29%       $  4,110          1.96%           (1.51)%         1.99%          (1.54)%         83%
     11.28       (13.21)          1,979          1.93            (0.99)          1.97           (1.03)         204
     16.90        28.81           1,331          1.98            (0.71)          2.09           (0.82)          91
     13.38        16.57           1,094          1.96            (1.27)          2.06           (1.37)          72
     11.53       (14.79)          1,286          1.95            (1.15)          2.05           (1.25)          70
     14.74        18.62           1,503          1.95            (0.99)          2.05           (1.09)          80

  $  14.82        32.45%       $  1,701          1.96%           (1.53)%         1.99%          (1.56)%         83%
     11.97         2.13              --          0.00             0.00           0.00            0.00          204

  $  14.83        32.88%       $  7,853          1.21%           (0.75)%         1.24%          (0.78)%         83%
     11.94       (12.52)          3,721          1.07            (0.05)          1.14           (0.12)         204
     17.55        29.67           4,442          1.28            (0.01)          1.39           (0.12)          91
     13.80        17.27           2,448          1.26            (0.59)          1.36           (0.69)          72
     11.82       (14.17)         25,037          1.25            (0.45)          1.35           (0.55)          70
     14.98        19.41          34,395          1.25            (0.29)          1.35           (0.39)          80

  $  15.28        33.09%       $512,978          0.96%           (0.50)%         0.99%          (0.53)%         83%
     12.26       (12.49)        291,706          0.93             0.01           0.96           (0.02)         204
     17.92        30.01         134,617          0.98             0.29           1.39           (0.12)          91
     14.07        17.57         111,643          0.96            (0.26)          1.36           (0.66)          72
     12.02       (13.90)        129,591          0.95            (0.16)          1.35           (0.56)          70
     15.17        19.77         211,643          0.95             0.01           1.35           (0.39)          80
  --------       ------        --------          ----            -----           ----           -----          ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       37)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                             REALIZED AND
                   NET ASSET                   UNREALIZED     DIVIDENDS
                       VALUE           NET          GAINS      FROM NET   DISTRIBUTIONS
                   BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                   OF PERIOD        (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                 -----------  ------------  -------------  ------------  --------------
SMALL CAP GROWTH FUND (8)
Class A
 2002 (7) (13)    $  11.28      $ (0.06)       $  1.51       $    --        $    --
 2001 (7)            24.47        (0.08)         (8.55)           --          (4.46)
 2000                16.77        (0.12)          9.89            --          (2.07)
 1999                11.90        (0.06)          4.95            --          (0.02)
 1998                17.41        (0.09)         (2.67)           --          (2.64)
 1997                17.11        (0.16)          5.66         (0.04)         (5.16)
Class B
 2002 (7) (13)    $  10.44      $ (0.10)       $  1.40       $    --        $    --
 2001 (7)            23.17        (0.19)         (7.98)           --          (4.47)
 2000                16.07        (0.23)          9.40            --          (2.07)
 1999                11.50        (0.14)          4.73            --          (0.02)
 1998 (9)            13.74        (0.02)         (2.22)           --             --
Class C
 2002 (7) (13)    $  11.02      $ (0.10)       $  1.48       $    --        $    --
 2001 (7)            24.17        (0.20)         (8.39)           --          (4.49)
 2000                16.68        (0.13)          9.69            --          (2.07)
 1999 (5)            15.48        (0.08)          1.28            --             --
Class S
 2002 (7) (13)    $  11.28      $ (0.05)       $  1.51       $    --        $    --
 2001 (6) (7)        11.17           --           0.11            --             --
Class Y
 2002 (7) (13)    $  11.50      $ (0.04)       $  1.54       $    --        $    --
 2001 (7)            24.79        (0.04)         (8.69)           --          (4.49)
 2000                16.92        (0.06)         10.00            --          (2.07)
 1999                11.98        (0.02)          4.98            --          (0.02)
 1998 (9)            14.29           --          (2.31)           --             --
---------         --------      -------        -------       -------        -------

SMALL CAP VALUE FUND (12)
Class A
 2002 (7) (13)    $  13.40      $ (0.01)       $  3.36       $    --        $ (1.99)
 2001 (7)            17.09         0.02          (0.97)        (0.05)         (2.69)
 2000                13.94        (0.01)          3.23            --          (0.07)
 1999                13.58         0.01           1.47         (0.01)         (1.11)
 1998 (1)            18.20         0.04          (3.38)        (0.01)         (1.27)
 1997 (2)            17.86        (0.03)          0.37            --             --
 1997                13.95         0.01           5.43         (0.01)         (1.52)
Class B
 2002 (7) (13)    $  13.01      $ (0.05)       $  3.24       $    --        $ (1.99)
 2001 (7)            16.76        (0.09)         (0.97)           --          (2.69)
 2000                13.77        (0.09)          3.15            --          (0.07)
 1999                13.53         0.02           1.33            --          (1.11)
 1998 (1)            18.23         0.01          (3.43)        (0.01)         (1.27)
 1997 (3) (4)        18.22           --           0.01            --             --
Class C
 2002 (7) (13)    $  13.13      $ (0.05)       $  3.27       $    --        $ (1.99)
 2001 (7)            16.88        (0.10)         (0.95)        (0.01)         (2.69)
 2000                13.87        (0.06)          3.14            --          (0.07)
 1999 (5)            13.48         0.01           0.38            --             --
Class S
 2002 (7) (13)    $  13.40      $  0.01        $  3.34       $    --        $ (1.99)
 2001 (6) (7)        12.84           --           0.56            --             --
Class Y
 2002 (7) (13)    $  13.48      $  0.01        $  3.39       $    --        $ (1.99)
 2001 (7)            17.19         0.06          (1.00)        (0.08)         (2.69)
 2000                13.98         0.02           3.26            --          (0.07)
 1999                13.60         0.01           1.50         (0.02)         (1.11)
 1998 (1)            18.23         0.06          (3.38)        (0.04)         (1.27)
 1997 (2)            17.87        (0.01)          0.37            --             --
 1997 (10)           13.96         0.04           5.43         (0.04)         (1.52)
---------         --------      -------        -------       -------        -------

(1) Effective in 1998, the Fund's fiscal year end was changed from November 30 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Effective in 1997, the Fund's fiscal year end was changed from July 31 to November 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares have been offered since November 24, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the period November 24, 1997 to November 30, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7)  Per share data calculated using average shares outstanding method.
(8) Historical per-share data amounts have been adjusted to reflect the conversion ratios utilized for the reorganization of the FAIF Small Cap Growth Fund and Piper Small Company Growth Fund, that occurred on July 31, 1998. Piper Small Company Growth Fund is the financial reporting survivor. Therefore, the financial highlights for the Small Cap Growth Fund represent the financial highlights information of the former Piper Small Company Growth Fund. On July 31, 1998, the Fund's advisor changed from Piper Capital Management, Incorporated to U.S. Bank National Association.
(9) Class of shares have been offered since July 31, 1998. There is no historical information for these classes of Piper Small Company Growth Fund prior to the reorganization on July 31, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) For the period ended July 31.
(11) Total return does not reflect sales charges. Total return would have been lower had certain expenses been waived.
(12) The financial highlights for Small Cap Value Fund as set forth herein include the historical financial highlights of the Qualivest Small Companies Fund Class A and Class Y shares. The assets of the Qualivest Small Companies Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, (i) Class A and Class C shares of the Qualivest Small Companies Fund were exchanged for Class A shares of Small Cap Value Fund; and (ii) Qualivest Class Y shares were exchanged for Class Y shares of Small Cap Value Fund.
(13) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(38     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                                         RATIO OF NET
                                                                                              RATIO OF     INVESTMENT
                                                                            RATIO OF NET   EXPENSES TO  INCOME (LOSS)
   DISTRIBUTIONS   NET ASSET                                    RATIO OF      INVESTMENT       AVERAGE     TO AVERAGE
            FROM       VALUE                   NET ASSETS    EXPENSES TO   INCOME (LOSS)    NET ASSETS     NET ASSETS  PORTFOLIO
       RETURN OF      END OF         TOTAL         END OF        AVERAGE      TO AVERAGE    (EXCLUDING     (EXCLUDING   TURNOVER
         CAPITAL      PERIOD   RETURN (11)   PERIOD (000)     NET ASSETS      NET ASSETS      WAIVERS)       WAIVERS)       RATE
 --------------- ----------- ------------- --------------  ------------- --------------- ------------- -------------- ----------
    $     --      $  12.73        12.85%      $ 35,700         1.23%          (0.91)%          1.27%         (0.95)%       150%
       (0.10)        11.28       (41.71)        31,913         1.15           (0.51)           1.15          (0.51)        265
          --         24.47        62.07         57,148         1.14           (0.57)           1.14          (0.57)        230
          --         16.77        41.11         32,203         1.14           (0.39)           1.15          (0.40)        110
       (0.11)        11.90       (18.66)        28,252         1.29           (0.61)           1.43          (0.75)         92
          --         17.41        45.66         35,647         1.34           (0.75)           1.98          (1.39)        109

    $     --      $  11.74        12.45%      $  6,000         1.98%          (1.66)%          2.02%         (1.70)%       150%
       (0.09)        10.44       (42.14)         5,009         1.90           (1.27)           1.90          (1.27)        265
          --         23.17        60.95          8,440         1.89           (1.30)           1.89          (1.30)        230
          --         16.07        39.92          2,217         1.90           (1.16)           1.91          (1.17)        110
          --         11.50       (16.30)         1,104         1.90           (1.20)           1.90          (1.20)         92

    $     --      $  12.40        12.52%      $  7,424         1.98%          (1.66)%          2.02%         (1.70)%       150%
       (0.07)        11.02       (42.14)         6,378         1.90           (1.28)           1.90          (1.28)        265
          --         24.17        61.06          8,205         1.89           (1.28)           1.89          (1.28)        230
          --         16.68         7.75            309         1.90           (1.18)           1.91          (1.19)        110

    $     --      $  12.74        12.94%      $     31         1.23%          (0.87)%          1.27%         (0.91)%       150%
          --         11.28         0.98             --         0.00            0.00            0.00           0.00         265

    $     --      $  13.00        13.04%      $340,373         0.98%          (0.66)%          1.02%         (0.70)%       150%
       (0.07)        11.50       (41.55)       330,917         0.90           (0.28)           0.90          (0.28)        265
          --         24.79        62.58        478,975         0.89           (0.30)           0.89          (0.30)        230
          --         16.92        41.42        248,679         0.90           (0.16)           0.91          (0.17)        110
          --         11.98       (16.17)       113,874         0.90           (0.20)           0.90          (0.20)         92
    --------      --------       ------       --------         ----           -----            ----          -----         ---

    $     --      $  14.76        28.21%      $ 33,495         1.23%          (0.08)%          1.25%         (0.10)%        17%
          --         13.40        (6.36)        34,292         1.15            0.11            1.15           0.11          53
          --         17.09        23.19         35,858         1.14           (0.13)           1.16          (0.15)         73
          --         13.94        11.12         11,567         1.14           (0.17)           1.14          (0.17)         44
          --         13.58       (19.48)        13,551         1.13            0.15            1.13           0.15          21
          --         18.20         1.90         19,194         1.37           (0.38)           1.37          (0.38)          3
          --         17.86        41.71         22,429         1.31            0.01            1.31           0.01          29

    $     --      $  14.21        27.74%      $ 15,833         1.98%          (0.83)%          2.00%         (0.85)%        17%
          --         13.01        (7.24)        12,392         1.90           (0.64)           1.90          (0.64)         53
          --         16.76        22.31         13,646         1.88           (0.89)           1.90          (0.91)         73
          --         13.77        10.16          1,005         1.89           (0.93)           1.89          (0.93)         44
          --         13.53       (19.91)           618         1.88           (0.53)           1.88          (0.53)         21
          --         18.23         0.05              1         1.90           (1.53)           1.90          (1.53)          3

    $     --      $  14.36        27.72%      $  6,117         1.98%          (0.82)%          2.00%         (0.84)%        17%
          --         13.13        (7.08)         4,547         1.90           (0.65)           1.90          (0.65)         53
          --         16.88        22.29          1,099         1.88           (0.84)           1.91          (0.87)         73
          --         13.87         2.89            116         1.89           (1.04)           1.89          (1.04)         44

    $     --      $  14.76        28.21%      $    383         1.23%           0.08%           1.25%          0.06%         17%
          --         13.40         4.36             --         0.00            0.00            0.00           0.00          53

    $     --      $  14.89        28.45%      $505,782         0.98%           0.17%           1.00%          0.15%         17%
          --         13.48        (6.25)       434,097         0.90            0.37            0.90           0.37          53
          --         17.19        23.56        431,906         0.89            0.11            0.91           0.09          73
          --         13.98        11.36        319,752         0.89            0.08            0.89           0.08          44
          --         13.60       (19.31)       367,035         0.88            0.40            0.88           0.40          21
          --         18.23         2.01        461,046         1.06           (0.06)           1.06          (0.06)          3
          --         17.87        41.96        449,988         1.06            0.25            1.06           0.25          29
    --------      --------       ------       --------         ----           -----            ----          -----         ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       39)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

MID CAP CORE FUND

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 94.1%
CONSUMER DISCRETIONARY - 15.8%
Abercrombie & Fitch*                                  70,025          $ 2,157
Advanced Auto Parts*                                  39,900            1,835
American Eagle Outfitters*                            45,100            1,117
Autoliv                                               94,200            2,283
Barnes & Noble*                                       52,280            1,620
Black & Decker                                        37,600            1,750
Borders Group*                                       128,900            3,082
Brinker International*                                68,900            2,233
Catalina Marketing, Cl C*                             42,400            1,548
CDW Computer Centers*                                179,730            9,048
Charter Communications*                               77,560              876
Claire's Stores                                       87,100            1,697
Coach*                                                26,200            1,329
Copart*                                               99,200            1,780
Dollar General                                       515,550            8,393
Dollar Tree Stores*                                  107,000            3,511
Dow Jones & Company                                   66,000            3,842
Entercom Communications*                              30,700            1,684
Federal Signal                                       114,330            2,712
Fortune Brands                                        27,500            1,358
Fox Entertainment Group*                             119,500            2,826
Furniture Brands International*                       45,700            1,666
GTECH Holdings*                                       41,800            2,038
Hilton Hotels                                        123,600            1,767
Lear*                                                 50,245            2,392
Macrovision*                                          71,050            1,893
Mandalay Resort Group*                                53,900            1,655
Metro-Goldwyn-Mayer*                                 102,100            1,697
MGM Mirage*                                           42,425            1,537
Mohawk Industries*                                    38,800            2,331
Park Place Entertainment*                            195,900            2,067
Reader's Digest Association, Cl A                     14,300              320
Ross Stores                                           57,000            2,156
Ruby Tuesday                                          79,000            1,837
Scholastic*                                          202,035           10,948
Starwood Hotels & Resorts Worldwide                   59,500            2,238
USA Networks*                                        177,900            5,652
Washington Post, Cl B                                  6,745            4,094
Westwood One*                                        164,200            6,297
                                                                      --------
                                                                      109,266
                                                                      --------
CONSUMER STAPLES - 2.8%
Bunge Limited                                        177,700            3,847
Dreyer's Grand Ice Cream                              17,000              700
Hormel Foods                                          92,500            2,530
McCormick & Company                                   34,425            1,760
Pepsi Bottling                                        64,600            1,671
R.J. Reynolds Tobacco Holdings                        52,100            3,373
Smithfield Foods*                                     87,900            2,294
Tyson Foods, Cl A                                    265,775            3,317
                                                                      --------
                                                                       19,492
                                                                      --------
ENERGY - 4.1%
Equitable Resources                                  145,290            5,058
FMC Technologies*                                     47,300              943
Grant Prideco*                                        31,040              425
Hanover Compressor*                                  143,500            2,582
Ocean Energy                                         106,450            2,107
Pioneer Natural Resources*                            65,300            1,456
Pride International*                                 106,000            1,685
Smith International*                                  20,000            1,355

MID CAP CORE FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Talisman Energy                                      152,360          $ 6,359
Valero Energy                                         59,100            2,927
Weatherford International*                            67,285            3,205
                                                                      --------
                                                                       28,102
                                                                      --------
FINANCIALS - 17.5%
A.G. Edwards                                          51,300            2,256
Ambac Financial Group                                 44,427            2,624
American Financial Group                             154,680            4,442
Arthur J. Gallagher                                  314,660           10,312
Banknorth Group                                      171,370            4,516
Charter One Financial                                139,875            4,367
City National                                         57,070            3,002
Colonial BancGroup                                   107,150            1,599
Compass Bancshares                                   104,500            3,226
E*TRADE Group*                                       292,225            2,753
Eaton Vance                                           48,780            1,949
Greater Bay Bancorp                                  115,475            3,940
GreenPoint Financial                                  38,700            1,691
Hibernia, Cl A                                       125,100            2,389
Investors Financial Services                          58,100            4,418
Kinder Morgan Management*                             49,300            1,659
LaBranche*                                            41,100            1,276
Legg Mason                                            44,700            2,373
M & T Bank                                           100,400            8,069
Mercantile Bankshares                                 51,050            2,208
MGIC Investment                                       25,500            1,745
National Commerce Financial                          299,100            8,315
Nationwide Financial Services, Cl A                  118,150            5,057
Neuberger Berman                                     141,855            6,646
North Fork Bancorp                                   181,275            6,446
Ohio Casualty*                                        94,300            1,786
Old Republic International                           156,970            5,018
Principal Financial Group*                           155,700            3,939
Protective Life                                       54,295            1,693
Radian Group                                          66,175            3,248
SEI Investments                                       65,000            2,783
TCF Financial                                         64,055            3,370
The PMI Group                                         31,750            2,405
                                                                      --------
                                                                      121,520
                                                                      --------
HEALTH CARE - 12.0%
AdvancePCS*                                           32,535              979
Apogent Technologies*                                116,900            2,885
Apria Healthcare Group*                              242,220            5,937
Barr Laboratories*                                    32,800            2,159
Charles River Labaratories International*             49,600            1,538
Covance*                                              78,450            1,591
Cytec*                                                44,245            1,191
Edwards Lifesciences*                                 51,400            1,437
Express Scripts*                                      59,035            3,400
First Health Group*                                  113,145            2,730
Gilead Sciences*                                     154,900            5,575
Henry Schein*                                         43,710            1,925
ICN Pharmaceuticals                                   47,700            1,514
IDEC Pharmaceuticals*                                134,900            8,674
InterMune*                                            14,600              439
IVAX*                                                 87,150            1,399
King Pharmaceuticals*                                161,749            5,663
Laboratory Corporation of America
 Holdings*                                            38,900            3,729
Lincare Holdings*                                     85,900            2,330
Millennium Pharmaceuticals*                          110,600            2,467

The accompanying notes are an integral part of the financial statements.

(40     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Mylan Laboratories                                    49,700          $ 1,464
Omnicare                                              61,250            1,586
Perrigo*                                             197,200            2,357
Priority Healthcare, Cl B*                            55,000            1,431
Quest Diagnostics*                                    62,000            5,137
SICOR*                                                20,500              350
Triad Hospitals*                                     213,100            7,326
Universal Health Services*                           147,200            6,072
                                                                      -------
                                                                       83,285
                                                                      -------
INDUSTRIALS - 12.6%
AGCO                                                  60,100            1,371
Albany International, Cl A*                           65,450            1,983
American Standard*                                    65,200            4,613
ARAMARK, Cl B*                                       182,100            4,807
Bisys Group*                                          75,100            2,647
Career Education*                                     43,400            1,719
Corinthian Colleges*                                 106,445            5,381
CSX                                                   36,200            1,380
Cummins                                               50,200            2,371
Dun & Bradstreet*                                    100,895            4,037
Donaldson                                             39,700            1,596
DST Systems*                                         140,340            6,989
Factset Research Systems                              70,170            2,831
Fastenal                                              27,000            2,034
Kaydon                                                67,150            1,813
Kennametal                                            52,105            2,107
L-3 Communications Holdings*                          28,200            3,158
Manpower                                              48,800            1,897
Nordson                                               67,295            2,029
Northwest Airlines                                    46,100              879
Pall                                                 170,400            3,491
Pentair                                               46,845            2,107
Power-One*                                           191,800            1,569
Republic Services*                                   382,400            7,143
Southwest Airlines                                    42,000              813
SPX*                                                  28,400            4,021
Swift Transportation*                                155,300            3,404
Valassis Communication*                               55,000            2,125
Viad                                                  75,100            2,103
Watson Wyatt & Company Holdings*                      96,600            2,642
Weight Watchers International*                        36,700            1,404
Werner Enterprises                                    40,980              859
                                                                      -------
                                                                       87,323
                                                                      -------
INFORMATION TECHNOLOGY - 19.5%
Activision*                                          124,800            3,723
Adaptec*                                             102,000            1,364
Advanced Fiber Communications*                        53,200            1,021
Affiliated Computer Services, Cl A*                  101,480            5,696
Altera*                                               80,300            1,779
Amdocs*                                               59,200            1,578
ASE Test Limited*                                     66,200            1,032
ATI Technologies*                                    182,400            2,448
Atmel*                                               415,200            4,228
Acxiom*                                              232,300            3,982
Cadence Design Systems*                              163,400            3,694
Compuware*                                           159,500            2,059
Diebold                                               93,400            3,805
Electronic Arts*                                     138,500            8,421
Exar*                                                 63,705            1,308
Flextronics*                                          97,200            1,774
Harmonic*                                             78,800              914
Harris                                                49,300            1,770

MID CAP CORE FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Integrated Circuit Systems*                          127,500          $ 2,604
Integrated Device Technology*                        140,750            4,663
International Rectifier*                              44,000            1,998
Internet Security Systems*                            67,800            1,549
Intersil*                                             97,900            2,779
Jack Henry & Associates                               66,700            1,479
Keane*                                               169,200            2,885
Kronos*                                               28,700            1,348
Lam Research*                                         64,400            1,888
Lawson Software*                                     239,130            2,870
Legato Systems*                                       63,100              569
McData, Cl B*                                        140,300            1,698
Micrel*                                               23,900              602
Microchip Technology*                                120,300            5,032
National Instruments*                                 34,245            1,432
NetIQ*                                               110,600            2,412
Network Associates*                                  121,100            2,931
Newport*                                              28,700              689
Novellus Systems*                                     37,500            2,030
Overture Services*                                    59,300            1,656
Polycom*                                             309,890            7,623
Retek*                                                40,700            1,068
RF Micro Devices*                                    193,100            3,454
Semtech*                                              57,675            2,110
Storage Technology*                                   99,660            2,137
SunGard Data Systems*                                191,650            6,319
Symantec*                                            169,800            6,997
Synopsys*                                             49,600            2,736
Tech Data*                                           108,900            4,997
Vishay Intertechnology*                              193,660            3,939
                                                                      --------
                                                                      135,090
                                                                      --------
MATERIALS - 3.8%
AK Steel Holding                                     320,200            4,579
Arch Coal                                              9,600              205
Ball                                                  37,095            1,752
Bowater                                               42,805            2,132
Companhia Vale do Rio Doce*                           34,700              950
Crompton                                             175,850            2,172
Domtar                                               154,190            1,679
IMC Global                                           353,595            5,216
Olin                                                  89,000            1,673
Pactiv*                                               68,100            1,363
Rayonier                                              18,800            1,002
RPM                                                   71,100            1,106
Solutia                                               73,745              642
Sonoco Products                                       70,225            2,009
                                                                      --------
                                                                       26,480
                                                                      --------
TELECOMMUNICATION SERVICES - 0.2%
AirGate PCS*                                          93,200            1,305
                                                                      --------
UTILITIES - 5.8%
American Water Works                                  65,700            2,878
Aquila                                               248,450            6,171
Cinergy                                              123,200            4,404
Cleco                                                 73,700            1,761
Enbridge Energy Partners                              81,600            3,615
Energy East                                          113,800            2,475
Kinder Morgan                                         37,300            1,806
NiSource                                              30,000              688
Northeast Utilities                                   91,200            1,812
NSTAR                                                 21,700              984

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       41)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

MID CAP CORE FUND (CONCLUDED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
PNM Resources                                         60,250         $  1,847
Potomac Electric Power                                84,155            1,965
Questar                                               87,900            2,260
SCANA                                                 70,000            2,142
Sierra Pacific Resources                             105,540            1,593
TECO Energy                                           30,100              862
Xcel Energy                                          127,600            3,235
                                                                     --------
                                                                       40,498
                                                                     --------
TOTAL COMMON STOCKS                                                   652,361
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 6.3%
First American Prime Obligations Fund (A)         43,819,336           43,819
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                  43,819
                                                                     --------
TOTAL INVESTMENTS - 100.4%
   (Cost $601,606)                                                    696,180
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                             (2,851)
                                                                     --------
TOTAL NET ASSETS - 100.0%                                            $693,329
                                                                     --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
Cl - Class

MID CAP GROWTH FUND

DESCRIPTION                                             SHARES    VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 21.4%
Abercrombie & Fitch*                                    51,900        $ 1,599
Advanced Auto Parts*                                    58,350          2,684
Amazon.com*                                             95,800          1,370
Bed Bath & Beyond*                                      58,950          1,990
Best Buy*                                               56,800          4,499
Brinker International*                                  46,500          1,507
Catalina Marketing, Cl C*                               33,600          1,226
CDW Computer Centers*                                   36,600          1,842
Circuit City                                            77,800          1,404
Coach*                                                  39,400          1,998
D.R. Horton                                             43,150          1,627
Dana*                                                   53,700          1,153
Dollar General                                         112,900          1,838
Dollar Tree Stores*                                     65,200          2,139
Entercom Communications*                                40,350          2,214
Family Dollar Stores                                    62,400          2,091
Foot Locker*                                           114,250          1,849
Gap                                                    111,700          1,680
Gentex*                                                 41,050          1,216
Harrahs Entertainment*                                  33,450          1,480
Hilton Hotels                                          160,000          2,288
Hispanic Broadcasting*                                  32,000            932
International Game Technology*                          31,750          1,979
Interpublic Group                                       69,450          2,381
Knight-Ridder                                           30,500          2,095
Krispy Kreme Doughnuts*                                 62,150          2,539
Lamar Advertising*                                      33,700          1,369
Mattel                                                  73,150          1,524
MGM MIRAGE*                                             43,250          1,567
Mohawk Industries*                                      29,700          1,785
Office Depot*                                          116,950          2,321
Ross Stores                                             49,250          1,863
Starbucks*                                             120,600          2,789
Talbots                                                 51,750          1,832
Tiffany & Company                                       66,900          2,378
TJX                                                     49,750          1,990
TMP Worldwide*                                          47,700          1,644
Univision Communications*                               72,450          3,043
USA Networks*                                           43,550          1,384
Westwood One*                                           90,200          3,459
                                                                      -------
                                                                       78,568
                                                                      -------
CONSUMER STAPLES - 0.5%
Smithfield Foods*                                       75,900          1,981
                                                                      -------
ENERGY - 5.3%
BJ Services*                                            41,200          1,420
Cooper Cameron*                                         18,800            961
ENSCO International                                     65,100          1,962
EOG Resources                                           41,050          1,665
Grant Prideco*                                          85,850          1,174
Nabors Industries*                                      44,500          1,880
National-Oilwell*                                       78,950          2,000
Noble Drilling*                                         36,450          1,509
Patterson-UTI Energy*                                   40,300          1,199
Smith International*                                    19,700          1,335
Weatherford International*                              28,250          1,346
XTO Energy                                             144,450          2,896
                                                                      -------
                                                                       19,347
                                                                      -------

The accompanying notes are an integral part of the financial statements.

(42     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                             SHARES    VALUE (000)
-----------------------------------------------------------------------------
FINANCIALS - 6.6%
ACE                                                     31,950        $ 1,332
AmeriCredit*                                            51,300          1,949
Arthur J. Gallagher                                     45,950          1,506
Commerce Bancorp                                        30,850          1,385
Dime Bancorp*                                          226,300             29
E*TRADE Group*                                         186,550          1,757
Eaton Vance                                             34,550          1,380
Investors Financial Services                            15,600          1,186
Legg Mason                                              28,350          1,505
MGIC Investment                                         29,200          1,998
SEI Investments                                         35,850          1,535
Stilwell Financial                                      33,650            824
Synovus Financial                                       78,050          2,379
TCF Financial                                           34,710          1,826
USA Education                                           36,300          3,550
                                                                      -------
                                                                       24,141
                                                                      -------
HEALTH CARE - 20.7%
AdvancePCS*                                             65,350          1,966
Allergan                                                21,950          1,419
AmerisourceBergen*                                      38,850          2,653
Andrx Group*                                            33,850          1,284
Applera - Applied Biosystems Group                      78,950          1,765
Beckman Coulter                                         47,050          2,403
Biogen*                                                 33,900          1,663
Biomet                                                 110,450          2,989
Boston Scientific*                                      73,650          1,848
Caremark Rx*                                           133,300          2,599
Celgene*                                                62,550          1,548
Cephalon*                                               42,750          2,693
Enzon*                                                  16,800            744
Express Scripts*                                        29,250          1,685
Genzyme                                                 28,950          1,264
Gilead Sciences*                                       101,600          3,657
Guidant*                                               130,500          5,653
Health Management Associates, Cl A*                     99,100          2,054
Human Genome Sciences*                                  51,000          1,111
IDEC Pharmaceuticals*                                   57,050          3,668
ImClone Systems*                                        42,800          1,054
Invitrogen*                                             38,900          1,335
King Pharmaceuticals*                                  114,798          4,019
Laboratory Corporation of America Holdings*             26,750          2,564
McKesson HBOC                                           35,400          1,325
Medimmune*                                             109,550          4,309
Millennium Pharmaceuticals*                             85,550          1,909
Myriad Genetics*                                        25,850            866
Protein Design Labs*                                    73,650          1,262
Quest Diagnostics*                                      26,550          2,200
SICOR*                                                  60,650          1,036
St. Jude Medical*                                       36,000          2,777
Stryker                                                 61,850          3,731
Triad Hospitals*                                           800             28
Varian Medical Systems*                                 66,900          2,736
                                                                      -------
                                                                       75,817
                                                                      -------
INDUSTRIALS - 9.3%
Apollo Group*                                           26,200          1,403
Avery Dennison                                          40,800          2,490
Certegy*                                                26,875          1,067
CheckFree*                                              83,000          1,272
ChoicePoint*                                            34,100          1,964
Convergys*                                              82,150          2,429
Cummins                                                 41,250          1,948

MID CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                             SHARES    VALUE (000)
-----------------------------------------------------------------------------
Danaher                                                 21,000        $ 1,491
Delta Air Lines                                         43,200          1,414
DeVry*                                                  47,950          1,445
DST Systems*                                            33,750          1,681
Fiserv*                                                 84,750          3,898
L-3 Communications Holdings*                            15,750          1,764
Robert Half International*                              73,150          2,159
Sabre Group Holdings, Cl A*                             59,400          2,775
Skywest                                                 41,500          1,035
SPX*                                                    12,550          1,777
Swift Transportation*                                   56,550          1,240
United Defense Industries*                              32,450            870
                                                                      -------
                                                                       34,122
                                                                      -------
INFORMATION TECHNOLOGY - 33.9%
Adaptec*                                               140,450          1,878
Adobe Systems                                           49,700          2,002
Advanced Micro Devices*                                123,400          1,815
Affiliated Computer Services, Cl A*                     56,650          3,180
Altera*                                                151,150          3,306
Amdocs*                                                 56,100          1,495
Amkor Technology*                                       71,900          1,604
Amphenol, Cl A                                          23,250          1,088
Applied Micro Circuits*                                162,400          1,299
Arrow Electronics*                                      51,250          1,433
ASML Holding N.V.*                                      63,250          1,605
ATI Technologies*                                      175,900          2,357
Atmel*                                                 192,650          1,953
Autodesk                                                30,000          1,401
Axcelis Technologies*                                   85,200          1,218
Broadcom*                                               73,300          2,631
Brocade Communications Systems*                         82,250          2,221
Cadence Design Systems*                                 57,300          1,296
Cognos*                                                 58,600          1,609
Conexant Systems*                                      246,000          2,964
Cypress Semiconductor*                                  71,900          1,654
DoubleClick*                                           128,500          1,541
Electronic Arts*                                        51,550          3,134
Emulex*                                                 41,200          1,357
Fairchild Semiconductor International, Cl A*            63,250          1,809
Informatica*                                           180,650          1,308
Integrated Device Technology*                           62,600          2,081
International Rectifier*                                25,100          1,140
Intersil, Cl A*                                         86,950          2,465
Intuit*                                                 74,550          2,860
KLA-Tencor*                                             68,150          4,532
KPMG Consulting*                                       120,700          2,438
Lam Research*                                           59,200          1,736
Lexmark International Group, Cl A*                      22,650          1,295
Manugistics Group*                                      85,700          1,841
Marvell Technology Group*                               65,350          2,862
Mettler-Toledo International*                           35,900          1,625
Microchip Technology*                                   46,800          1,958
Microtune*                                             211,400          3,038
National Semiconductor*                                 27,250            918
Network Appliance*                                     120,000          2,446
Network Associates*                                     38,000            920
Novellus Systems*                                       58,350          3,159
Peregrine Systems*                                     330,100          3,143
PMC-Sierra*                                             67,700          1,102
QLogic*                                                 35,000          1,733
Rational Software*                                      99,200          1,570
RF Micro Devices*                                      122,400          2,191

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       43)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

MID CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                             SHARES    VALUE (000)
-----------------------------------------------------------------------------
Sanmina*                                                92,500       $  1,087
Scientific-Atlanta                                      62,450          1,443
Semtech*                                                34,950          1,276
Siebel Systems*                                         51,300          1,673
SunGard Data Systems*                                  130,800          4,312
Symbol Technologies                                     67,900            763
Synopsys*                                               16,950            935
Tech Data*                                              29,850          1,370
Teradyne*                                               95,100          3,750
UTStarcom*                                              97,550          2,559
VeriSign*                                               95,750          2,585
Vignette*                                              504,200          1,734
Waters*                                                 26,650            745
WebMD*                                                 186,000          1,428
Yahoo!*                                                132,800          2,453
                                                                     --------
                                                                      124,324
                                                                     --------
MATERIALS - 1.0%
Air Products and Chemicals                              28,100          1,451
Pactiv*                                                102,650          2,055
                                                                     --------
                                                                        3,506
                                                                     --------
TOTAL COMMON STOCKS                                                   361,806
                                                                     --------
RELATED PARTY MONEY MARKET FUND - 0.2%
First American Prime Obligations Fund (A)              926,480            926
                                                                     --------
TOTAL RELATED PARTY MONEY MARKET FUND                                     926
                                                                     --------

TOTAL INVESTMENTS - 98.9%
   (Cost $337,747)                                                    362,732
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET - 1.1%                                3,885
                                                                     --------

TOTAL NET ASSETS - 100.0%                                            $366,617
                                                                     --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
Cl - Class

MID CAP VALUE FUND

DESCRIPTION                                       SHARES      VALUE (000)
-------------------------------------------------------------------------
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 14.2%
Autozone*                                         32,000          $ 2,203
Black & Decker                                    73,700            3,430
Brinker International*                            61,200            1,983
Delphi Automotive Systems                        247,200            3,953
Federated Department Stores*                     111,500            4,555
Foot Locker*                                     232,000            3,754
Fortune Brands                                    58,500            2,888
Hilton Hotels                                    277,800            3,973
Johnson Controls                                  42,000            3,709
Jones Apparel Group*                             105,300            3,680
Knight-Ridder                                     28,200            1,937
Mattel                                           213,000            4,439
New York Times, Cl A                              37,800            1,809
Office Depot*                                    187,200            3,716
Park Place Entertainment*                        229,200            2,418
Tricon Global Restaurants*                        62,400            3,668
                                                                  -------
                                                                   52,115
                                                                  -------
CONSUMER STAPLES - 8.4%
Albertson's                                      143,000            4,739
Archer-Daniels-Midland                           309,875            4,317
Avon Products                                     80,200            4,356
Bunge Limited                                     96,700            2,094
Clorox                                            88,100            3,844
ConAgra Foods                                     80,200            1,945
Dean Foods                                        26,900            2,037
McCormick & Company                               59,900            3,063
Pepsi Bottling                                   169,800            4,393
                                                                  -------
                                                                   30,788
                                                                  -------
ENERGY - 5.8%
Amerada Hess                                      38,700            3,071
Apache                                            38,350            2,181
Equitable Resources                               55,600            1,935
Kerr-McGee                                        55,500            3,488
Marathon Oil                                     142,700            4,110
National-Oilwell*                                161,500            4,091
Valero Energy                                     46,900            2,322
                                                                  -------
                                                                   21,198
                                                                  -------
FINANCIALS - 22.4%
Ambac Financial Group                             31,500            1,861
AmSouth Bancorp                                  121,700            2,675
AON                                               79,100            2,769
Apartment Investment & Management                 53,100            2,568
Bear Stearns                                      62,600            3,928
Boston Properties                                 62,300            2,458
Capital One Financial                             50,200            3,205
CarrAmerica Realty (REIT)                         80,200            2,519
City National                                     56,100            2,951
Comerica                                          81,400            5,093
Compass Bancshares                               106,300            3,281
Equity Office Properties                         102,600            3,077
Franklin Resources                                62,400            2,616
Golden West Financial                             29,000            1,842
KeyCorp                                          141,300            3,766
Lincoln National                                  75,600            3,835
Marshall & Ilsley                                 55,500            3,454
MGIC Investment                                   35,500            2,429
National Commerce Financial                      172,000            4,782
Nationwide Financial Services, Cl A               76,000            3,253

The accompanying notes are an integral part of the financial statements.

(44     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                       SHARES      VALUE (000)
-------------------------------------------------------------------------
Phoenix Companies*                                94,000         $  1,805
Principal Financial Group                        107,500            2,720
Progressive                                       25,800            4,299
Simon Property Group                              87,000            2,839
St. Paul Companies                                94,800            4,347
Zions Bancorporation                              64,800            3,841
                                                                 --------
                                                                   82,213
                                                                 --------
HEALTH CARE - 4.7%
AmerisourceBergen*                                39,700            2,712
Becton, Dickinson & Company                       98,700            3,723
Boston Scientific*                               130,900            3,284
Health Management Associates, Cl A*              122,100            2,531
Manor Care*                                       77,500            1,806
McKesson                                          86,900            3,253
                                                                 --------
                                                                   17,309
                                                                 --------
INDUSTRIALS - 13.6%
ARAMARK, Cl B*                                    48,800            1,288
Continental Airlines*                             54,500            1,543
Convergys*                                        87,600            2,590
CSX                                               98,700            3,761
Deere & Company                                   37,400            1,704
Delta Air Lines                                   72,900            2,385
ITT Industries                                    66,500            4,192
Masco                                            155,300            4,263
Navistar International*                           44,000            1,949
Northrop Grumman                                  31,500            3,561
Parker Hannifin                                   56,900            2,839
Pentair                                           46,700            2,100
Pitney Bowes                                      54,500            2,333
Raytheon                                          92,000            3,777
SPX*                                              25,500            3,610
Swift Transportation*                             90,700            1,988
Viad                                             102,400            2,867
York International                                87,800            3,152
                                                                 --------
                                                                   49,902
                                                                 --------
INFORMATION TECHNOLOGY - 9.4%
3Com*                                            480,900            2,938
Arrow Electronics*                                59,300            1,659
Atmel*                                           164,400            1,667
BMC Software*                                    108,900            2,118
Celestica*                                        42,400            1,537
Computer Sciences*                                81,300            4,126
Fisher Scientific International*                  61,300            1,723
Harris                                            49,800            1,788
Intuit*                                           79,500            3,050
Lexmark International Group, Cl A*                33,400            1,910
Microchip Technology*                             57,600            2,409
NCR*                                              66,100            2,958
PeopleSoft*                                       92,300            3,372
SunGard Data Systems*                             82,400            2,717
                                                                 --------
                                                                   33,972
                                                                 --------
MATERIALS - 7.8%
Abitibi-Consolidated                             351,900            3,132
Air Products and Chemicals                        79,800            4,122
Boise Cascade                                     63,800            2,312
Eastman Chemical                                  40,000            1,952
Lyondell Chemical                                187,600            3,116
Nucor                                             30,600            1,966
OM Group                                          36,949            2,671
Phelps Dodge*                                     77,700            3,271

MID CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                       SHARES      VALUE (000)
-------------------------------------------------------------------------
Rohm & Haas                                      100,400         $  4,244
Vulcan Materials                                  36,200            1,721
                                                                 --------
                                                                   28,507
                                                                 --------
TELECOMMUNICATION SERVICES - 0.7%
CenturyTel                                        77,800            2,645
                                                                 --------
UTILITIES - 9.9%
Cinergy                                          110,600            3,954
Consolidated Edison                               92,900            3,893
Constellation Energy                              86,000            2,653
Edison International*                            158,400            2,653
FirstEnergy                                       49,200            1,701
FPL Group                                         59,300            3,531
KeySpan                                          104,900            3,817
Pinnacle West                                     61,900            2,807
PPL                                               52,000            2,060
Progress Energy*                                  98,800            4,944
Xcel Energy                                      167,100            4,236
                                                                 --------
                                                                   36,249
                                                                 --------
TOTAL COMMON STOCKS                                               354,898
                                                                 --------
RELATED PARTY MONEY MARKET FUND - 3.3%
First American Prime Obligations Fund (A)     12,201,927           12,202
                                                                 --------
TOTAL RELATED PARTY MONEY MARKET FUND                              12,202
                                                                 --------
TOTAL INVESTMENTS - 100.2%
   (Cost $322,394)                                                367,100
                                                                 --------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                           (639)
                                                                 --------
TOTAL NET ASSETS - 100.0%                                        $366,461
                                                                 --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
Cl - Class
REIT - Real Estate Investment Fund

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       45)

                 (This page has been left blank intentionally.)

(46

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                               MID CAP         MID CAP       MID CAP
                                                                             CORE FUND     GROWTH FUND    VALUE FUND
                                                                           -----------   -------------   -----------
ASSETS:
Investments in securities, at cost                                          $ 601,606     $  337,747      $ 322,394
==========================================================================  =========     ==========      =========
Investments in securities, at value                                         $ 696,180     $  362,732      $ 367,100
Cash                                                                               84             --             --
Collateral for securities loaned, at value                                    211,360        175,365         93,985
Dividends and interest receivable                                                 468             66            517
Capital shares sold                                                             1,022            320            538
Receivable for securities sold                                                 11,307          5,693             --
Prepaid expenses and other assets                                                 104             30             42
--------------------------------------------------------------------------  ---------     ----------      ---------
TOTAL ASSETS                                                                  920,525        544,206        462,182
==========================================================================  =========     ==========      =========
LIABILITIES:
Capital shares redeemed                                                           262          1,422            508
Payable upon return of securities loaned                                      211,360        175,365         93,985
Payable for securities purchased                                               15,017            433            862
Payable to affiliates                                                             513            328            337
Distribution and shareholder servicing fees                                        40             28             17
Accrued expenses and other liabilities                                              4             13             12
--------------------------------------------------------------------------  ---------     ----------      ---------
TOTAL LIABILITIES                                                             227,196        177,589         95,721
==========================================================================  =========     ==========      =========
NET ASSETS                                                                  $ 693,329     $  366,617      $ 366,461
==========================================================================  =========     ==========      =========
COMPOSITION OF NET ASSETS:
Portfolio capital                                                           $ 615,701     $  503,428      $ 420,425
Accumulated net investment income (loss)                                         (521)        (1,331)            91
Accumulated net realized loss                                                 (16,425)      (160,465)       (98,761)
Unrealized appreciation of investments                                         94,574         24,985         44,706
--------------------------------------------------------------------------  ---------     ----------      ---------
NET ASSETS                                                                  $ 693,329     $  366,617      $ 366,461
==========================================================================  =========     ==========      =========
CLASS A:
Net assets                                                                  $ 100,219     $  103,773      $  16,381
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)        2,882         16,016            982
Net asset value and redemption price per share                              $   34.77     $     6.48      $   16.68
Maximum offering price per share (A)                                        $   36.79     $     6.86      $   17.65
CLASS B:
Net assets                                                                  $   4,466     $    4,297      $  13,911
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          132            693            858
Net asset value and offering price per share (C)                            $   33.73     $     6.20      $   16.22
CLASS C:
Net assets                                                                  $     485     $    6,731      $   4,091
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)           14          1,077            247
Net asset value per share (C)                                               $   34.65     $     6.25      $   16.54
Maximum offering price per share (B)                                        $   35.00     $     6.31      $   16.71
CLASS S:
Net assets                                                                  $   5,896     $       20      $      54
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          170              3              3
Net asset value, offering price, and redemption price per share             $   34.74     $     6.48      $   16.69
CLASS Y:
Net assets                                                                  $ 582,263     $  251,796      $ 332,024
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)       16,278         37,783         19,843
Net asset value, offering price, and redemption price per share             $   35.77     $     6.66      $   16.73
--------------------------------------------------------------------------  ---------     ----------      ---------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       47)

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                           MID CAP         MID CAP       MID CAP
                                                                         CORE FUND     GROWTH FUND    VALUE FUND
                                                                       -----------   -------------   -----------
INVESTMENT INCOME:
Interest                                                                $    348       $     189       $   128
Dividends                                                                  1,981             323         2,706
Securities lending                                                           114             100            35
Other                                                                         56              --           779
---------------------------------------------------------------------- ---------       ---------       -------
TOTAL INVESTMENT INCOME                                                    2,499             612         3,648
====================================================================== =========       =========       =======
EXPENSES:
Investment advisory fees                                                   2,119           1,290         1,196
Administrator and fund accounting fees                                       701             425           395
Transfer agent fees and expenses                                             130             181            85
Custodian fees                                                                30              18            17
Directors' fees                                                                1               1             1
Registration fees                                                             25              15            14
Professional fees                                                              5               4             4
Printing                                                                      15               6             6
Distribution and shareholder servicing fees - Class A                        116             137            19
Distribution and shareholder servicing fees - Class B                         17              21            63
Distribution and shareholder servicing fees - Class C                          1              35            18
Shareholder servicing fees - Class S                                           6              --            --
Other                                                                          3               2             2
---------------------------------------------------------------------- ---------       ---------       -------
TOTAL EXPENSES                                                             3,169           2,135         1,820
====================================================================== =========       =========       =======
Less: Waiver of expenses                                                    (154)           (192)          (95)
---------------------------------------------------------------------- ---------       ---------       -------
TOTAL NET EXPENSES                                                         3,015           1,943         1,725
====================================================================== =========       =========       =======
INVESTMENT INCOME (LOSS) - NET                                              (516)         (1,331)        1,923
====================================================================== =========       =========       =======
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS - NET:
Net realized gain (loss) on investments                                       44         (32,471)        8,177
Net change in unrealized appreciation or depreciation of investments     119,938          84,395        58,536
---------------------------------------------------------------------- ---------       ---------       -------
NET GAIN ON INVESTMENTS                                                  119,982          51,924        66,713
====================================================================== =========       =========       =======
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $119,466       $  50,593       $68,636
====================================================================== =========       =========       =======

The accompanying notes are an integral part of the financial statements.

(48     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Changes IN Net Assets in thousands

                                                                        MID CAP                  MID CAP                    MID CAP
                                                                      CORE FUND              GROWTH FUND                 VALUE FUND
                                          -------------------------------------    ---------------------    -----------------------
                                              10/1/01      11/1/00      11/1/99      10/1/01      10/1/00      10/1/01      10/1/00
                                                   to           to           to           to           to           to           to
                                              3/31/02      9/30/01     10/31/00      3/31/02      9/30/01      3/31/02      9/30/01
-----------------------------------------  ----------   ----------   -----------   ---------   ----------    ---------   ----------
                                          (unaudited)                            (unaudited)                (unaudited)
OPERATIONS:
Investment income (loss) - net              $    (516)   $      45    $    (922)   $  (1,331)   $  (1,331)   $   1,923    $   2,922
Net realized gain (loss) on investments            44       (9,530)     217,428      (32,471)    (126,340)       8,177       28,350
Net change in unrealized appreciation or
 depreciation of investments                  119,938     (110,074)     (27,891)      84,395     (185,161)      58,536      (51,162)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net increase (decrease) in net assets
 resulting from operations                    119,466     (119,559)     188,615       50,593     (312,832)      68,636      (19,890)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                          --           --           --           --           --          (79)         (95)
  Class B                                          --           --           --           --           --          (36)         (21)
  Class C                                          --           --           --           --           --          (10)          (4)
  Class Y                                          --           --           --           --           --       (1,901)      (2,673)
Net realized gain on investments (3):
  Class A                                          --      (35,265)      (1,850)          --      (93,172)          --           --
  Class B                                          --         (251)          (3)          --       (1,853)          --           --
  Class C                                          --           --           --           --       (2,270)          --           --
  Class Y                                          --     (138,433)      (6,917)          --     (126,486)          --           --
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total distributions                                --     (173,949)      (8,770)          --     (223,781)      (2,026)      (2,793)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                          10,930        5,868        4,908        5,725       61,110        1,211        4,892
  Reinvestment of distributions                    --       34,561        1,829           --       92,311           77           93
  Payments for redemptions                    (11,266)     (10,599)     (31,499)     (20,098)    (107,971)      (1,414)      (4,121)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from
 Class A transactions                            (336)      29,830      (24,762)     (14,373)      45,450         (126)         864
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Class B
  Proceeds from sales                           1,294        2,876          466          646        3,176          889        1,758
  Reinvestment of distributions                    --          186            3           --        1,820           35           19
  Payments for redemptions                        (79)        (323)         (33)        (362)      (1,406)        (752)      (2,202)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from
 Class B transactions                           1,215        2,739          436          284        3,590          172         (425)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Class C
  Proceeds from sales                             468           --           --          789        8,014          297        2,695
  Reinvestment of distributions                    --           --           --           --        2,263           10            4
  Payments for redemptions                         --           --           --       (1,218)      (2,679)        (243)        (495)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from
 Class C transactions                             468           --           --         (429)       7,598           64        2,204
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Class S (2)
  Proceeds from sales                           4,186        2,025           --           21           --           --           43
  Reinvestment of distributions                    --         (344)          --           --           --           --           --
  Payments for redemptions                       (693)          --           --           --           --           --           --
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase in net assets from Class S
 transactions                                   3,493        1,681           --           21           --           --           43
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Class Y (2)
  Proceeds from sales                         131,384      399,904      145,630       45,674      191,317       27,762      102,985
  Reinvestment of distributions                    --      122,644        6,230           --       96,331        1,059        1,102
  Payments for redemptions                    (54,845)    (315,411)    (218,605)     (54,788)    (104,958)     (49,262)     (66,529)
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from
 Class Y transactions                          76,539      207,137      (66,745)      (9,114)     182,690      (20,441)      37,558
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Increase (decrease) in net assets from
 capital share transactions                    81,379      241,387      (91,071)     (23,611)     239,328      (20,331)      40,244
-----------------------------------------   ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total increase (decrease) in net assets       200,845      (52,121)      88,774       26,982     (297,285)      46,279       17,561
NET ASSETS AT BEGINNING OF PERIOD             492,484      544,605      455,831      339,635      636,920      320,182      302,621
=========================================   =========    =========    =========    =========    =========    =========    =========
NET ASSETS AT END OF PERIOD                 $ 693,329    $ 492,484    $ 544,605    $ 366,617    $ 339,635    $ 366,461    $ 320,182
=========================================   =========    =========    =========    =========    =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)
 AT END OF PERIOD                           $    (521)   $      (5)   $      (5)   $  (1,331)   $      --    $      91    $     194
=========================================   =========    =========    =========    =========    =========    =========    =========

(1)  See Note 4 in notes to the financial statements for additional information.
(2) On September 24, 2001, Class Y and Institutional Class of Mid Cap Core Fund were redesignated as Class S and Class Y, respectively.
(3) Includes distributions in excess of net realized gains of $1,793 and $4,952 for the period ended September 30, 2001, for Mid Cap Growth and Mid Cap Core Fund, respectively.

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       49)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                               REALIZED AND
                  NET ASSET                      UNREALIZED     DIVIDENDS
                      VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                  BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                  OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                -----------  ---------------  -------------  ------------  --------------
MID CAP CORE FUND (2)
Class A
 2002 (12)       $  28.33        $ (0.06)        $  6.50         $ --         $     --
 2001 (6) (7)       54.63          (0.06)          (8.40)          --           (17.84)
 2000 (6)           37.80          (0.18)          17.80           --            (0.79)
 1999 (6)           37.59          (0.08)           0.60           --            (0.31)
 1998 (6)           44.36          (0.24)          (2.07)          --            (4.46)
 1997               41.38          (0.20)           8.44           --            (5.26)
Class B
 2002 (12)       $  27.59        $ (0.09)        $  6.23         $ --         $     --
 2001 (6) (7)       53.97          (0.29)          (8.25)          --           (17.84)
 2000 (6)           37.63          (0.53)          17.66           --            (0.79)
 1999 (5) (6)       37.57          (0.23)           0.29           --               --
Class C
 2002 (12)       $  28.33        $ (0.05)        $  6.37         $ --         $     --
 2001 (3) (6)       27.40           0.00            0.93           --               --
Class S
 2002 (12)       $  28.29        $ (0.04)        $  6.49         $ --         $     --
 2001 (4) (6)       35.75          (0.06)          (7.40)          --               --
Class Y
 2002 (12)       $  29.11        $ (0.04)        $  6.70         $ --         $     --
 2001 (6) (7)       55.52           0.02           (8.59)          --           (17.84)
 2000 (6)           38.32          (0.05)          18.04           --            (0.79)
 1999 (6)           38.01           0.02            0.60           --            (0.31)
 1998 (6)           44.70          (0.14)          (2.09)          --            (4.46)
 1997               41.58          (0.11)           8.49           --            (5.26)
---------        --------        -------         -------         ----         --------

MID CAP GROWTH FUND (8)
Class A
 2002 (12)       $   5.63        $ (0.05)        $  0.90         $ --         $     --
 2001 (6)           18.88          (0.04)          (6.36)          --            (6.85)
 2000               12.87          (0.12)           8.80           --            (2.67)
 1999               11.80          (0.07)           3.40           --            (2.26)
 1998               15.25          (0.09)          (1.80)          --            (1.56)
 1997               13.86          (0.08)           2.72           --            (1.25)
Class B
 2002 (12)       $   5.41        $ (0.04)        $  0.83         $ --         $     --
 2001 (6)           18.51          (0.10)          (6.15)          --            (6.85)
 2000               12.75          (0.16)           8.59           --            (2.67)
 1999               11.78          (0.10)           3.33           --            (2.26)
 1998 (9)           13.86          (0.01)          (2.07)          --               --
Class C
 2002 (12)       $   5.46        $ (0.06)        $  0.85         $ --         $     --
 2001 (6)           18.61          (0.09)          (6.21)          --            (6.85)
 2000               12.80          (0.14)           8.62           --            (2.67)
 1999 (11)          12.43          (0.06)           0.43           --               --
Class S
 2002 (12)       $   5.63        $ (0.02)        $  0.87         $ --         $     --
 2001 (3) (6)        5.53             --            0.10           --               --
Class Y
 2002 (12)       $   5.79        $ (0.02)        $  0.89         $ --         $     --
 2001 (6)           19.14          (0.02)          (6.48)          --            (6.85)
 2000               12.99          (0.08)           8.90           --            (2.67)
 1999               11.87          (0.03)           3.41           --            (2.26)
 1998               15.29          (0.04)          (1.82)          --            (1.56)
 1997 (10)          12.54          (0.01)           2.76           --               --
---------        --------        -------         -------         ----         --------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2) The financial highlights for the Mid Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Core Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(3) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(6)  Per share data calculated using average shares outstanding method.
(7) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) The financial highlights for the Mid Cap Growth Fund as set forth herein include the financial highlights of the Piper Emerging Growth Fund Class A shares and Class Y shares. The assets of the Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund on August 7, 1998. In connection with such acquisition, (i) Class A shares of the Piper Emerging Growth Fund were exchanged for Class A shares of the Mid Cap Growth Fund, (ii) Class Y shares of the Piper Emerging Growth Fund were exchanged for Class Y shares of the Mid Cap Growth Fund. On August 7, 1998, the Fund's advisor changed from Piper Capital Management, Incorporated to U.S. Bank National Association.
(9) Class of shares have been offered since August 7, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Class of shares have been offered since February 18, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(12) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(50     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                              RATIO OF NET
                                                                                 RATIO OF       INVESTMENT
                                                              RATIO OF NET    EXPENSES TO    INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE       TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS       NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING       (EXCLUDING    TURNOVER
      PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)         WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  ---------------  ----------
  $  34.77        22.73%       $100,219          1.20%           (0.40)%         1.25%           (0.45)%         89%
     28.33       (20.00)         82,043          1.20            (0.19)          1.22            (0.21)         204
     54.63        47.23         108,326          1.20            (0.38)          1.22            (0.40)         205
     37.80         1.31          95,758          1.19            (0.21)          1.21            (0.23)         140
     37.59        (5.91)        136,146          1.13            (0.57)          1.20            (0.64)          77
     44.36        22.18         147,396          1.12            (0.50)          1.20            (0.58)          97

  $  33.73        22.25%       $  4,466          1.95%           (1.14)%         2.00%           (1.19)%         89%
     27.59       (20.60)          2,606          1.94            (0.95)          1.97            (0.98)         204
     53.97        46.13             666          1.95            (1.13)          1.97            (1.15)         205
     37.63         0.16             126          1.95            (0.89)          1.97            (0.91)         140

  $  34.65        22.31%       $    485          1.95%           (1.14)%         2.00%           (1.19)%         89%
     28.33         3.39              --          0.00             0.00           0.00             0.00          204

  $  34.74        22.80%       $  5,896          1.20%           (0.38)%         1.25%           (0.43)%         89%
     28.29       (20.87)          1,484          1.19            (0.24)          1.23            (0.28)         204

  $  35.77        22.88%       $582,263          0.95%           (0.14)%         1.00%           (0.19)%         89%
     29.11       (19.84)        406,349          0.95             0.06           0.97             0.04          204
     55.52        47.56         435,613          0.95            (0.13)          0.97            (0.15)         205
     38.32         1.56         359,947          0.94             0.04           0.96             0.02          140
     38.01        (5.66)        464,858          0.88            (0.32)          0.95            (0.39)          77
     44.70        22.44         569,028          0.87            (0.25)          0.95            (0.33)          97
  --------       ------        --------          ----            -----           ----            -----          ---

  $   6.48        15.10%       $103,773          1.20%           (0.89)%         1.30%           (0.99)%        147%
      5.63       (49.38)        102,837          1.15            (0.40)          1.19            (0.44)         264
     18.88        76.44         264,570          1.15            (0.70)          1.17            (0.72)         217
     12.87        31.69         165,072          1.14            (0.48)          1.19            (0.53)          94
     11.80       (13.05)        188,763          1.18            (0.60)          1.34            (0.76)          39
     15.25        21.04         274,799          1.23            (0.55)          1.39            (0.71)          51

  $   6.20        14.60%       $  4,297          1.95%           (1.64)%         2.05%           (1.74)%        147%
      5.41       (49.65)          3,518          1.90            (1.17)          1.94            (1.21)         264
     18.51        75.14           4,812          1.90            (1.45)          1.92            (1.47)         217
     12.75        30.66             360          1.89            (1.26)          1.98            (1.35)          94
     11.78       (15.01)             17          1.87            (1.12)          1.87            (1.12)          39

  $   6.25        14.68%       $  6,731          1.95%           (1.64)%         2.05%           (1.74)%        147%
      5.46       (49.73)          6,246          1.91            (1.17)          1.95            (1.21)         264
     18.61        75.10           5,971          1.90            (1.45)          1.92            (1.47)         217
     12.80         3.06             466          1.89             1.27           1.98             1.18           94

  $   6.48        15.10%       $     20          1.20%           (0.91)%         1.30%           (1.01)%        147%
      5.63         1.81              --          0.00             0.00           0.00             0.00          264

  $   6.66        15.22%       $251,796          0.95%           (0.64)%         1.05%           (0.74)%        147%
      5.79       (49.22)        227,035          0.90            (0.17)          0.94            (0.21)         264
     19.14        76.88         361,567          0.90            (0.46)          0.92            (0.48)         217
     12.99        31.97         211,527          0.89            (0.25)          0.96            (0.32)          94
     11.87       (12.79)         73,356          0.87            (0.27)          0.87            (0.27)          39
     15.29        21.93          59,393          0.87            (0.16)          0.87            (0.16)          51
  --------       ------        --------          ----            -----           ----            -----          ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       51)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                               REALIZED AND
                  NET ASSET                      UNREALIZED     DIVIDENDS
                      VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                  BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                  OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                -----------  ---------------  -------------  ------------  --------------
MID CAP VALUE FUND
Class A
 2002 (2) (5)    $  13.74        $  0.07         $  2.95       $ (0.08)       $    --
 2001 (2)           14.62           0.10           (0.88)        (0.10)            --
 2000               12.95           0.08            1.67         (0.08)            --
 1999               15.04           0.10            1.26         (0.10)         (3.35)
 1998               24.19           0.07           (6.41)        (0.07)         (2.74)
 1997               20.41           0.11            6.98         (0.11)         (3.20)
Class B
 2002 (2) (5)    $  13.37        $  0.01         $  2.88       $ (0.04)       $    --
 2001 (2)           14.28          (0.01)          (0.88)        (0.02)            --
 2000               12.67           0.02            1.61         (0.02)            --
 1999               14.80           0.04            1.22         (0.04)         (3.35)
 1998               23.96          (0.01)          (6.41)           --          (2.74)
 1997               20.31           0.02            6.85         (0.02)         (3.20)
Class C
 2002 (2) (5)    $  13.63        $  0.01         $  2.94       $ (0.04)       $    --
 2001 (2)           14.55          (0.01)          (0.89)        (0.02)            --
 2000               12.92           0.02            1.63         (0.02)            --
 1999 (3)           13.69           0.06           (0.78)        (0.05)            --
Class S
 2002 (2) (5)    $  13.74        $  0.07         $  2.96       $ (0.08)       $    --
 2001 (2) (4)       13.31           0.01            0.42            --             --
Class Y
 2002 (2) (5)    $  13.77        $  0.09         $  2.96       $ (0.09)       $    --
 2001 (2)           14.68           0.14           (0.92)        (0.13)            --
 2000               12.99           0.11            1.69         (0.11)            --
 1999               15.05           0.12            1.30         (0.13)         (3.35)
 1998               24.21           0.14           (6.43)        (0.13)         (2.74)
 1997               20.43           0.16            6.98         (0.16)         (3.20)
--------         --------        -------         -------       -------        -------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)  Per share data calculated using average shares outstanding method.
(3) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(52     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                             RATIO OF NET
                                                                                 RATIO OF      INVESTMENT
                                                              RATIO OF NET    EXPENSES TO   INCOME (LOSS)
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE      TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS      NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING      (EXCLUDING    TURNOVER
      PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)        WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  --------------  ----------
  $  16.68        22.03%       $ 16,381          1.20%           0.93%           1.26%           0.87%          39%
     13.74        (5.41)         13,583          1.15            0.67            1.15            0.67          104
     14.62        13.58          13,568          1.15            0.53            1.19            0.49          141
     12.95         8.03          20,148          1.15            0.63            1.18            0.60          121
     15.04       (28.83)         29,261          1.14            0.43            1.14            0.43          135
     24.19        39.93          35,207          1.14            0.58            1.15            0.57           82

  $  16.22        21.66%       $ 13,911          1.95%           0.18%           2.01%           0.12%          39%
     13.37        (6.21)         11,311          1.90           (0.08)           1.90           (0.08)         104
     14.28        12.85          12,495          1.90           (0.22)           1.94           (0.26)         141
     12.67         7.38          19,072          1.90           (0.13)           1.93           (0.16)         121
     14.80       (29.40)         31,276          1.89           (0.31)           1.89           (0.31)         135
     23.96        38.81          36,649          1.90           (0.18)           1.90           (0.18)          82

  $  16.54        21.68%       $  4,091          1.95%           0.18%           2.01%           0.12%          39%
     13.63        (6.17)          3,312          1.90           (0.04)           1.90           (0.04)         104
     14.55        12.81           1,430          1.90           (0.15)           1.93           (0.18)         141
     12.92        (5.25)            164          1.90            0.29            1.93            0.26          121

  $  16.69        22.11%       $     54          1.20%           0.93%           1.26%           0.87%          39%
     13.74         3.23              44          0.85            5.19            0.85            5.19          104

  $  16.73        22.24%       $332,024          0.95%           1.17%           1.01%           1.11%          39%
     13.77        (5.37)        291,932          0.90            0.92            0.90            0.92          104
     14.68        13.94         275,128          0.90            0.79            0.94            0.75          141
     12.99         8.47         304,492          0.90            0.89            0.93            0.86          121
     15.05       (28.65)        418,041          0.89            0.69            0.89            0.69          135
     24.21        40.25         509,308          0.89            0.82            0.90            0.81           82
  --------       ------        --------          ----           -----            ----           -----          ---

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       53)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

CAPITAL GROWTH FUND

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 11.9%
AOL Time Warner*                               228,600         $ 5,406
Best Buy*                                       19,600           1,552
Clear Channel Communications*                   29,800           1,532
Comcast, Cl A*                                  35,700           1,135
Cox Communications, Cl A*                        3,200             120
Home Depot                                      78,500           3,816
Kohl's*                                         33,900           2,412
Office Depot*                                   62,800           1,247
Target                                          52,900           2,281
Wal-Mart Stores*                               139,500           8,550
                                                               -------
                                                                28,051
                                                               -------
CONSUMER STAPLES - 9.4%
Anheuser-Busch                                  39,400           2,057
Coca-Cola                                       35,400           1,850
H.J. Heinz                                      71,600           2,971
Kimberly-Clark                                  54,100           3,498
Kraft Foods*                                    45,700           1,766
Kroger*                                          9,800             217
PepsiCo                                         74,500           3,837
Safeway*                                        68,944           3,104
Walgreen                                        70,200           2,751
                                                               -------
                                                                22,051
                                                               -------
ENERGY - 2.4%
Ashland                                          2,500             114
ChevronTexaco                                    1,925             174
Exxon Mobil                                     34,276           1,502
GlobalSantaFe                                   43,962           1,438
Marathon Oil                                    58,500           1,685
Transocean Sedco Forex                          24,600             817
                                                               -------
                                                                 5,730
                                                               -------
FINANCIALS - 7.6%
American International Group                    75,819           5,470
Capital One Financial                           20,900           1,334
Citigroup                                       82,100           4,066
Fannie Mae                                       7,400             591
Federal Home Loan Mortgage                      27,100           1,717
Lehman Brothers Holdings                         9,600             621
SouthTrust                                      30,300             800
TCF Financial                                   11,100             584
Travelers Property Casualty*                     6,800             136
Washington Mutual                               36,600           1,213
Wells Fargo                                     24,200           1,196
                                                               -------
                                                                17,728
                                                               -------
HEALTH CARE - 24.7%
Abbott Laboratories                             52,400           2,756
Amgen*                                          76,200           4,548
Andrx Group*                                    14,900             565
Baxter International                            30,500           1,815
Biogen*                                          6,400             314
Biomet                                          18,400             498
Bristol-Myers Squibb                            63,300           2,563
Cardinal Health                                 70,675           5,010
Eli Lilly                                       52,400           3,993
Genzyme*                                        22,600             987
Johnson & Johnson                               83,700           5,436
Medtronic                                      126,130           5,702
Merck                                           66,000           3,800

CAPITAL GROWTH FUND (CONTINUED)

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
Pfizer                                         248,450         $ 9,873
Pharmacia                                       84,300           3,800
Viasys Healthcare*                               4,046              91
WellPoint Health Networks*                      11,000             700
Wyeth                                           75,300           4,943
Zimmer Holdings*                                16,700             569
                                                               -------
                                                                57,963
                                                               -------
INDUSTRIALS - 9.1%
Boeing                                          35,900           1,732
Concord EFS*                                    44,800           1,490
Genentech*                                      50,300           2,538
General Electric                               320,600          12,006
Honeywell International                          7,300             279
Illinois Tool Works                             18,464           1,336
Kadant*                                          1,695              24
Minnesota Mining & Manufacturing                 5,600             644
Mykrolis*                                        6,903             106
Taiwan Semiconductor Manufacturing*             30,300             629
United Technologies                              7,200             534
                                                               -------
                                                                21,318
                                                               -------
INFORMATION TECHNOLOGY - 30.3%
Adobe Systems                                   10,200             411
Analog Devices*                                 29,000           1,306
Applied Materials*                              22,700           1,232
Applied Micro Circuits*                         28,100             225
BEA Systems*                                    44,500             610
Broadcom, Cl A*                                 17,400             625
Brocade Communications Systems*                 56,400           1,523
Cisco Systems*                                 465,800           7,886
Citrix Systems*                                  7,300             126
Compaq Computer                                 74,000             773
Dell Computer*                                 107,000           2,794
Electronic Data Systems                         34,700           2,012
EMC*                                            41,000             489
Flextronics International*                      52,800             964
Goldman Sachs Group                             13,900           1,255
Hewlett-Packard                                 37,500             673
i2 Technologies*                               123,300             624
International Business Machines                 40,100           4,170
Intel                                          294,260           8,948
Maxim Integrated Products*                      12,600             702
Mercury Interactive*                            14,800             557
Micron Technology*                              63,500           2,089
Microsoft*                                     154,800           9,336
Millipore                                       10,200             451
Nokia, ADR, Cl A                                27,200             564
Novellus Systems*                               12,100             655
NVIDIA*                                         17,400             772
Oracle Systems*                                172,600           2,209
QUALCOMM*                                       33,600           1,265
Rational Software*                              31,300             496
RF Micro Devices*                               20,200             362
Siebel Systems*                                103,700           3,382
Sun Microsystems*                              180,300           1,590
Teradyne*                                       15,500             611
Texas Instruments                              168,300           5,571
Thermo Electron*                                27,700             574
VERITAS Software*                               63,700           2,792
Xilinx*                                         15,500             618
                                                               -------
                                                                71,242
                                                               -------

The accompanying notes are an integral part of the financial statements.

(54     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

CAPITAL GROWTH FUND (CONCLUDED)

DESCRIPTION                                     SHARES     VALUE (000)
----------------------------------------------------------------------
MATERIALS - 1.5%
Air Products and Chemicals                       26,600       $  1,374
Alcoa                                            33,500          1,264
Ecolab                                           20,800            951
                                                              --------
                                                                 3,589
                                                              --------
TELECOMMUNICATION SERVICES - 0.8%
Qwest Communications International*              47,800            393
Sprint PCS Group*                                39,500            406
Verizon Communications                           24,572          1,122
                                                              --------
                                                                 1,921
                                                              --------
UTILITIES - 0.6%
El Paso*                                         14,300            630
Mirant*                                          48,400            699
                                                              --------
                                                                 1,329
                                                              --------
TOTAL COMMON STOCKS                                            230,922
                                                              --------
SHORT-TERM INVESTMENTS - 0.3%
RNC Money Market Fund                           750,000            750
                                                              --------
TOTAL SHORT-TERM INVESTMENTS                                       750
                                                              --------
RELATED PARTY MONEY MARKET FUND - 1.5%
First American Prime Obligations Fund (A)     3,442,062          3,442
                                                              --------
TOTAL RELATED PARTY MONEY MARKET FUND                            3,442
                                                              --------
TOTAL INVESTMENTS - 100.1%
   (Cost $196,272)                                             235,114
                                                              --------
OTHER ASSETS AND LIABILITIES, NET - (0.1)%                        (217)
                                                              --------
TOTAL NET ASSETS - 100.0%                                     $234,897
                                                              --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

LARGE CAP CORE FUND

DESCRIPTION                                      SHARES      VALUE (000)
------------------------------------------------------------------------
COMMON STOCKS - 92.9%
CONSUMER DISCRETIONARY - 13.3%
AOL Time Warner*                                165,450          $ 3,913
Autozone*                                        13,500              929
Best Buy*                                        21,700            1,719
Carnival                                        125,200            4,088
Charter Communications*                         133,100            1,503
Clear Channel Communications*                    23,000            1,182
Dollar General                                  148,500            2,418
Dow Jones & Company                              16,700              972
Harley-Davidson                                  36,200            1,996
Home Depot                                       83,600            4,064
Interpublic Group                                63,900            2,191
Kohl's*                                          62,000            4,411
Lowe's*                                          29,200            1,270
McDonald's                                       48,200            1,338
MGM Grand*                                       34,300            1,243
Office Depot*                                    50,800            1,008
Omnicom Group                                    30,300            2,860
Target                                           30,800            1,328
Toys "R" Us*                                     77,300            1,388
USA Networks*                                    66,700            2,119
Viacom, Cl B*                                    51,087            2,471
Wal-Mart Stores                                  87,000            5,332
Walt Disney                                     112,100            2,587
                                                                 -------
                                                                  52,330
                                                                 -------
CONSUMER STAPLES - 7.7%
Anheuser-Busch                                   65,200            3,403
Avon Products                                    21,700            1,179
Coca-Cola                                        84,300            4,406
Kraft Foods*                                     50,000            1,933
PepsiCo                                         114,600            5,902
Philip Morris                                    68,300            3,597
Safeway*                                         95,300            4,290
Sysco                                            83,400            2,487
Walgreen                                         70,900            2,779
                                                                 -------
                                                                  29,976
                                                                 -------
ENERGY - 6.1%
Apache                                           21,530            1,225
Baker Hughes                                     47,000            1,798
ChevronTexaco                                    53,515            4,831
ENSCO International                              42,900            1,293
EOG Resources                                    61,400            2,490
Exxon Mobil                                      74,000            3,243
Phillips Petroleum                               96,700            6,073
Schlumberger                                     31,400            1,847
Transocean Sedco Forex*                          30,700            1,020
                                                                 -------
                                                                  23,820
                                                                 -------
FINANCIALS - 17.9%
AFLAC                                           146,600            4,325
Ambac Financial Group                            34,400            2,032
American Express                                 48,700            1,995
American International                          103,545            7,470
Bank of America                                  44,100            3,000
BB&T                                             48,100            1,833
Capital One Financial                            20,600            1,315
Chubb                                            38,500            2,814
Citigroup                                       143,549            7,109
Fannie Mae                                       57,800            4,617
Federal Home Loan Mortgage                       73,600            4,664

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       55)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                      SHARES      VALUE (000)
------------------------------------------------------------------------
Fifth Third Bancorp                              80,650         $  5,442
Hartford Financial Services                      59,100            4,026
J P Morgan Chase                                 77,000            2,745
MBNA                                            137,275            5,295
MGIC Investment                                  33,900            2,320
Morgan Stanley Dean Witter                       55,000            3,152
State Street                                     40,500            2,243
Travelers Property Casualty                      23,250              465
Wells Fargo                                      66,900            3,305
                                                                --------
                                                                  70,167
                                                                --------
HEALTH CARE - 17.5%
Abbott Laboratories                              58,700            3,088
Amgen*                                           67,500            4,028
Andrx Group*                                     20,800              789
Baxter International                            111,500            6,636
Biogen*                                          17,300              849
Biomet                                           36,500              991
Boston Scientific*                               47,800            1,199
Bristol-Myers Squibb                             32,700            1,324
Cardinal Health                                  85,775            6,081
Eli Lilly                                        48,300            3,680
Forest Laboratories, Cl A*                       11,400              931
Genzyme                                          24,000            1,048
Guidant*                                         22,200              962
HCA                                              41,300            1,821
HealthSouth*                                    101,300            1,454
IDEC Pharmaceuticals*                            36,600            2,353
Johnson & Johnson                                41,600            2,702
Medtronic                                        68,300            3,088
Merck                                            58,300            3,357
Pfizer                                          266,375           10,586
Pharmacia                                       103,000            4,643
Serono, ADR                                      34,700              777
Tenet Healthcare*                                36,200            2,426
Wyeth                                            47,400            3,112
Zimmer Holdings*                                 23,940              815
                                                                --------
                                                                  68,740
                                                                --------
INDUSTRIALS - 8.1%
Boeing                                           48,900            2,359
First Data                                       51,100            4,458
Genentech*                                       51,300            2,588
General Dynamics                                 22,600            2,123
General Electric                                168,500            6,310
Illinois Tool Works                              19,400            1,404
Molex, Cl A                                      86,337            2,641
Sabre Holdings*                                  24,000            1,121
Southwest Airlines                              124,750            2,414
Tyco International                              140,600            4,544
United Technologies                              24,000            1,781
                                                                --------
                                                                  31,743
                                                                --------
INFORMATION TECHNOLOGY - 15.5%
Adobe Systems                                    30,200            1,217
Analog Devices*                                  67,900            3,058
Applied Materials*                               27,600            1,498
Check Point Software Technologies*               28,350              862
Cisco Systems*                                  191,000            3,234
Compaq Computer                                 272,500            2,848
Computer Sciences*                               50,700            2,573
Comverse Technology*                             55,200              699
Flextronics*                                     44,400              810

LARGE CAP CORE FUND (CONCLUDED)

DESCRIPTION                                      SHARES      VALUE (000)
------------------------------------------------------------------------
Intel                                           164,000         $  4,987
JDS Uniphase*                                   117,120              690
KLA-Tencor*                                      29,600            1,968
Linear Technology                                29,100            1,287
Lucent Technologies                             160,200              758
Mercury Interactive*                             18,500              697
Micron Technology*                               55,100            1,813
Microsoft*                                      188,400           11,362
Network Appliance*                               93,200            1,899
Nokia, ADR, Cl A                                 69,200            1,435
Novellus Systems*                                37,800            2,046
Oracle Systems*                                  95,300            1,220
PMC-Sierra*                                      38,500              627
QUALCOMM*                                        52,200            1,965
Rational Software*                               28,400              450
Siebel Systems*                                  25,700              838
Sun Microsystems*                               155,700            1,373
SunGard Data Systems*                            46,600            1,536
Teradyne*                                        26,800            1,057
Texas Instruments                                93,100            3,082
VERITAS Software*                                24,800            1,087
Xilinx*                                          41,700            1,662
                                                                --------
                                                                  60,638
                                                                --------
MATERIALS - 2.3%
Alcoa                                            49,400            1,864
Nucor                                            21,300            1,368
Praxair                                          52,300            3,128
Vulcan Materials                                 38,900            1,849
Weyerhaeuser                                     15,100              949
                                                                --------
                                                                   9,158
                                                                --------
TELECOMMUNICATION SERVICES - 2.4%
ALLTEL                                           40,000            2,222
AT&T                                            131,300            2,061
Nextel Communications, Cl A*                    123,800              666
Sprint PCS Group*                                61,900              637
Verizon Communications                           57,700            2,634
WorldCom*                                       198,372            1,337
                                                                --------
                                                                   9,557
                                                                --------
UTILITIES - 2.1%
Constellation Energy                             50,700            1,564
El Paso*                                         59,900            2,637
Exelon                                           41,000            2,172
Reliant Resources*                              107,600            1,820
                                                                --------
                                                                   8,193
                                                                --------
TOTAL COMMON STOCKS                                              364,322
                                                                --------
RELATED PARTY MONEY MARKET FUND - 7.5%
First American Prime Obligations Fund (A)    29,321,600           29,322
                                                                --------
TOTAL RELATED PARTY MONEY MARKET FUND                             29,322
                                                                --------
TOTAL INVESTMENTS - 100.4%
   (Cost $320,675)                                               393,644
                                                                --------
OTHER ASSETS AND LIABILITIES, NET - (0.4)%                        (1,421)
                                                                --------
TOTAL NET ASSETS - 100.0%                                       $392,223
                                                                --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

(56     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

LARGE CAP GROWTH FUND

DESCRIPTION                                     SHARES      VALUE (000)
-----------------------------------------------------------------------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 12.0%
AOL Time Warner*                                638,590         $15,103
Best Buy*                                        64,470           5,106
Clear Channel Communications*                    76,190           3,917
Comcast, Cl A*                                  100,930           3,210
Home Depot                                      231,147          11,236
Kohl's*                                          73,875           5,256
Office Depot*                                   175,300           3,480
Target                                          152,850           6,591
Wal-Mart Stores                                 408,540          25,039
                                                                -------
                                                                 78,938
                                                                -------
CONSUMER STAPLES - 9.5%
Anheuser-Busch                                  135,050           7,050
Coca-Cola                                        96,980           5,068
H.J. Heinz                                      164,590           6,831
Kimberly-Clark                                  116,000           7,499
Kraft Foods*                                    203,000           7,846
Kroger*                                         105,800           2,345
PepsiCo                                         211,850          10,910
Safeway*                                        158,510           7,136
Walgreen                                        197,690           7,747
                                                                -------
                                                                 62,432
                                                                -------
ENERGY - 2.4%
Exxon Mobil                                      98,290           4,308
GlobalSantaFe                                   130,360           4,263
Marathon Oil                                    170,930           4,923
Transocean Sedco Forex*                          68,800           2,286
                                                                -------
                                                                 15,780
                                                                -------
FINANCIALS - 8.1%
American International Group                    220,910          15,936
Capital One Financial                            55,790           3,562
Citigroup                                       249,926          12,376
Fannie Mae                                       25,130           2,007
Federal Home Loan Mortgage                       59,080           3,744
Goldman Sachs Group                              40,210           3,629
Lehman Brothers Holdings                         27,820           1,798
SouthTrust                                       90,210           2,382
TCF Financial                                    31,130           1,638
Travelers Property Casualty                      18,770             375
Washington Mutual                               105,380           3,491
Wells Fargo                                      45,070           2,226
                                                                -------
                                                                 53,164
                                                                -------
HEALTH CARE - 24.4%
Abbott Laboratories                             153,660           8,083
Amgen*                                          232,410          13,870
Andrx Group*                                     40,100           1,521
Baxter International                             81,380           4,844
Biogen*                                          19,590             961
Biomet                                           56,910           1,540
Bristol-Myers Squibb                            162,560           6,582
Cardinal Health                                 103,680           7,350
Eli Lilly                                       151,460          11,541
Genzyme*                                         73,650           3,216
Johnson & Johnson                               263,950          17,144
Medtronic                                       355,680          16,080
Merck                                           170,440           9,814
Pfizer                                          752,640          29,910
Pharmacia                                       252,030          11,362

LARGE CAP GROWTH FUND (CONTINUED)

DESCRIPTION                                     SHARES      VALUE (000)
-----------------------------------------------------------------------
WellPoint Health Networks*                       34,860        $  2,220
Wyeth                                           206,310          13,544
Zimmer Holdings*                                 41,164           1,402
                                                                -------
                                                                160,984
                                                                -------
INDUSTRIALS - 9.0%
Boeing                                          112,810           5,443
Concord EFS*                                    118,610           3,944
Genentech*                                      164,940           8,321
General Electric                                942,760          35,306
Honeywell International                          20,830             797
Minnesota Mining & Manufacturing                 18,090           2,081
Taiwan Semiconductor Manufacturing*              83,190           1,726
United Technologies                              20,930           1,553
                                                                -------
                                                                 59,171
                                                                -------
INFORMATION TECHNOLOGY - 29.5%
Analog Devices*                                  85,440           3,848
Applied Materials*                               64,340           3,492
Applied Micro Circuits*                          82,600             661
BEA Systems*                                    153,550           2,105
Broadcom, Cl A*                                  47,650           1,711
Brocade Communications Systems*                 155,140           4,189
Cisco Systems*                                1,431,888          24,242
Compaq Computer                                 295,760           3,091
Dell Computer*                                  314,150           8,202
Electronic Data Systems                          98,180           5,693
EMC*                                            100,170           1,194
Flextronics International*                      167,020           3,048
i2 Technologies*                                389,570           1,971
International Business Machines                  95,840           9,967
Intel                                           865,200          26,311
Maxim Integrated Products*                       37,360           2,081
Mercury Interactive*                             42,750           1,610
Micron Technology*                              185,400           6,100
Microsoft*                                      424,970          25,630
Nokia, ADR, Cl A                                 90,280           1,872
Novellus Systems*                                39,820           2,156
NVIDIA*                                          44,900           1,992
Oracle Systems*                                 529,720           6,780
QUALCOMM*                                        96,810           3,644
Rational Software*                               84,240           1,334
RF Micro Devices*                                57,380           1,027
Siebel Systems*                                 276,160           9,006
Sun Microsystems*                               460,520           4,062
Teradyne*                                        42,760           1,686
Texas Instruments                               459,550          15,211
VERITAS Software*                               188,390           8,257
Xilinx*                                          57,960           2,310
                                                                -------
                                                                194,483
                                                                -------
MATERIALS - 1.3%
Air Products and Chemicals                       77,860           4,021
Alcoa                                            55,170           2,082
Ecolab                                           60,345           2,759
                                                                -------
                                                                  8,862
                                                                -------
TELECOMMUNICATION SERVICES - 0.8%
Qwest Communications International*             125,510           1,032
Sprint PCS Group*                               134,130           1,380
Verizon Communications                           71,470           3,263
                                                                -------
                                                                  5,675
                                                                -------

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       57)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

LARGE CAP GROWTH FUND (CONCLUDED)

DESCRIPTION                                     SHARES      VALUE (000)
-----------------------------------------------------------------------
UTILITIES - 0.6%
El Paso*                                        24,310         $  1,070
Mirant*                                        182,110            2,632
                                                               --------
                                                                  3,702
                                                               --------
TOTAL COMMON STOCKS                                             643,191
                                                               --------
RELATED PARTY MONEY MARKET FUND - 2.4%
First American Prime Obligations Fund (A)   15,803,065           15,803
                                                               --------
TOTAL RELATED PARTY MONEY MARKET FUND                            15,803
                                                               --------
TOTAL INVESTMENTS - 100.0%
   (Cost $667,649)                                              658,994
                                                               --------
OTHER ASSETS AND LIABILITIES, NET - 0.0%                              4
                                                               --------
TOTAL NET ASSETS - 100.0%                                      $658,998
                                                               --------

* Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

LARGE CAP VALUE FUND

DESCRIPTION                                    SHARES     VALUE (000)
---------------------------------------------------------------------
COMMON STOCKS - 97.1%
CONSUMER DISCRETIONARY - 9.8%
AOL Time Warner*                              524,200         $12,397
Federated Department Stores*                  231,300           9,449
Ford Motor                                    398,491           6,571
Gannett                                        98,700           7,511
General Motors                                172,700          10,440
Liberty Media, Cl A                         1,008,800          12,751
Target                                        221,200           9,538
Tricon Global Restaurants*                    138,000           8,112
Viacom, Cl B*                                 156,800           7,584
Walt Disney                                   545,800          12,597
                                                              -------
                                                               96,950
                                                              -------
CONSUMER STAPLES - 8.5%
Albertson's                                   404,100          13,392
Coca-Cola                                     301,400          15,751
ConAgra                                       226,700           5,497
Kimberly-Clark                                 84,100           5,437
Kraft Foods*                                  319,100          12,333
Procter & Gamble                              248,300          22,369
Sysco                                         311,400           9,286
                                                              -------
                                                               84,065
                                                              -------
ENERGY - 8.7%
Anadarko Petroleum                            131,700           7,433
Baker Hughes                                  145,700           5,573
ChevronTexaco                                 212,000          19,137
Exxon Mobil                                   957,400          41,963
Phillips Petroleum                            201,400          12,648
                                                              -------
                                                               86,754
                                                              -------
FINANCIALS - 30.2%
Allstate                                      204,300           7,716
American Express                              346,100          14,176
American International Group                  271,000          19,550
Bank of America                               251,300          17,093
Bank One                                      272,900          11,402
Charles Schwab                                273,700           3,583
Citigroup                                     863,602          42,766
Comerica                                      141,800           8,872
Equity Office Properties Trust                235,900           7,075
Fannie Mae                                    181,900          14,530
Fleet Boston Financial                        368,001          12,880
Hartford Financial Services Group             158,000          10,763
Household International                       168,800           9,588
J P Morgan Chase                              653,200          23,287
Lincoln National                              163,400           8,289
Mellon Financial                              262,900          10,145
MGIC Investment                                85,500           5,851
Morgan Stanley Dean Witter                    344,600          19,749
St. Paul Companies                            199,400           9,142
Travelers Property Casualty                    57,400           1,148
Wachovia                                      272,900          10,119
Washington Mutual                             329,200          10,906
Wells Fargo                                   417,000          20,600
                                                              -------
                                                              299,230
                                                              -------

The accompanying notes are an integral part of the financial statements.

(58     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                    SHARES     VALUE (000)
---------------------------------------------------------------------
HEALTH CARE - 5.4%
Abbott Laboratories                           139,100        $  7,317
Bristol-Myers Squibb                          187,800           7,604
CIGNA                                          74,950           7,599
HCA                                           177,000           7,802
Johnson & Johnson                             132,000           8,573
Merck                                         262,400          15,109
                                                             --------
                                                               54,004
                                                             --------
INDUSTRIALS - 7.6%
Boeing                                        209,300          10,099
Caterpillar                                   106,400           6,049
Delta Air Lines                               137,500           4,499
Masco                                         455,200          12,495
Minnesota Mining & Manufacturing              125,350          14,417
Northrop Grumman                               66,600           7,529
Union Pacific                                 124,300           7,724
United Technologies                           162,600          12,065
                                                             --------
                                                               74,877
                                                             --------
INFORMATION TECHNOLOGY - 8.5%
Cisco Systems*                                632,400          10,707
Compaq Computer                               465,700           4,867
Computer Sciences*                            110,200           5,593
Electronic Data Systems                       168,000           9,742
Hewlett-Packard                               382,100           6,855
International Business Machines                66,256           6,891
Intel                                         164,100           4,990
Micron Technology*                            238,300           7,840
Microsoft*                                    250,500          15,108
Motorola                                      810,700          11,512
                                                             --------
                                                               84,105
                                                             --------
MATERIALS - 5.2%
Alcoa                                         268,300          10,126
Dow Chemical                                  394,300          12,901
E.I. du Pont de Nemours                       263,500          12,424
International Paper                           234,600          10,090
Praxair                                        99,500           5,950
                                                             --------
                                                               51,491
                                                             --------
TELECOMMUNICATION SERVICES - 7.1%
AT&T                                        1,015,200          15,939
BellSouth                                     358,400          13,211
SBC Communications                            464,926          17,407
Verizon Communications                        425,712          19,434
WorldCom*                                     623,500           4,202
                                                             --------
                                                               70,193
                                                             --------
UTILITIES - 6.1%
Cinergy                                       146,600           5,241
Duke Energy                                   350,000          13,230
El Paso*                                      159,600           7,027
FPL Group                                     131,800           7,849
Public Service Enterprises                    168,000           7,694
TXU                                           197,300          10,755
Xcel Energy                                   360,100           9,129
                                                             --------
                                                               60,925
                                                             --------
TOTAL COMMON STOCKS                                           962,594
                                                             --------

LARGE CAP VALUE FUND (CONCLUDED)

DESCRIPTION                                    SHARES     VALUE (000)
---------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 2.3%
First American Prime Obligations Fund (A)  22,883,178        $ 22,883
                                                             --------
TOTAL RELATED PARTY MONEY MARKET FUND                          22,883
                                                             --------
TOTAL INVESTMENTS - 99.4%
   (Cost $930,365)                                            985,477
                                                             --------
OTHER ASSETS AND LIABILITIES, NET - 0.6%                        6,364
                                                             --------
TOTAL NET ASSETS - 100.0%                                    $991,841
                                                             --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       59)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

RELATIVE VALUE FUND

DESCRIPTION                                    SHARES      VALUE (000)
----------------------------------------------------------------------
COMMON STOCKS - 95.7%
CONSUMER DISCRETIONARY - 4.6%
General Motors                                 65,000         $  3,929
Johnson Controls                               50,000            4,415
McDonald's                                    147,000            4,079
Target                                         43,900            1,893
Walt Disney                                   226,200            5,221
Whirlpool                                     100,000            7,555
                                                              --------
                                                                27,092
                                                              --------
CONSUMER STAPLES - 10.5%
Albertson's                                    91,000            3,016
Coca-Cola                                     109,000            5,696
Gillette                                      230,000            7,822
Kimberly-Clark                                 48,000            3,103
Philip Morris                                 350,000           18,435
Procter & Gamble                              260,000           23,423
                                                              --------
                                                                61,495
                                                              --------
ENERGY - 11.7%
BP, ADR                                       114,800            6,096
ChevronTexaco                                 231,000           20,852
Exxon Mobil                                   669,864           29,360
Marathon Oil                                   30,000              864
Phillips Petroleum                             40,100            2,518
Royal Dutch Petroleum, ADR                    156,000            8,474
                                                              --------
                                                                68,164
                                                              --------
FINANCIALS - 28.4%
American Express                              225,000            9,216
American International Group                  120,000            8,657
Bank of America                               173,000           11,767
Bank of New York                              300,000           12,606
Chubb                                          18,800            1,374
Cincinnati Financial                          170,000            7,422
Citigroup                                     515,800           25,542
Fannie Mae                                     96,500            7,708
First Financial Bancorp                        15,865              249
First Tennessee National                      165,000            5,783
J P Morgan Chase                              229,600            8,185
KeyCorp                                       300,000            7,995
Mellon Financial                              200,000            7,718
Morgan Stanley Dean Witter                    115,600            6,625
National City                                 115,000            3,537
North Fork Bancorporation                     160,000            5,690
PNC Financial Services                        100,000            6,149
TCF Financial                                 100,000            5,261
Union Planters                                250,000           11,848
Washington Mutual                              94,500            3,131
Wells Fargo                                   189,000            9,337
                                                              --------
                                                               165,800
                                                              --------
HEALTH CARE - 8.0%
Bristol-Myers Squibb                          115,000            4,656
CIGNA                                          30,000            3,042
GlaxoSmithKline, ADR                          135,000            6,345
HCA                                           101,000            4,452
Johnson & Johnson                              77,500            5,034
Merck                                         170,000            9,789
Wyeth                                         200,000           13,130
                                                              --------
                                                                46,448
                                                              --------

RELATIVE VALUE FUND (CONCLUDED)

DESCRIPTION                                    SHARES      VALUE (000)
----------------------------------------------------------------------
INDUSTRIALS - 7.6%
Boeing                                        127,000         $  6,128
Caterpillar                                    11,600              659
Delta Air Lines                                21,000              687
Emerson Electric                               44,600            2,560
General Electric                              300,000           11,235
Honeywell International                       240,625            9,209
Masco                                         268,000            7,357
Minnesota Mining & Manufacturing               28,500            3,278
Union Pacific                                  24,200            1,504
United Technologies                            26,800            1,989
                                                              --------
                                                                44,606
                                                              --------
INFORMATION TECHNOLOGY - 11.3%
International Business Machines               275,000           28,600
Intel                                         800,000           24,328
Microsoft*                                    170,000           10,253
Motorola                                      195,900            2,782
                                                              --------
                                                                65,963
                                                              --------
MATERIALS - 3.6%
Alcoa                                          94,300            3,559
Dow Chemical                                  224,000            7,329
E.I. du Pont de Nemours                       121,000            5,705
International Paper                           100,000            4,301
                                                              --------
                                                                20,894
                                                              --------
TELECOMMUNICATION SERVICES - 5.4%
BellSouth                                     206,600            7,615
SBC Communications                            276,400           10,348
Verizon Communications                        300,540           13,720
                                                              --------
                                                                31,683
                                                              --------
UTILITIES - 4.6%
Cinergy                                       250,000            8,938
Duke Energy                                   200,000            7,560
TXU                                           190,000           10,357
                                                              --------
                                                                26,855
                                                              --------
TOTAL COMMON STOCKS                                            559,000
                                                              --------
RELATED PARTY MONEY MARKET FUND - 5.1%
First American Prime Obligations Fund (A)  29,812,054           29,812
                                                              --------
TOTAL RELATED PARTY MONEY MARKET FUND
                                                                29,812
                                                              --------
TOTAL INVESTMENTS - 100.8%
   (Cost $396,105)                                             588,812
                                                              --------
OTHER ASSETS AND LIABILITIES, NET - (0.8)%                      (4,678)
                                                              --------
TOTAL NET ASSETS - 100.0%                                     $584,134
                                                              --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

(60     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                 (This page has been left blank intentionally.)

                                                                             61)

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                                 CAPITAL     LARGE CAP      LARGE CAP
                                                                             GROWTH FUND     CORE FUND    GROWTH FUND
                                                                           -------------   -----------   ------------
ASSETS:
Investments in securities, at cost                                           $ 196,272      $ 320,675     $  667,649
==========================================================================   =========      =========     ==========
Investments in securities, at value                                          $ 235,114      $ 393,644     $  658,994
Cash                                                                                --            425            567
Collateral for securities loaned, at value                                      60,662        141,852        206,132
Dividends and interest receivable                                                  200            355            527
Capital shares sold                                                                 80            429            788
Receivable for securities sold                                                      --             --             --
Prepaid expenses and other assets                                                   85             53            106
--------------------------------------------------------------------------   ---------      ---------     ----------
TOTAL ASSETS                                                                   296,141        536,758        867,114
==========================================================================   =========      =========     ==========
LIABILITIES:
Capital shares redeemed                                                            240            239          1,452
Payable upon return of securities loaned                                        60,662        141,852        206,132
Payable for securities purchased                                                    --          2,139             --
Payable to affiliates                                                              180            289            477
Distribution and shareholder servicing fees                                         15             10             41
Written options, at value                                                          140             --             --
Accrued expenses and other liabilities                                               7              6             14
--------------------------------------------------------------------------   ---------      ---------     ----------
TOTAL LIABILITIES                                                               61,244        144,535        208,116
==========================================================================   =========      =========     ==========
NET ASSETS                                                                   $ 234,897      $ 392,223     $  658,998
==========================================================================   =========      =========     ==========
COMPOSITION OF NET ASSETS:
Paid in capital                                                              $ 228,604      $ 373,790     $  798,906
Accumulated net investment income (loss)                                          (351)           (21)          (652)
Accumulated net realized (loss)                                                (32,265)       (54,515)      (130,601)
Unrealized appreciation (depreciation) of investments                           38,842         72,969         (8,655)
Unrealized appreciation of options written                                          67             --             --
--------------------------------------------------------------------------   ---------      ---------     ----------
NET ASSETS                                                                   $ 234,897      $ 392,223     $  658,998
==========================================================================   =========      =========     ==========
CLASS A:
Net assets                                                                   $   8,730      $  36,537     $   81,631
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)           551          1,348          8,137
Net asset value and redemption price per share                               $   15.85      $   27.11     $    10.03
Maximum offering price per share (A)                                         $   16.77      $   28.69     $    10.61
CLASS B:
Net assets                                                                   $  46,498      $   3,713     $   18,333
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)         2,964            140          1,910
Net asset value and offering price per share (C)                             $   15.69      $   26.47     $     9.60
CLASS C:
Net assets                                                                   $      29      $     644     $   14,953
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)             2             24          1,528
Net asset value per share (C)                                                $   15.81      $   27.03     $     9.79
Maximum offering price per share (B)                                         $   15.97      $   27.30     $     9.89
CLASS S:
Net assets                                                                   $  14,344      $   2,278     $       47
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)           905             84              5
Net asset value, offering price, and redemption price per share              $   15.85      $   27.12     $    10.03
CLASS Y:
Net assets                                                                   $ 165,296      $ 349,051     $  544,034
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)        10,356         12,612         53,521
Net asset value, offering price, and redemption price per share              $   15.96      $   27.68     $    10.16
--------------------------------------------------------------------------   ---------      ---------     ----------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.
(D)  Less than 500 shares.

The accompanying notes are an integral part of the financial statements.

(62     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

      LARGE CAP      RELATIVE
     VALUE FUND    VALUE FUND
---------------   -----------
   $ 930,365        $396,105
   =========        ========
   $ 985,477        $588,812
          --              --
     251,129         126,188
       1,334             819
       1,325              54
      18,454          13,203
          36              39
   ---------        --------
   1,257,755         729,115
   =========        ========

       4,739             855
     251,129         126,188
       9,029          17,481
         888             418
          60              26
          --              --
          69              13
   ---------        --------
     265,914         144,981
   =========        ========
   $ 991,841        $584,134
   =========        ========

   $1,003,698       $387,828
          98             (88)
     (67,067)          3,687
      55,112         192,707
          --              --
   ----------       --------
   $ 991,841        $584,134
   ==========       ========

   $  94,165        $ 35,332
       5,376           1,357
   $   17.52        $  26.04
   $   18.54        $  27.56

   $  39,598        $ 12,920
       2,300             498
   $   17.22        $  25.95

   $  11,516        $     81
         661               3
   $   17.42        $  25.99
   $   17.60        $  26.25

   $       1        $ 37,875
          --(D)        1,456
   $   17.52        $  26.01

   $ 846,561        $497,926
      48,197          19,099
   $   17.56        $  26.07
   ----------       --------

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       63)

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                                 CAPITAL        LARGE CAP        LARGE CAP
                                                                             GROWTH FUND        CORE FUND      GROWTH FUND
                                                                           -------------   --------------   --------------
INVESTMENT INCOME:
Interest                                                                     $     57        $    306         $     90
Dividends                                                                         870           1,688            2,695
Less: Foreign taxes withheld                                                       (2)             (5)              (6)
Securities lending                                                                 24              53              138
Other                                                                               5              --                7
--------------------------------------------------------------------------   ----------      ----------       ----------
TOTAL INVESTMENT INCOME                                                           954           2,042            2,924
==========================================================================   ==========      ==========       ==========
EXPENSES:
Investment advisory fees                                                          745           1,239            2,379
Administrator and fund accounting fees                                            266             441              841
Transfer agent fees and expenses                                                  115              96              237
Custodian fees                                                                     11              19               37
Directors' fees                                                                     1               1                2
Registration fees                                                                   9              20               25
Professional fees                                                                   2               3               10
Printing                                                                            7               7               12
Distribution and shareholder servicing fees - Class A                              11              45              111
Distribution and shareholder servicing fees - Class B                             244              16               96
Distribution and shareholder servicing fees - Class C                              --               2               74
Shareholder servicing fees - Class S                                               18               3               --
Other                                                                               2               3                9
--------------------------------------------------------------------------   ----------      ----------       ----------
TOTAL EXPENSES                                                                  1,431           1,895            3,833
==========================================================================   ==========      ==========       ==========
Less: Waiver of expenses                                                         (126)           (111)            (257)
--------------------------------------------------------------------------   ----------      ----------       ----------
TOTAL NET EXPENSES                                                              1,305           1,784            3,576
==========================================================================   ==========      ==========       ==========
INVESTMENT INCOME (LOSS) - NET                                                   (351)            258             (652)
==========================================================================   ==========      ==========       ==========
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND OPTIONS WRITTEN - NET:
Net realized gain (loss) on investments                                       (17,672)        (19,239)         (82,166)
Net realized gain on options written                                              345              --               --
Net change in unrealized appreciation or depreciation of investments           32,079          58,828          138,990
Net change in unrealized appreciation or depreciation of options written          273              --               --
--------------------------------------------------------------------------   ----------      ----------       ----------
NET GAIN ON INVESTMENTS                                                        15,025          39,589           56,824
==========================================================================   ==========      ==========       ==========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 14,674        $ 39,847         $ 56,172
==========================================================================   ==========      ==========       ==========

The accompanying notes are an integral part of the financial statements.

(64     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

      LARGE CAP      RELATIVE
     VALUE FUND    VALUE FUND
   ------------   -----------

   $     302       $   365
        9,325         5,204
           --           (20)
          145             7
           41            --
    ---------       -------
        9,813         5,556
    =========       =======

        3,507         1,637
        1,238           580
          208            96
           54            25
            2             1
           49            18
           13             4
           17             8
          120            43
          199            63
           56            --
           --            48
            6             3
    ---------       -------
        5,469         2,526
    =========       =======
         (263)         (105)
    ---------       -------
        5,206         2,421
    =========       =======
        4,607         3,135
    =========       =======

      (39,337)        3,686
           --            --
      142,474        39,245
           --            --
    ---------       -------
      103,137        42,931
    =========       =======
    $ 107,744       $46,066
    =========       =======

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       65)

STATEMENTS OF Changes in Net Assets in thousands

                                                                 CAPITAL                           LARGE CAP             LARGE CAP
                                                             GROWTH FUND                           CORE FUND           GROWTH FUND
                                      ----------------------------------  ----------------------------------  --------------------
                                        10/1/01     11/1/00     12/1/99     10/1/01     11/1/00     11/1/99     10/1/01    10/1/00
                                             to          to          to          to          to          to          to         to
                                        3/31/02     9/30/01    10/31/00     3/31/02     9/30/01    10/31/00     3/31/02    9/30/01
                                      ----------  ---------- -----------  ----------  ----------  ----------  ---------- ---------
                                     (unaudited)                         (unaudited)                         (unaudited)
OPERATIONS:
Investment income (loss) - net        $    (351)  $  (1,267)  $    (698)  $     258   $     651   $    (500)  $    (652)  $  (1,357)
Net realized gain (loss) on
 investments                            (17,672)    (13,666)      8,295     (19,239)    (34,753)     43,914     (82,166)    (48,470)
Net realized gain on options written        345         653         721          --          --          --          --          --
Net change in unrealized
 appreciation or depreciation
 of investments                          32,079    (128,509)     16,005      58,828    (145,446)     25,284     138,990    (668,727)
Net change in unrealized
 appreciation or depreciation
 of options written                         273         (32)         --          --          --          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Net increase (decrease)
 in net assets resulting
 from operations                         14,674    (142,821)     24,323      39,847    (179,548)     68,698      56,172    (718,554)
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                    --          --          --         (68)         (1)         --          --          --
  Class B                                    --          --          --          (4)         --          --          --          --
  Class C                                    --          --          --          --          --          --          --          --
  Class S                                    --          --          --          (5)         --          --          --          --
  Class Y                                    --          --          --        (838)         --          --          --          --
Net realized gain on
 investments (3):
  Class A                                    --         (35)         --          --      (5,730)     (2,451)         --     (19,676)
  Class B                                    --      (2,742)         --          --        (180)        (42)         --      (3,619)
  Class C                                    --          --          --          --          --          --          --      (1,789)
  Class S                                    --          --          --          --          --          --          --          --
  Class Y                                    --      (6,486)         --          --     (37,412)    (15,710)         --    (105,864)
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total distributions                          --      (9,263)         --        (915)    (43,323)    (18,203)         --    (130,948)
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                       248      10,361       1,271       1,889       4,047      11,023      11,654      34,551
  Reinvestment of distributions              --          33          --          65       5,442       2,404          --      18,276
  Payments for redemptions                 (786)       (555)        (51)     (3,434)     (8,246)    (16,087)    (22,101)    (54,251)
  Shares issued in connection
   with the acquisition of
   Fund net assets                           --          --          --          --       7,198          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net
 assets from Class A
 transactions                              (538)      9,839       1,220      (1,480)      8,441      (2,660)    (10,447)     (1,424)
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Class B
  Proceeds from sales                       977       5,361      17,835         625       1,354       1,376       1,240       5,614
  Reinvestment of distributions              --       2,706          --           3         175          40          --       3,526
  Payments for redemptions               (4,078)    (20,732)    (15,602)       (188)       (458)       (750)     (2,170)     (4,613)
  Shares issued in connection
   with the acquisition of
   Fund net assets                           --          --          --          --       1,949          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net
 assets from Class B transactions        (3,101)    (12,665)      2,233         440       3,020         666        (930)      4,527
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Class C
  Proceeds from sales                        31          --          --         641          --          --       3,082      11,240
  Reinvestment of distributions              --          --          --          --          --          --          --       1,780
  Payments for redemptions                   --          --          --          --          --          --      (2,226)     (3,632)
  Shares issued in connection
   with the acquisition of
   Fund net assets                           --          --          --          --          --          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase in net assets from
 Class C transactions                        31          --          --         641          --          --         856       9,388
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Class S (2)
  Proceeds from sales                     3,730      15,649          --         861       1,840          --          47          --
  Reinvestment of distributions              --          --          --           4          --          --          --          --
  Payments for redemptions               (2,403)     (1,217)         --      (1,656)     (1,949)         --          --          --
  Shares issued in connection
   with the acquisition of Fund
   net assets                                --          --          --          --       4,274          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net
 assets from Class S
 transactions                             1,327      14,432          --        (791)      4,165          --          47          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Class Y (2)
  Proceeds from sales                    44,373      56,423      65,691      51,239     184,099     265,505      69,882     327,720
  Reinvestment of distributions              --       3,588          --         502      30,075      12,621          --      51,487
  Payments for redemptions              (20,412)    (62,432)    (28,670)    (53,559)   (124,828)   (289,538)   (167,341)   (205,925)
  Shares issued in connection
   with the acquisition of
   Fund net assets                           --          --          --          --      82,317          --          --          --
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net
 assets from Class Y transactions        23,961      (2,421)     37,021      (1,818)    171,663     (11,412)    (97,459)    173,282
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Increase (decrease) in net
 assets from capital share
 transactions                            21,680       9,185      40,474      (3,008)    187,289     (13,406)   (107,933)    185,773
------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Total increase (decrease) in
 net assets                              36,354    (142,899)     64,797      35,924     (35,582)     37,089     (51,761)   (663,729)
NET ASSETS AT BEGINNING OF PERIOD       198,543     341,442     276,645     356,299     391,881     354,792     710,759   1,374,488
====================================  =========   =========   =========   =========   =========   =========   =========   =========
NET ASSETS AT END OF PERIOD           $ 234,897   $ 198,543   $ 341,442   $ 392,223   $ 356,299   $ 391,881   $ 658,998   $ 710,759
====================================  =========   =========   =========   =========   =========   =========   =========   =========
ACCUMULATED NET INVESTMENT
 INCOME (LOSS) AT END OF PERIOD       $    (351)  $      --   $      --   $     (21)  $     636   $      (5)  $    (652)  $      --
====================================  =========   =========   =========   =========   =========   =========   =========   =========

(1) See Note 4 in the notes to the financial statements for additional information.
(2) On September 24, 2001, Institutional Class and Class Y of Large Cap Core Fund, Relative Value Fund, and Capital Growth Fund were redesignated as Class Y and Class S, respectively.
(3) Includes distributions in excess of net realized gains of $10,903, $622, and $1,930 for the period ended September 30, 2001, for the Large Cap Value Fund, Large Cap Core Fund, and Capital Growth Fund, respectively.

The accompanying notes are an integral part of the financial statements.

(66     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                        LARGE CAP                                      RELATIVE
                       VALUE FUND                                    VALUE FUND
---------------------------------  --------------------------------------------
          10/1/01         10/1/00          10/1/01       11/1/00        12/1/99
               to              to               to            to             to
          3/31/02         9/30/01          3/31/02       9/30/01       10/31/00
-----------------  --------------  ---------------  ------------  -------------
   (unaudited)                        (unaudited)
  $     4,607        $   13,950     $      3,135     $    4,626    $    4,761

      (39,337)          (16,926)           3,686          6,186         4,418
           --                --               --             --            --

      142,474          (171,917)          39,245        (87,060)       (8,477)

           --                --               --             --            --
  -----------        ----------     ------------     ----------    ----------

      107,744          (174,893)          46,066        (76,248)          702
  -----------        ----------     ------------     ----------    ----------

         (343)           (1,040)            (192)          (320)         (347)
          (13)             (101)             (24)           (31)         (112)
             (3)            (19)              --             --            --
           --                --             (217)          (136)           --
       (4,500)          (12,725)          (2,833)        (4,523)       (4,550)

           --           (12,851)            (489)          (301)           --
           --            (4,647)            (180)          (110)           --
           --              (613)              --             --            --
           --                --             (572)            --            --
           --          (109,515)          (4,956)        (3,303)           --
  -------------      ----------     ------------     ----------    ----------
       (4,859)         (141,511)          (9,463)        (8,724)       (5,009)
  -------------      ----------     ------------     ----------    ----------

        5,349            17,226              958          2,998         3,059
          323            13,117              668            607           338
      (14,401)          (44,963)          (2,241)        (6,427)      (14,897)

           --                --               --             --            --
  -------------      ----------     ------------     ----------    ----------

       (8,729)          (14,620)            (615)        (2,822)      (11,500)
  -------------      ----------     ------------     ----------    ----------

        1,401             3,257              464          1,352         4,374
           12             4,693              203            141           111
       (3,523)           (8,196)            (799)        (2,499)       (3,112)

           --                --               --             --            --
  -------------      ----------     ------------     ----------    ----------

       (2,110)             (246)            (132)        (1,006)        1,373
  -------------      ----------     ------------     ----------    ----------

        1,683             7,663               89             --            --
            3               632               --             --            --
       (1,305)           (2,374)             (10)            --            --

           --                --               --             --            --
  -------------      ----------     ------------     ----------    ----------

          381             5,921               79             --            --
  -------------      ----------     ------------     ----------    ----------

            1                --            6,503         39,284            --
           --                --              778            133            --
           --                --           (6,402)        (1,728)           --

           --                --               --             --            --
  -------------      ----------     ------------     ----------    ----------

            1                --              879         37,689            --
  -------------      ----------     ------------     ----------    ----------

       86,357           269,455          160,471         65,681       102,464
        2,410            87,684            5,016          4,955         2,986
     (301,857)         (300,433)         (42,035)      (121,758)     (100,222)

           --                --               --             --            --
  -------------      ----------     ------------     ----------    ----------

     (213,090)           56,706          123,452        (51,122)        5,228
  -------------      ----------     ------------     ----------    ----------

     (223,547)           47,761          123,663        (17,261)       (4,899)
  -------------      ----------     ------------     ----------    ----------

     (120,662)         (268,643)         160,266       (102,233)       (9,206)
    1,112,503         1,381,146          423,868        526,101       535,307
  =============      ==========     ============     ==========    ==========

  $   991,841        $1,112,503     $    584,134     $  423,868    $  526,101
  =============      ==========     ============     ==========    ==========

  $        98        $      350     $        (88)    $       43    $      439
  =============      ==========     ============     ==========    ==========

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       67)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                          REALIZED AND
                             NET ASSET                      UNREALIZED     DIVIDENDS
                                 VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                             BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                             OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                           -----------  ---------------  -------------  ------------  --------------
CAPITAL GROWTH FUND (9)
Class A
 2002 (12)                  $  14.68        $ (0.03)       $   1.20       $    --        $    --
 2001 (1)                      25.92          (0.09)         (10.44)           --          (0.71)
 2000 (3) (10)                 26.95          (0.03)          (1.00)           --             --
Class B
 2002 (12)                  $  14.59        $ (0.10)       $   1.20       $    --        $    --
 2001 (1)                      25.92          (0.21)         (10.41)           --          (0.71)
 2000 (3)                      23.89          (0.10)           2.13            --             --
 1999                          19.52          (0.04)           4.88         (0.02)         (0.45)
 1998                          17.17           0.02            3.32         (0.03)         (0.96)
 1997                          15.17           0.19            2.97         (0.14)         (1.02)
Class C
 2002 (12)                  $  14.68        $ (0.05)       $   1.18       $    --        $    --
 2001 (6)                      14.32             --            0.36            --             --
Class S
 2002 (12)                  $  14.69        $ (0.03)       $   1.19       $    --        $    --
 2001 (8)                      24.01          (0.08)          (9.24)           --             --
Class Y
 2002 (12)                  $  14.77        $ (0.01)       $   1.20       $    --        $    --
 2001 (1)                      26.01          (0.05)         (10.48)           --          (0.71)
 2000 (3)                      23.90          (0.03)           2.14            --             --
 1999                          19.51           0.07            4.83         (0.06)         (0.45)
 1998                          17.18           0.06            3.30         (0.07)         (0.96)
 1997                          16.46           0.03            0.73         (0.04)            --
---------                   --------        -------        --------       -------        -------
LARGE CAP CORE FUND (11)
Class A
 2002 (2) (12)              $  24.44        $ (0.01)       $   2.73       $ (0.05)       $    --
 2001 (1) (2)                  43.33          (0.01)         (14.00)           --          (4.88)
 2000 (2)                      37.96          (0.15)           7.55            --          (2.03)
 1999 (2)                      35.72          (0.12)           6.42         (0.02)         (4.04)
 1998 (2)                      35.27          (0.02)           5.66         (0.02)         (5.17)
 1997                          30.32          (0.05)           6.30            --          (1.30)
Class B
 2002 (2) (12)              $  23.94        $ (0.11)       $   2.67       $ (0.03)       $    --
 2001 (1) (2)                  42.80          (0.22)         (13.76)           --          (4.88)
 2000 (2)                      37.78          (0.47)           7.52            --          (2.03)
 1999 (2)                      36.92          (0.29)           1.15            --             --
Class C
 2002 (2) (12)              $  24.44        $ (0.11)       $   2.74       $ (0.04)       $    --
 2001 (2) (4)                  23.75             --            0.69            --             --
Class S
 2002 (2) (12)              $  24.45        $ (0.01)       $   2.73       $ (0.05)       $    --
 2001 (2) (5)                  35.53          (0.01)         (11.07)           --             --
Class Y
 2002 (2) (12)              $  24.93        $  0.02        $   2.80       $ (0.07)       $    --
 2001 (1) (2)                  44.00           0.06          (14.25)           --          (4.88)
 2000 (2)                      38.42          (0.04)           7.65            --          (2.03)
 1999 (2)                      36.05          (0.02)           6.47         (0.04)         (4.04)
 1998 (2)                      35.48           0.07            5.70         (0.03)         (5.17)
 1997                          30.43           0.04            6.31            --          (1.30)
---------                   --------        -------        --------       -------        -------

(1) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)  Per share data calculated using average shares outstanding method.
(3) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(4) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(8) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) The financial highlights for the Capital Growth Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Growth Fund. The assets of the Firstar Fund were acquired by the First American Capital Growth Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Growth Fund were exchanged for Class A shares of the First American Capital Growth Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(10) Class of shares have been offered since March 31, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(11) The financial highlights for the Large Cap Core Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Core Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Core Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(12) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(68     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
      PERIOD    RETURN (7)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  ------------------  ----------
  $  15.85         7.90%       $  8,730          1.15%           (0.32)%         1.26%            (0.43)%          31%
     14.68       (41.57)          8,598          1.39            (0.55)          1.56             (0.72)           38
     25.92        (3.82)          1,177          1.40            (0.75)          1.49             (0.84)           35

  $  15.69         7.54%       $ 46,498          1.90%           (1.07)%         2.01%            (1.18)%          31%
     14.59       (41.97)         46,103          2.07            (1.19)          2.19             (1.31)           38
     25.92         8.50         100,689          1.38            (0.40)          1.48             (0.50)           35
     23.89        25.26          90,468          1.36            (0.08)          1.52             (0.24)           28
     19.52        20.76          66,478          1.34             0.12           1.54             (0.08)           48
     17.17        22.65          45,025          1.09             0.86           1.29              0.66            60

  $  15.81         7.62%       $     29          1.90%           (0.98)%         2.01%            (1.09)%          31%
     14.68         2.58              --          0.00             0.00           0.00              0.00            38

  $  15.85         7.90%       $ 14,344          1.15%           (0.32)%         1.26%            (0.43)%          31%
     14.69       (38.82)         11,881          1.39            (0.55)          1.60             (0.76)           38

  $  15.96         8.06%       $165,296          0.90%           (0.07)%         1.01%            (0.18)%          31%
     14.77       (41.46)        131,961          1.14            (0.27)          1.26             (0.39)           38
     26.01         8.83         239,576          1.13            (0.15)          1.23             (0.25)           35
     23.90        25.61         186,177          1.11             0.17           1.27              0.01            28
     19.51        20.91         121,475          1.09             0.37           1.29              0.17            48
     17.18         4.59         109,087          1.06             0.68           1.26              0.48            60
  --------       ------        --------          ----            -----           ----             -----            --

  $  27.11        11.09%       $ 36,537          1.15%           (0.08)%         1.21%            (0.14)%          22%
     24.44       (35.83)         34,330          1.20            (0.04)          1.24             (0.08)           40
     43.33        19.92          51,232          1.20            (0.35)          1.21             (0.36)           60
     37.96        17.92          47,238          1.19            (0.31)          1.20             (0.32)           59
     35.72        18.58          38,213          1.14            (0.05)          1.21             (0.12)           52
     35.27        21.30          25,043          1.14            (0.16)          1.21             (0.23)           62

  $  26.47        10.68%       $  3,713          1.90%           (0.83)%         1.96%            (0.89)%          22%
     23.94       (36.28)          2,954          1.93            (0.79)          1.97             (0.83)           40
     42.80        19.06           1,483          1.95            (1.10)          1.96             (1.11)           60
     37.78         2.33             722          1.96            (1.17)          1.97             (1.18)           59

  $  27.03        10.71%       $    644          1.90%           (0.81)%         1.96%            (0.87)%          22%
     24.44         2.95              --          0.00             0.00           0.00              0.00            40

  $  27.12        11.08%       $  2,278          1.15%           (0.08)%         1.21%            (0.14)%          22%
     24.45       (31.16)          2,802          1.18            (0.03)          1.22             (0.07)           40

  $  27.68        11.30%       $349,051          0.90%            0.17%          0.96%             0.11%           22%
     24.93       (35.70)        316,213          0.94             0.20           0.98              0.16            40
     44.00        20.24         339,166          0.95            (0.10)          0.96             (0.11)           60
     38.42        18.18         306,832          0.94            (0.06)          0.95             (0.07)           59
     36.05        18.89         197,798          0.89             0.20           0.96              0.13            52
     35.48        21.56         181,650          0.89             0.09           0.96              0.02            62
  --------       ------        --------          ----            -----           ----             -----            --

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       69)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                       REALIZED AND
                          NET ASSET                      UNREALIZED     DIVIDENDS
                              VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                          BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                          OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                        -----------  ---------------  -------------  ------------  --------------
LARGE CAP GROWTH FUND
Class A
 2002 (1) (5)             $  9.33        $ (0.02)       $   0.72       $    --        $    --
 2001 (1)                   21.55          (0.04)         (10.11)           --          (2.07)
 2000                       19.75          (0.09)           4.87            --          (2.98)
 1999                       16.25           0.02            5.39         (0.03)         (1.88)
 1998                       17.63           0.09           (0.02)        (0.09)         (1.36)
 1997                       13.63           0.09            4.28         (0.10)         (0.27)
Class B
 2002 (1) (5)             $  8.96        $ (0.05)       $   0.69       $    --        $    --
 2001 (1)                   20.93          (0.14)          (9.76)           --          (2.07)
 2000                       19.38          (0.22)           4.75            --          (2.98)
 1999                       16.06           0.07            5.13            --          (1.88)
 1998                       17.47           0.03           (0.05)        (0.03)         (1.36)
 1997                       13.57           0.01            4.18         (0.02)         (0.27)
Class C
 2002 (1) (5)             $  9.14        $ (0.05)       $   0.70       $    --        $    --
 2001 (1)                   21.30          (0.14)          (9.95)           --          (2.07)
 2000                       19.67          (0.09)           4.70            --          (2.98)
 1999 (3)                   18.56           0.01            1.11         (0.01)            --
Class S
 2002 (1) (5)             $  9.33        $ (0.02)       $   0.72       $    --        $    --
 2001 (1) (4)                9.07             --            0.26            --             --
Class Y
 2002 (1) (5)             $  9.44        $ (0.01)       $   0.73       $    --        $    --
 2001 (1)                   21.73          (0.01)         (10.21)           --          (2.07)
 2000                       19.84          (0.04)           4.91            --          (2.98)
 1999                       16.30           0.02            5.46         (0.06)         (1.88)
 1998                       17.64           0.13            0.02         (0.13)         (1.36)
 1997                       13.66           0.12            4.26         (0.13)         (0.27)
--------                  -------        -------        --------       -------        -------
LARGE CAP VALUE FUND
Class A
 2002 (1) (5)             $ 15.98        $  0.06        $   1.54       $ (0.06)       $    --
 2001 (1)                   20.59           0.16           (2.67)        (0.16)         (1.94)
 2000                       23.12           0.17            0.22         (0.17)         (2.75)
 1999                       22.39           0.19            4.44         (0.20)         (3.70)
 1998                       28.74           0.29           (2.59)        (0.29)         (3.76)
 1997                       22.59           0.33            7.90         (0.32)         (1.76)
Class B
 2002 (1) (5)             $ 15.71        $ (0.01)       $   1.52       $    --        $    --
 2001 (1)                   20.30           0.02           (2.63)        (0.04)         (1.94)
 2000                       22.87           0.05            0.18         (0.05)         (2.75)
 1999                       22.21           0.07            4.36         (0.07)         (3.70)
 1998                       28.55           0.13           (2.58)        (0.13)         (3.76)
 1997                       22.50           0.18            7.81         (0.18)         (1.76)
Class C
 2002 (1) (5)             $ 15.90        $ (0.01)       $   1.53       $    --        $    --
 2001 (1)                   20.51           0.02           (2.65)        (0.04)         (1.94)
 2000                       23.09           0.06            0.17         (0.06)         (2.75)
 1999 (3)                   22.79           0.08            0.30         (0.08)            --
Class S
 2002 (1) (5)             $ 15.97        $  0.05        $   1.56       $ (0.06)       $    --
 2001 (1) (4)               15.32             --            0.65            --             --
Class Y
 2002 (1) (5)             $ 16.02        $  0.08        $   1.54       $ (0.08)       $    --
 2001 (1)                   20.64           0.21           (2.68)        (0.21)         (1.94)
 2000                       23.17           0.23            0.21         (0.22)         (2.75)
 1999                       22.42           0.25            4.46         (0.26)         (3.70)
 1998                       28.75           0.35           (2.57)        (0.35)         (3.76)
 1997                       22.60           0.39            7.90         (0.38)         (1.76)
--------                  -------        -------        --------       -------        -------

(1)  Per share data calculated using average shares outstanding method.
(2) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3) Class of shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(70     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
      PERIOD    RETURN (2)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  ------------------  ----------
  $  10.03         7.50%      $   81,631         1.15%           (0.35)%         1.22%            (0.42)%          29%
      9.33       (51.45)          85,443         1.05            (0.32)          1.14             (0.41)           77
     21.55        25.74          208,556         1.05            (0.45)          1.14             (0.54)           47
     19.75        36.00          168,153         1.05            (0.05)          1.14             (0.14)           57
     16.25         0.61          140,948         1.05             0.56           1.11              0.50            38
     17.63        32.69           12,017         1.05             0.57           1.14              0.48            34

  $   9.60         7.14%      $   18,333         1.90%           (1.10)%         1.97%            (1.17)%          29%
      8.96       (51.79)          17,976         1.80            (1.06)          1.89             (1.15)           77
     20.93        24.84           36,272         1.80            (1.20)          1.89             (1.29)           47
     19.38        34.99           19,011         1.80            (0.83)          1.89             (0.92)           57
     16.06         0.09           11,177         1.80            (0.20)          1.86             (0.26)           38
     17.47        31.42            9,487         1.80            (0.18)          1.89             (0.27)           34

  $   9.79         7.11%      $   14,953         1.90%           (1.10)%         1.97%            (1.17)%          29%
      9.14       (51.78)          13,177         1.80            (1.04)          1.89             (1.13)           77
     21.30        24.89           17,538         1.80            (1.20)          1.89             (1.29)           47
     19.67         6.04              962         1.80            (1.09)          1.89             (1.18)           57

  $  10.03         7.50%      $       47         1.15%           (0.53)%         1.22%            (0.60)%          29%
      9.33         2.87               --         0.00             0.00           0.00              0.00            77

  $  10.16         7.63%      $  544,034         0.90%           (0.10)%         0.97%            (0.17)%          29%
      9.44       (51.31)         594,163         0.80            (0.06)          0.89             (0.15)           77
     21.73        26.13        1,112,122         0.80            (0.20)          0.89             (0.29)           47
     19.84        36.36          854,819         0.80             0.20           0.89              0.11            57
     16.30         1.07          680,143         0.80             0.82           0.86              0.76            38
     17.64        32.75          681,151         0.80             0.77           0.89              0.68            34
  --------       ------       ----------         ----            -----           ----             -----            --

  $  17.52        10.03%      $   94,165         1.15%            0.68%          1.20%             0.63%           37%
     15.98       (13.72)          94,064         1.05             0.88           1.15              0.78            64
     20.59         0.92          138,146         1.05            (0.45)          1.13             (0.53)           68
     23.12        21.93          177,251         1.05             0.82           1.15              0.72            61
     22.39        (8.77)         170,529         1.05             1.21           1.13              1.13            74
     28.74        38.82           50,381         1.05             1.14           1.14              1.05            57

  $  17.22         9.65%      $   39,598         1.90%           (0.07)%         1.95%            (0.12)%          37%
     15.71       (14.42)          38,108         1.80             0.13           1.90              0.03            64
     20.30         0.17           49,662         1.80            (1.20)          1.88             (1.28)           68
     22.87        21.07           61,711         1.80             0.07           1.90             (0.03)           61
     22.21        (9.37)          56,259         1.80             0.41           1.88              0.33            74
     28.55        37.71           53,420         1.80             0.39           1.89              0.30            57

  $  17.42         9.59%      $   11,516         1.90%           (0.07)%         1.95%            (0.12)%          37%
     15.90       (14.36)          10,141         1.80             0.12           1.90              0.02            64
     20.51         0.17            6,551         1.80            (1.20)          1.88             (1.28)           68
     23.09         1.65            1,398         1.80             0.00           1.90             (0.10)           61

  $  17.52        10.11%      $        1         1.15%            0.55%          1.20%             0.50%           37%
     15.97         4.24               --         0.00             0.00           0.00              0.00            64

  $  17.56        10.15%      $  846,561         0.90%            0.92%          0.95%             0.87%           37%
     16.02       (13.53)         970,190         0.80             1.13           0.90              1.03            64
     20.64         1.17        1,186,787         0.80            (0.20)          0.88             (0.28)           68
     23.17        22.28        1,343,207         0.80             1.07           0.90              0.97            61
     22.42        (8.47)       1,253,845         0.80             1.40           0.88              1.32            74
     28.75        39.13        1,095,262         0.80             1.39           0.89              1.30            57
  --------       ------       ----------         ----            -----           ----             -----            --

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       71)

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                      REALIZED AND
                            NET ASSET                   UNREALIZED     DIVIDENDS
                                VALUE           NET          GAINS      FROM NET   DISTRIBUTIONS
                            BEGINNING    INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                            OF PERIOD        INCOME    INVESTMENTS        INCOME   CAPITAL GAINS
                          -----------  ------------  -------------  ------------  --------------
RELATIVE VALUE FUND (8)
Class A
 2002 (10)                 $  24.09      $  0.14        $  2.31       $ (0.14)       $ (0.36)
 2001 (2) (3)                 28.87         0.21          (4.55)        (0.23)         (0.21)
 2000 (4)                     29.10         0.20          (0.22)        (0.21)            --
 1999                         26.26         0.10           3.01         (0.16)         (0.11)
 1998                         23.48         0.11           3.66         (0.17)         (0.82)
 1997 (5)                     19.03         0.67           4.45         (0.28)         (0.39)
Class B
 2002 (10)                 $  24.01      $  0.02        $  2.31       $ (0.03)       $ (0.36)
 2001 (2) (3)                 28.78         0.04          (4.54)        (0.06)         (0.21)
 2000 (4)                     29.09         0.20          (0.30)        (0.21)            --
 1999                         26.28         0.16           2.94         (0.18)         (0.11)
 1998 (9)                     26.01         0.14           0.24         (0.11)            --
Class C
 2002 (10)                 $  24.09      $  0.07        $  2.29       $ (0.10)       $ (0.36)
 2001 (2) (6)                 23.27           --           0.82            --             --
Class S
 2002 (10)                 $  24.06      $  0.09        $  2.36       $ (0.14)       $ (0.36)
 2001 (2) (7)                 28.11         0.19          (3.99)        (0.25)            --
Class Y
 2002 (10)                 $  24.12      $  0.17        $  2.31       $ (0.17)       $ (0.36)
 2001 (2) (3)                 28.91         0.27          (4.56)        (0.29)         (0.21)
 2000 (4)                     29.12         0.26          (0.19)        (0.28)            --
 1999                         26.27         0.23           2.96         (0.23)         (0.11)
 1998                         23.49         0.18           3.65         (0.23)         (0.82)
 1997 (5)                     22.67         0.08           0.81         (0.07)            --
---------                  --------      -------        -------       -------        -------

(1) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(2)  Per share data calculated using average shares outstanding method.
(3) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31.
(5) Commenced operations on August 18, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) The financial highlights for the Relative Value Fund as set forth herein include the historical financial highlights of the Firstar Relative Value Fund. The assets of the Firstar Fund were acquired by the First American Relative Value Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Relative Value Fund were exchanged for Class A shares of the First American Relative Value Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(9) Class of shares have been offered since March 31, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(72     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                 RATIO OF        RATIO OF NET
                                                              RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
   NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
       VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
      END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
      PERIOD    RETURN (1)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
 -----------  ------------  --------------  -------------  ---------------  -------------  ------------------  ----------
  $  26.04        10.21%       $ 35,332          1.15%           1.05%           1.19%             1.01%            11%
     24.09       (15.16)         33,288          1.22            0.84            1.23              0.83              4
     28.87        (0.07)         42,853          1.36            0.75            1.46              0.65              7
     29.10        11.89          54,825          1.30            0.52            1.46              0.36             11
     26.26        16.67          50,925          1.29            0.70            1.49              0.50             26
     23.48        27.69          37,748          1.01            1.40            1.21              1.20             18

  $  25.95         9.80%       $ 12,920          1.90%           0.30%           1.94%             0.26%            11%
     24.01       (15.72)         12,081          1.91            0.16            1.92              0.15              4
     28.78        (0.35)         15,537          1.36            0.75            1.46              0.65              7
     29.09        11.84          14,278          1.30            0.57            1.46              0.41             11
     26.28         1.50           7,847          1.04            0.95            1.24              0.75             26

  $  25.99         9.83%       $     81          1.90%           0.18%           1.94%             0.14%            11%
     24.09         3.57              --          0.00            0.00            0.00              0.00              4

  $  26.01        10.23%       $ 37,875          1.15%           1.06%           1.19%             1.02%            11%
     24.06       (13.53)         34,004          1.20            0.92            1.21              0.91              4

  $  26.07        10.34%       $497,926          0.90%           1.30%           0.94%             1.26%            11%
     24.12       (14.95)        344,495          0.97            1.09            0.98              1.08              4
     28.91         0.25         467,711          1.11            1.00            1.21              0.90              7
     29.12        12.20         466,203          1.05            0.77            1.21              0.61             11
     26.27        16.95         386,405          1.04            0.95            1.24              0.75             26
     23.49         3.93         312,056          1.00            1.35            1.20              1.15             18
  --------       ------        --------          ----            ----            ----              ----             --

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       73)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

BALANCED FUND

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
COMMON STOCKS - 59.8%
CONSUMER DISCRETIONARY - 9.8%
4Kids Entertainment                                   27,600           $  550
Abercrombie & Fitch*                                   6,800              209
Advanced Auto Parts*                                  17,600              810
Alliance Atlantis Communications, Cl B*               26,600              300
American Axle & Manufacturing Holdings*                7,600              220
American Eagle Outfitters*                             4,400              109
Anteon International                                   6,400              133
AOL Time Warner*                                     119,960            2,837
Autoliv                                                8,300              201
Autozone*                                             10,100              695
Barnes & Noble*                                        5,200              161
Best Buy*                                             15,780            1,250
Black & Decker                                         3,700              172
Borders Group*                                        12,000              287
BorgWarner                                             3,500              220
Brinker International*                                 7,100              230
Cablevision Systems - Rainbow Media
 Group*                                               15,100              373
Carnival                                              91,600            2,991
Catalina Marketing, Cl C*                              3,800              139
CDW Computer Centers*                                 15,800              795
CEC Entertainment*                                     3,075              142
Charter Communications*                              104,900            1,184
Chico's FAS*                                           4,500              152
Claire's Stores                                       13,900              271
Clear Channel Communications*                         17,000              874
Coach*                                                 2,500              127
Copart*                                                8,800              158
D.R. Horton                                            6,000              226
Dollar General                                       155,900            2,538
Dollar Tree Stores*                                    9,500              312
Dow Jones & Company                                   18,300            1,065
Electronics Boutique Holdings*                         3,200              111
Entercom Communications*                               2,900              159
Fairmont Hotels & Resorts                              9,400              266
Federal Signal                                        10,900              259
Fortune Brands                                         2,700              133
Fox Entertainment Group*                              11,200              265
Furniture Brands International*                        4,300              157
Gaylord Entertainment*                                 4,000              106
GTECH Holdings*                                       16,000              780
Gymboree*                                             24,300              358
Harley-Davidson                                       22,900            1,262
Hilton Hotels                                         11,400              163
Home Depot                                            61,890            3,008
Hot Topic*                                            37,950              793
Insight Communications*                               13,500              282
Interpublic Group                                     19,100              655
Jack in the Box*                                       4,400              130
JAKKS Pacific*                                         5,200              118
Kohl's*                                               39,100            2,782
Lear*                                                  4,800              228
Lowe's*                                               21,600              939
Macrovision*                                           6,400              171
Mandalay Resort Group*                                 5,000              154
McDonald's                                            34,900              968
Metro-Goldwyn-Mayer*                                  21,800              362
MGM Mirage*                                           28,700            1,040
Michaels Stores*                                       7,300              276
Mohawk Industries*                                     3,700              222

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Office Depot*                                         37,700          $   748
Omnicom Group                                         22,530            2,127
Orient Express Hotels*                                22,100              453
O'Reilly Automotive*                                   7,700              243
Pacific Sunwear of California*                        18,100              445
Panera Bread, Cl A*                                    5,700              363
Park Place Entertainment*                             18,600              196
Paxson Communications*                                24,900              273
Pier 1 Imports                                        11,200              231
Pixar*                                                 5,200              191
Reader's Digest Association, Cl A*                     1,300               29
Rogers Communications, Cl B*                          15,500              212
Ross Stores                                            5,600              212
Ruby Tuesday                                          17,600              409
Scholastic*                                           33,400            1,810
Standard Pacific                                       5,200              146
Starwood Hotels & Resorts Worldwide                    5,500              207
Station Casinos*                                      18,400              306
Target                                                22,800              983
Too*                                                   5,000              147
Toys "R" Us*                                          56,300            1,011
Ultimate Electronics*                                 15,900              446
USA Networks*                                         68,400            2,173
ValueVision International*                            12,000              249
Viacom, Cl B*                                         37,946            1,835
Wal-Mart Stores                                       64,001            3,923
Walt Disney                                           82,400            1,902
Washington Post, Cl B                                    700              425
Westwood One*                                         14,300              548
Zale*                                                  3,900              158
                                                                      -------
                                                                       58,279
                                                                      -------
CONSUMER STAPLES - 4.2%
Anheuser-Busch                                        37,900            1,978
Avon Products                                         16,200              880
Bunge Limited                                         15,700              340
Coca-Cola                                             61,200            3,198
Constellation Brands, Cl A*                            6,100              335
Dreyer's Grand Ice Cream                               1,600               66
Duane Reade*                                           6,700              228
Great Atlantic & Pacific Tea                           5,100              142
Hain Celestial Group*                                  7,400              165
Hormel Foods                                           9,500              260
Kraft Foods*                                          37,330            1,443
McCormick & Company                                    3,000              153
Pepsi Bottling                                         5,600              145
PepsiCo                                               83,800            4,316
Performance Food Group*                               11,900              389
Philip Morris                                         50,900            2,681
R.J. Reynolds Tobacco Holdings                         4,900              317
Safeway*                                              71,100            3,201
Smithfield Foods*                                      8,200              214
Sysco                                                 62,054            1,850
Tyson Foods, Cl A                                     23,500              293
Walgreen                                              53,330            2,090
Whole Foods Market*                                    5,400              247
                                                                     --------
                                                                       24,931
                                                                     --------
ENERGY - 3.0%
Apache                                                15,690              892
Atwood Oceanics*                                       6,100              280
Baker Hughes                                          15,200              581
ChevronTexaco                                         17,477            1,578

The accompanying notes are an integral part of the financial statements.

(74     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
ENSCO International                                   18,900           $  570
EOG Resources                                         19,100              775
Equitable Resources                                   13,500              470
Exxon Mobil                                           54,476            2,388
FMC Technologies*                                      4,500               90
Grant Prideco*                                         2,800               38
Hanover Compressor*                                   27,600              497
Lone Star Technologies*                               16,000              365
National-Oilwell*                                     13,100              332
Ocean Energy                                           9,800              194
Phillips Petroleum                                    53,300            3,347
Pioneer Natural Resources*                            17,600              392
Pogo Producing                                         4,100              130
Precision Drilling*                                   10,800              345
Pride International*                                  10,300              164
Schlumberger                                          23,650            1,391
Smith International*                                   1,800              122
Talisman Energy                                       14,400              601
Tesoro Petroleum*                                     38,400              540
Transocean Sedco Forex*                               22,580              750
Ultra Petroleum                                       29,800              238
Valero Energy                                          5,500              272
Weatherford International*                             6,500              310
                                                                       ------
                                                                       17,652
                                                                       ------
FINANCIALS - 10.5%
A.G. Edwards                                           5,200              229
AFLAC                                                108,600            3,204
Ambac Financial Group                                 29,762            1,758
American Express                                      36,230            1,484
American Financial Group                              14,375              413
American International Group                          77,997            5,627
Arthur J. Gallagher                                   39,700            1,301
Bank of America                                       32,800            2,231
Banknorth Group                                       14,900              393
BB&T                                                  15,700              598
Capital One Financial                                 15,300              977
Charter One Financial                                 14,200              443
Chubb                                                 28,100            2,054
Citigroup                                            106,280            5,263
City National                                          5,400              284
Colonial BancGroup                                     9,300              139
Compass Bancshares                                     9,700              299
Cullen/Frost Bankers                                   8,200              294
E*TRADE Group*                                        27,400              258
East West Bancorp                                     11,200              328
Eaton Vance                                            4,500              180
Fannie Mae                                            43,000            3,435
Federal Home Loan Mortgage                            54,800            3,473
Federated Investors                                    7,300              236
Fifth Third Bancorp                                   59,050            3,985
Greater Bay Bancorp                                   23,600              805
GreenPoint Financial                                   3,300              144
Harleysville Group                                     9,900              262
Hartford Financial Services Group                     44,500            3,031
Hibernia, Cl A                                        10,800              206
Investors Financial Services                           4,800              365
J P Morgan Chase                                      57,300            2,043
Jefferies Group                                        4,800              231
LaBranche*                                             3,600              112
Legg Mason                                             4,600              244
M & T Bank                                             9,600              772
MBNA                                                  60,742            2,343
Mercantile Bankshares                                  4,700              203

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
MGIC Investment                                       27,000           $1,848
Morgan Stanley Dean Witter                            39,770            2,279
National Commerce Financial                           28,005              779
Nationwide Financial Services, Cl A                   10,400              445
Neuberger Berman                                      13,700              642
North Fork Bancorp                                    17,100              608
Ohio Casualty                                          8,400              159
Old Republic International                            13,525              432
Principal Financial Group*                            14,650              371
Protective Life                                        5,100              159
Radian Group                                           6,400              314
Raymond James Financial                                7,200              246
SEI Investments                                        7,500              321
State Street                                          12,600              698
TCF Financial                                          6,200              326
The PMI Group                                          2,850              216
Travelers Property Casualty*                          17,200              344
UCBH Holdings                                          8,000              288
Wells Fargo                                           49,100            2,426
                                                                       ------
                                                                       62,548
                                                                       ------
HEALTH CARE - 11.0%
Abbott Laboratories                                   42,500            2,236
AdvancePCS*                                           13,300              400
Amgen*                                                49,560            2,958
Andrx Group*                                          15,500              588
Apogent Technologies*                                 10,400              257
Apria Healthcare Group*                               45,100            1,105
Barr Laboratories*                                     3,100              204
Baxter International                                  82,500            4,910
Biogen*                                               12,600              618
Biomet                                                26,600              722
Boston Scientific*                                    19,500              489
Bristol-Myers Squibb                                  23,624              957
Cardinal Health                                       62,787            4,451
Cephalon*                                              5,600              353
Charles River Labaratories International*             11,200              347
Community Health Systems*                             37,200              822
Covance*                                               6,800              138
Cytec*                                                 4,300              116
Edwards Lifesciences*                                  5,200              145
Eli Lilly                                             35,380            2,696
Express Scripts*                                       5,600              323
First Health Group*                                   10,900              263
Forest Laboratories, Cl A*                             8,500              694
Genentech*                                            38,030            1,919
Genzyme                                               18,000              786
Gilead Sciences*                                      14,600              525
Guidant*                                              16,600              719
HCA                                                   29,700            1,309
HealthSouth*                                          75,400            1,082
Henry Schein*                                          4,100              181
ICN Pharmaceuticals                                    4,400              140
IDEC Pharmaceuticals*                                 40,800            2,623
InterMune*                                            20,600              619
IVAX*                                                  8,225              132
Johnson & Johnson                                     31,350            2,036
King Pharmaceuticals*                                 13,866              485
Laboratory Corporation of America
 Holdings*                                             3,500              336
Lincare Holdings*                                      8,200              222
Medicis, Cl A*                                         3,800              211
Medtronic                                             50,660            2,290
Merck                                                 42,850            2,467

                                 FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002 75)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Millennium Pharmaceuticals*                           10,700          $   239
Mylan Laboratories                                     5,000              147
Omnicare                                               5,900              153
Perrigo*                                              17,000              203
Pfizer                                               194,665            7,736
Pharmaceutical Resources*                             10,400              220
Pharmacia                                             75,352            3,397
Priority Healthcare, Cl B*                            10,900              284
Quest Diagnostics*                                     6,600              547
Renal Care*                                            5,400              177
ResMed*                                                3,100              124
Respironics*                                           3,900              126
Serono, ADR                                           25,100              562
SICOR*                                                 1,800               31
Sybron Dental Specialties*                             4,666               94
Techne*                                                7,000              193
Tenet Healthcare*                                     26,800            1,796
Triad Hospitals*                                      31,700            1,090
Universal Health Services*                            13,500              557
Varian Medical Systems*                               11,000              450
Wright Medical Group*                                  6,700              135
Wyeth                                                 35,100            2,304
Zimmer Holdings*                                      17,562              598
                                                                      -------
                                                                       65,037
                                                                      -------
INDUSTRIALS - 6.1%
Administaff*                                           3,900              108
Aeroflex*                                             17,300              222
AGCO                                                   5,300              121
AirTran Holdings*                                     29,700              179
Albany International, Cl A                             6,100              185
Alliant Techsystems*                                   2,300              235
American Standard*                                     6,700              474
Anaren Microwave*                                     14,100              205
ARAMARK, Cl B*                                        16,000              422
Armor Holdings*                                       11,600              314
Arris Group*                                          22,700              211
Atlantic Coast Airline Holdings*                       6,300              151
Bisys Group*                                           7,800              275
Boeing                                                36,800            1,776
Career Education*                                      4,100              162
Check Point Software Technologies*                    21,150              643
Chicago Bridge & Iron                                 11,200              333
Corinthian Colleges*                                  16,100              814
Corporate Executive Board*                             6,700              251
CSX                                                    3,700              141
Cummins                                                4,500              213
Dun & Bradstreet*                                      9,600              384
DiamondCluster International, Cl A*                   60,400              780
Donaldson                                              3,800              153
DST Systems*                                          12,125              604
Elcor                                                  3,000               67
Factset Research Systems                               6,020              243
Fastenal*                                              2,700              203
First Data                                            37,477            3,270
Frontier Airlines*                                    21,100              387
General Dynamics                                      16,900            1,588
General Electric                                     124,968            4,680
Global Payments                                       11,900              436
Illinois Tool Works                                   14,700            1,064
Kaydon                                                 6,100              165
Kennametal                                             5,100              206
Knight Transportation*                                 8,700              184

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
L-3 Communications Holdings*                           2,700          $   302
Manpower                                               5,300              206
Mesa Air Group*                                       10,600              119
Molex, Cl A                                           63,912            1,955
Nordson                                                6,300              190
Northwest Airlines                                    15,400              293
Pall                                                  24,700              506
Pentair                                                4,600              207
Power-One*                                            37,900              310
Rayovac*                                               4,700               73
Republic Services*                                    33,600              628
Ryder System                                           9,800              290
Sabre Holdings*                                       17,800              831
Southwest Airlines                                    94,165            1,822
SPX*                                                   2,900              411
Swift Transportation*                                 13,400              294
Teekay Shipping                                        6,200              236
Tyco International                                    84,300            2,725
United Technologies                                   17,600            1,306
URS*                                                   3,300              105
Valassis Communication*                               11,800              456
Viad                                                   7,300              204
Waste Connections*                                     6,500              218
Watson Wyatt & Company Holdings*                      17,800              487
Weight Watchers International                          4,900              187
Werner Enterprises                                     3,866               81
                                                                      -------
                                                                       36,291
                                                                      -------
INFORMATION TECHNOLOGY - 11.0%
Activision*                                           16,600              495
Adaptec*                                              38,900              520
Adobe Systems                                         14,400              580
Advanced Fiber Communications*                         4,700               90
Affiliated Computer Services, Cl A*                    6,600              370
Alpha Industries*                                      4,300               66
Altera*                                                6,900              153
Amdocs*                                                5,300              141
Analog Devices*                                       50,200            2,261
Applied Materials*                                    20,386            1,106
Applied Micro Circuits*                               38,500              308
ASE Test Limited*                                      5,700               89
ATI Technologies*                                     15,700              210
Atmel*                                                35,600              362
ATMI*                                                 16,500              519
Axcelis Technologies*                                 23,600              337
Acxiom*                                               22,100              379
AXT*                                                  10,300              110
Brooks Automation*                                     2,200              100
Cadence Design Systems*                               15,700              355
Caminus*                                              13,900              313
ChipPAC*                                              16,200              159
CIBER*                                                 5,300               49
Cirrus Logic*                                          8,200              155
Cisco Systems*                                       142,110            2,406
Cognex*                                                6,800              198
Coherent*                                             10,400              353
Compaq Computer                                      200,500            2,095
Computer Network Technology*                          15,000              198
Computer Sciences*                                    15,200              771
Compuware*                                            16,300              210
Comverse Technology*                                  40,400              512
Diebold                                                8,900              363
DSP Group*                                             9,000              184

The accompanying notes are an integral part of the financial statements.

(76     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Eclipsys*                                              6,000           $   98
Electronic Arts*                                      13,000              790
Entegris*                                             91,450            1,477
Exar*                                                 33,000              678
Fisher Scientific International*                      11,400              320
Flextronics International*                            40,900              746
Harmonic*                                             18,900              219
Harris                                                 4,300              154
Inforte*                                              37,400              440
Integrated Circuit Systems*                           10,900              222
Integrated Device Technology*                         12,100              401
Intel                                                121,380            3,691
International Rectifier*                               4,300              195
Internet Security Systems*                             6,500              149
Intersil*                                              8,400              239
IXYS*                                                 23,400              274
Jack Henry & Associates                                6,400              142
JDS Uniphase*                                         85,700              505
Keane*                                                16,100              275
KLA-Tencor*                                           22,100            1,470
Kronos*                                                4,700              221
Lam Research*                                          6,400              188
Lawson Software*                                      23,300              280
Legato Systems*                                        6,000               54
Linear Technology                                     21,480              950
Lucent Technologies                                  116,700              552
Manugistics Group*                                     9,100              195
McData, Cl B*                                         12,400              150
Mercury Interactive*                                  13,800              520
Mettler-Toledo International*                          7,000              317
Micrel*                                                2,100               53
Microchip Technology*                                 10,400              435
Micron Technology*                                    40,880            1,345
Microsoft*                                           138,865            8,375
Microtune*                                            15,400              221
Mykrolis*                                             47,400              725
National Instruments*                                  3,300              138
NetIQ*                                                10,600              231
NetScreen Technologies*                                5,800               97
Network Appliance*                                    30,100              613
Network Associates*                                   11,600              281
Newport                                                4,200              101
Nokia, ADR, Cl A                                      50,720            1,052
Novellus Systems*                                     30,900            1,673
Oplink Communications*                                19,800               31
Oracle Systems*                                       70,960              908
Overture Services*                                     5,600              156
Photronics*                                            4,400              148
PMC-Sierra*                                           28,400              462
Polycom*                                              28,900              711
QUALCOMM*                                             39,010            1,468
Rational Software*                                    20,700              328
Retek*                                                 3,600               95
RF Micro Devices*                                     16,600              297
Secure Computing*                                     11,200              220
Semtech*                                               4,900              179
Siebel Systems*                                       19,200              626
SpeechWorks International*                            19,100              150
Stellent*                                              9,900               95
Storage Technology*                                    9,400              202
Sun Microsystems*                                    114,490            1,010
SunGard Data Systems*                                 51,100            1,685
Symantec*                                             16,400              676
Synopsys*                                              5,100              281

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Take-Two Interactive Software*                        27,800          $   559
Tech Data*                                            10,400              477
Tekelec                                               19,800              227
Teradyne*                                             19,400              765
Texas Instruments                                     68,740            2,275
THQ*                                                   4,500              221
TriQuint Semiconductor*                               21,400              257
TriZetto Group*                                        8,600              104
Vastera*                                              21,200              314
Veeco Instruments*                                     6,700              233
VERITAS Software*                                     18,295              802
Vishay Intertechnology*                               16,800              342
Vitria Technology*                                    41,400              164
Xilinx*                                               30,860            1,230
                                                                      -------
                                                                       65,467
                                                                      -------
MATERIALS - 1.7%
AK Steel Holding                                      28,100              402
Alcoa                                                 37,100            1,400
Aracruz Celulose SA, ADR                              15,300              316
Arch Coal                                              1,200               26
Ball                                                   3,200              151
Bowater                                                4,000              199
Companhia Vale do Rio Doce*                            3,100               85
Crompton                                              16,500              204
Domtar                                                14,500              158
Georgia Gulf                                           9,900              266
IMC Global                                            30,600              451
Nucor                                                 15,700            1,009
Olin                                                  14,900              280
Pactiv*                                                7,000              140
Praxair                                               38,700            2,314
Rayonier                                               1,800               96
RPM                                                    6,500              101
Smurfit-Stone Container*                              20,400              350
Solutia                                                7,100               62
Sonoco Products                                        6,800              195
Vulcan Materials                                      25,100            1,193
Weyerhaeuser                                          11,200              704
                                                                      -------
                                                                       10,102
                                                                      -------
TELECOMMUNICATION SERVICES - 0.9%
AirGate PCS*                                          35,900              503
ALLTEL                                                20,700            1,150
Nextel Communications, Cl A*                          92,200              496
Sprint PCS Group*                                     46,020              474
Verizon Communications                                42,900            1,958
WorldCom*                                            146,811              990
XO Communications*                                    56,900                4
                                                                      -------
                                                                        5,575
                                                                      -------
UTILITIES - 1.6%
American Water Works                                   3,100              136
Aquila                                                23,000              571
Cinergy                                               10,900              390
Cleco                                                  6,800              163
Constellation Energy                                  37,100            1,145
El Paso*                                              38,100            1,678
Enbridge Energy Partners                               7,470              331
Energy East                                           10,000              218
Exelon                                                30,000            1,589
Kinder Morgan                                          3,400              165
Kinder Morgan Management Financials*                   4,400              148
NiSource                                               2,700               62

                                 FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002 77)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Northeast Utilities                                   10,000         $    199
NSTAR                                                  2,100               95
PNM Resources                                          5,600              172
Potomac Electric Power                                 7,900              184
Questar                                                7,900              203
Reliant Resources*                                    79,400            1,343
SCANA                                                  7,700              236
Sierra Pacific Resources                               9,800              148
TECO Energy                                            2,800               80
Xcel Energy                                           11,700              297
                                                                     --------
                                                                        9,553
                                                                     --------
TOTAL COMMON STOCKS                                                   355,435
                                                                     --------
CORPORATE OBLIGATIONS - 18.4%
ENERGY - 0.9%
Ashland
   7.900%, 08/05/06                                 $    250              260
Atlantic Richfield
   8.500%, 04/01/12                                      300              348
Consolidated Natural Gas
   7.250%, 10/01/04                                    3,000            3,131
Dynegy
   7.450%, 07/15/06                                    1,200            1,182
Enserch
   6.250%, 01/01/03                                      500              507
                                                                     ---------
                                                                        5,428
                                                                     ---------
FINANCIALS - 8.8%
ABN AMRO Bank
   7.250%, 05/31/05                                    1,250            1,322
Allstate
   7.200%, 12/01/09                                      500              524
Associates Corporation of North America
   7.500%, 04/15/02                                      150              150
   7.950%, 02/15/10                                    2,500            2,731
Banco Santander Chile
   6.500%, 11/01/05                                      475              481
Bank of America
   7.750%, 07/15/02                                      350              355
   9.200%, 05/15/03                                      185              198
   7.875%, 05/16/05                                      500              539
   7.125%, 09/15/06                                    2,000            2,132
Bank of Boston
   6.625%, 02/01/04                                      925              963
Bank of New York
   7.875%, 11/15/02                                      150              154
Bank of Oklahoma
   7.125%, 08/15/07                                      300              303
Bankers Trust
   8.125%, 05/15/02                                    1,275            1,284
   7.500%, 11/15/15                                      200              209
CIGNA
   7.400%, 01/15/03                                    2,825            2,900
CIT Group
   5.570%, 12/08/03                                      950              949
Citibank Credit Card
   Zero Coupon Bond, 08/15/06                          1,000              902
Compass Bancshares
   8.375%, 09/15/04                                      400              430
Credit Suisse First Boston
   5.875%, 08/01/06                                    1,500            1,513

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Donaldson Lufkin Jenrett
   5.875%, 04/01/02                                 $    200         $    200
   6.875%, 11/01/05                                      800              832
Dresdner Bank - New York
   7.250%, 09/15/15                                      800              824
First Union National Bank
   7.875%, 02/15/10                                    1,000            1,079
Goldman Sachs
   6.250%, 02/01/03                                    1,900            1,950
Hartford Financial Services
   6.375%, 11/01/08                                      205              207
Heller Financial
   8.000%, 06/15/05                                      170              183
Household Finance
   8.000%, 05/09/05                                    1,000            1,055
   6.375%, 10/15/11                                    1,000              939
Household Netherlands
   6.200%, 12/01/03                                      125              127
International Lease Financing
   8.375%, 12/15/04                                      250              267
Key Bank
   7.000%, 02/01/11                                    2,000            2,025
KeyCorp
   8.000%, 07/01/04                                      730              777
Lehman Brothers Holdings
   8.750%, 05/15/02                                      350              353
   6.500%, 10/01/02                                    1,000            1,020
   7.800%, 07/07/05                                      500              532
   7.500%, 09/01/06                                      375              395
   7.875%, 08/15/10                                    2,000            2,123
   8.500%, 08/01/15                                      500              547
Merrill Lynch
   8.300%, 11/01/02                                      225              232
   6.250%, 10/15/08                                      200              200
 Callable 7/30/02 @ 100,
   7.150%, 07/30/12                                    1,100            1,113
   6.875%, 11/15/18                                      925              918
Morgan Stanley Dean Witter
   5.625%, 01/20/04                                      500              514
National Westminster Bancorp
   9.375%, 11/15/03                                      300              324
NCNB
   10.200%, 07/15/15                                     750              939
Wells Fargo Financial
   6.625%, 07/15/04                                    1,200            1,261
Paine Webber Group
   7.750%, 09/01/02                                      200              204
   7.875%, 02/15/03                                      500              520
   8.875%, 03/15/05                                      500              544
Principal Financial Group Australia 144A
   8.200%, 08/15/09                                    1,800            1,942
Salomon
   7.500%, 02/01/03                                      409              424
Salomon Smith Barney Holdings
   6.750%, 02/15/03                                      575              593
   7.000%, 06/15/03                                      277              288
   6.875%, 06/15/05                                      700              729
   5.875%, 03/15/06                                    1,500            1,516
Standard Federal Bancorp
   7.750%, 07/17/06                                      250              268
USF&G
   7.125%, 06/01/05                                      350              363

The accompanying notes are an integral part of the financial statements.

(78     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Wachovia
   6.605%, 10/01/25                                  $ 3,500          $ 3,666
Washington Mutual
   7.500%, 08/15/06                                      250              265
Westdeutsche
   6.750%, 06/15/05                                      400              417
   6.050%, 01/15/09                                      900              873
Wharf Capital International
   8.875%, 11/01/04                                      325              353
Zurich Capital Trust 144A,
 Callable 06/01/07 @ 104.19
   8.376%, 06/01/37                                      365              358
                                                                      -------
                                                                       52,298
                                                                      -------
GOVERNMENT AGENCY - 2.3%
FHLB
   5.375%, 05/15/06                                    1,500            1,517
FHLMC
   5.950%, 01/19/06                                    1,000            1,034
   5.750%, 04/15/08                                    2,000            2,017
   6.625%, 09/15/09                                    2,950            3,084
FNMA
   5.125%, 02/13/04                                    1,000            1,022
   6.500%, 08/15/04                                      500              525
   7.125%, 02/15/05                                      250              267
   6.400%, 09/27/05                                      500              525
   7.125%, 03/15/07                                    2,000            2,154
   5.250%, 01/15/09                                      500              486
   6.375%, 06/15/09                                    1,000            1,032
   6.930%, 09/17/12                                      250              253
                                                                      -------
                                                                       13,916
                                                                      -------
MANUFACTURING - 2.2%
Boeing
   7.250%, 06/15/25                                    2,250            2,286
Ford Motor
   6.375%, 02/01/29                                      250              198
Ford Motor Credit
   6.700%, 07/16/04                                    1,000            1,003
   5.800%, 01/12/09                                    3,000            2,708
General Motors Acceptance
   6.150%, 04/05/07                                    3,000            2,939
General Motors Global Bond
   6.750%, 05/01/28                                      750              651
Georgia-Pacific
   9.500%, 12/01/11                                      300              315
 Callable 5/24/02 @ 104.70
   9.875%, 11/01/21                                      300              295
Tenneco Packaging
   7.950%, 12/15/25                                      425              436
TRW
   8.750%, 05/15/06                                    1,000            1,064
   6.300%, 05/15/08                                    1,000              946
                                                                      -------
                                                                       12,841
                                                                      -------
SERVICE - 2.0%
Comcast Cable
   7.125%, 06/15/13                                      750              742
Continental Cablevision
   8.875%, 09/15/05                                      350              378
Continental Cablevision,
 Callable 08/01/05 @ 104.75
   9.500%, 08/01/13                                    1,000            1,105

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Dayton Hudson
   5.875%, 11/01/08                                  $ 3,000          $ 2,989
Duty Free International
   7.000%, 01/15/04                                    1,225              490
J.C. Penney
   9.750%, 06/15/21                                      625              594
   8.250%, 08/15/22                                      500              410
May Department Stores
   7.900%, 10/15/07                                    1,000            1,080
Fred Meyer
   7.450%, 03/01/08                                      500              523
Time Warner
   8.875%, 10/01/12                                    2,025            2,280
Walt Disney
   5.250%, 11/10/03                                    1,000            1,014
                                                                      -------
                                                                       11,605
                                                                      -------
TRANSPORTATION - 0.6%
Air 2 US
   10.127%, 10/01/20                                     500              379
America West Airlines
   8.540%, 01/02/06                                      323              283
   7.930%, 01/02/19                                      614              649
Continental Airlines
   6.800%, 07/02/07                                      143              135
FedEx
   9.650%, 06/15/12                                      680              809
Northwest Airlines
   6.810%, 02/01/20                                      914              803
Stagecoach Holdings
   8.625%, 11/15/09                                      500              460
                                                                      -------
                                                                        3,518
                                                                      -------
UTILITIES - 1.6%
British Telecommunications
   8.375%, 12/15/10                                      150              163
CE Generation
   7.416%, 12/15/18                                      943              811
Commonwealth Edison
   9.875%, 06/15/20                                      900              956
Conectiv
   6.730%, 06/01/06                                      225              230
FPL Group Capital
   7.625%, 09/15/06                                      150              160
France Telecom
   7.750%, 03/01/11                                      150              153
GTE South
   6.125%, 06/15/07                                    2,000            2,017
Metronet Communications
 Callable 6/15/03 @ 104.97, Step Coupon
   9.950%, 06/15/08                                      300              48
ONEOK
   7.750%, 08/15/06                                      125             131
PP&L Capital Funding
   8.375%, 06/15/07                                      500             529
PSI Energy
   7.850%, 10/15/07                                      750             773
Qwest Capital Funding
   7.000%, 08/03/09                                    1,000             817
Rochester Telephone
   9.000%, 08/15/21                                      400               9
US West Communications
   8.875%, 06/01/31                                      575             518

                                 FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002 79)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
Utilicorp United
   7.000%, 07/15/04                                $     350        $     354
WorldCom
   7.875%, 05/15/03                                    1,000              981
   8.250%, 05/15/10                                    1,000              899
                                                                    ---------
                                                                        9,549
                                                                    ---------
TOTAL CORPORATE OBLIGATIONS                                           109,155
                                                                    ---------
MORTGAGE-BACKED OBLIGATIONS - 3.1%
U.S. GOVERNMENT AGENCY
 MORTGAGE-BACKED SECURITIES - 2.7%
FFCB
   5.750%, 09/01/05                                      500              514
FHLB
   6.875%, 08/15/03                                    1,000            1,046
   6.250%, 08/13/04                                    3,000            3,135
FHLMC
   6.500%, 04/01/08                                      143              147
   7.000%, 04/01/08                                       75               78
   5.500%, 03/01/13                                      770              762
FHLMC GOLD POOL #G01091
   7.000%, 12/01/29                                    2,195            2,240
FNMA POOL #424411
   5.500%, 03/01/06                                    1,479            1,478
FNMA Pool #323681
   7.000%, 04/01/29                                    1,213            1,240
FNMA Pool #323715
   6.000%, 05/01/29                                    3,155            3,076
GNMA
   6.000%, 03/01/03                                       65               65
   7.500%, 09/15/27                                      142              149
   7.000%, 04/15/29                                    1,873            1,912
GNMA Pool # 447728
   7.500%, 06/15/27                                      155              162
GNMA II
   6.500%, 10/20/10                                      160              164
                                                                   ----------
                                                                       16,168
                                                                   ----------
CMO MORTGAGE-BACKED OBLIGATIONS - 0.4%
FHLMC 1136, Cl H
   6.000%, 09/15/21                                      181              182
FHLMC Series 85, Cl C
   8.600%, 01/15/21                                      153              163
FHLMC Series 1201, Cl E
   7.400%, 12/15/21                                       91               94
FNMA CMO 1990-63, Cl H
   9.500%, 06/25/20                                      141              154
FNMA 1990-105, Cl J
   6.500%, 09/25/20                                      129              131
FNMA 1990-89, Cl K
   6.500%, 07/25/20                                       25               25
FNMA 1993-210
   6.500%, 04/25/23                                      750              752
FNMA 1996-21
   6.000%, 02/25/11                                      333              333
FNMA GTD REMIC TR 1989-2, Cl D
   8.800%, 01/25/19                                       25               26
FNMA REMIC TR 1989-37
   8.000%, 07/25/19                                      144              152

BALANCED FUND (CONTINUED)

DESCRIPTION                                           SHARES      VALUE (000)
-----------------------------------------------------------------------------
FNMA Series 1990-30
   6.500%, 03/25/20                                  $   124          $   125
GNMA Series 3, Cl F
   6.500%, 06/17/20                                       38               38
                                                                      -------
                                                                        2,175
                                                                      -------
MORTGAGE BACKED VARIABLE RATE OBLIGATIONS - 0.0%
FNMA POOL #70009
   6.198%, 04/01/18                                      140              144
                                                                      -------
TOTAL MORTGAGE-BACKED OBLIGATIONS                                      18,487
                                                                      -------
U.S. TREASURY OBLIGATIONS - 12.7%
U.S. Treasury Bonds
   9.250%, 02/15/16                                   18,285           24,051
   7.500%, 11/15/16                                    1,000            1,149
   8.125%, 05/15/21                                    1,000            1,235
   8.125%, 08/15/21                                    1,000            1,236
   8.000%, 11/15/21                                   14,600           17,876
   7.125%, 02/15/23                                    3,000            3,379
   6.875%, 08/15/25                                    4,000            4,412
U.S. Treasury Notes
   7.250%, 08/15/04                                    2,250            2,417
   6.875%, 05/15/06                                    2,000            2,158
   6.625%, 05/15/07                                      700              751
   6.000%, 08/15/09                                    7,800            8,117
U.S. Treasury Bond Strip Prin Pmt
   0%, 11/15/04                                        8,000            7,165
   0%, 08/15/05                                        2,000            1,716
                                                                      -------
TOTAL U.S. TREASURY OBLIGATIONS                                        75,662
                                                                      -------
PRIVATE CMO MORTGAGE-BACKED SECURITIES
FIXED RATE - 0.6%
GE Capital Mortgage Services
   7.000%, 05/25/24                                    2,675            2,757
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                                      948              969
                                                                      -------
TOTAL PRIVATE CMO MORTGAGE-BACKED SECURITIES                            3,726
                                                                      -------
ASSET-BACKED SECURITIES - 1.3%
AUTOS - 1.0%
Ford Credit Auto Owner
   5.120%, 10/15/04                                    2,500            2,550
Honda Auto Lease Trust 1999-A Cl A5
   6.650%, 07/15/05                                      342              346
Union Acceptance 98-B-A5
   6.020%, 01/09/06                                    3,000            3,077
                                                                      -------
                                                                        5,973
                                                                      -------
HOME EQUITY - 0.3%
Contimortgage 1997-5 Cl A5
   6.630%, 12/15/20                                      700              718
Contimortgage
   7.120%, 08/15/28                                      390              402
GE Capital Mortgage Services
   7.300%, 02/25/25                                      115              117
Green Tree Financial, 1997-B
   7.120%, 04/15/27                                      116              119
Saxon Asset Securities 1998
   7.325%, 01/25/12                                      686              685
                                                                      -------
                                                                        2,041
                                                                      -------
TOTAL ASSET-BACKED SECURITIES                                           8,014
                                                                      -------

The accompanying notes are an integral part of the financial statements.

(80     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

BALANCED FUND (CONCLUDED)

DESCRIPTION                                PAR (000)/SHARES      VALUE (000)
----------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS - 0.0%
Charter Communications
   4.750%, 06/01/06                                 $   157        $    123
Ciena
   3.750%, 02/01/08                                     120              78
Corning
   Zero Coupon Bond, 11/08/15                           260             134
                                                                   --------
TOTAL CONVERTIBLE CORPORATE BONDS                                       335
                                                                   --------
U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS - 1.4%
YANKEE OBLIGATIONS - 0.7%
Ford Capital BV
   9.875%, 05/15/02                                     325             328
   9.500%, 06/01/10                                     150             162
Norsk Hydro
   9.000%, 04/15/12                                     400             465
Newcourt Credit
   6.875%, 02/16/05                                   3,000           2,910
                                                                   --------
                                                                      3,865
                                                                   --------
INTERNATIONAL/YANKEE - 0.7%
Hydro-Quebec
   11.750%, 02/01/12                                    350             487
Hydro-Quebec, Callable 01/15/03 @ 100
   9.750%, 01/15/18                                     500             519
Kingdom of Sweden
   11.125%, 06/01/15                                    150             209
Korea Electric Power
   7.750%, 04/01/13                                     290             302
   6.750%, 08/01/27                                     200             205
Midland Bank
   6.950%, 03/15/11                                     950             960
National Bank of Hungary
   8.875%, 11/01/13                                     250             288
TransCanada Pipelines
   9.125%, 04/20/06                                   1,000           1,096
                                                                   --------
                                                                      4,066
                                                                   --------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS                       7,931
                                                                   --------
MONEY MARKET FUNDS - 2.9%
SHORT TERM MONEY MARKET FUND - 0.1%
Lindner Government Money Market Fund                850,000             850
                                                                   --------
RELATED PARTY MONEY MARKET FUND - 2.8%
First American Prime Obligations Fund (A)        16,356,022          16,356
                                                                   --------
TOTAL MONEY MARKET FUNDS                                             17,206
                                                                   --------
TOTAL INVESTMENTS - 100.2%
   (Cost $548,951)                                                  595,951
                                                                   --------
OTHER ASSETS AND LIABILITIES, NET - (0.2)%                           (1,415)
                                                                   --------
TOTAL NET ASSETS - 100.0%                                          $594,536
                                                                   --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class
CMO - Collateralized Mortgage Obligation
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

EQUITY INCOME FUND

DESCRIPTION                                 SHARES      VALUE (000)
-------------------------------------------------------------------
COMMON STOCKS - 87.9%
CONSUMER DISCRETIONARY - 3.6%
Dow Jones & Company                         74,700          $ 4,349
Ford Motor                                 145,516            2,400
McGraw-Hill                                 81,400            5,556
Omnicom Group                               40,300            3,804
Sherwin Williams                            35,000              997
                                                            -------
                                                             17,106
                                                            -------
CONSUMER STAPLES - 10.6%
Anheuser-Busch                             109,100            5,695
Avon Products                               70,400            3,824
Cadbury Schweppes, ADR                     163,400            4,534
Coca-Cola                                   45,100            2,363
Colgate-Palmolive                           55,600            3,178
Gillette                                    22,500              765
H.J. Heinz                                 102,400            4,250
Kimberly-Clark                              75,400            4,875
Kraft Foods*                               115,960            4,482
PepsiCo                                    124,700            6,422
Sara Lee                                   210,100            4,362
Sysco                                      161,300            4,810
                                                            -------
                                                             49,560
                                                            -------
ENERGY - 9.0%
BP, ADR                                    146,096            7,758
ChevronTexaco                               38,820            3,504
Exxon Mobil                                263,848           11,564
Marathon Oil                                52,200            1,503
Murphy Oil                                  25,900            2,486
Phillips Petroleum                          70,800            4,446
Royal Dutch Petroleum, ADR                 204,400           11,103
                                                            -------
                                                             42,364
                                                            -------
FINANCIALS - 26.1%
American Express                           124,300            5,091
Archstone-Smith Trust (REIT)               164,900            4,418
Bank of America                             79,524            5,409
Bank of New York                           156,200            6,564
Camden Property Trust (REIT)                56,900            2,226
Citigroup                                  208,486           10,324
Crescent Real Estate                       101,700            1,973
Duke Realty                                195,172            5,075
Equity Residential Properties Trust (REIT)  57,900            1,664
Fannie Mae                                  59,400            4,745
FleetBoston Financial                      123,800            4,333
Hartford Financial Services Group           30,900            2,105
Healthcare Realty Trust                    115,700            3,513
Household International                     71,397            4,055
J P Morgan Chase                           210,900            7,519
Kimco Realty                                47,400            1,550
Manufactured Home Communities              122,550            4,044
Marsh & McLennan                            42,500            4,791
Mellon Financial                           182,700            7,050
Merrill Lynch & Company                    128,800            7,133
North Fork Bancorporation                  129,100            4,591
Northern Trust                              78,400            4,713
Prentiss Properties Trust                   48,000            1,417
Simon Property Group                       137,200            4,477
SouthTrust                                 179,100            4,728
St. Paul Companies                         121,010            5,548
Zions Bancorporation                        78,200            4,635
                                                            -------
                                                            123,691
                                                            -------

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       81)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

DESCRIPTION                                 SHARES      VALUE (000)
-------------------------------------------------------------------
HEALTH CARE - 10.5%
Abbott Laboratories                         41,100         $  2,162
Baxter International                        90,800            5,404
Bristol-Myers Squibb                       119,000            4,821
Johnson & Johnson                           62,400            4,053
McKesson HBOC                              149,300            5,588
Merck                                       83,400            4,802
Pfizer                                      96,100            3,819
Pharmacia                                  215,300            9,706
Schering-Plough*                            54,200            1,696
Wyeth                                      118,200            7,760
                                                           --------
                                                             49,811
                                                           --------
INDUSTRIALS - 10.6%
Boeing                                     103,200            4,979
Caterpillar                                 48,750            2,771
Deere                                       84,200            3,835
First Data                                  28,300            2,469
General Electric                           136,200            5,101
Honeywell International                    173,600            6,644
Knightsbridge Tanker                       176,500            3,205
Minnesota Mining & Manufacturing            57,600            6,625
Parker-Hannifin                             80,400            4,012
United Parcel Service                       87,400            5,314
United Technologies                         71,100            5,276
                                                           --------
                                                             50,231
                                                           --------
INFORMATION TECHNOLOGY - 3.3%
Electronic Data Systems                     97,800            5,671
Hewlett-Packard                            197,500            3,543
International Business Machines             63,530            6,607
                                                           --------
                                                             15,821
                                                           --------
MATERIALS - 4.0%
Dow Chemical                               138,000            4,515
E.I. du Pont de Nemours                     75,300            3,550
Ecolab                                     184,800            8,449
Lyondell Chemical                          146,950            2,441
                                                           --------
                                                             18,955
                                                           --------
TELECOMMUNICATION SERVICES - 5.0%
Qwest Communications International*        226,200            1,859
SBC Communications                         242,200            9,068
Sprint                                     110,200            1,685
Verizon Communications                     244,780           11,174
                                                           --------
                                                             23,786
                                                           --------
UTILITIES - 5.2%
Cinergy                                    143,100            5,116
Consolidated Edison                         97,900            4,103
Duke Energy                                 54,700            2,068
El Paso*                                    11,598              511
National Fuel Gas                           52,000            1,266
Reliant Energy                             129,500            3,340
Xcel Energy                                326,500            8,277
                                                           --------
                                                             24,681
                                                           --------
TOTAL COMMON STOCKS                                         416,006
                                                           --------
CONVERTIBLE PREFERRED STOCK - 0.5%
Lucent Technologies                          2,330            2,132
                                                           --------
TOTAL CONVERTIBLE PREFERRED STOCK                             2,132
                                                           --------

EQUITY INCOME FUND (CONCLUDED)

DESCRIPTION                                 SHARES      VALUE (000)
-------------------------------------------------------------------
CORPORATE BOND - 0.5%
Nortel Networks
   6.125%, 02/15/06                       $  2,842         $  2,120
                                                           --------
TOTAL CORPORATE BOND                                          2,120
                                                           --------
CONVERTIBLE CORPORATE BONDS - 1.8%
Nextel Communications
   6.000%, 06/01/11                          4,850            2,680
   6.000%, 06/01/11                            350              193
Protein Design Labs
   5.500%, 02/15/07                          1,667            1,435
Tribune
   2.000%, 5/15/29                          61,850            4,482
                                                           --------
TOTAL CONVERTIBLE CORPORATE BONDS                             8,790
                                                           --------
RELATED PARTY MONEY MARKET FUND - 15.8%
First American Prime Obligations Fund   74,645,022           74,645
                                                           --------
TOTAL RELATED PARTY MONEY MARKET FUND                        74,645
                                                           --------
TOTAL INVESTMENTS - 106.5%
   (Cost $404,901)                                          503,693
                                                           --------
OTHER ASSETS AND LIABILITIES, NET - (6.5)%                  (30,680)
                                                           --------
TOTAL NET ASSETS - 100.0%                                  $473,013
                                                           --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

(82     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

GROWTH & INCOME FUND

DESCRIPTION                                       SHARES        VALUE (000)
---------------------------------------------------------------------------
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 4.6%
Dow Jones & Company                              117,900            $ 6,864
Ford Motor                                       172,400              2,843
Home Depot                                       104,400              5,075
McGraw-Hill                                       74,400              5,078
Target                                           155,700              6,714
Walt Disney                                      157,600              3,637
                                                                    -------
                                                                     30,211
                                                                    -------
CONSUMER STAPLES - 10.3%
Anheuser-Busch                                    73,700              3,847
Cadbury Schweppes, ADR                           258,900              7,184
Coca-Cola                                         40,300              2,106
General Mills*                                    36,000              1,759
H.J. Heinz                                       155,600              6,457
Kimberly-Clark                                    60,325              3,900
Kraft Foods*                                     177,000              6,841
PepsiCo                                          203,260             10,468
Philip Morris                                    122,300              6,442
Procter & Gamble                                  45,400              4,090
Sysco                                            246,340              7,346
Walgreen                                         172,600              6,764
                                                                    -------
                                                                     67,204
                                                                    -------
ENERGY - 9.5%
BP, ADR                                          208,700             11,082
ChevronTexaco                                     78,016              7,043
Exxon Mobil                                      418,738             18,353
Marathon Oil                                     165,900              4,778
Phillips Petroleum                                99,500              6,249
Royal Dutch Petroleum, ADR                       260,000             14,123
                                                                    -------
                                                                     61,628
                                                                    -------
FINANCIALS - 25.7%
Alliance Capital Management Holding               54,300              2,520
AMB Property                                     183,400              5,044
Ambac Financial Group                             93,200              5,505
American Express                                 175,800              7,201
Bank of America                                   67,600              4,598
Bank of New York                                 170,600              7,169
BB&T                                              48,300              1,841
Chubb                                             99,800              7,295
Citigroup                                        362,566             17,954
Fannie Mae                                        29,600              2,364
Federal Home Loan Mortgage                       123,700              7,839
J P Morgan Chase                                 255,300              9,101
Legg Mason                                        92,300              4,899
Marsh & McLennan                                  67,000              7,554
Mellon Financial                                 275,100             10,616
Merrill Lynch                                    206,400             11,430
Morgan Stanley Dean Witter                        68,800              3,943
North Fork Bancorporation                        183,400              6,522
Northern Trust                                   109,150              6,561
SouthTrust                                       254,400              6,716
St. Paul Companies                               182,600              8,372
Washington Mutual                                 47,500              1,574
Wells Fargo                                      272,300             13,452
Zions Bancorporation                             130,500              7,735
                                                                    -------
                                                                    167,805
                                                                    -------

GROWTH & INCOME FUND (CONTINUED)

DESCRIPTION                                       SHARES        VALUE (000)
---------------------------------------------------------------------------
HEALTH CARE - 13.5%
Abbott Laboratories                               57,300           $ 3,014
Baxter International                             140,400             8,357
Bristol-Myers Squibb                             133,232             5,395
Cardinal Health                                   25,300             1,794
Eli Lilly                                        107,600             8,199
HCA                                              149,200             6,577
Johnson & Johnson                                 80,300             5,215
McKesson HBOC                                     85,500             3,200
Medtronic                                         61,600             2,785
Merck                                             77,300             4,451
Pfizer                                           271,800            10,801
Pharmacia                                        323,943            14,603
Wyeth                                            202,900            13,320
                                                                   -------
                                                                    87,711
                                                                   -------
INDUSTRIALS - 10.5%
Automatic Data Processing                        112,800             6,573
Avery Dennison                                    34,804             2,124
Boeing                                           157,300             7,590
Emerson Electric                                  66,700             3,828
General Electric                                 376,900            14,115
Honeywell International                          251,900             9,640
Minnesota Mining & Manufacturing                  86,400             9,937
Tyco International                               157,100             5,077
United Parcel Service                            126,650             7,700
United Technologies                               26,800             1,989
                                                                  --------
                                                                    68,573
                                                                  --------
INFORMATION TECHNOLOGY - 6.8%
Compaq Computer                                  187,400             1,958
Electronic Data Systems                          175,920             8,893
International Business Machines                   92,500             9,620
Intel                                            364,600            11,087
Millipore                                         63,300             2,800
Texas Instruments                                290,900             9,629
                                                                  --------
                                                                    43,987
                                                                  --------
MATERIALS - 4.0%
Alcoa                                             85,700             3,234
Dow Chemical                                     220,600             7,218
Ecolab                                           168,700             7,713
Praxair                                          135,400             8,097
                                                                  --------
                                                                    26,262
                                                                  --------
TELECOMMUNICATION SERVICES - 6.3%
ALLTEL                                            91,400             5,077
BellSouth                                         83,000             3,059
Qwest Communications International*              196,000             1,611
SBC Communications                               340,500            12,748
Sprint                                           185,000             2,829
Verizon Communications                           344,100            15,708
                                                                  --------
                                                                    41,032
                                                                  --------
UTILITIES - 3.2%
Duke Energy                                      282,400            10,675
Xcel Energy                                      409,600            10,383
                                                                  --------
                                                                    21,058
                                                                  --------
TOTAL COMMON STOCKS
                                                                   615,471
                                                                  --------
CONVERTIBLE PREFERRED STOCK - 0.5%
Lucent Technologies                                3,425             3,134
                                                                  --------
TOTAL CONVERTIBLE PREFERRED STOCK
                                                                     3,134
                                                                  --------

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       83)

SCHEDULE OF INVESTMENTS March 31, 2002 (unaudited)

GROWTH & INCOME FUND (CONCLUDED)

DESCRIPTION                             PAR (000)/SHARES        VALUE (000)
---------------------------------------------------------------------------
CONVERTIBLE CORPORATE BOND - 0.8%
Tribune
   2.000%, 5/15/29                            $       78          $  5,655
                                                                  --------
TOTAL CONVERTIBLE CORPORATE BOND                                     5,655
                                                                  --------
CORPORATE BOND - 0.5%
Nortel Networks
   6.125%, 02/15/06                                3,946             2,943
                                                                  --------
TOTAL CORPORATE BOND                                                 2,943
                                                                  --------
RELATED PARTY MONEY MARKET FUND - 2.9%
First American Prime Obligations Fund (A)     18,943,983            18,944
                                                                  --------
TOTAL RELATED PARTY MONEY MARKET FUND                               18,944
                                                                  --------
TOTAL INVESTMENTS - 99.1%
   (Cost $547,651)                                                 646,147
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET - 0.9%                             5,764
                                                                  --------
TOTAL NET ASSETS - 100.0%                                         $651,911
                                                                  --------

* Non-income producing security
(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See also the notes to the financial statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

(84     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF Assets and Liabilities March 31, 2002 (unaudited), in thousands, except for per share data

                                                                             BALANCED        EQUITY        GROWTH &
                                                                                 FUND   INCOME FUND     INCOME FUND
                                                                            ---------   -----------     -----------
ASSETS:
Investments in securities, at cost                                          $ 548,951      $404,901       $ 547,651
==========================================================================  =========      ========       =========
Investments in securities, at value                                         $ 595,951      $503,693       $ 646,147
Cash                                                                               --            71              --
Collateral for securities loaned, at value                                    244,015        95,266         190,309
Dividends and interest receivable                                               3,576           804             811
Capital shares sold                                                               570         1,394             392
Receivable for securities sold                                                  2,158            --           8,859
Other receivables                                                                   1            23               1
Prepaid expenses and other assets                                                  95            63              56
--------------------------------------------------------------------------  ---------      --------       ---------
TOTAL ASSETS                                                                  846,366       601,314         846,575
==========================================================================  =========      ========       =========
LIABILITIES:
Capital shares redeemed                                                         3,659           642             798
Payable upon return of securities loaned                                      244,015        95,266         190,309
Payable for securities purchased                                                3,524        31,997           2,988
Payable to affiliates                                                             439           360             475
Distribution and shareholder servicing fees                                        98            23              84
Written options, at value                                                          --            --              --
Accrued expenses and other liabilities                                             95            13              10
--------------------------------------------------------------------------  ---------      --------       ---------
TOTAL LIABILITIES                                                             251,830       128,301         194,664
==========================================================================  =========      ========       =========
NET ASSETS                                                                  $ 594,536      $473,013       $ 651,911
==========================================================================  =========      ========       =========
COMPOSITION OF NET ASSETS:
Paid in capital                                                             $ 608,962      $360,179       $ 586,509
Accumulated net investment income (loss)                                          363          (346)            194
Accumulated net realized gain (loss)                                          (61,789)       14,388         (33,288)
Unrealized appreciation of investments                                         47,000        98,792          98,496
--------------------------------------------------------------------------  ---------      --------       ---------
NET ASSETS                                                                  $ 594,536      $473,013       $ 651,911
==========================================================================  =========      ========       =========
CLASS A:
Net assets                                                                  $ 128,644      $ 30,902       $ 154,373
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)       12,705         2,360           4,515
Net asset value and redemption price per share                              $   10.13      $  13.09       $   34.19
Maximum offering price per share (A)                                        $   10.72      $  13.85       $   36.18
CLASS B:
Net assets                                                                  $  48,049      $ 14,684       $  12,178
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)        4,779         1,128             360
Net asset value and offering price per share (C)                            $   10.05      $  13.02       $   33.79
CLASS C:
Net assets                                                                  $   2,615      $ 12,546       $     297
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)          259           962               9
Net asset value per share (C)                                               $   10.10      $  13.05       $   34.13
Maximum offering price per share (B)                                        $   10.20      $  13.18       $   34.47
CLASS S:
Net assets                                                                  $  44,190      $  1,557       $  47,990
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)        4,360           119           1,405
Net asset value, offering price, and redemption price per share             $   10.14      $  13.09       $   34.16
CLASS Y:
Net assets                                                                  $ 371,038      $413,324       $ 437,073
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)       36,554        31,382          12,767
Net asset value, offering price, and redemption price per share             $   10.15      $  13.17       $   34.24
--------------------------------------------------------------------------  ---------      --------       ---------

(A) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(B) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 1.00%.
(C) Class B and C have a contingent deferred sales charge. For a description of a possible redemption charge, see the notes to the financial statements.

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       85)

STATEMENTS OF Operations For the six months ended March 31, 2002 (unaudited), in thousands

                                                                BALANCED          EQUITY        GROWTH &
                                                                    FUND     INCOME FUND     INCOME FUND
                                                               ---------     -----------     -----------
INVESTMENT INCOME:
Interest                                                       $   7,562       $     631       $     304
Dividends                                                          1,623           4,325           5,369
Less: Foreign taxes withheld                                          (4)            (15)            (21)
Securities lending                                                   124              34              87
Other                                                                 23              --              --
---------------------------------------------------------      ---------       ---------       ---------
TOTAL INVESTMENT INCOME                                            9,328           4,975           5,739
=========================================================      =========       =========       =========
EXPENSES:
Investment advisory fees                                           1,957           1,201           2,253
Administrator and fund accounting fees                               704             428             800
Transfer agent fees and expenses                                     201              66             175
Custodian fees                                                        30              19              35
Directors' fees                                                        1               1               2
Registration fees                                                     23              23              25
Professional fees                                                      6               5               6
Printing                                                              13               5              16
Distribution and shareholder servicing fees - Class A                164              34             193
Distribution and shareholder servicing fees - Class B                242              64              60
Distribution and shareholder servicing fees - Class C                 13              52               1
Shareholder servicing fees - Class S                                  55               1              59
Other                                                                  7               2               6
---------------------------------------------------------      ---------       ---------       ---------
TOTAL EXPENSES                                                     3,416           1,901           3,631
=========================================================      =========       =========       =========
Less: Waiver of expenses                                            (534)            (85)           (198)
---------------------------------------------------------      ---------       ---------       ---------
TOTAL NET EXPENSES                                                 2,882           1,816           3,433
=========================================================      =========       =========       =========
INVESTMENT INCOME (LOSS) - NET                                     6,446           3,159           2,306
=========================================================      =========       =========       =========
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS - NET:
Net realized gain (loss) on investments                          (13,108)         16,253         (10,038)
Net change in unrealized appreciation or depreciation of
 investments                                                      51,623          14,044          76,603
---------------------------------------------------------      ---------       ---------       ---------
NET GAIN ON INVESTMENTS                                           38,515          30,297          66,565
=========================================================      =========       =========       =========
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  44,961       $  33,456       $  68,871
=========================================================      =========       =========       =========

The accompanying notes are an integral part of the financial statements.

(86     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                                  BALANCED                   EQUITY
                                                                                                      FUND              INCOME FUND
                                                                       -----------------------------------    ---------------------
                                                                         10/1/01      11/1/00      11/1/99      10/1/01     10/1/00
                                                                              to           to           to           to          to
                                                                         3/31/02      9/30/01     10/31/00      3/31/02     9/30/01
                                                                       ---------    ---------    ---------    ---------   ---------
                                                                      (unaudited)                            (unaudited)
OPERATIONS:
Investment income - net                                                $   6,446    $   5,269    $   4,273    $   3,159   $   6,363
Net realized gain (loss) on investments                                  (13,108)     (27,742)      32,738       16,253      34,974
Net change in unrealized appreciation or depreciation of investments      51,623       (9,744)       5,378       14,044     (48,968)
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Net increase (decrease) in net assets resulting from operations           44,961      (32,217)      42,389       33,456      (7,631)
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (2):
  Class A                                                                 (1,360)      (1,041)        (884)        (215)       (499)
  Class B                                                                   (331)         (63)         (14)         (61)       (163)
  Class C                                                                    (18)          --           --          (50)        (72)
  Class S                                                                   (402)        (783)          --           (6)         --
  Class Y                                                                 (4,390)      (3,486)      (3,330)      (2,882)     (6,119)
Net realized gain on investments (3):
  Class A                                                                     --       (8,185)      (2,820)         (94)     (5,284)
  Class B                                                                     --         (350)         (42)         (43)     (2,404)
  Class C                                                                     --           --           --          (34)     (1,226)
  Class S                                                                     --           --           --           (1)         --
  Class Y                                                                     --      (24,476)      (9,415)      (1,077)    (57,265)
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Total distributions                                                       (6,501)     (38,384)     (16,505)      (4,463)    (73,032)
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                      3,838        4,908        4,930        6,601      12,934
  Reinvestment of distributions                                            1,307        9,021        3,692          224       4,177
  Payments for redemptions                                               (12,374)     (10,124)     (13,973)      (2,585)     (7,234)
  Shares issued in connection with the acquisition of Fund net assets         --       85,686           --           --         971
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase (decrease) in net assets from Class A transactions               (7,229)      89,491       (5,351)       4,240      10,848
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Class B
  Proceeds from sales                                                      1,802        3,038        1,538        2,876       3,888
  Reinvestment of distributions                                              320          398           55          100       2,524
  Payments for redemptions                                                (4,263)        (959)         (88)        (789)     (2,933)
  Shares issued in connection with the acquisition of Fund net assets         --       42,162           --           --         777
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase (decrease) in net assets from Class B transactions               (2,141)      44,639        1,505        2,187       4,256
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Class C
  Proceeds from sales                                                        351           --           --        5,447       7,719
  Reinvestment of distributions                                               18           --           --           84       1,292
  Payments for redemptions                                                  (256)          (1)          --       (1,804)     (1,596)
  Shares issued in connection with the acquisition of Fund net assets         --        2,261           --           --          --
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase in net assets from Class C transactions                             113        2,260           --        3,727       7,415
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Class S (4)
  Proceeds from sales                                                     11,344       18,848           --        1,468          --
  Reinvestment of distributions                                              390          783           --            7          --
  Payments for redemptions                                                (9,827)     (20,708)          --         (330)         --
  Shares issued in connection with the acquisition of Fund net assets         --       47,220           --           --         305
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase (decrease) in net assets from Class S transactions                1,907       46,143           --        1,145         305
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Class Y (4)
  Proceeds from sales                                                     40,180       41,615       74,157      177,986      93,503
  Reinvestment of distributions                                            4,020       27,497       12,490        1,160      20,989
  Payments for redemptions                                               (73,375)     (49,275)    (124,078)     (58,215)    (93,006)
  Shares issued in connection with the acquisition of Fund net assets         --      241,051           --           --      39,223
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase (decrease) in net assets from Class Y transactions              (29,175)     260,888      (37,431)     120,931      60,709
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Increase (decrease) in net assets from capital share transactions        (36,525)     443,421      (41,277)     132,230      83,533
---------------------------------------------------------------------  ---------    ---------    ---------    ---------   ---------
Total increase (decrease) in net assets                                    1,935      372,820      (15,393)     161,223       2,870
NET ASSETS AT BEGINNING OF PERIOD                                        592,601      219,781      235,174      311,790     308,920
=====================================================================  =========    =========    =========    =========   =========
NET ASSETS AT END OF PERIOD                                            $ 594,536    $ 592,601    $ 219,781    $ 473,013   $ 311,790
=====================================================================  =========    =========    =========    =========   =========
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD              $     363    $     418    $     408    $    (346)  $    (291)
=====================================================================  =========    =========    =========    =========   =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                     GROWTH &
                                                                                                  INCOME FUND
                                                                          -----------------------------------
                                                                            10/1/01      11/1/00      11/1/99
                                                                                 to           to           to
                                                                            3/31/02      9/30/01     10/31/00
                                                                          ---------    ---------    ---------
                                                                         (unaudited)
OPERATIONS:
Investment income - net                                                   $   2,306    $   3,899    $   3,470
Net realized gain (loss) on investments                                     (10,038)     (20,431)      85,495
Net change in unrealized appreciation or depreciation of investments         76,603     (225,024)      (5,442)
-----------------------------------------------------------------------   ---------    ---------    ---------
Net increase (decrease) in net assets resulting from operations              68,871     (241,556)      83,523
-----------------------------------------------------------------------   ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net (2):
  Class A                                                                      (389)        (622)        (443)
  Class B                                                                        (7)          (3)          --
  Class C                                                                        --           --           --
  Class S                                                                      (120)        (205)          --
  Class Y                                                                    (1,783)      (3,426)      (2,544)
Net realized gain on investments (3):
  Class A                                                                        --      (18,329)     (15,918)
  Class B                                                                        --         (381)        (174)
  Class C                                                                        --           --           --
  Class S                                                                        --           --           --
  Class Y                                                                        --      (52,526)     (44,113)
-----------------------------------------------------------------------   ---------    ---------    ---------
Total distributions                                                          (2,299)     (75,492)     (63,192)
-----------------------------------------------------------------------   ---------    ---------    ---------
CAPITAL SHARE TRANSACTIONS (1):
Class A
  Proceeds from sales                                                         2,666       14,194       11,515
  Reinvestment of distributions                                                 371       18,343       16,227
  Payments for redemptions                                                  (13,255)     (30,893)     (43,862)
  Shares issued in connection with the acquisition of Fund net assets            --       39,469           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class A transactions                 (10,218)      41,113      (16,120)
-----------------------------------------------------------------------   ---------    ---------    ---------
Class B
  Proceeds from sales                                                           639        5,627        2,425
  Reinvestment of distributions                                                   6          382          172
  Payments for redemptions                                                   (1,179)      (2,558)        (557)
  Shares issued in connection with the acquisition of Fund net assets            --        8,272           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class B transactions                    (534)      11,723        2,040
-----------------------------------------------------------------------   ---------    ---------    ---------
Class C
  Proceeds from sales                                                           295           --           --
  Reinvestment of distributions                                                  --           --           --
  Payments for redemptions                                                       --           --           --
  Shares issued in connection with the acquisition of Fund net assets            --           --           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase in net assets from Class C transactions                                295           --           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Class S (4)
  Proceeds from sales                                                         4,286       20,079           --
  Reinvestment of distributions                                                 119          204           --
  Payments for redemptions                                                   (5,576)     (28,683)          --
  Shares issued in connection with the acquisition of Fund net assets            --       67,112           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class S transactions                  (1,171)      58,712           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Class Y (4)
  Proceeds from sales                                                        31,699      201,909      128,142
  Reinvestment of distributions                                               1,263       47,547       39,852
  Payments for redemptions                                                 (140,533)    (204,896)    (189,546)
  Shares issued in connection with the acquisition of Fund net assets            --      153,883           --
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from Class Y transactions                (107,571)     198,443      (21,552)
-----------------------------------------------------------------------   ---------    ---------    ---------
Increase (decrease) in net assets from capital share transactions          (119,199)     309,991      (35,632)
-----------------------------------------------------------------------   ---------    ---------    ---------
Total increase (decrease) in net assets                                     (52,627)      (7,057)     (15,301)
NET ASSETS AT BEGINNING OF PERIOD                                           704,538      711,595      726,896
=======================================================================   =========    =========    =========
NET ASSETS AT END OF PERIOD                                               $ 651,911    $ 704.538    $ 711,595
=======================================================================   =========    =========    =========
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                 $     194    $     187    $   1,283
=======================================================================   =========    =========    =========

(1) See Note 4 in the notes to the financial statements for additional information.
(2 )Includes distributions in excess of net investment income of $351 for the period ended September 30, 2001, for the Equity Income Fund.
(3) Includes distributions in excess of net realized gains of $459, $381, and $1,019 for the period ended September 30, 2001, for the Growth and Income, Equity Income, and Balanced Funds, respectively.
(4) On September 24, 2001, Institutional Class and Class Y of Growth and Income Fund were redesignated as Class Y and Class S, respectively.

The accompanying notes are an integral part of the financial statements.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       87)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                   REALIZED AND
                      NET ASSET                      UNREALIZED     DIVIDENDS
                          VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                      BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                      OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                     ----------   --------------   ------------   -----------  --------------
BALANCED FUND (7)
Class A
 2002 (2) (8)          $  9.50        $  0.10         $  0.63       $ (0.10)       $    --
 2001 (1) (2)            13.83           0.18           (2.24)        (0.20)         (2.07)
 2000                    12.39           0.23            2.12         (0.22)         (0.69)
 1999                    12.30           0.20            0.49         (0.20)         (0.40)
 1998                    12.57           0.23            0.77         (0.24)         (1.03)
 1997                    11.54           0.24            1.73         (0.24)         (0.70)
Class B
 2002 (2) (8)          $  9.44        $  0.06         $  0.62       $ (0.07)       $    --
 2001 (1) (2)            13.75           0.17           (2.29)        (0.13)         (2.06)
 2000                    12.33           0.13            2.11         (0.14)         (0.68)
 1999 (3)                12.37           0.07           (0.04)        (0.07)            --
Class C
 2002 (2) (8)          $  9.49        $  0.06         $  0.62       $ (0.07)       $    --
 2001 (2) (7)             9.29             --            0.20            --             --
Class S
 2002 (2) (8)          $  9.50        $  0.10         $  0.63       $ (0.09)       $    --
 2001 (2) (4)            11.27           0.18           (1.74)        (0.21)            --
Class Y
 2002 (2) (8)          $  9.53        $  0.11         $  0.63       $ (0.12)       $    --
 2001 (1) (2)            13.87           0.16           (2.20)        (0.23)         (2.07)
 2000                    12.43           0.26            2.13         (0.26)         (0.69)
 1999                    12.32           0.24            0.49         (0.23)         (0.39)
 1998                    12.59           0.26            0.77         (0.27)         (1.03)
 1997                    11.55           0.27            1.73         (0.27)         (0.69)
------------------     -------        -------         -------       -------        -------
EQUITY INCOME FUND
Class A
 2002 (2) (8)          $ 12.13        $  0.10         $  1.00       $ (0.10)       $ (0.04)
 2001 (2)                16.29           0.29           (0.74)        (0.32)         (3.39)
 2000                    15.94           0.28            1.45         (0.28)         (1.10)
 1999                    15.70           0.36            1.15         (0.37)         (0.90)
 1998                    15.69           0.41            0.86         (0.41)         (0.85)
 1997                    12.65           0.40            3.40         (0.41)         (0.35)
Class B
 2002 (2) (8)          $ 12.07        $  0.05         $  1.00       $ (0.06)       $ (0.04)
 2001 (2)                16.24           0.18           (0.75)        (0.21)         (3.39)
 2000                    15.90           0.18            1.44         (0.18)         (1.10)
 1999                    15.65           0.24            1.16         (0.25)         (0.90)
 1998                    15.62           0.30            0.87         (0.29)         (0.85)
 1997                    12.61           0.29            3.37         (0.30)         (0.35)
Class C
 2002 (2) (8)          $ 12.09        $  0.05         $  1.01       $ (0.06)       $ (0.04)
 2001 (2) (5)            16.28           0.18           (0.76)        (0.22)         (3.39)
 2000                    15.93           0.19            1.44         (0.18)         (1.10)
 1999 (1)                16.62           0.21           (0.70)        (0.20)            --
Class S
 2002 (2) (8)          $ 12.12        $  0.10         $  1.01       $ (0.10)       $ (0.04)
 2001 (2) (3)            11.57           0.01            0.54            --             --
Class Y
 2002 (2) (8)          $ 12.20        $  0.11         $  1.02       $ (0.12)       $ (0.04)
 2001 (2)                16.37           0.33           (0.76)        (0.35)         (3.39)
 2000                    16.00           0.32            1.47         (0.32)         (1.10)
 1999                    15.74           0.40            1.17         (0.41)         (0.90)
 1998                    15.70           0.46            0.88         (0.45)         (0.85)
 1997                    12.66           0.43            3.40         (0.44)         (0.35)
------------------     -------        -------         -------       -------        -------

(1) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2) Per share data calculated using average shares outstanding method.
(3) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(7) The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Balanced Fund and Firstar Balanced Growth Fund. Firstar Balanced Growth Fund is the accounting survivor.
(8) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(88     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
      VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (6)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
 ----------   -----------   -------------   ------------   --------------   ------------  ------------------  ----------
  $  10.13         7.75%       $128,644          1.05%           2.05%           1.23%             1.87%             34%
      9.50       (17.03)        127,590          1.22            1.96            1.28              1.90               54
     13.83        19.46          54,380          1.22            1.66            1.28              1.60               79
     12.39         5.56          53,807          1.18            1.59            1.25              1.52               69
     12.30         8.60          59,657          1.00            1.91            1.24              1.67               56
     12.57        18.07          44,026          1.00            2.06            1.25              1.81               70

  $  10.05         7.19%       $ 48,049          1.80%           1.30%           1.98%             1.12%             34%
      9.44       (17.64)         47,150          1.93            1.22            1.99              1.16               54
     13.75        18.77           2,243          1.97            0.91            2.03              0.85               79
     12.33         0.25             630          1.97            0.87            2.03              0.81               69

  $  10.10         7.17%       $  2,615          1.80%           1.29%           1.98%             1.11%             34%
      9.49         2.15           2,351          0.94            2.20            0.94              2.20               54

  $  10.14         7.72%       $ 44,190          1.05%           2.05%           1.23%             1.87%             34%
      9.50       (14.03)         39,527          1.22            1.94            1.28              1.88               54

  $  10.15         7.75%       $371,038          0.80%           2.30%           0.98%             2.12%             34%
      9.53       (16.84)        375,983          0.97            2.21            1.04              2.14               54
     13.87        19.94         163,158          0.97            1.91            1.03              1.85               79
     12.43         5.87         180,737          0.93            1.84            1.00              1.77               69
     12.32         8.83         188,123          0.75            2.16            0.99              1.92               56
     12.59        18.39         164,382          0.75            2.31            1.00              2.06               70
  --------       ------        --------          ----            ----            ----              ----               --

  $  13.09         9.16%       $ 30,902          1.15%           1.55%           1.20%             1.50%             11%
     12.13        (3.89)         24,557          1.00            1.97            1.15              1.82               33
     16.29        11.11          20,607          1.00            1.69            1.14              1.55               36
     15.94         9.74          18,970          1.00            2.01            1.13              1.88               35
     15.70         8.38          11,018          1.00            2.58            1.12              2.46               14
     15.69        31.16           7,276          1.00            2.96            1.17              2.79               39

  $  13.02         8.78%       $ 14,684          1.90%           0.80%           1.95%             0.75%             11%
     12.07        (4.64)         11,516          1.75            1.20            1.90              1.05               33
     16.24        10.35          10,366          1.75            0.95            1.89              0.81               36
     15.90         9.10          10,971          1.75            1.34            1.88              1.21               35
     15.65         7.77           8,570          1.75            1.81            1.87              1.69               14
     15.62        30.06           6,619          1.75            2.19            1.92              2.02               39

  $  13.05         8.86%       $ 12,546          1.90%           0.78%           1.95%             0.73%             11%
     12.09        (4.74)          8,028          1.75            1.20            1.90              1.05               33
     16.28        10.41           2,511          1.75            0.88            1.89              0.74               36
     15.93        (3.02)          1,700          1.76            0.65            1.88              0.53               35

  $  13.09         9.27%       $  1,557          1.15%           1.56%           1.20%             1.51%             11%
     12.12         4.75             328          1.23            4.08            1.42              3.89               33

  $  13.17         9.32%       $413,324          0.90%           1.79%           0.95%             1.74%             11%
     12.20        (3.71)        267,361          0.75            2.21            0.90              2.06               33
     16.37        11.46         275,436          0.75            1.99            0.89              1.85               36
     16.00        10.10         350,775          0.75            2.38            0.88              2.25               35
     15.74         8.85         359,588          0.75            2.81            0.87              2.69               14
     15.70        31.45         369,919          0.75            3.12            0.92              2.95               39
  --------       ------        --------          ----            ----            ----              ----               --

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       89)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated

                                                         REALIZED AND
                            NET ASSET                      UNREALIZED     DIVIDENDS
                                VALUE              NET          GAINS      FROM NET   DISTRIBUTIONS
                            BEGINNING       INVESTMENT    (LOSSES) ON    INVESTMENT            FROM
                            OF PERIOD    INCOME (LOSS)    INVESTMENTS        INCOME   CAPITAL GAINS
                           ----------   --------------   ------------   -----------  --------------
GROWTH & INCOME FUND (7)
Class A
 2002 (1) (8)               $  31.16        $  0.08        $   3.03       $ (0.08)       $    --
 2001 (1) (2)                  47.40           0.12          (11.48)        (0.12)         (4.76)
 2000 (1)                      46.06           0.14            5.21         (0.11)         (3.90)
 1999                          44.41           0.29            4.92         (0.35)         (3.21)
 1998                          39.24           0.36            6.55         (0.35)         (1.39)
 1997                          33.07           0.37            8.92         (0.39)         (2.73)
Class B
 2002 (1) (8)               $  30.86        $ (0.04)       $   2.99       $ (0.02)       $    --
 2001 (1) (2)                  47.12           0.01          (11.50)        (0.01)         (4.76)
 2000 (1)                      46.03          (0.22)           5.21            --          (3.90)
 1999 (1) (3)                  44.64           0.02            1.40         (0.03)            --
Class C
 2002 (1) (8)               $  31.17        $ (0.05)       $   3.06       $ (0.05)       $    --
 2001 (1) (4)                  29.98             --            1.19            --             --
Class S
 2002 (1) (8)               $  31.14        $  0.08        $   3.02       $ (0.08)       $    --
 2001 (1) (5)                  40.86           0.10           (9.68)        (0.14)            --
Class Y
 2002 (1) (8)               $  31.21        $  0.13        $   3.03       $ (0.13)       $    --
 2001 (1) (2)                  47.47           0.20          (11.49)        (0.21)         (4.76)
 2000 (1)                      46.12           0.26            5.21         (0.22)         (3.90)
 1999                          44.46           0.41            4.92         (0.46)         (3.21)
 1998                          39.28           0.47            6.55         (0.45)         (1.39)
 1997                          33.08           0.46            8.94         (0.47)         (2.73)
------------------------    --------        -------        --------       -------        -------

(1) Per share data calculated using average shares outstanding method.
(2) Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Class of shares have been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(7) The financial highlights for the Growth and Income Fund as set forth herein include the historical financial highlights of the Firstar Growth and Income Fund. The assets of the Firstar Fund were acquired by the First American Growth and Income Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Growth and Income Fund were exchanged for Class A shares of the First American Growth and Income Fund,
    (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(8) For the six months ended March 31, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(90     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                                RATIO OF        RATIO OF NET
                                                             RATIO OF NET    EXPENSES TO   INVESTMENT INCOME
  NET ASSET                                     RATIO OF       INVESTMENT        AVERAGE   (LOSS) TO AVERAGE
      VALUE                    NET ASSETS    EXPENSES TO    INCOME (LOSS)     NET ASSETS          NET ASSETS   PORTFOLIO
     END OF         TOTAL          END OF        AVERAGE       TO AVERAGE     (EXCLUDING          (EXCLUDING    TURNOVER
     PERIOD    RETURN (6)    PERIOD (000)     NET ASSETS       NET ASSETS       WAIVERS)            WAIVERS)        RATE
 ----------   -----------   -------------   ------------   --------------   ------------  ------------------  ----------
  $  34.19        10.00%       $154,373          1.15%           0.51%           1.21%             0.45%           32%
     31.16       (26.33)        150,323          1.19            0.35            1.22              0.32            51
     47.40        12.54         183,049          1.19            0.31            1.20              0.30            89
     46.06        11.78         194,089          1.17            0.74            1.18              0.73            62
     44.41        18.08         190,331          1.12            0.86            1.19              0.79            49
     39.24        30.47         128,070          1.12            1.09            1.19              1.02            31

  $  33.79         9.56%       $ 12,178          1.90%          (0.24)%          1.96%            (0.30)%          32%
     30.86       (26.79)         11,613          1.93           (0.43)           1.96             (0.46)           51
     47.12        11.69           3,718          1.94           (0.44)           1.95             (0.45)           89
     46.03         3.19           1,550          1.94            0.05            1.94              0.05            62

  $  34.13         9.68%       $    297          1.90%          (0.28)%          1.96%            (0.34)%          32%
     31.17         3.94              --          0.00            0.00            0.00              0.00            51

  $  34.16         9.98%       $ 47,990          1.15%           0.51%           1.21%             0.45%           32%
     31.14       (23.50)         44,821          1.17            0.31            1.20              0.28            51

  $  34.24        10.12%       $437,073          0.90%           0.76%           0.96%             0.70%           32%
     31.21       (26.15)        497,781          0.93            0.59            0.96              0.56            51
     47.47        12.83         524,828          0.94            0.56            0.95              0.55            89
     46.12        12.04         531,257          0.92            0.99            0.93              0.98            62
     44.46        18.35         474,603          0.87            1.11            0.94              1.04            49
     39.28        30.83         366,020          0.87            1.34            0.94              1.27            31
  --------       ------        --------          ----           -----            ----             -----            --

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       91)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

1 >  ORGANIZATION

     The First American Health Sciences Fund, Real Estate Securities Fund, Science & Technology Fund, Technology Fund, Emerging Markets Fund, International Fund, Micro Cap Fund, Small Cap Core Fund, Small Cap Growth Fund, Small Cap Value Fund, Mid Cap Core Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Capital Growth Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund, Relative Value Fund, Balanced Fund, Equity Income Fund, and Growth & Income Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc.
     (FAIF), which is a member of the First American Family of Funds. FAIF currently offers 44 funds, including the Funds. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Board of Directors to create additional funds in the future.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares are sold with a front-end sales charge and may be subject to a contingent deferred sales charge for 18 months. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

     The Funds' prospectuses provide descriptions of each Fund's investment objectives, policies, and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes.

2 >  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Board of Directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on the accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Capital Growth Fund, Equity Income Fund, Growth & Income Fund, Large Cap Core Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Core Fund, Mid Cap Growth Fund, Mid Cap Value Fund, and Relative Value Fund declare and pay income dividends monthly. Micro Cap Fund, Small Cap Growth Fund, Small Cap Core Fund, Small Cap Value Fund, Health Sciences Fund, Real Estate Securities Fund, and Technology Fund declare and pay income dividends quarterly. Emerging Markets Fund, International Fund, and Science & Technology Fund declare and pay income dividends annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly distributions of the Real Estate Securities


(92     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Fund may be a return of capital. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

     FEDERAL TAXES - It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

     The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for Federal income-tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the "mark-to-market" of certain Passive Foreign Investment Companies (PFIC's) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     At September 30, 2001, the following Funds have capital loss carryovers:

                                                  AMOUNT (000)   EXPIRATION DATE
     ---------------------------------------------------------------------------
     Real Estate Securities Fund                      $  4,664              2008
     Science & Technology Fund                          51,353         2007-2009
     Emerging Markets Fund                                 242              2007
     International Fund                                 51,154         2007-2009
     Technology Fund                                    12,002              2009
     Micro Cap Fund                                      7,489              2009
     Mid Cap Core Fund                                  13,265              2009
     Mid Cap Growth Fund                                 8,410              2009
     Mid Cap Value Fund                                106,045              2008
     Capital Growth Fund                                12,783              2009
     Large Cap Core Fund                                31,064              2009
     Large Cap Growth Fund                               5,390              2009
     Large Cap Value Fund                                5,508              2009
     Balanced Fund                                      15,132         2008-2009
     Growth & Income Fund                               20,675              2009
     ---------------------------------------------------------------------------

     In accordance with Section 382 of the Internal Revenue Code, utilization of the capital loss carryovers was limited for Balanced, International, and Real Estate Securities Funds in the amount (000) of $11,268, $8,582, and $1,604, respectively. The amount for the Real Estate Securities Fund is subject to change because its tax year end is December 31.

     Certain Funds incurred a loss for tax purposes for November 1, 2000, to September 30, 2001. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ended September 30, 2002. The following Funds had deferred losses:

                                                                    AMOUNT (000)
     ---------------------------------------------------------------------------
     Technology Fund                                                    $285,984
     Emerging Markets Fund                                                 7,401
     International Fund                                                  125,526
     Small Cap Growth Fund                                                71,061
     Mid Cap Growth Fund                                                 108,446
     Large Cap Growth Fund                                                38,004
     Balanced Fund                                                        24,605
     ---------------------------------------------------------------------------

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P Stock Index futures contracts and other stock futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. There were no outstanding futures contracts at March 31, 2002.

     FOREIGN CURRENCY TRANSLATION - The books and records of the Emerging Markets Fund and International Fund are maintained in U.S. dollars on the following basis:

     o market value of investment securities, assets and liabilities at the current rate of exchange; and

     o purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Emerging Markets Fund and International Fund do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The Emerging Markets Fund and International Fund report certain foreign currency-related transactions as components

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       93)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

     of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The Emerging Markets Fund and International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the Emerging Markets Fund and International Fund intend to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Emerging Markets Fund and International Fund realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Funds' statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counter parties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at March 31, 2002.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as the 12b-1 fees, are borne by that Class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to the respective Class on the basis of the relative net assets each day.

     OPTIONS TRANSACTIONS - When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

     SECURITIES LENDING - Each Fund may lend up to one-third of the value of its total assets to broker-dealers, banks, or other institutional borrowers of securities in order to earn additional income. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

(94     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

3 >  FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), U.S. Bancorp Asset Management, Inc., formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc. (the "Advisor") manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay the Advisor a monthly fee based upon average daily net assets. The annual fee for each Fund is as follows:

     ---------------------------------------------------------------------------
     Health Sciences Fund                                                  0.70%
     Real Estate Securities Fund                                           0.70%
     Science & Technology Fund                                             0.70%
     Technology Fund                                                       0.70%
     Emerging Markets Fund                                                 1.15%
     International Fund                                                    1.10%
     Micro Cap Fund                                                        1.40%
     Small Cap Core Fund                                                   0.70%
     Small Cap Growth Fund                                                 0.70%
     Small Cap Value Fund                                                  0.70%
     Mid Cap Core Fund                                                     0.70%
     Mid Cap Growth Fund                                                   0.70%
     Mid Cap Value Fund                                                    0.70%
     Capital Growth Fund                                                   0.65%
     Large Cap Core Fund                                                   0.65%
     Large Cap Growth Fund                                                 0.65%
     Large Cap Value Fund                                                  0.65%
     Relative Value Fund                                                   0.65%
     Balanced Fund                                                         0.65%
     Equity Income Fund                                                    0.65%
     Growth & Income Fund                                                  0.65%
     ---------------------------------------------------------------------------

     The Advisor voluntarily waived fees during the current fiscal year so that the total fund operating expenses did not exceed expense limitations described in the Funds' prospectuses.

     The Funds may invest in First American Funds, Inc. (FAF), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, the Advisor reimburses each FAIF fund an amount equal to the investment advisory fee earned by FAF related to such investments.

     SUB-ADVISOR FEES - Marvin & Palmer Associates, Inc. ("Marvin & Palmer") serves as Sub-Advisor to the Emerging Markets Fund pursuant to a Sub-Advisory Agreement with the Advisor. Marvin & Palmer is paid a monthly fee by the Advisor calculated on an annual basis equal to 0.85% of the first $100 million of the Fund's average daily net assets, 0.60% of average daily net assets in excess of $100 million up to $300 million, 0.55% of average daily net assets in excess of $300 million up to $500 million, and 0.50% of average daily net assets in excess of $500 million.

     Clay Finlay, Inc. serves as Sub-Adviser to the International Fund, and receives a fee, payable by the Advisor. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Fund's average daily net assets): 0.75% of the first $50 million of the Fund's average daily net assets; plus 0.50% of the next $50 million of average daily net assets; plus 0.25% of average net assets in excess of $100 million.

     ADMINISTRATION FEES - U.S. Bancorp Asset Management, Inc. ("USBAM"), and U.S. Bancorp Fund Services, LLC ("USBFS"), formerly known as Firstar Mutual Fund Services, LLC ("FMFS"), (collectively the "Administrators") serve as the Co-Administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"), USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide administrative services including certain accounting, legal, and shareholder services to the First American Family of Funds. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% on the next $17 billion of aggregate average daily assets, 0.22% on the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. In addition, the Funds pay the Administrators annual fees of $18,500 per class for transfer agent services.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       95)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

     For the six months ended March 31, 2002, administration fees paid to USBAM and USBFS for the Funds included in this semiannual report were as follows
     (000):

                                                               USBAM       USBFS
     ---------------------------------------------------------------------------
     Health Sciences Fund                                       $ 29        $  7
     Real Estate Securities Fund                                  98          22
     Science & Technology Fund                                    35           8
     Technology Fund                                             136          31
     Emerging Markets Fund                                        46          10
     International Fund                                          693         158
     Micro Cap Fund                                              333          76
     Small Cap Core Fund                                         383          87
     Small Cap Growth Fund                                       355          81
     Small Cap Value Fund                                        447         102
     Mid Cap Core Fund                                           534         121
     Mid Cap Growth Fund                                         324          74
     Mid Cap Value Fund                                          301          68
     Capital Growth Fund                                         202          46
     Large Cap Core Fund                                         335          76
     Large Cap Growth Fund                                       643         146
     Large Cap Value Fund                                        947         216
     Relative Value Fund                                         445         101
     Balanced Fund                                               529         120
     Equity Income Fund                                          326          74
     Growth & Income Fund                                        609         139
     ---------------------------------------------------------------------------

     CUSTODIAN FEES - Through a separate contractual agreement, U.S. Bank serves as the Funds' custodian. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets, which is computed daily and paid monthly. The Custodian is also reimbursed for any out-of-pocket expenses incurred while providing services to the Funds.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, served as distributor for the Funds for the six months ended March 31, 2002. Under the respective distribution agreements, the Funds paid Quasar a monthly distribution and/or shareholder servicing fee equal to a rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares, 1.00% of the Class C shares, and 0.25% of the Class S shares, which may be used by Quasar to provide compensation for sales support and distribution activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class S shares. No distribution and shareholder servicing fees are paid by Class Y shares. Under the agreements, Quasar paid the following amounts to U.S. Bank and its affiliates for the six months ended March 31, 2002 (000):

                                                  U.S. BANCORP
                                     U.S. BANK   PIPER JAFFRAY   U.S. BANK TRUST
     ---------------------------------------------------------------------------
     Health Sciences Fund                $  4             $ 11              $ --
     Real Estate Securities Fund            1                2                 1
     Science & Technology Fund              7                1                 4
     Technology Fund                       18               37                 4
     Emerging Markets Fund                 --               --                --
     International Fund                    27               66                13
     Micro Cap Fund                        46                8                 3
     Small Cap Core Fund                   29                3                 7
     Small Cap Growth Fund                  8               38                 5
     Small Cap Value Fund                  25               22                 2
     Mid Cap Core Fund                    107               11                 6
     Mid Cap Growth Fund                    9              112                 6
     Mid Cap Value Fund                    14               16                --
     Capital Growth Fund                    1               --                18
     Large Cap Core Fund                   46                3                 3
     Large Cap Growth Fund                 99               97                 6
     Large Cap Value Fund                  36              105                 4
     Relative Value Fund                   60               --                47
     Balanced Fund                        199               48                23
     Equity Income Fund                    26               26                 2
     Growth & Income Fund                 242               11                 7
     ---------------------------------------------------------------------------

(96     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     TRANSFER AGENT FEES - USBF is the transfer agent and dividend disbursement agent of FAIF pursuant to the Co-Administration Agreement. Transfer agent fees of $7,388,661 in aggregate were paid to the Administrator for the six months ended March 31, 2002, for the First American Family of Funds. Fees paid to the Administrators by the Funds for the six months ended March 31, 2002, were as follows (000):

                                      ADMINISTRATORS
     ---------------------------------------------------------------------------
     Health Sciences Fund                                                   $ 78
     Real Estate Securities Fund                                              99
     Science & Technology Fund                                                94
     Technology Fund                                                         261
     Emerging Markets Fund                                                    66
     International Fund                                                      162
     Micro Cap Fund                                                           85
     Small Cap Core Fund                                                      80
     Small Cap Growth Fund                                                   115
     Small Cap Value Fund                                                    106
     Mid Cap Core Fund                                                       122
     Mid Cap Growth Fund                                                     173
     Mid Cap Value Fund                                                       94
     Capital Growth Fund                                                     126
     Large Cap Core Fund                                                     111
     Large Cap Growth Fund                                                   196
     Large Cap Value Fund                                                    203
     Relative Value Fund                                                      93
     Balanced Fund                                                           185
     Equity Income Fund                                                       88
     Growth & Income Fund                                                    150
     ---------------------------------------------------------------------------

     OTHER FEES - In addition to the investment advisory and management fees, custodian fees, distribution and shareholder servicing fees, administrator fees, and transfer agent fees, each Fund is responsible for paying most other operating expenses including organization costs, fees and expenses of outside directors, registration fees, printing shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the six months ended March 31, 2002, legal fees and expenses were paid to a law firm of which the Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A Contingent Deferred Sales Charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

                                                                            CDSC
                                                       AS A PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                                AMOUNT SUBJECT TO CHARGE
     ---------------------------------------------------------------------------
     First                                                                 5.00%
     Second                                                                5.00%
     Third                                                                 4.00%
     Fourth                                                                3.00%
     Fifth                                                                 2.00%
     Sixth                                                                 1.00%
     Seventh                                                                 --
     Eighth                                                                  --
     ---------------------------------------------------------------------------

     Class B shares will automatically convert to Class A shares eight years after the first day of the month shares are purchased.

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months. The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2002, sales charges for distributing the First American Family of Funds' shares, were paid to Quasar.

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       97)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

4 >  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the Funds were as follows (000):

                                                                 HEALTH             REAL ESTATE                           SCIENCE &
                                                          SCIENCES FUND         SECURITIES FUND                     TECHNOLOGY FUND
                                                   --------------------    --------------------    --------------------------------
                                                    10/1/01     10/1/00     10/1/01     10/1/00     10/1/01     11/1/00     12/1/99
                                                         to          to          to          to          to          to          to
                                                    3/31/02     9/30/01     3/31/02     9/30/01     3/31/02     9/30/01    10/31/00
                                                   --------    --------    --------    --------    --------    --------    --------
                                                 (unaudited)             (unaudited)             (unaudited)
Class A:
 Shares issued                                           62         309         566         103          42         306         101
 Shares issued in lieu of cash distributions             --          61          11           8          --          --          --
 Shares redeemed                                        (64)       (206)        (39)        (87)        (31)       (196)         (1)
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS A TRANSACTIONS                               (2)        164         538          24          11         110         100
=================================================  ========    ========    ========    ========    ========    ========    ========
Class B:
 Shares issued                                           51         134          27          30          38         184         656
 Shares issued in lieu of cash distributions             --          43           4           6          --          --          --
 Shares redeemed                                        (27)       (133)        (12)        (52)        (69)       (114)        (53)
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS B TRANSACTIONS                               24          44          19         (16)        (31)         70         603
=================================================  ========    ========    ========    ========    ========    ========    ========
Class C:
 Shares issued                                           36         233           7          22          42          --          --
 Shares issued in lieu of cash distributions             --          41          --           1          --          --          --
 Shares redeemed                                        (46)        (53)        (14)        (10)         (2)         --          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS C TRANSACTIONS                              (10)        221          (7)         13          40          --          --
=================================================  ========    ========    ========    ========    ========    ========    ========
Class S:
 Shares issued                                           --          --          48          19         218         409          --
 Shares issued in lieu of cash distributions             --          --           2          --          --          --          --
 Shares redeemed                                         --          --         (13)         --        (123)        (14)         --
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --           6          --          --          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS S TRANSACTIONS                               --          --          37          25          95         395          --
=================================================  ========    ========    ========    ========    ========    ========    ========
Class Y:
 Shares issued                                          204         434       1,696         953         682       4,228       4,314
 Shares issued in lieu of cash distributions             --          79          39          20          --          --          --
 Shares redeemed                                       (252)       (216)     (1,036)       (651)     (2,458)     (4,492)       (895)
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --       2,572          --          --          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS Y TRANSACTIONS                              (48)        297         699       2,894      (1,776)       (264)      3,419
=================================================  ========    ========    ========    ========    ========    ========    ========
NET INCREASE (DECREASE) IN CAPITAL SHARES               (36)        726       1,286       2,940      (1,661)        311       4,122
=================================================  ========    ========    ========    ========    ========    ========    ========

(98     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                             TECHNOLOGY                EMERGING                       INTERNATIONAL
                                                                   FUND            MARKETS FUND                                FUND
                                                   --------------------    --------------------    --------------------------------
                                                    10/1/01     10/1/00     10/1/01     10/1/00     10/1/01     11/1/00     12/1/99
                                                         to          to          to          to          to          to          to
                                                    3/31/02     9/30/01     3/31/02     9/30/01     3/31/02     9/30/01    10/31/00
                                                   --------    --------    --------    --------    --------    --------    --------
                                                 (unaudited)             (unaudited)             (unaudited)
Class A:
 Shares issued                                          864       2,869         905       1,068      11,203       2,252          27
 Shares issued in lieu of cash distributions             --         784          --          --          --          26          21
 Shares redeemed                                       (888)     (2,343)       (992)     (1,025)    (12,107)     (2,100)        (38)
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --          --          --       6,824          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS A TRANSACTIONS                              (24)      1,310         (87)         43        (904)      7,002          10
=================================================  ========    ========    ========    ========    ========    ========    ========
Class B:
 Shares issued                                          163         673           2          23          53          41           8
 Shares issued in lieu of cash distributions             --         589          --          --          --           6           4
 Shares redeemed                                       (299)       (676)         --          (6)       (125)        (25)         (8)
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --          --          --       1,212          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS B TRANSACTIONS                             (136)        586           2          17         (72)      1,234           4
=================================================  ========    ========    ========    ========    ========    ========    ========
Class C:
 Shares issued                                          129         904          16          55         149          11          --
 Shares issued in lieu of cash distributions             --         182          --          --          --          --          --
 Shares redeemed                                       (261)       (359)        (11)        (40)       (369)        (10)         --
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --          --          --       2,035          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS C TRANSACTIONS                             (132)        727           5          15        (220)      2,036          --
=================================================  ========    ========    ========    ========    ========    ========    ========
Class S:
 Shares issued                                           --          --           2          --         681         513         975
 Shares issued in lieu of cash distributions             --          --          --          --          --         125          66
 Shares redeemed                                         --          --          --          --        (368)       (688)       (606)
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --          --          --           6          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS S TRANSACTIONS                               --          --           2          --         313         (44)        435
=================================================  ========    ========    ========    ========    ========    ========    ========
Class Y:
 Shares issued                                        4,688       5,223       2,191       2,753      12,423      12,188       3,294
 Shares issued in lieu of cash distributions             --       1,152           6          --          --         570         332
 Shares redeemed                                     (4,531)     (6,237)     (1,381)     (2,466)    (11,983)     (9,040)       (926)
 Shares issued in connection with acquisition of
  Fund net assets                                        --          --          --          --          --      61,495          --
-------------------------------------------------  --------    --------    --------    --------    --------    --------    --------
TOTAL CLASS Y TRANSACTIONS                              157         138         816         287         440      65,213       2,700
=================================================  ========    ========    ========    ========    ========    ========    ========
NET INCREASE (DECREASE) IN CAPITAL SHARES              (135)      2,761         738         362        (443)     75,441       3,149
=================================================  ========    ========    ========    ========    ========    ========    ========

                                                                        MICRO                        SMALL CAP            SMALL CAP
                                                                     CAP FUND                        CORE FUND          GROWTH FUND
                                               ------------------------------   ------------------------------   ------------------
                                                10/1/01    11/1/00    11/1/99    10/1/01    11/1/00    12/1/99    10/1/01   10/1/00
                                                     to         to         to         to         to         to         to        to
                                                3/31/02    9/30/01   10/31/00    3/31/02    9/30/01   10/31/00    3/31/02   9/30/01
                                               --------   --------   --------   --------   --------   --------   --------  --------
                                             (unaudited)                      (unaudited)                      (unaudited)
Class A:
 Shares issued                                    2,325      1,815      1,005      1,045      1,069         22        849     3,029
 Shares issued in lieu of cash distributions          4        578        296         98        145         12         --       592
 Shares redeemed                                 (1,590)    (1,092)      (934)      (170)    (1,107)      (134)      (874)   (3,127)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --        801         --         --        --
---------------------------------------------  --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS A TRANSACTIONS                          739      1,301        367        973        908       (100)       (25)      494
=============================================  ========   ========   ========   ========   ========   ========   ========  ========
Class B:
 Shares issued                                      116        111         68        137         86          8         63       103
 Shares issued in lieu of cash distributions         --         31          3         13         23          2         --       103
 Shares redeemed                                     (7)       (19)        (8)       (29)       (43)       (13)       (32)      (91)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --         31         --         --        --
---------------------------------------------  --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS B TRANSACTIONS                          109        123         63        121         97         (3)        31       115
=============================================  ========   ========   ========   ========   ========   ========   ========  ========
Class C:
 Shares issued                                       16         --         --        115         --         --         77       285
 Shares issued in lieu of cash distributions         --         --         --         --         --         --         --        91
 Shares redeemed                                     (5)        --         --         --         --         --        (57)     (137)
---------------------------------------------  --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS C TRANSACTIONS                           11         --         --        115         --         --         20       239
=============================================  ========   ========   ========   ========   ========   ========   ========  ========
Class S:
 Shares issued                                       44        126         --        302        140        267          3        --
 Shares issued in lieu of cash distributions         --         --         --         33         67          4         --        --
 Shares redeemed                                    (29)        (7)        --       (118)      (148)      (195)        (1)       --
---------------------------------------------  --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS S TRANSACTIONS                           15        119         --        217         59         76          2        --
=============================================  ========   ========   ========   ========   ========   ========   ========  ========
Class Y:
 Shares issued                                    1,103      3,092      3,925      9,934      8,351      1,004      3,482    13,909
 Shares issued in lieu of cash distributions         17      4,158      1,987      1,365      1,679        137         --     3,028
 Shares redeemed                                 (1,513)    (2,085)    (2,605)    (1,506)    (7,782)    (1,563)    (6,073)   (7,480)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --     14,027         --         --        --
---------------------------------------------  --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS Y TRANSACTIONS                         (393)     5,165      3,307      9,793     16,275       (422)    (2,591)    9,457
=============================================  ========   ========   ========   ========   ========   ========   ========  ========
NET INCREASE (DECREASE) IN CAPITAL SHARES           481      6,708      3,737     11,219     17,339       (449)    (2,563)   10,305
=============================================  ========   ========   ========   ========   ========   ========   ========  ========

                           FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       99)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

                                                                   SMALL CAP                          MID CAP               MID CAP
                                                                  VALUE FUND                        CORE FUND           GROWTH FUND
                                                         -------------------   ------------------------------   -------------------
                                                          10/1/01    10/1/00    10/1/01    11/1/00    11/1/99    10/1/01    10/1/00
                                                               to         to         to         to         to         to         to
                                                          3/31/02    9/30/01    3/31/02    9/30/01   10/31/00    3/31/02    9/30/01
                                                         --------   --------   --------   --------   --------   --------   --------
                                                       (unaudited)           (unaudited)                      (unaudited)
Class A:
 Shares issued                                                562        769        330        173        106        893      7,041
 Shares issued in lieu of cash distributions                  404        398         --      1,052         43         --      9,400
 Shares redeemed                                           (1,257)      (706)      (344)      (312)      (700)    (3,134)   (12,201)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS A TRANSACTIONS                                   (291)       461        (14)       913       (551)    (2,241)     4,240
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class B:
 Shares issued                                                 89        142         40         86         10        102        375
 Shares issued in lieu of cash distributions                  156        155         --          6         --         --        192
 Shares redeemed                                              (84)      (158)        (3)       (10)        (1)       (60)      (176)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS B TRANSACTIONS                                    161        139         37         82          9         42        391
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class C:
 Shares issued                                                 60        290         14         --         --        128        881
 Shares issued in lieu of cash distributions                   57         13         --         --         --         --        237
 Shares redeemed                                              (37)       (22)        --         --         --       (196)      (294)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS C TRANSACTIONS                                     80        281         14         --         --        (68)       824
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class S:
 Shares issued                                                 26         --        139         63         --          3         --
 Shares redeemed                                               --         --        (21)       (11)        --         --         --
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS S TRANSACTIONS                                     26         --        118         52         --          3         --
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class Y:
 Shares issued                                              4,690     12,165      3,949     11,303      2,923      6,909     22,670
 Shares issued in lieu of cash distributions                4,122      3,792         --      3,638        146         --      9,585
 Shares redeemed                                           (7,044)    (8,889)    (1,631)    (8,827)    (4,617)    (8,371)   (11,904)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS Y TRANSACTIONS                                  1,768      7,068      2,318      6,114     (1,548)    (1,462)    20,351
=======================================================  ========   ========   ========   ========   ========   ========   ========
NET INCREASE (DECREASE) IN CAPITAL SHARES                   1,744      7,949      2,473      7,161     (2,090)    (3,726)    25,806
=======================================================  ========   ========   ========   ========   ========   ========   ========

                                                           MID CAP                          CAPITAL                       LARGE CAP
                                                        VALUE FUND                      GROWTH FUND                       CORE FUND
                                               -------------------   ------------------------------   -----------------------------
                                                10/1/01    10/1/00    10/1/01    11/1/00    12/1/99    10/1/01    11/1/00   11/1/99
                                                     to         to         to         to         to         to         to        to
                                                3/31/02    9/30/01    3/31/02    9/30/01   10/31/00    3/31/02    9/30/01  10/31/00
                                               --------   --------   --------   --------   --------   --------   --------  --------
                                             (unaudited)           (unaudited)                      (unaudited)
Class A:
 Shares issued                                       79        332         16        570         47         71        127       155
 Shares issued in lieu of cash distributions          5          7         --          2         --          2        153        45
 Shares redeemed                                    (91)      (278)       (50)       (32)        (2)      (130)      (260)     (279)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --         --         --        203        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS A TRANSACTIONS                           (7)        61        (34)       540         45        (57)       223       (79)
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class B:
 Shares issued                                       60        122         62        268        685         24         43        85
 Shares issued in lieu of cash distributions          2          1         --        118         --         --          5         1
 Shares redeemed                                    (50)      (152)      (257)    (1,111)      (588)        (7)       (15)      (17)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --         --         --         56        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS B TRANSACTIONS                           12        (29)      (195)      (725)        97         17         89        69
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class C:
 Shares issued                                       19        178          2         --         --         24         --        --
 Shares issued in lieu of cash distributions          1         --         --         --         --         --         --        --
 Shares redeemed                                    (16)       (33)        --         --         --         --         --        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS C TRANSACTIONS                            4        145          2         --         --         24         --        --
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class S:
 Shares issued                                       --          3        244        878         --         32         57        --
 Shares issued in lieu of cash distributions         --         --         --         --         --         --         --        --
 Shares redeemed                                     --         --       (148)       (69)        --        (63)       (63)       --
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --         --         --        120        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS S TRANSACTIONS                           --          3         96        809         --        (31)       114        --
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class Y:
 Shares issued                                    1,815      6,832      2,691      2,883      2,513      1,880      5,657     4,085
 Shares issued in lieu of cash distributions         69         78         --        156         --         18        831       190
 Shares redeemed                                 (3,239)    (4,453)    (1,267)    (3,316)    (1,095)    (1,971)    (3,788)   (3,746)
 Shares issued in connection with acquisition
  of Fund net assets                                 --         --         --         --         --         --      2,276        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS Y TRANSACTIONS                       (1,355)     2,457      1,424       (277)     1,418        (73)     4,976       529
============================================== ========   ========   ========   ========   ========   ========   ========  ========
NET INCREASE (DECREASE) IN CAPITAL SHARES        (1,346)     2,637      1,293        347      1,560       (120)     5,402       519
============================================== ========   ========   ========   ========   ========   ========   ========  ========

(100     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

                                                                   LARGE CAP             LARGE CAP                         RELATIVE
                                                                 GROWTH FUND            VALUE FUND                       VALUE FUND
                                                         -------------------   -------------------   ------------------------------
                                                          10/1/01    10/1/00    10/1/01    10/1/00    10/1/01    11/1/00    12/1/99
                                                               to         to         to         to         to         to         to
                                                          3/31/02    9/30/01    3/31/02    9/30/01    3/31/02    9/30/01   10/31/00
                                                         --------   --------   --------   --------   --------   --------   --------
                                                       (unaudited)               (unaudited)               (unaudited)
Class A:
 Shares issued                                              1,133      2,597        313        948         38        110        109
 Shares issued in lieu of cash distributions                   --      1,077         19        697         27         23         12
 Shares redeemed                                           (2,152)    (4,194)      (844)    (2,467)       (90)      (235)      (520)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS A TRANSACTIONS                                 (1,019)      (520)      (512)      (822)       (25)      (102)      (399)
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class B:
 Shares issued                                                125        423         84        195         19         50        155
 Shares issued in lieu of cash distributions                   --        215          1        252          8          5          4
 Shares redeemed                                             (221)      (365)      (210)      (469)       (32)       (92)      (110)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS B TRANSACTIONS                                    (96)       273       (125)       (22)        (5)       (37)        49
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class C:
 Shares issued                                                308        793         99        414          3         --         --
 Shares issued in lieu of cash distributions                   --        106         --         34         --         --         --
 Shares redeemed                                             (222)      (281)       (76)      (129)        --         --         --
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS C TRANSACTIONS                                     86        618         23        319          3         --         --
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class S:
 Shares issued                                                  5         --         --         --        265      1,472         --
 Shares issued in lieu of cash distributions                   --         --         --         --         31          5         --
 Shares redeemed                                               --         --         --         --       (253)       (64)        --
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS S TRANSACTIONS                                      5         --         --         --         43      1,413         --
=======================================================  ========   ========   ========   ========   ========   ========   ========
Class Y:
 Shares issued                                              6,691     24,802      5,030     14,771      6,279      2,404      3,570
 Shares issued in lieu of cash distributions                   --      3,006        142      4,642        200        185        104
 Shares redeemed                                          (16,084)   (16,084)   (17,539)   (16,348)    (1,665)    (4,482)    (3,504)
-------------------------------------------------------  --------   --------   --------   --------   --------   --------   --------
TOTAL CLASS Y TRANSACTIONS                                 (9,393)    11,724    (12,367)     3,065      4,814     (1,893)       170
=======================================================  ========   ========   ========   ========   ========   ========   ========
NET INCREASE (DECREASE) IN CAPITAL SHARES                 (10,417)    12,095    (12,981)     2,540      4,830       (619)      (180)
=======================================================  ========   ========   ========   ========   ========   ========   ========

                                                                     BALANCED                EQUITY                        GROWTH &
                                                                         FUND           INCOME FUND                     INCOME FUND
                                               ------------------------------   -------------------   -----------------------------
                                                10/1/01    11/1/00    11/1/99    10/1/01    10/1/00    10/1/01    11/1/00   11/1/99
                                                     to         to         to         to         to         to         to        to
                                                3/31/02    9/30/01   10/31/00    3/31/02    9/30/01    3/31/02    9/30/01  10/31/00
                                               --------   --------   --------   --------   --------   --------   --------  --------
                                             (unaudited)                      (unaudited)           (unaudited)
Class A:
 Shares issued                                      385        204        149        522        863         80        369       251
 Shares issued in lieu of cash distributions        131        334        119         18        308         11        453       378
 Shares redeemed                                 (1,235)      (457)      (437)      (205)      (497)      (400)      (830)     (981)
 Shares issued in connection with acquisition
  of Fund net assets                                 --     11,723         --         --         86         --        970        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS A TRANSACTIONS                         (719)    11,804       (169)       335        760       (309)       962      (352)
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class B:
 Shares issued                                      182        121         47        229        265         20        153        54
 Shares issued in lieu of cash distributions         32         15          2          8        188         --          9         4
 Shares redeemed                                   (430)       (67)        (3)       (63)      (206)       (36)       (70)      (13)
 Shares issued in connection with acquisition
  of Fund net assets                                 --      4,859         --         --         69         --        205        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS B TRANSACTIONS                         (216)     4,928         46        174        316        (16)       297        45
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class C:
 Shares issued                                       35         --         --        434        522          9         --        --
 Shares issued in lieu of cash distributions          2         --         --          7         99         --         --        --
 Shares redeemed                                    (26)        --         --       (143)      (111)        --         --        --
 Shares issued in connection with acquisition
  of Fund net assets                                 --        248         --         --         --         --         --        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS C TRANSACTIONS                           11        248         --        298        510          9         --        --
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class S:
 Shares issued                                    1,136        744         --        117         --        130        544        --
 Shares issued in lieu of cash distributions         39         31         --          1         --          4          6        --
 Shares redeemed                                   (975)      (960)        --        (26)        --       (168)      (765)       --
 Shares issued in connection with acquisition
  of Fund net assets                                 --      4,345         --         --         27         --      1,654        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS S TRANSACTIONS                          200      4,160         --         92         27        (34)     1,439        --
============================================== ========   ========   ========   ========   ========   ========   ========  ========
Class Y:
 Shares issued                                    4,018      1,659      2,282     13,974      6,753        951      5,233     2,839
 Shares issued in lieu of cash distributions        402      1,018        401         92      1,549         38      1,175       926
 Shares redeemed                                 (7,328)    (2,394)    (3,831)    (4,600)    (6,668)    (4,173)    (5,299)   (4,228)
 Shares issued in connection with acquisition
  of Fund net assets                                 --     34,324         --         --      3,459         --      3,786        --
---------------------------------------------- --------   --------   --------   --------   --------   --------   --------  --------
TOTAL CLASS Y TRANSACTIONS                       (2,908)    34,607     (1,148)     9,466      5,093     (3,184)     4,895      (463)
============================================== ========   ========   ========   ========   ========   ========   ========  ========
NET INCREASE (DECREASE) IN CAPITAL SHARES        (3,632)    55,747     (1,271)    10,365      6,706     (3,534)     7,593      (770)
============================================== ========   ========   ========   ========   ========   ========   ========  ========

                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       101)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

5 >  INVESTMENT SECURITY TRANSACTIONS

     During the six months ended March 31, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                                                         PURCHASES         SALES
     ---------------------------------------------------------------------------
     Health Sciences Fund                                 $ 16,480      $ 16,682
     Real Estate Securities Fund                            86,150        67,814
     Science & Technology Fund                              37,516        46,750
     Technology Fund                                       313,604       318,761
     Emerging Markets Fund                                  27,471        30,402
     International Fund                                    325,562       301,042
     Micro Cap Fund                                        231,755       221,771
     Small Cap Core Fund                                   451,463       337,705
     Small Cap Growth Fund                                 570,185       576,483
     Small Cap Value Fund                                   77,753       116,915
     Mid Cap Core Fund                                     571,201       511,046
     Mid Cap Growth Fund                                   512,521       518,786
     Mid Cap Value Fund                                    128,703       148,528
     Capital Growth Fund                                    91,488        68,691
     Large Cap Core Fund                                    78,254        79,832
     Large Cap Growth Fund                                 206,859       314,291
     Large Cap Value Fund                                  388,465       600,999
     Relative Value Fund                                   168,079        42,449
     Balanced Fund                                         199,559       241,707
     Equity Income Fund                                    136,404        38,332
     Growth & Income Fund                                  216,246       354,219
     ---------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal tax purposes at March 31, 2002, is as follows (000):

                                   AGGREGATE      AGGREGATE              FEDERAL
                                       GROSS          GROSS               INCOME
                                APPRECIATION   DEPRECIATION       NET   TAX COST
     ---------------------------------------------------------------------------
     Health Sciences Fund           $  3,236     $  (2,125)  $  1,111   $ 31,787
     Real Estate Securities Fund      14,781          (480)    14,301    115,081
     Science & Technology Fund         8,669        (2,932)     5,737     40,636
     Technology Fund                  32,237       (16,009)    16,228    171,510
     Emerging Markets Fund            13,418          (292)    13,126     53,617
     International Fund               56,314       (72,698)   (16,384)   821,852
     Micro Cap Fund                   98,548       (27,696)    70,852    349,767
     Small Cap Core Fund              91,749       (20,870)    70,879    493,121
     Small Cap Growth Fund            45,929       (19,912)    26,017    366,998
     Small Cap Value Fund            135,164       (26,178)   108,986    451,132
     Mid Cap Core Fund               110,503       (12,725)    97,778    604,810
     Mid Cap Growth Fund              41,577        (5,455)    36,122    348,886
     Mid Cap Value Fund               50,524        (4,924)    45,600    323,288
     Capital Growth Fund              55,142       (14,076)    41,066    198,430
     Large Cap Core Fund             107,608       (30,427)    77,181    324,887
     Large Cap Growth Fund            72,492       (76,105)    (3,613)   672,690
     Large Cap Value Fund            121,806       (44,473)    77,333    952,586
     Relative Value Fund             196,708        (4,001)   192,707    396,105
     Balanced Fund                    76,432       (20,487)    55,945    557,896
     Equity Income Fund              105,452        (4,796)   100,656    406,765
     Growth & Income Fund            125,125       (24,248)   100,877    550,033
     ---------------------------------------------------------------------------

6 >  SECURITIES LENDING TRANSACTIONS

     In order to generate additional income, the Funds may lend portfolio securities representing up to one-third of the value of total assets (which includes collateral received for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. The market value of the securities on loan at, the collateral purchased with cash received and held at March 31, 2002, with respect to such loans, and income generated during the six months ended March 31, 2002, from the program were as follows (000):

                                       MARKET VALUE OF           INCOME RECEIVED
     FUND                            LOANED SECURITIES   FROM SECURITIES LENDING
     ---------------------------------------------------------------------------
     Health Sciences                          $  5,456                      $  4
     Real Estate Securities                     20,209                         4
     Science & Technology                       12,351                        10
     Technology                                 59,526                        50
     International                                  --                       249
     Micro Cap                                  60,640                        86
     Small Cap Core                            103,967                        75
     Small Cap Growth                           96,753                        95
     Small Cap Value                            77,403                        40
     Mid Cap Core                              205,199                       114
     Mid Cap Growth                            170,950                       100
     Mid Cap Value                              91,657                        35
     Capital Growth                             58,938                        24
     Large Cap Core                            137,570                        53
     Large Cap Growth                          199,810                       138
     Large Cap Value                           244,084                       145
     Relative Value                            121,706                         7
     Balanced                                  238,026                       124
     Equity Income                              92,503                        34
     Growth & Income                           184,769                        87
     ---------------------------------------------------------------------------

                         MARKET VALUE OF COLLATERAL PURCHASED WITH CASH RECEIVED
                         -------------------------------------------------------
                                                         OTHER FIXED-
                              REPURCHASE   MONEY MARKET        INCOME
     FUND                     AGREEMENTS    INSTRUMENTS    SECURITIES      TOTAL
     ---------------------------------------------------------------------------
     Health Sciences            $  2,819        $   579      $  2,320   $  5,718
     Real Estate Securities       10,341          2,125         8,508     20,974
     Science & Technology          6,199          1,274         5,101     12,574
     Technology                   29,790          6,123        24,511     60,424
     Micro Cap                    30,906          6,353        25,429     62,688
     Small Cap Core               52,920         10,877        43,542    107,339
     Small Cap Growth             49,389         10,152        40,636    100,177
     Small Cap Value              39,843          8,189        32,782     80,814
     Mid Cap Core                104,205         21,418        85,737    211,360
     Mid Cap Growth               86,458         17,771        71,136    175,365
     Mid Cap Value                46,337          9,524        38,124     93,985
     Capital Growth               29,908          6,147        24,607     60,662
     Large Cap Core               69,936         14,375        57,541    141,852
     Large Cap Growth            101,627         20,889        83,616    206,132
     Large Cap Value             123,812         25,448       101,869    251,129
     Relative Value               62,213         12,788        51,187    126,188
     Balanced                    120,304         24,728        98,983    244,015
     Equity Income                46,968          9,654        38,644     95,266
     Growth & Income              93,826         19,285        77,198    190,309
     ---------------------------------------------------------------------------

(102     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     Effective January 1, 2002, USBAM began serving as the securities lending agent for the Funds. Prior to that date, U.S. Bank served as the securities lending agent. The securities lending agent acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM has acted as the securities lending agent on behalf of the Funds since January 1, 2002. Prior to that time, U.S. Bank acted as the securities lending agent. For these services, the securities lending agent received $1,543,087 in aggregate securities lending fees for the six months ended March 31, 2002, for the First American Family of Funds. Fees generated from the Funds included in this report for securities lending were as follows (000):

     FUND
     ---------------------------------------------------------------------------
     Health Sciences                                                         $ 3
     Real Estate Securities                                                    5
     Science & Technology                                                      6
     Technology                                                               32
     International                                                            57
     Micro Cap                                                                58
     Small Cap Core                                                           55
     Small Cap Growth                                                         68
     Small Cap Value                                                          24
     Mid Cap Core                                                             66
     Mid Cap Growth                                                           64
     Mid Cap Value                                                            27
     Capital Growth                                                           16
     Large Cap Core                                                           35
     Large Cap Growth                                                         62
     Large Cap Value                                                          95
     Relative Value                                                            9
     Balanced                                                                 73
     Equity Income                                                            22
     Growth & Income                                                          57
     ---------------------------------------------------------------------------

                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       103)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

7 >  OPTIONS WRITTEN

     The following options written were outstanding as of March 31, 2002:

     PUT OPTIONS WRITTEN

                                                            EXPIRATION    EXERCISE     NUMBER OF    MARKET VALUE
     ISSUER                                                       DATE       PRICE     CONTRACTS           (000)
     -----------------------------------------------------------------------------------------------------------
     CAPITAL GROWTH FUND:
      Andrax                                                    Apr-02          40           100             $39
      Applied Materials                                         Jul-02          35           100               6
      Boston Scientific                                         May-02        22.5           150               6
      Philadelphia Semiconductor Index                          Apr-02          50           100              26
                                                                                                             ---
      Total put options outstanding (premiums received, $167)                                                $77
                                                                                                             ---

     CALL OPTIONS WRITTEN

                                                            EXPIRATION    EXERCISE     NUMBER OF    MARKET VALUE
     ISSUER                                                       DATE       PRICE     CONTRACTS           (000)
     -----------------------------------------------------------------------------------------------------------
     CAPITAL GROWTH FUND:
      Adobe                                                     Apr-02          45           100             $ 3
      Cardinal Health                                           Apr-02          70           200              55
      Kohl's                                                    Apr-02          75           100               5
                                                                                                             ---
      Total put options outstanding (premiums received, $40)                                                 $63
                                                                                                             ---

     Transactions in options written for the period ended March 31, 2002, were as follows:

     PUT OPTIONS WRITTEN

                                                                                    NUMBER OF            PREMIUM
                                                                                    CONTRACTS       AMOUNT (000)
     -----------------------------------------------------------------------------------------------------------
     CAPITAL GROWTH FUND:
      Balance at September 30, 2001                                                       203          $     71
      Opened                                                                            2,475               521
      Expired                                                                            (549)             (103)
      Exercised                                                                          (363)              (69)
      Closed                                                                           (1,316)             (253)
                                                                                     --------          --------
      Balance at March 31, 2002                                                           450          $    167
                                                                                     --------          --------
     SCIENCE & TECHNOLOGY FUND:
      Balance at September 30, 2001                                                       195          $    616
      Opened                                                                              375               767
      Expired                                                                              --                --
      Exercised                                                                           (50)              (30)
      Closed                                                                             (520)           (1,353)
                                                                                     --------          --------
      Balance at March 31, 2002                                                            --          $     --
                                                                                     --------          --------
     CALL OPTIONS WRITTEN

     CAPITAL GROWTH FUND:
      Balance at September 30, 2001                                                       800          $    104
      Opened                                                                            1,085               482
      Expired                                                                            (985)             (257)
      Exercised                                                                            --                --
      Closed                                                                             (600)             (289)
                                                                                     --------          --------
      Balance at March 31, 2002                                                           300          $     40
                                                                                     --------          --------
     SCIENCE & TECHNOLOGY FUND:
      Balance at September 30, 2001                                                        --          $     --
      Opened                                                                            1,400               714
      Expired                                                                          (1,075)             (420)
      Exercised                                                                            --                --
      Closed                                                                             (325)             (294)
                                                                                     --------          --------
      Balance at March 31, 2002                                                            --          $     --
                                                                                     --------          --------

(104     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

8 >  FUND MERGERS

     On August 31, 2001, shareholders of FAIF approved the agreement and plan of reorganization recommended by the Board of Directors, providing for the acquisition of Firstar Funds, Inc. On September 24, 2001, certain portfolios of FAIF, including newly formed shell portfolios (which were organized solely to acquire the assets and continue business of certain portfolios of the Firstar Funds) merged with certain portfolios of the Firstar Funds. The following table illustrates the specifics of the mergers of the FAIF portfolios covered by this semiannual report (000):

                                                                                        SHARES
                                                                    ACQUIRED         ISSUED TO   ACQUIRING     COMBINED
                                                                  FUND'S NET   SHAREHOLDERS OF        FUND          NET   TAX STATUS
ACQUIRED FUND                   ACQUIRING FUND                        ASSETS     ACQUIRED FUND  NET ASSETS       ASSETS  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Firstar Large Cap Core (1)      First American Large Cap Core (2)   $335,610                      $     --     $335,610  Non-taxable
 Class A                         Class A                                                1,406
 Class B                         Class B                                                  123
 Class Y                         Class S                                                  121
 Institutional Class             Class Y                                               12,631

Firstar Growth & Income (1)     First American Growth & Income (2)   662,988                            --      662,988  Non-taxable
 Class A                         Class A                                                4,878
 Class B                         Class B                                                  374
 Class Y                         Class S                                                1,447
 Institutional Class             Class Y                                               16,110

Firstar Relative Value (1)      First American Relative Value (2)    395,702                            --      395,702  Non-taxable
 Class A                         Class A                                                1,384
 Class B                         Class B                                                  504
 Class Y                         Class S                                                1,134
 Institutional Class             Class Y                                               14,561

Firstar Large Cap Growth (1)    First American Large Cap Growth (2)  185,259                            --      185,259  Non-taxable
 Class A                         Class A                                                  586
 Class B                         Class B                                                3,175
 Class Y                         Class S                                                  657
 Institutional Class             Class Y                                                9,030

Firstar Equity Income           First American Equity Income (1)      41,276 (3)                   245,057      286,333  Non-taxable
 Class A                         Class A                                                   86
 Class B                         Class B                                                   69
 Class Y                         Class S                                                   27
 Institutional Class             Class Y                                                3,459

Firstar Balanced Growth (1)     First American Balanced Growth       227,242                       225,353 (4)  579,042  Non-taxable
 Class A                         Class A                                                4,968
 Class B                         Class B                                                  560
 Class Y                         Class S                                                3,880
 Institutional Class             Class Y                                               15,433

Firstar Balanced Income                                              126,447 (4)
 Class A                         Class A                                                4,483
 Class B                         Class B                                                  891
 Class Y                         Class S                                                  502
 Institutional Class             Class Y                                                7,951

Firstar Mid Cap Core Equity (1) First American Mid Cap Core (2)      468,645                            --      468,645  Non-taxable
 Class A                         Class A                                                2,906
 Class B                         Class B                                                   91
 Class Y                         Class S                                                   39
 Institutional Class             Class Y                                               14,087

Firstar Micro Cap (1)           First American Micro Cap (2)         289,894                            --      289,894  Non-taxable
 Class A                         Class A                                                2,581
 Class B                         Class B                                                  194
 Class Y                         Class S                                                  119
 Institutional Class             Class Y                                               15,293
------------------------------------------------------------------------------------------------------------------------------------

                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       105)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

                                                                                        SHARES
                                                                     ACQUIRED        ISSUED TO   ACQUIRING     COMBINED
                                                                   FUND'S NET  SHAREHOLDERS OF        FUND          NET   TAX STATUS
ACQUIRED FUND                     ACQUIRING FUND                       ASSETS    ACQUIRED FUND  NET ASSETS       ASSETS  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Firstar Small Cap Core Equity (1) First American Small Cap Core (2)  $296,588                     $     --     $296,588  Non-taxable
 Class A                           Class A                                               1,452
 Class B                           Class B                                                 174
 Class Y                           Class S                                                 305
 Institutional Class               Class Y                                              23,845

Firstar International Growth (1)  First American International        136,396                      536,522 (5)  708,158  Non-taxable
 Class A                           Class A                                                 239
 Class B                           Class B                                                  86
 Class Y                           Class S                                               1,128
 Institutional Class               Class Y                                              14,898

Firstar International Value                                            35,240 (5)
 Class A                           Class A                                                 368
 Class B                           Class B                                                  39
 Class Y                           Class S                                                   6
 Institutional Class               Class Y                                               3,813

Firstar REIT                      First American Real Estate
                                  Securities (1)                       32,077 (6)                   63,394       95,471  Non-taxable
 Class A                           Class A                                                  --
 Class B                           Class B                                                  --
 Class Y                           Class S                                                   6
 Institutional Class               Class Y                                               2,572

Firstar Science & Technology (1)  First American Science &
                                  Technology (2)                       35,449                           --       35,449  Non-taxable
 Class A                           Class A                                                 210
 Class B                           Class B                                                 763
 Class Y                           Class S                                                 300
 Institutional Class               Class Y                                               6,147
------------------------------------------------------------------------------------------------------------------------------------

(1) Accounting Survivor
(2) Shell Portfolio
(3) Includes accumulated realized loss of ($239) and unrealized appreciation of $8,261.
(4) Includes accumulated realized loss of ($19,184) and unrealized depreciation of ($37,098).
(5) Includes accumulated realized loss of ($124,169) and unrealized depreciation of ($150,432).
(6) Includes accumulated realized loss of ($2,258) and unrealized appreciation of $1,791.

(106     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

     On November 27, 2000, certain portfolios of the Firstar Funds, including newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Mercantile Funds and Firstar Stellar Funds) merged with certain portfolios of Mercantile Funds and Stellar Funds. On December 11, 2000, certain other portfolios of Mercantile Funds and Firstar Stellar Funds merged into shell portfolios of Firstar Funds. The following table illustrates the specifics of the mergers of certain Funds included in the semiannual report (000):

                                                                                        SHARES
                                                                     ACQUIRED        ISSUED TO   ACQUIRING     COMBINED
                                                                   FUND'S NET  SHAREHOLDERS OF        FUND          NET   TAX STATUS
ACQUIRED FUND                            ACQUIRING FUND                ASSETS    ACQUIRED FUND  NET ASSETS       ASSETS  OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
Mercantile Growth Equity                 Firstar Large Cap Core
                                         Equity (1)                   $ 95,738 (5)                $356,198     $451,936  Non-taxable
 Class A                                  Class A                                         203
 Class B                                  Class B                                          56
 Institutional Class                      Class Y                                         120
 Trust Class                              Institutional Class                           2,276

Mercantile Growth & Income Equity        Firstar Growth & Income (1)   268,736 (4)                 673,486      942,222  Non-taxable
 Class A                                  Class A                                         970
 Class B                                  Class B                                         205
 Institutional Class                      Class Y                                       1,654
 Trust Class                              Institutional Class                           3,786

Firstar Stellar Relative Value (1)       Firstar Relative Value (2)    503,157                          --      503,157  Non-taxable
 Class A                                  Class A                                       1,458
 Class B                                  Class B                                         537
 Class Y                                  Institutional Class                          16,100

Firstar Stellar Growth Equity (1)        Firstar Large Cap Growth (2)  320,713                          --      320,713  Non-taxable
 Class A                                  Class A                                          57
 Class B                                  Class B                                       3,972
 Class Y                                  Institutional Class                           9,383

Mercantile Equity Income (1)             Firstar Equity Income (2)      51,717                          --       51,717  Non-taxable
 Class A                                  Class A                                         134
 Class B                                  Class B                                          98
 Institutional Class                      Class Y                                          12
 Trust Class                              Institutional Class                           7,693

Mercantile Balanced                      Firstar Balanced Growth (1)    66,580 (3)                 212,028      278,608  Non-taxable
 Class A                                  Class A                                         274
 Class B                                  Class B                                          59
 Institutional Class                      Class Y                                         533
 Trust Class                              Institutional Class                           1,563

Mercantile Small Cap Equity (1)          Firstar Emerging Growth       137,018                     198,507 (6)  335,525  Non-taxable
 Class A                                  Class A                                         801
 Class B                                  Class B                                          31
 Trust Class                              Institutional Class                          14,027

Mercantile International Equity (1)      Firstar Core International
                                         Equity                        131,976                      37,900      169,876  Non-taxable
 Class A                                  Class A                                           2
 Class B                                  Class B                                           9
 Trust Class                              Institutional Class                           2,901

Firstar Stellar REIT (1)                 Firstar REIT (2)               36,907                          --       36,907  Non-taxable
 Class Y                                  Institutional Class                           4,085

Firstar Stellar Science &
Technology (1)                           Firstar Science &
                                         Technology (2)                121,342                          --      121,342  Non-taxable
 Class A                                  Class A                                         106
 Class B                                  Class B                                         704
 Class Y                                  Institutional Class                           6,251
------------------------------------------------------------------------------------------------------------------------------------

(1) Accounting Survivor
(2) Shell Portfolio
(3) Includes accumulated realized loss of ($114) and unrealized depreciation of ($283).
(4) Includes unrealized appreciation of $50,298.
(5) Includes unrealized appreciation of $40,483.
(6) Includes unrealized appreciation of $18,818.

                          FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002       107)

NOTES TO FINANCIAL STATEMENTS March 31, 2002 (unaudited)

9 >  SUBSEQUENT EVENTS

     CAPITAL GAIN DISTRIBUTIONS - The Relative Value Fund made a distribution of long-term capital gains of $2.30 per share. The distributions were paid on May 14, 2002, to shareholders of record on May 13, 2002.

     FUND MERGERS - On May 14, 2002, shareholders of the Capital Growth Fund, Relative Value Fund, Growth & Income Fund, and Science & Technology Fund approved the Agreement and Plan of Reorganization recommended by the Board of Directors, providing for the merger into the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, and Technology Fund, respectively at the close of business May 17, 2002. Under the Agreement and Plan of Reorganization, Class A, Class B, Class C, Class S, and Class Y shares of the Capital Growth Fund, Relative Value Fund, Growth & Income Fund, and Science & Technology Fund were exchanged for Class A, Class B, Class C, Class S, and Class Y shares, respectively, of the Large Cap Growth Fund, Large Cap Value Fund, Equity Income Fund, and Technology Fund on a tax free basis.

(108     FIRST AMERICAN FUNDS SEMIANNUAL REPORT 2002

BOARD OF DIRECTORS FIRST AMERICAN INVESTMENT FUNDS, INC.



          ROBERT DAYTON
          Director of First American Investment Funds, Inc.
          Retired; former Chief Executive Officer of Okabena Company


          ROGER GIBSON
          Director of First American Investment Funds, Inc.
          Vice President of North America-Mountain Region for United Airlines


          ANDREW HUNTER III
          Director of First American Investment Funds, Inc.
          Chairman of Hunter, Keith Industries, Inc.


          LEONARD KEDROWSKI
          Director of First American Investment Funds, Inc.
          Owner and President of Executive Management Consulting, Inc.


          JOHN MURPHY JR.
          Director of First American Investment Funds, Inc.
          Executive Vice President of U.S. Bancorp


          RICHARD RIEDERER
          Director of First American Investment Funds, Inc.
          Retired; former President and Chief Executive Officer of Weirton Steel


          JOSEPH STRAUSS
          Director of First American Investment Funds, Inc.
          Former Chairman of First American Investment Funds, Inc. Owner and President of Strauss Management Company


          VIRGINIA STRINGER
          Chairperson of First American Investment Funds, Inc.
          Owner and President of Strategic Management Resources, Inc.


          JAMES WADE
          Director of First American Investment Funds, Inc.
          Owner and President of Jim Wade Homes

[LOGO] FIRST AMERICAN FUNDS(TM)


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

For a prospectus or fund profile containing more information on First American Funds, including investment policies, fees, and expenses, please contact your investment professional, call First American Funds Investor Services at 800.677.FUND, or visit us on the web at firstamericanfunds.com. Please read the prospectus or profile carefully before you invest or send money.

Past performance does not guarantee future results. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, WI 53202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     1400 Pillsbury Center
     200 South Sixth Street
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402






--------------------------------------------------------------------------------

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In an attempt to reduce shareholder costs and help eliminate duplication, the
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copies, please call First American Funds Investor Services at 800.677.FUND.

2102-02  5/2002  STOCKSAR